UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Timothy P. Demetres

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-7949

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
COMMERCIAL PAPER — 78.3%
Banks — 6.4%
PNC Bank, N.A.
0.230%, 05/04/15	$1,850	$1,849,610
0.250%, 06/08/15	800	799,622
0.400%, 09/10/15	2,000	1,996,400
Societe Generale, NY Yankee
0.300%, 05/04/15	742	741,796
0.330%, 07/02/15	2,000	1,998,313

		7,385,741

Beverages — 1.2%
Coca-Cola Co. 0.180%, 05/07/15	1,350	1,349,757

Diversified Financial Services — 15.6%
AXA Financial
0.230%, 05/01/15	1,500	1,499,712
0.240%, 05/01/15	4,000	3,999,200
0.250%, 05/04/15	700	699,840
ING (U.S.) Funding LLC 0.240%, 06/03/15	700	699,706
John Deere Capital Corp. 0.120%, 05/12/15	600	599,918
Ontario Province Canada
0.060%, 04/06/15	850	849,993
0.050%, 04/07/15	610	609,995
0.070%, 04/15/15	535	534,985
Reckitt & Benckiser Treasury Services PLC
0.190%, 04/02/15	515	514,997
0.160%, 04/08/15	400	399,988
0.200%, 04/08/15	350	349,986
0.230%, 04/08/15	300	299,987
0.220%, 04/21/15	400	399,951
0.280%, 10/13/15	800	798,787
WGL Holdings, Inc. 0.200%, 04/07/15	5,700	5,699,810

		17,956,855

Electric — 30.1%
Basin Electric Power 0.130%, 04/02/15	1,600	1,599,994
Dominion Resources, Inc. 0.400%, 04/02/15	460	459,995
Duke Energy Corp. 0.610%, 04/14/15	400	399,912
Electricite de France
0.170%, 04/02/15	3,000	2,999,986
0.190%, 05/06/15	2,500	2,499,538
0.250%, 07/13/15	800	799,428
GDF Suez S.A.
0.180%, 04/01/15	2,000	2,000,000
0.130%, 04/08/15	1,350	1,349,966
0.160%, 04/20/15	1,010	1,009,915
0.180%, 05/11/15	445	444,911
0.220%, 06/01/15	900	899,664
IDACORP, Inc. 0.550%, 04/24/15	550	549,807
MidAmerican Energy Co. 0.340%, 04/02/15	10,000	9,999,906

	Par (000)	Value†

Electric — (continued)
Oglethorpe Power Corp.
0.180%, 04/15/15	$2,000	$1,999,860
0.230%, 05/15/15	3,585	3,583,992
Southern Co. 0.220%, 04/09/15	4,000	3,999,804

		34,596,678

Electronics — 5.6%
Honeywell International, Inc.
0.230%, 06/23/15	500	499,735
0.330%, 12/04/15	6,000	5,986,415

		6,486,150

Food — 0.6%
Campbell Soup Co. 0.420%, 04/22/15	350	349,914
General Mills, Inc. 0.500%, 04/21/15	386	385,893

		735,807

Healthcare Services — 5.0%
United Healthcare Corp.
0.230%, 04/10/15	1,000	999,943
0.230%, 04/14/15	1,800	1,799,850
0.250%, 05/04/15	2,900	2,899,335

		5,699,128

Insurance — 3.5%
MetlLife, Inc.
0.140%, 04/21/15	2,000	1,999,844
0.120%, 05/06/15	2,000	1,999,767

		3,999,611

Media — 0.4%
Time Warner Cable, Inc. 0.420%, 04/10/15	500	499,948

Metal Fabricate/Hardware — 5.0%
Precision Cast Parts Corp. 0.250%, 05/05/15	5,700	5,698,654

Miscellaneous Manufacturing — 4.9%
Illinois Tool Works, Inc. 0.090%, 04/15/15	5,000	4,999,825
Pall Corp. 0.550%, 04/06/15	580	579,956

		5,579,781

TOTAL COMMERCIAL PAPER (Cost $89,988,110)		89,988,110

CORPORATE BONDS — 3.0%
Diversified Financial Services — 3.0%
General Electric Capital Corp.
3.500%, 06/29/15	500	503,988
2.250%, 11/09/15	500	505,526
1.000%, 12/11/15	1,200	1,205,157
Province of Ontario Canada 2.700%, 06/16/15	350	351,726

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Province of Quebec Canada 4.600%, 05/26/15	$900	$905,815
TOTAL CORPORATE BONDS (Cost $3,472,212)		3,472,212

U.S. TREASURY OBLIGATIONS — 14.8%
U.S. Treasury Note
0.080%, 01/31/16•	12,000	12,000,211
0.375%, 03/15/16	5,000	5,005,081
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,005,292)		17,005,292

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.6%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund -Class I	1	1
Fidelity Institutional Prime Money Market Portfolio	4,142,326	4,142,326
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $4,142,332)		4,142,332

TOTAL INVESTMENTS — 99.7% (Cost $114,607,946)		$114,607,946

Other Assets & Liabilities — 0.3%		307,481

TOTAL NET ASSETS — 100.0%		$114,915,427

†	See Security Valuation Note.
•	Variable Rate Security.

LLC — Limited Liability Company.

PLC — Public Limited Company.

Maturity Schedule	Market Value	% of Portfolio	(Cumulative)
1 — 7 days	$41,457,175	36.2%	36.2%
8 — 14 days	10,099,384	8.8%	45.0%
15 — 30 days	12,229,994	10.7%	55.7%
31 — 60 days	28,771,845	25.1%	80.8%
61 — 90 days	3,754,441	3.3%	84.1%
91 — 120 days	2,797,741	2.4%	86.5%
121 — 150 days	—	0.0%	86.5%
over 150 days	15,497,366	13.5%	100.0%

	$114,607,946	100.0%

Average Weighted Maturity — 54 days

PENN SERIES FUNDS, INC.

MONEY MARKET FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$17,005,292	$—	$17,005,292	$—
CORPORATE BONDS	3,472,212	—	3,472,212	—
COMMERCIAL PAPER	89,988,110	—	89,988,110	—
SHORT-TERM INVESTMENTS	4,142,332	4,142,332	—	—

TOTAL INVESTMENTS	$114,607,946	$4,142,332	$110,465,614	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 31.0%
Ally Master Owner Trust 1.540%, 09/15/19	$1,000	$1,003,704
Americredit Automobile Receivables Trust 2013-5 2.290%, 11/08/19	1,000	1,006,865
Avenue CLO VI Ltd. 2007-6A 2.378%, 07/17/19 144A @,•	2,500	2,437,785
Bacchus 2006-1 Ltd. 1.807%, 01/20/19•	2,000	1,972,886
Black Diamond CLO 2005-1 Delaware Corp. 2.170%, 06/20/17•	2,000	1,999,322
Brentwood CLO Corp. 1.080%, 02/01/22•	2,000	1,892,788
Chase Issuance Trust 07-B1 0.402%, 04/15/19•	2,398	2,384,777
Chesapeake Funding LLC 0.959%, 03/07/26 144A @,•	1,080	1,077,977
Conseco Financial Corp. 7.650%, 04/15/19	9	9,011
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	2,500	2,502,575
CPS Auto Receivables Trust 2014-A 1.210%, 08/15/18 144A @	615	612,486
Discover Card Execution Note Trust 1.040%, 04/15/19	735	737,082
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	823	841,546
Enterprise Fleet Financing LLC 0.910%, 09/20/18 144A @	1,150	1,149,289
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34•	13	12,686
Ford Credit Auto Owner Trust 1.970%, 05/15/19	1,800	1,817,534
GE Equipment Transportation LLC Series 2013-1 1.540%, 03/24/21	1,000	1,003,531
Golden Credit Card Trust 1.390%, 07/15/19 144A @	2,000	2,004,392
Goldentree Loan Opportunities VII Ltd. 1.384%, 04/25/25 144A @,•	3,000	2,944,227
Goldman Sachs Asset Management CLO PLC 2.982%, 08/01/22 144A @,•	2,000	1,972,092
HLSS Servicer Advance Receivables Trust 1.990%, 10/15/45 144A @	2,450	2,444,610
Hyundai Auto Lease Securitization Trust 2014-B 1.540%, 12/17/18 144A @	1,100	1,100,784
Jasper CLO Ltd. 2005-1A 1.132%, 08/01/17 144A @,•	2,375	2,331,438
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4 4.999%, 10/15/42•	1,880	1,894,897
KKR Financial CLO 2005-1 Ltd. 2.306%, 04/26/17 144A @,•	2,000	2,000,008

	Par (000)	Value†

OHA Park Avenue CLO Ltd. 2007-1A 1.561%, 03/14/22 144A @,•	$1,576	$1,529,885
Popular ABS Mortgage Pass-Through Trust 2004-4 4.628%, 09/25/34•	9	9,370
Rockwall CDO II Ltd. 2007-1A 0.482%, 08/01/24 144A @,•	4,256	4,119,018
SACO I, Inc. 05-4 1.070%, 06/25/35 144A @,•	209	201,442
SLM Student Loan Trust 2002-5 0.671%, 09/16/24•	3,000	2,945,094
SLM Student Loan Trust 2004-4 0.636%, 01/27/25•	2,200	2,123,385
SLM Student Loan Trust 2004-6 0.636%, 04/25/25•	4,500	4,357,444
SLM Student Loan Trust 2004-9 0.564%, 04/25/25•	2,500	2,394,710
St James River CLO Ltd. 2.567%, 06/11/21 144A @,•	1,000	988,003
Stoney Lane Funding I Corp. 1.657%, 04/18/22 144A @,•	3,000	2,852,118
Sugar Creek CLO Ltd. 2.957%, 07/20/22 144A @,•	2,000	2,000,712
Tralee CDO Ltd. 2007-1A 1.733%, 04/16/22 144A @,•	2,000	1,900,602
Volvo Financial Equipment LLC Series 2013-1 1.620%, 08/17/20 144A @	1,000	1,003,061
World Financial Network Credit Card Master Trust 2012-B 1.760%, 05/17/21	1,782	1,797,910

TOTAL ASSET BACKED SECURITIES (Cost $67,346,538)		67,377,046

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Banc of America Commercial Mortgage Trust 2006-1 5.421%, 09/10/45•	2,000	2,054,828
Banc of America Merrill Lynch Commercial Mortgage Inc 5.178%, 09/10/47•	1,000	1,021,158

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,082,205)		3,075,986

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.9%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY 1.654%, 09/15/26 144A @,•	1,000	998,867
Banc of America Commercial Mortgage Trust 2006-1 5.372%, 09/10/45•	3,095	3,140,153
Boca Hotel Portfolio Trust 2013-BOCA 1.904%, 08/15/26 144A @,•	1,000	1,000,000
CSMC Trust 2014-SURF 1.010%, 02/15/29 144A @,•	1,000	998,223

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
EMAC Owner Trust 2000-1 6.551%, 01/15/27 144A @,•	$309	$224,974
Fannie Mae - Aces Series 2014-M2 Class ASV1 1.916%, 06/25/21	7,811	7,937,535
Fannie Mae Connecticut Avenue Securities 2.155%, 10/25/23•	770	780,247
FHLMC Multifamily Structured Pass-Through K501-A1 1.337%, 06/25/16	211	210,675
Freddie Mac Structured Agency Credit Risk Debt Notes 1.155%, 02/25/24•	908	908,299
FREMF Mortgage Trust Series 2010-K6 Class B 5.365%, 01/25/20	3,000	3,356,022
FREMF Mortgage Trust Series 2013-KF02 Class C 4.174%, 12/25/45	1,159	1,186,550
Hilton USA Trust 2013-HLF 2.901%, 11/05/30 144A @,•	985	987,439
Hilton USA Trust 2014-ORL B 1.356%, 07/15/29 144A @,•	2,500	2,479,057
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class A 1.104%, 12/15/28 144A @,•	1,000	1,000,322
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 1.304%, 04/15/30 144A @,•	1,500	1,499,761
Morgan Stanley Capital I Trust 2005-Top19 4.890%, 06/12/47	2,564	2,566,259
Morgan Stanley Capital I Trust 2006-IQ12 5.332%, 12/15/43	3,130	3,288,021

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $32,848,185)		32,562,404

CORPORATE BONDS — 42.6%
Aerospace & Defense — 0.5%
BAE Systems PLC 3.500%, 10/11/16 144A @	1,000	1,033,403

Airlines — 3.7%
American Airlines 2013-2 Class C Pass-Through Trust 6.000%, 01/15/17 144A @	1,000	1,015,000
Continental Airlines 2009-1 Pass-Through Trust 9.000%, 07/08/16	929	1,005,817
Delta Air Lines 2010-2 Class B Pass-Through Trust 6.750%, 11/23/15	2,700	2,781,810
Northwest Airlines 2007-1 Class B Pass-Through Trust 8.028%, 11/01/17	2,135	2,400,800

	Par (000)	Value†

Airlines — (continued)
UAL 2009-2A Pass-Through Trust 9.750%, 01/15/17	$712	$790,672

		7,994,099

Auto Parts & Equipment — 0.5%
Johnson Controls, Inc. 2.600%, 12/01/16	1,105	1,132,266

Banks — 3.0%
Bank of America Corp. 3.750%, 07/12/16	1,000	1,030,751
Capital One NA / Mclean VA 0.935%, 02/05/18•	2,000	2,003,870
JPMorgan Chase & Co. 3.150%, 07/05/16	2,000	2,051,910
State Street Corp. 4.956%, 03/15/18	1,350	1,460,762

		6,547,293

Beverages — 1.3%
Constellation Brands, Inc. 7.250%, 05/15/17	1,750	1,931,562
Diageo Capital PLC 1.500%, 05/11/17	1,000	1,009,356

		2,940,918

Biotechnology — 0.9%
Amgen, Inc. 2.500%, 11/15/16	1,000	1,023,771
Celgene Corp. 2.450%, 10/15/15	1,000	1,007,706

		2,031,477

Diversified Financial Services — 4.4%
AerCap Aviation Solutions BV 6.375%, 05/30/17	1,000	1,060,000
American Express Co. 6.150%, 08/28/17	2,000	2,223,448
Ford Motor Credit Co. LLC 8.000%, 12/15/16	2,000	2,215,610
General Electric Capital Corp. 2.300%, 04/27/17	1,000	1,026,022
Icahn Enterprises LP 3.500%, 03/15/17	1,000	1,007,500
Vesey Street Investment Trust, STEP 4.404%, 09/01/16 •	2,000	2,085,350

		9,617,930

Electric — 3.1%
Israel Electric Corp. Ltd. 6.700%, 02/10/17 144A @	1,000	1,065,000
LG&E and KU Energy LLC 2.125%, 11/15/15	1,000	1,006,526
San Diego Gas & Electric Co. 1.914%, 02/01/22	1,605	1,615,134
Southern California Edison Co. 1.845%, 02/01/22	3,000	3,016,620

		6,703,280

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electronics — 0.5%
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	$1,000	$1,000,550

Environmental Control — 0.5%
Waste Management, Inc. 2.600%, 09/01/16	1,000	1,018,300

Food — 1.5%
ConAgra Foods, Inc. 1.300%, 01/25/16	1,000	1,002,622
Mondelez International, Inc. 4.125%, 02/09/16	1,000	1,026,954
Tyson Foods, Inc. 6.600%, 04/01/16	645	680,414
WM Wrigley Jr. Co. 1.400%, 10/21/16 144A @	500	501,835

		3,211,825

Gas — 1.4%
Florida Gas Transmission Co., LLC 4.000%, 07/15/15 144A @	1,000	1,008,125
Questar Corp. 2.750%, 02/01/16	1,000	1,016,428
Sabine Pass LNG LP 7.500%, 11/30/16	1,000	1,062,500

		3,087,053

Healthcare Products — 1.9%
Baxter International, Inc. 0.950%, 06/01/16	1,000	1,001,622
Boston Scientific Corp. 6.400%, 06/15/16	2,000	2,118,724
CareFusion Corp. 1.450%, 05/15/17	1,000	1,000,753

		4,121,099

Healthcare Services — 1.4%
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/17	1,000	1,097,500
Quest Diagnostics, Inc. 5.450%, 11/01/15	1,000	1,028,710
WellPoint, Inc. 1.250%, 09/10/15	1,000	1,002,388

		3,128,598

Machinery - Diversified — 1.5%
CNH Industrial Capital LLC 3.875%, 11/01/15	2,000	2,015,000
Xylem, Inc. 3.550%, 09/20/16	1,165	1,201,658

		3,216,658

Media — 1.4%
Thomson Reuters Corp.
0.875%, 05/23/16	1,000	999,616
1.300%, 02/23/17	1,000	1,001,138
Time Warner, Inc. 5.875%, 11/15/16	1,000	1,076,726

		3,077,480

	Par (000)	Value†

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc. 5.500%, 09/15/18 144A @	$1,000	$998,750

Oil & Gas — 1.9%
BG Energy Capital PLC 2.500%, 12/09/15 144A @	1,000	1,010,557
Chesapeake Energy Corp. 6.500%, 08/15/17	1,000	1,052,500
Ensco PLC 3.250%, 03/15/16	1,000	1,024,242
Statoil ASA 3.125%, 08/17/17	1,000	1,047,137

		4,134,436

Oil & Gas Services — 2.1%
Cameron International Corp. 1.150%, 12/15/16	1,000	992,693
Hiland Partners LP / Hiland Partners Corp. 7.250%, 10/01/20 144A @	2,345	2,526,737
Schlumberger Investment SA 1.950%, 09/14/16 144A @	1,035	1,053,322

		4,572,752

Pharmaceuticals — 2.2%
Actavis Funding SCS 1.850%, 03/01/17	1,000	1,007,214
Mckesson Corp.
0.950%, 12/04/15	500	501,128
1.292%, 03/10/17	1,000	1,001,016
Mylan, Inc. 1.800%, 06/24/16	1,260	1,270,134
Perrigo Co., PLC 1.300%, 11/08/16 144A @	1,000	999,384

		4,778,876

Pipelines — 1.9%
Access Midstream Partners LP / ACMP Finance Corp. 4.875%, 05/15/23	2,000	2,015,000
Kinder Morgan Energy Partners LP 3.500%, 03/01/16	1,000	1,020,696
Spectra Energy Partners LP 2.950%, 06/15/16	1,000	1,022,382

		4,058,078

Retail — 0.9%
Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	1,910	2,060,344

Semiconductors — 1.3%
Micron Semiconductor Asia Pte Ltd. 1.258%, 01/15/19	800	798,286
NXP BV / NXP Funding LLC 3.750%, 06/01/18 144A @	1,000	1,020,000
Samsung Electronics America, Inc. 1.750%, 04/10/17 144A @	1,000	1,008,357

		2,826,643

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — 3.4%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	$1,000	$1,016,390
AT&T, Inc. 0.900%, 02/12/16	1,000	1,001,586
British Telecommunications PLC 1.625%, 06/28/16	1,000	1,007,393
Crown Castle Towers LLC 3.214%, 08/15/15 144A @	1,540	1,551,095
Deutsche Telekom International Finance B.V. 3.125%, 04/11/16 144A @	1,000	1,021,611
Verizon Communications, Inc.
2.500%, 09/15/16	680	694,472
1.350%, 06/09/17	1,000	1,000,656

		7,293,203

Trucking and Leasing — 0.9%
GATX Corp. 1.250%, 03/04/17	1,000	995,889
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,031,247

		2,027,136

TOTAL CORPORATE BONDS (Cost $92,701,349)		92,612,447

MUNICIPAL NOTE — 0.2%
Regional — 0.2%
La Paz County Industrial Development Authority 6.250%, 12/01/19 (Cost $392,708)	375	420,274

RESIDENTIAL MORTGAGE BACKED SECURITIES — 3.1%
Collateralized Mortgage Obligations — 3.0%
Fannie Mae REMICS 0.370%, 10/27/37•	6,563	6,479,328

Fannie Mae Pool — 0.1%
4.000%, 06/01/20	188	198,756

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $6,695,531)		6,678,084

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Note
2.000%, 04/30/16	3,500	3,562,891
0.875%, 02/28/17	6,750	6,792,714
0.875%, 05/15/17	1,800	1,810,125
0.750%, 03/31/18	3,250	3,235,528

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,384,126)		15,401,258

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	2,458,073	$2,458,073
BlackRock Liquidity Funds TempFund - Institutional Shares	218	218
Federated Prime Obligations Fund - Class I	408	408
Fidelity Institutional Prime Money Market Portfolio	1,020	1,020
Fidelity Institutional Prime Money Market Portfolio - Class I	198	198
Wells Fargo Advantage Government Money Market Fund - Institutional Class	77	77
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $2,460,000)		2,460,000

TOTAL INVESTMENTS — 101.4% (Cost $220,910,642)(a)		$220,587,499

Other Assets & Liabilities — (1.4)%		(3,035,099)

TOTAL NET ASSETS — 100.0%		$217,552,400

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $220,915,399. Net unrealized depreciation was $327,900. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $552,504 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $880,404.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 03/31/2015††
United States	77%
Cayman Islands	13
Canada	2
United Kingdom	2
Netherlands	2
Ireland	1
Luxembourg	1
Other	2

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

LIMITED MATURITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$15,401,258	$—	$15,401,258	$—
ASSET BACKED SECURITIES	67,377,046	—	67,377,046	—
COLLATERALIZED MORTGAGE OBLIGATIONS	3,075,986	—	3,075,986	—
COMMERCIAL MORTGAGE BACKED SECURITIES	32,562,404	—	32,562,404	—
CORPORATE BONDS	92,612,447	—	92,612,447	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	6,678,084	—	6,678,084	—
SHORT-TERM INVESTMENTS	2,460,000	2,460,000	—	—
MUNICIPAL NOTES	420,274	—	420,274	—

TOTAL INVESTMENTS	220,587,499	2,460,000	218,127,499	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.5%
Federal National Mortgage Association — 0.5%
3.000%, 11/28/25 (Cost $2,481,671)	$2,500	$2,508,660

ASSET BACKED SECURITIES — 21.5%
American Express Credit Account Master Trust 0.770%, 05/15/18	2,727	2,728,805
Avenue CLO VI Ltd. 2007-6A 2.407%, 07/17/19 144A @,•	2,500	2,437,785
Babson CLO, Inc. 2007-I 1.507%, 01/18/21 144A @,•	2,500	2,418,663
Bacchus 2006-1 Ltd. 1.807%, 01/20/19 144A @,•	2,000	1,972,886
Black Diamond CLO 2005-1 Delaware Corp. 2.170%, 06/20/17 144A @,•	3,000	2,998,983
Brentwood CLO Corp. 1.075%, 02/01/22 144A @,•	4,000	3,785,576
Centerpoint Energy Transition Bond Co. IV LLC 0.901%, 04/15/18	7,897	7,906,518
Chrysler Capital Auto Receivables Trust 2014-B 2.700%, 05/15/20 144A @	3,000	3,058,248
College Loan Corp. Trust I 1.006%, 04/25/46 144A @,•	5,000	4,927,945
Conseco Financial Corp. 7.240%, 11/15/28 •	427	254,824
Enterprise Fleet Financing LLC 0.910%, 09/20/18 144A @	4,600	4,597,157
Ford Credit Auto Owner Trust 1.010%, 05/15/18	2,385	2,375,894
Gleneagles CLO Ltd. 0.655%, 11/01/17 144A @,•	3,000	2,988,456
Goldentree Loan Opportunities VII Ltd. 1.406%, 04/25/25 144A @,•	3,000	2,944,227
HLSS Servicer Advance Receivables Trust 1.990%, 10/15/45 144A @	5,000	4,989,000
Jasper CLO Ltd. 2005-1A 1.155%, 08/01/17 144A @,•	2,375	2,331,438
Keycorp Student Loan Trust 2006-A 0.579%, 09/27/35 •	5,000	4,838,585
KKR Financial CLO 2005-1 Ltd. 2.306%, 04/26/17 144A @,•	3,000	3,000,012
Morgan Stanley Capital I Trust 2005-Iq10 5.250%, 09/15/42 •	1,480	1,504,939
Rockwall CDO II Ltd. 2007-1A 0.505%, 08/01/24 144A @,•	7,235	7,002,331
SACO I, Inc. 2005-4 1.074%, 06/25/35 144A @,•	628	604,327
SLC Private Student Loan Trust 2006-A 0.553%, 07/15/36 •	4,000	3,857,752
SLC Student Loan Trust 2005-1 0.457%, 02/15/45 •	6,835	6,137,157
SLM Student Loan Trust 2004-4 0.636%, 01/27/25 •	5,800	5,598,015

	Par (000)	Value†

SLM Student Loan Trust 2004-6 0.636%, 04/25/25 •	$10,000	$9,683,210
SLM Student Loan Trust 2004-9 0.586%, 04/25/25 •	5,000	4,789,420
SLM Student Loan Trust 2005-10 0.526%, 10/26/26 •	7,500	6,868,522
SLM Student Loan Trust 2008-5 1.956%, 07/25/23 •	3,000	3,122,202
SLM Student Loan Trust 2008-9 1.756%, 04/25/23 •	6,432	6,595,526
SLM Student Loan Trust 2012-6 1.174%, 04/27/43 •	7,205	6,741,099

TOTAL ASSET BACKED SECURITIES (Cost $123,533,478)		123,059,502

COMMERCIAL MORTGAGE BACKED SECURITIES — 19.7%
Banc of America Commercial Mortgage Trust 2006-1 5.372%, 09/10/45 •	6,000	6,087,534
Boca Hotel Portfolio Trust 2013-BOCA
1.325%, 08/15/26144A @,•	305	304,605
1.925%, 08/15/26144A @,•	1,000	1,000,000
CFCRE Commercial Mortgage Trust 2011-C1 4.961%, 04/15/44 144A @,•	1,000	1,126,557
Citigroup Deutsche Bank Commercial Mortgage Trust 2007-CD4 5.322%, 12/11/49	1,500	1,579,195
EMAC Owner Trust 2000-1 6.447%, 01/15/27 144A @,•	619	449,947
FREMF Mortgage Trust Series 2010-K6 Class B 5.365%, 12/25/46 144A @	7,795	8,720,064
FREMF Mortgage Trust Series 2012-K18 Class B 4.265%, 01/25/22 144A @,•	6,000	6,449,490
FREMF Mortgage Trust Series 2012-K19 Class C 4.036%, 03/25/22 144A @,•	4,500	4,625,779
FREMF Mortgage Trust Series 2012-K21 Class C 3.938%, 07/25/45 144A @	4,720	4,768,359
FREMF Mortgage Trust Series 2012-K22 Class B 3.687%, 08/25/45 144A @,•	9,145	9,499,552
FREMF Mortgage Trust Series 2012-K23 Class C 3.656%, 10/25/45 144A @	5,000	5,008,950
FREMF Mortgage Trust Series 2012-K707 Class B 3.883%, 12/25/18	8,272	8,670,305
FREMF Mortgage Trust Series 2012-K710 Class C 3.819%, 06/25/47	5,000	5,138,065
FREMF Mortgage Trust Series 2012-K711 Class B 3.562%, 08/25/45 144A @	6,000	6,076,476

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
FREMF Mortgage Trust Series 2013-K27 Class C 3.497%, 01/25/46 144A @	$5,000	$4,942,500
FREMF Mortgage Trust Series 2013-K28 Class C 3.494%, 03/25/23 144A @,•	1,000	987,387
FREMF Mortgage Trust Series 2013-K35 Class C 3.947%, 12/15/45 144A @,•	1,000	1,015,148
FREMF Mortgage Trust Series 2013-KF02 Class C 4.169%, 12/25/45 144A @,•	1,159	1,186,550
FREMF Mortgage Trust Series 2014-K37 Class B 4.558%, 01/25/47 144A @	5,825	6,343,262
FREMF Mortgage Trust Series 2014-K40 Class B 4.072%, 09/25/25 144A @	4,500	4,707,945
FREMF Mortgage Trust Series 2014-K41 Class B 3.830%, 11/25/47 144A @	5,000	5,154,905
FREMF Mortgage Trust Series 2014-K503 Class B 3.009%, 10/25/19 144A @	5,000	5,068,830
FREMF Mortgage Trust Series 2015-K43 Class B 3.863%, 02/25/48 144A @	5,000	5,109,585
Hilton USA Trust 2013-HLT 4.407%, 11/05/30 144A @	1,000	1,029,228
Hilton USA Trust 2014-ORL B 1.372%, 07/15/29 144A @,•	1,500	1,487,435
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 1.672%, 12/15/28 144A @,•	1,900	1,901,167
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12 4.950%, 09/12/37 •	1,452	1,465,508
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 01/15/49	1,406	1,490,202
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU Class A 1.125%, 12/15/28 144A @,•	1,000	1,000,322

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $110,722,200)		112,394,852

CORPORATE BONDS — 35.1%
Aerospace & Defense — 0.9%
Lockheed Martin Corp. 3.800%, 03/01/45	3,000	2,982,156
The Boeing Co. 6.625%, 02/15/38	1,555	2,240,697

		5,222,853

	Par (000)	Value†

Agriculture — 0.2%
Japan Tobacco, Inc. 2.100%, 07/23/18 144A @	$1,000	$1,014,413

Airlines — 2.3%
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/25	924	960,712
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 07/15/20 144A @	1,035	1,082,061
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/27	3,000	3,022,500
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/23	1,000	1,002,500
Continental Airlines 2009-1 Pass-Through Trust 9.000%, 07/08/16	357	386,853
Continental Airlines 2012-2 Class A Pass Through Trust 4.000%, 10/29/24	947	991,719
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 08/10/22	908	1,065,441
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 11/01/19	1,382	1,601,624
UAL 2009-1 Pass Through Trust 10.400%, 11/01/16	803	875,960
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/24	1,789	2,043,507

		13,032,877

Auto Manufacturers — 0.6%
General Motors Co. 4.000%, 04/01/25	2,500	2,539,298
General Motors Financial Co., Inc. 4.000%, 01/15/25	1,000	1,019,916

		3,559,214

Banks — 2.7%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,109,268
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625%, 12/01/23	1,750	1,891,843
JPMorgan Chase & Co. 6.000%, 01/15/18	1,700	1,901,511
Morgan Stanley 5.950%, 12/28/17	2,050	2,272,819
State Street Corp. 4.956%, 03/15/18	3,500	3,787,161
TCF National Bank 4.600%, 02/27/25	1,000	996,088

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
Wells Fargo & Co. 5.375%, 11/02/43	$3,000	$3,533,931

		15,492,621

Biotechnology — 0.6%
Amgen, Inc. 4.950%, 10/01/41	1,000	1,122,909
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,150,903
Genentech, Inc. 5.250%, 07/15/35	1,000	1,260,738

		3,534,550

Commercial Services — 1.1%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	1,990,000
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	1,005,060
Massachusetts Institute of Technology 3.959%, 07/01/38	3,300	3,546,946

		6,542,006

Computers — 0.6%
Apple, Inc. 3.850%, 05/04/43	2,500	2,539,482
Hewlett-Packard Co. 2.600%, 09/15/17	1,000	1,025,323

		3,564,805

Diversified Financial Services — 3.8%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,032,428
Altitude Investments 12 LLC 2.454%, 12/09/25	2,322	2,369,298
American Express Co. 6.150%, 08/28/17	4,000	4,446,896
General Electric Capital Corp. 7.500%, 08/21/35	2,652	3,993,618
JBG Rockville NCI Campus LLC 6.100%, 07/15/33 144A @	4,000	4,869,788
Safina Ltd. 2.000%, 12/30/23	3,909	3,920,150

		21,632,178

Electric — 2.8%
Commonwealth Edison Co. 6.150%, 09/15/17	500	557,845
Duke Energy Carolinas LLC 6.100%, 06/01/37	4,345	5,763,104
Enel Finance International NV 6.250%, 09/15/17 144A @	1,000	1,112,964
PECO Energy Co. 4.800%, 10/15/43	2,000	2,374,430
The Toledo Edison Co. 6.150%, 05/15/37	2,335	2,913,216
Tucson Electric Power Co. 3.050%, 03/15/25 144A @	3,000	3,010,350

		15,731,909

	Par (000)	Value†

Food — 1.3%
ConAgra Foods, Inc. 1.900%, 01/25/18	$1,000	$1,001,246
The Hillshire Brands Co. 2.750%, 09/15/15	1,000	1,007,163
The J.M. Smucker Co. 3.500%, 10/15/21	3,890	4,104,257
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	1,017,920

		7,130,586

Forest Products & Paper — 0.5%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,562,680

Gas — 1.4%
Centrica PLC 5.375%, 10/16/43 144A @	1,000	1,138,857
Northwest Natural Gas Co. 7.000%, 08/01/17	5,000	5,604,510
Sabine Pass LNG LP 7.500%, 11/30/16	1,380	1,466,250

		8,209,617

Healthcare Products — 1.9%
CareFusion Corp.
3.300%, 03/01/23	1,103	1,114,612
4.875%, 05/15/44	2,000	2,216,938
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,115,212
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,030,555
St. Jude Medical, Inc. 4.750%, 04/15/43	1,000	1,094,704
Stryker Corp. 2.000%, 09/30/16	1,000	1,016,150
Zimmer Holdings, Inc.
4.625%, 11/30/19	1,000	1,101,265
3.550%, 04/01/25	2,000	2,041,484

		10,730,920

Internet — 0.4%
Alibaba Group Holding Ltd. 3.600%, 11/28/24 144A @	2,500	2,508,070

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	1,000	1,051,303

Media — 0.6%
Belo Corp. 7.750%, 06/01/27	1,000	1,120,000
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,392,902
Viacom, Inc. 5.850%, 09/01/43	1,000	1,125,729

		3,638,631

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Mining — 0.7%
Barrick Gold Corp. 5.250%, 04/01/42	$2,000	$1,930,550
Corp Nacional del Cobre de Chile 3.000%, 07/17/22 144A @	1,000	986,483
Goldcorp, Inc. 3.625%, 06/09/21	1,000	1,016,843

		3,933,876

Oil & Gas — 2.6%
Anadarko Petroleum Corp. 0.000%, 10/10/36 ¤	7,500	2,962,500
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,042,218
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,435,795
Ensco PLC 5.200%, 03/15/25	2,000	2,003,110
Petrobras Global Finance BV 6.750%, 01/27/41	500	442,680
Petroleos Mexicanos
1.950%, 12/20/22 W.I.	1,600	1,607,256
2.000%, 12/20/22	2,400	2,421,677
Southwestern Energy Co. 4.950%, 01/23/25	2,000	2,034,166

		14,949,402

Oil & Gas Services — 0.2%
Schlumberger Oilfield UK PLC 4.200%, 01/15/21 144A @	1,000	1,099,604

Pharmaceuticals — 3.9%
AbbVie, Inc. 1.200%, 11/06/15	1,000	1,001,460
Actavis Funding SCS 3.450%, 03/15/22	3,000	3,072,831
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,229,132
Johnson & Johnson 4.375%, 12/05/33	4,000	4,584,808
Merck & Co., Inc. 2.750%, 02/10/25	3,000	2,997,570
Merck Sharp & Dohme Corp. 5.760%, 05/03/37	762	994,853
Perrigo Co. PLC 4.000%, 11/15/23	1,000	1,044,879
Takeda Pharmaceutical Co., Ltd. 1.625%, 03/17/17 144A @	2,000	2,017,886
Wyeth LLC 5.950%, 04/01/37	4,000	5,121,028

		22,064,447

Pipelines — 1.1%
Energy Transfer Partners LP 4.050%, 03/15/25	1,000	1,008,460
Plains All American Pipeline LP/PAA Finance Corp. 3.600%, 11/01/24	3,000	3,011,991

	Par (000)	Value†

Pipelines — (continued)
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	$2,500	$2,518,750

		6,539,201

Real Estate Investment Trusts — 0.3%
American Tower Corp. 4.700%, 03/15/22	1,800	1,930,428

Retail — 1.1%
McDonald’s Corp. 5.700%, 02/01/39	2,610	3,246,334
Walgreens Boots Alliance, Inc. 4.800%, 11/18/44	3,000	3,238,032

		6,484,366

Software — 0.5%
Microsoft Corp. 3.500%, 02/12/35	3,000	2,992,095

Telecommunications — 0.7%
British Telecommunications PLC 1.625%, 06/28/16	1,000	1,007,393
Verizon Communications, Inc. 2.450%, 11/01/22	3,000	2,907,969

		3,915,362

Transportation — 1.9%
Canadian National Railway Co. 6.250%, 08/01/34	3,855	5,204,192
Federal Express Corp 1999 Pass Through Trust 7.650%, 01/15/22	1,091	1,314,061
United Parcel Service, Inc. 6.200%, 01/15/38	3,000	4,071,924

		10,590,177

Trucking and Leasing — 0.2%
TTX Co. 5.400%, 02/15/16 144A @	1,000	1,031,247

TOTAL CORPORATE BONDS (Cost $195,373,924)		200,689,438

MUNICIPAL BONDS — 4.9%
City of San Antonio, TX 6.038%, 08/01/35	3,000	3,498,060
Commonwealth of Virginia 4.700%, 06/01/29	2,000	2,187,760
Corpus Christi Independent School District 6.124%, 08/15/32	1,000	1,166,000
Metropolitan Transit Authority of Harris County 6.875%, 11/01/38	1,205	1,416,526
Metropolitan Water District of Southern California 6.947%, 07/01/40	1,000	1,204,650
North Carolina State University at Raleigh 6.027%, 10/01/35	3,055	3,471,794

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
MUNICIPAL BONDS — (continued)
Northeast Ohio Regional Sewer District 6.038%, 11/15/40	$2,385	$2,761,663
Orange County Sanitation District 6.400%, 02/01/44	1,000	1,404,080
Puerto Rico Sales Tax Financing Corp. 6.050%, 08/01/36	3,325	2,244,940
San Francisco City & County Public Utilities Commission 6.950%, 11/01/50	2,000	2,996,480
South Carolina State Public Service Authority 5.784%, 12/01/41	2,000	2,444,780
University of Arizona 6.643%, 08/01/44	950	1,115,433
West Virginia University 4.471%, 10/01/42	2,000	2,226,980

Total MUNICIPAL BONDS (Cost $25,749,001)		28,139,146

RESIDENTIAL MORTGAGE BACKED SECURITIES — 13.6%
Collateralized Mortgage Obligations—2.7%
Fannie Mae REMICS 4.000%, 11/25/40	5,986	6,313,033
Freddie Mac REMICS 2.000%, 03/15/42	8,944	8,854,603

		15,167,636

Fannie Mae Pool—9.4%
5.000%, 07/01/23	624	664,081
3.500%, 03/01/41	1,475	1,552,677
3.000%, 11/01/42	13,514	13,851,656
2.500%, 01/01/43	3,390	3,355,678
2.500%, 02/01/43	9,871	9,771,944
3.000%, 03/01/43	9,982	10,226,385
2.500%, 05/01/43	12,312	12,187,738
3.500%, 09/01/43	2,031	2,135,241

		53,745,400

Freddie Mac Gold Pool—1.4%
3.500%, 12/01/40	4,190	4,397,935
3.500%, 01/01/41	2,766	2,903,166
3.500%, 02/01/41	824	864,830

		8,165,931

Ginnie Mae Pool—0.1%
6.000%, 10/15/38	457	520,526
6.000%, 10/15/38	285	323,884
9.000%, 10/15/30	7	7,540

		851,950

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $74,530,609)		77,930,917

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bond
1.375%, 01/31/20	5,000	5,007,810
3.125%, 02/15/43	3,685	4,115,110
3.625%, 08/15/43	2,950	3,604,991

	Par (000)	Value†

3.750%, 11/15/43	$1,250	$1,561,719
3.625%, 02/15/44	1,800	2,201,204
U.S. Treasury Note
0.625%, 08/31/17	4,000	3,992,812
1.750%, 05/15/23	7,250	7,210,915

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,538,073)		27,694,561

EXCHANGE TRADED FUNDS—0.3%
Investment Companies—0.3%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $1,727,081)	19,000	1,744,242

	Number of Shares	Value†
SHORT-TERM INVESTMENTS—0.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	13,094	13,094
BlackRock Liquidity Funds TempFund - Institutional Shares	447	447
Federated Prime Obligations Fund - Class I	312	312
Fidelity Institutional Prime Money Market Portfolio	715	715
Fidelity Institutional Prime Money Market Portfolio - Class I	271	271
Wells Fargo Advantage Government Money Market Fund – Institutional Class	52	52
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $14,893)		14,893

TOTAL INVESTMENTS — 100.5% (Cost $559,670,930)(a)		$574,176,211

Other Assets & Liabilities — (0.5)%		(2,791,051)

TOTAL NET ASSETS — 100.0%		$571,385,160

†	See Security Valuation Note.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

QUALITY BOND FUND

(a)	At March 31, 2015, the cost for Federal income tax purposes was $559,708,765. Net unrealized appreciation was $14,467,446. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,475,125 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,007,679.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 03/31/2015††
United States	88%
Cayman Islands	6
Canada	1
Japan	1
Luxembourg	1
Mexico	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

QUALITY BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signif- icant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
EXCHANGE TRADED FUNDS	$1,744,242	$1,744,242	$—	$—
U.S. TREASURY OBLIGATIONS	27,694,561	—	27,694,561	—
AGENCY OBLIGATION	2,508,660	—	2,508,660	—
ASSET BACKED SECURITIES	123,059,502	—	123,059,502	—
COMMERCIAL MORTGAGE BACKED SECURITIES	112,394,852	—	112,394,852	—
CORPORATE BONDS	200,689,438	—	200,689,438	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	77,930,917	—	77,930,917	—
MUNICIPAL BONDS	28,139,146	—	28,139,146	—
SHORT-TERM INVESTMENTS	14,893	14,893	—	—

TOTAL INVEST- MENTS	$574,176,211	$1,759,135	$572,417,076	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18 (Cost $325,000)	$325	$342,875

	Number of Shares	Value†
COMMON STOCKS — 0.9%
Auto Manufacturers — 0.1%
General Motors Co.	5,200	195,000

Entertainment — 0.0%
New Cotai Participation Class B*144A @, ^,~	1	27,562

Media — 0.1%
Liberty Global PLC, Series C*	2,300	114,563

Oil & Gas — 0.4%
Continental Resources, Inc.*	6,600	288,222
Range Resources Corp.	3,245	168,869
Seven Generations Energy Ltd. Class A*	26,320	335,611

		792,702

Real Estate — 0.0%
The Howard Hughes Corp.*	600	93,012

Telecommunications — 0.3%
Altice S.A.*	2,697	292,459
T-Mobile US, Inc.*	6,400	202,816

		495,275

TOTAL COMMON STOCKS (Cost $1,586,031)		1,718,114

PREFERRED STOCKS — 1.0%
Banks — 0.5%
Ally Financial, Inc. 144A @	1,000	1,021,406

Oil & Gas — 0.1%
Penn Virginia Corp. CONV. 144A @	2,316	139,863

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*^,~	725	0

Pharmaceuticals — 0.2%
Actavis PLC*	337	341,044

Telecommunications — 0.2%
Crown Castle International Corp. CONV.*	2,450	256,833
T-Mobile US, Inc.	1,463	85,820

		342,653

TOTAL PREFERRED STOCKS (Cost $1,737,376)		1,844,966

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp.	1,207	$124,804

American Tower Corp.*	1,325	131,480

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $253,200)		256,284

CORPORATE BONDS — 90.3%
Advertising — 0.6%
Lamar Media Corp. 5.875%, 02/01/22	$125	131,563
MDC Partners, Inc. 6.750%, 04/01/20 144A @	525	553,219
Outfront Media Capital LLC
5.625%, 02/15/24 144A @	175	183,312
5.625%, 02/15/24	225	235,687

		1,103,781

Aerospace & Defense — 0.5%
Accudyne Industries LLC 7.750%, 12/15/20 144A @	500	446,250
Ducommun, Inc. 9.750%, 07/15/18	300	317,250
TransDigm, Inc. 6.500%, 07/15/24	200	201,000

		964,500

Airlines — 1.6%
Air Canada 7.750%, 04/15/21 144A @	350	374,500
Allegiant Travel Co. 5.500%, 07/15/19	175	179,375
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A @	69	71,607
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @,^	200	211,250
American Airlines Group Inc 5.500%, 10/01/19 144A @	650	667,062
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/22	70	70,438
United Continental Holdings, Inc.
6.375%, 06/01/18	325	344,094
6.000%, 12/01/20	600	630,000
6.000%, 07/15/26	325	325,000
6.000%, 07/15/28	100	100,000

		2,973,326

Apparel — 0.6%
Levi Strauss & Co. 6.875%, 05/01/22	200	218,500
QS Wholesale, Inc. 10.000%, 08/01/20	325	229,938
The William Carter Co. 5.250%, 08/15/21	500	517,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — (continued)
Wolverine World Wide, Inc. 6.125%, 10/15/20	$100	$106,750

		1,072,688

Auto Manufacturers — 0.7%
Chrysler Group LLC 8.000%, 06/15/19	300	314,625
Jaguar Land Rover Automotive PLC 5.625%, 02/01/23 144A @	600	631,500
Navistar International Corp. 8.250%, 11/01/21	350	340,375

		1,286,500

Auto Parts & Equipment — 1.6%
Affinia Group, Inc. 7.750%, 05/01/21	75	77,625
Allison Transmission, Inc. 7.125%, 05/15/19 144A @	350	364,700
American Axle & Manufacturing, Inc.
6.250%, 03/15/21	125	131,563
6.625%, 10/15/22	25	26,813
Dana Holding Corp. 5.375%, 09/15/21	350	364,000
Gestamp Funding Luxembourg S.A. 5.625%, 05/31/20 144A @	300	309,750
MPG Holdco I, Inc. 7.375%, 10/15/22 144A @	400	427,500
Nexteer Automotive Group Ltd. 5.875%, 11/15/21 144A @	600	615,000
Pittsburgh Glass Works LLC 8.000%, 11/15/18 144A @	163	172,372
Schaeffler Holding Finance BV
PIK (Cash coupon 6.875%, PIK 7.625%) 144A @	250	260,937
PIK 6.250%, 11/15/19 144A @	200	211,500
The Goodyear Tire & Rubber Co. 6.500%, 03/01/21	175	186,375

		3,148,135

Banks — 2.3%
Ally Financial, Inc.
7.500%, 09/15/20	260	304,525
8.000%, 11/01/31	225	281,250
CIT Group, Inc.
6.625%, 04/01/18 144A @	500	536,250
5.375%, 05/15/20	300	315,750
5.000%, 08/15/22	225	230,906
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17 144A @	100	100,510
7.250%, 01/28/21 144A @	400	388,480
Provident Funding Associates LP 6.750%, 06/15/21 144A @	950	904,875
Sberbank of Russia Via SB Capital S.A. 6.125%, 02/07/22 144A @	400	371,488
Synovus Financial Corp.
5.125%, 06/15/17	600	610,860
7.875%, 02/15/19	300	336,000

		4,380,894

	Par (000)	Value†

Beverages — 0.3%
Constellation Brands, Inc. 6.000%, 05/01/22	$300	$342,000
Cott Beverages, Inc. 6.750%, 01/01/20 144A @	250	258,750

		600,750

Building Materials — 2.0%
Ainsworth Lumber Co. Ltd. 7.500%, 12/15/17 144A @	92	95,565
Builders FirstSource, Inc. 7.625%, 06/01/21 144A @	325	327,437
Interline Brands, Inc. PIK 10.000%, 11/15/18	105	110,250
Masonite International Corp.
8.250%, 04/15/21 144A @	100	106,625
5.625%, 03/15/23 144A @	175	179,375
NCI Building Systems, Inc. 8.250%, 01/15/23 144A @	225	237,938
Nortek, Inc.
10.000%, 12/01/18	300	316,800
8.500%, 04/15/21	350	374,500
Reliance Intermediate Holdings LP 6.500%, 04/01/23 144A @	450	460,125
Summit Materials LLC 10.500%, 01/31/20	450	499,500
USG Corp.
9.750%, 01/15/18	450	520,875
5.875%, 11/01/21 144A @	100	106,250
Vulcan Materials Co. 7.500%, 06/15/21	300	360,000
Xella Holdco Finance S.A. PIK 9.125%, 09/15/18 144A @	175	195,695

		3,890,935

Chemicals — 2.1%
Axalta Coating Systems US Holdings, Inc. 7.375%, 05/01/21 144A @	150	161,250
Ciech Group Financing AB 9.500%, 11/30/19 144A @	250	297,440
Hexion, Inc.
8.875%, 02/01/18	600	529,500
6.625%, 04/15/20	575	526,125
INEOS Group Holdings S.A. 6.125%, 08/15/18 144A @	200	201,000
Kerling PLC 10.625%, 02/01/17 144A @	325	355,570
Momentive Performance Materials, Inc. 3.880%, 10/24/21	575	508,875
Platform Specialty Products Corp. 6.500%, 02/01/22 144A @	350	365,750
PolyOne Corp. 5.250%, 03/15/23	250	259,375
PQ Corp. 8.750%, 05/01/18 144A @	475	492,812
Rayonier AM Products, Inc. 5.500%, 06/01/24 144A @	475	407,313

		4,105,010

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Coal — 1.3%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	$100	$37,063
CONSOL Energy, Inc.
5.875%, 04/15/22	600	543,000
8.000%, 04/01/23 144A @	325	320,531
Foresight Energy LLC 7.875%, 08/15/21 144A @	175	174,562
Murray Energy Corp.
9.500%, 12/05/20 144A @	225	252,000
8.625%, 06/15/21 144A @	175	182,875
Peabody Energy Corp. 6.000%, 11/15/18	550	434,500
SunCoke Energy Partners LP
7.375%, 02/01/20 144A @	200	205,000
7.375%, 02/01/20 144A @	250	256,250

		2,405,781

Commercial Services — 2.9%
Alliance Data Systems Corp. 5.375%, 08/01/22 144A @	300	299,250
Ashtead Capital, Inc. 6.500%, 07/15/22 144A @	125	133,125
CAR, Inc. 6.125%, 02/04/20 144A @	210	212,961
CoreLogic, Inc. 7.250%, 06/01/21	350	372,750
Europcar Groupe S.A. 11.500%, 05/15/17 144A @	350	423,267
FTI Consulting, Inc.
6.750%, 10/01/20	75	79,125
6.000%, 11/15/22	325	341,663
H&E Equipment Services, Inc. 7.000%, 09/01/22	150	154,500
Harland Clarke Holdings Corp. 6.875%, 03/01/20 144A @	125	127,188
Igloo Holdings Corp. PIK (Cash coupon 8.250%, PIK 9.000%) 8.250%, 12/15/17 144A @	175	176,750
Iron Mountain Europe PLC 6.125%, 09/15/22 144A @	225	351,520
Jaguar Holding Co. I PIK (Cash coupon 9.375%, PIK 10.125%) 9.375%, 10/15/17 144A @	225	230,062
Jaguar Holding Co. II 9.500%, 12/01/19 144A @	350	376,250
Laureate Education, Inc. 10.000%, 09/01/19 144A @	625	590,625
Lender Processing Services, Inc. 5.750%, 04/15/23	200	211,916
Loxam SAS 7.000%, 07/23/22 144A @	225	245,257
Safway Group Holding LLC 7.000%, 05/15/18 144A @	250	247,500
TransUnion Holding Co, Inc. PIK (Cash Coupon 8.125%, PIK 8.875%) 8.125%, 06/15/18	150	153,937
Truven Health Analytics, Inc.

	Par (000)	Value†

Commercial Services — (continued)
10.625%, 06/01/20 144A @	$150	$157,500
10.625%, 06/01/20	125	131,250
United Rentals North America, Inc. 6.125%, 06/15/23	525	555,844

		5,572,240

Computers — 0.3%
Dell, Inc.
5.875%, 06/15/19	275	297,000
4.625%, 04/01/21	100	100,500
Project Homestake Merger Corp. 8.875%, 03/01/23 144A @	150	150,375

		547,875

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 5.350%, 03/15/20	90	81,810

Distribution & Wholesale — 0.5%
HD Supply, Inc. 5.250%, 12/15/21 144A @	425	437,750
Matalan Finance PLC 6.875%, 06/01/19 144A @	350	521,887

		959,637

Diversified Financial Services — 5.1%
Aircastle Ltd. 5.500%, 02/15/22	275	292,531
Aston Escrow Corp. 9.500%, 08/15/21 144A @	375	262,500
Cantor Commercial Real Estate Co. LP 7.750%, 02/15/18 144A @	275	287,375
Consolidated Energy Finance S.A. 6.750%, 10/15/19 144A @	750	755,625
DBP Holding Corp. 7.750%, 10/15/20 144A @	400	358,000
E*TRADE Financial Corp. 5.375%, 11/15/22	300	316,500
General Motors Financial Co., Inc.
4.750%, 08/15/17	375	394,950
3.250%, 05/15/18	250	254,688
6.750%, 06/01/18	75	84,375
Icahn Enterprises LP
4.875%, 03/15/19	350	356,562
6.000%, 08/01/20	650	675,220
Jefferies LoanCore LLC 6.875%, 06/01/20 144A @	400	371,000
Ladder Capital Finance Holdings LLLP.
7.375%, 10/01/17	200	205,500
5.875%, 08/01/21 144A @	175	165,375
National Financial Partners Corp. 9.000%, 07/15/21 144A @	150	153,375
Nationstar Mortgage LLC
7.875%, 10/01/20	75	76,875
6.500%, 07/01/21	650	630,500
Navient Corp.
5.000%, 10/26/20	525	515,156
5.875%, 03/25/21	275	273,969

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
Neuberger Berman Group LLC
5.625%, 03/15/20 144A @	$225	$234,563
5.875%, 03/15/22 144A @	200	213,500
Ocwen Financial Corp. 6.625%, 05/15/19 144A @	450	389,250
OneMain Financial Holdings, Inc. 6.750%, 12/15/19 144A @	525	542,062
Outerwall, Inc.
6.000%, 03/15/19	450	436,500
5.875%, 06/15/21 144A @	350	315,875
Springleaf Finance Corp. 5.250%, 12/15/19	700	692,125
Walter Investment Management Corp. 7.875%, 12/15/21	650	581,750

		9,835,701

Electric 2— 2.2%
AES Corp. 5.500%, 03/15/24	425	423,937
Calpine Corp.
5.375%, 01/15/23	300	300,000
5.500%, 02/01/24	275	277,406
CMS Energy Corp. 5.050%, 03/15/22	130	148,693
Dynegy Finance I, Inc. 6.750%, 11/01/19 144A @	400	414,000
Energy Future Intermediate Holding Co. LLC
11.750%, 03/01/22 144A @,¤,~	655	710,079
10.000%, 12/01/49	900	45,000
GenOn Energy, Inc. 9.500%, 10/15/18	500	510,000
Infinis PLC 7.000%, 02/15/19 144A @	300	470,607
NRG Energy, Inc.
6.250%, 07/15/22	325	333,938
6.625%, 03/15/23	275	284,625
6.250%, 05/01/24	200	201,500

		4,119,785

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC 5.875%, 02/01/23 144A @	300	311,250

Engineering & Construction — 0.4%
Abengoa Finance SAU 8.875%, 02/05/18 144A @	175	194,989
Abengoa Greenfield S.A. 6.500%, 10/01/19 144A @	400	368,000
Dycom Investments, Inc. 7.125%, 01/15/21	275	288,063

		851,052

Entertainment — 2.6%
Cedar Fair LP 5.250%, 03/15/21	275	283,937
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 144A @	350	341,250

	Par (000)	Value†

Entertainment — (continued)
Graton Economic Development Authority 9.625%, 09/01/19 144A @	$500	$547,500
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A @	150	124,650
Intralot Finance Luxembourg S.A. 9.750%, 08/15/18 144A @	225	244,047
MU Finance PLC 8.375%, 02/01/17 144A @	223	227,891
National CineMedia LLC 6.000%, 04/15/22	375	385,312
Peninsula Gaming LLC 8.375%, 02/15/18 144A @	200	210,500
Pinnacle Entertainment, Inc. 7.500%, 04/15/21	375	395,625
Regal Entertainment Group
5.750%, 03/15/22	750	766,875
5.750%, 06/15/23	50	50,500
Scientific Games International, Inc. 7.000%, 01/01/22 144A @	300	306,750
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A @	350	359,625
WMG Acquisition Corp.
6.000%, 01/15/21 144A @	413	421,260
6.750%, 04/15/22 144A @	275	260,563

		4,926,285

Environmental Control — 0.6%
Clean Harbors, Inc.
5.250%, 08/01/20	125	127,813
5.125%, 06/01/21	175	178,052
Darling Ingredients, Inc. 5.375%, 01/15/22	25	25,188
Tervita Corp.
10.875%, 02/15/18 144A @	375	208,125
8.000%, 11/15/18 144A @	775	687,812

		1,226,990

Food — 1.6%
ARAMARK Corp. 5.750%, 03/15/20	200	209,000
BI-LO LLC 9.250%, 02/15/19 144A @	450	453,375
Brakes Capital 7.125%, 12/15/18 144A @	125	188,220
Dean Foods Co. 6.500%, 03/15/23 144A @	450	452,250
JBS Investments GmbH 7.750%, 10/28/20 144A @	200	211,500
JBS USA LLC 5.875%, 07/15/24 144A @	375	379,688
Minerva Luxembourg S.A. 12.250%, 02/10/22 144A @	200	222,000
Post Holdings, Inc.
6.750%, 12/01/21 144A @	225	227,250
7.375%, 02/15/22	225	232,875
6.000%, 12/15/22 144A @	175	168,875
Premier Foods Finance PLC 6.500%, 03/15/21 144A @	100	136,287

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
Shearer’s Foods LLC 9.000%, 11/01/19 144A @	$75	$81,750

		2,963,070

Forest Products & Paper — 0.4%
Cascades, Inc. 5.500%, 07/15/22 144A @	150	152,250
Mercer International, Inc.
7.000%, 12/01/19	375	388,125
7.750%, 12/01/22	200	212,000

		752,375

Gas — 0.1%
NGL Energy Partner LP 5.125%, 07/15/19	100	98,000

Hand & Machine Tools — 0.3%
Apex Tool Group LLC 7.000%, 02/01/21 144A @	350	329,000
Milacron LLC 7.750%, 02/15/21 144A @	325	336,375

		665,375

Healthcare Products — 0.7%
Crimson Merger Sub, Inc. 6.625%, 05/15/22 144A @	500	443,750
Kinetic Concepts, Inc. 10.500%, 11/01/18	200	216,500
Universal Hospital Services, Inc. 7.625%, 08/15/20	675	590,625

		1,250,875

Healthcare Services — 2.8%
Acadia Healthcare Co., Inc. 5.625%, 02/15/23 144A @	200	203,500
Aviv Healthcare Properties LP 7.750%, 02/15/19	100	104,250
Capella Healthcare, Inc. 9.250%, 07/01/17	625	647,266
Community Health Systems, Inc.
8.000%, 11/15/19	225	239,062
7.125%, 07/15/20	375	397,500
6.875%, 02/01/22	575	614,531
HCA Holdings, Inc. 6.250%, 02/15/21	275	297,330
HCA, Inc. 5.375%, 02/01/25	375	393,281
Holding Medi-Partenaires SAS 7.000%, 05/15/20 144A @	300	343,667
Kindred Escrow Corp. II 8.000%, 01/15/20 144A @	550	590,219
Select Medical Corp. 6.375%, 06/01/21	650	643,094
Tenet Healthcare Corp.
6.000%, 10/01/20	225	238,500
8.125%, 04/01/22	350	385,875
Wellcare Health Plans, Inc. 5.750%, 11/15/20	275	288,750

		5,386,825

	Par (000)	Value†

Holding Companies — 1.6%
Alphabet Holding Co., Inc. PIK (Cash coupon 7.750%, PIK 8.50%) 7.750%, 11/01/17	$375	$367,500
Argos Merger Sub, Inc. 7.125%, 03/15/23 144A @	425	440,406
HRG Group, Inc.
7.875%, 07/15/19	425	447,312
7.750%, 01/15/22	200	199,000
James Hardie International Finance Ltd. 5.875%, 02/15/23 144A @	275	283,250
KraussMaffei Group GmbH 8.750%, 12/15/20 144A @	225	265,398
Opal Acquisition, Inc. 8.875%, 12/15/21 144A @	350	356,125
Polish Television Holding BV PIK 11.000%, 01/15/21 144A @	425	544,948
WaveDivision Escrow LLC 8.125%, 09/01/20 144A @	75	81,094

		2,985,033

Home Builders — 0.8%
KB Home 7.000%, 12/15/21	375	381,562
Shea Homes LP 5.875%, 04/01/23 144A @	200	203,500
Standard Pacific Corp. 10.750%, 09/15/16	175	195,563
William Lyon Homes, Inc.
8.500%, 11/15/20	400	433,000
7.000%, 08/15/22	375	386,719

		1,600,344

Home Furnishings — 0.2%
Dometic Group AB PIK (Cash coupon 9.50%, PIK 10.25%) 9.500%, 06/26/19 144A @	375	409,265

Household Products & Wares — 0.9%
Reynolds Group Issuer, Inc.
9.875%, 08/15/19	187	200,090
8.250%, 02/15/21	850	909,500
Spectrum Brands, Inc.
6.375%, 11/15/20	100	106,000
6.625%, 11/15/22	100	107,000
The Sun Products Corp. 7.750%, 03/15/21 144A @	425	371,875

		1,694,465

Housewares — 0.4%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A @	300	322,735
RSI Home Products, Inc. 6.500%, 03/15/23 144A @	450	457,875

		780,610

Insurance — 1.1%
A-S Co-Issuer Subsidiary, Inc. 7.875%, 12/15/20 144A @	475	489,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Insurance — (continued)
CNO Financial Group, Inc. 6.375%, 10/01/20 144A @	$250	$263,750
Hub Holdings LLC PIK (Cash coupon 8.125%, PIK 8.875%) 8.125%, 07/15/19 144A @	150	148,875
HUB International Ltd. 7.875%, 10/01/21 144A @	450	461,250
Towergate Finance PLC 10.500%, 02/15/19 144A @,^	275	8,159
USI, Inc. 7.750%, 01/15/21 144A @	725	743,125

		2,114,409

Internet — 1.2%
Ancestry.Com Holdings LLC PIK (Cash coupon 9.625%, PIK 10.375%) 9.625%, 10/15/18 144A @	550	554,125
Ancestry.Com., Inc. 11.000%, 12/15/20	125	138,750
Cerved Group SpA 6.375%, 01/15/20 144A @	100	113,976
Equinix, Inc.
5.375%, 01/01/22	275	286,688
5.375%, 04/01/23	325	337,350
5.750%, 01/01/25	150	156,375
Netflix, Inc. 5.375%, 02/01/21	400	408,000
United Group BV 7.875%, 11/15/20 144A @	275	317,869

		2,313,133

Investment Companies — 0.2%
NRG Yield Operating LLC 5.375%, 08/15/24 144A @	325	338,000

Iron & Steel — 1.2%
AK Steel Corp.
7.625%, 10/01/21	500	405,000
8.375%, 04/01/22	475	391,875
ArcelorMittal 10.600%, 06/01/19	275	336,359
Bluescope Steel Finance Ltd. 7.125%, 05/01/18 144A @	350	362,250
Ryerson, Inc.
9.000%, 10/15/17	425	429,250
11.250%, 10/15/18	309	313,635

		2,238,369

Leisure Time — 0.5%
24 Hour Holdings IIII LLC 8.000%, 06/01/22 144A @	300	255,000
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 144A @	325	358,628
NCL Corp. Ltd. 5.250%, 11/15/19 144A @	300	307,500

		921,128

Lodging — 0.9%
Boyd Gaming Corp.

	Par (000)	Value†
Lodging — (continued)
9.125%, 12/01/18	$50	$52,250
9.000%, 07/01/20	75	80,906
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 07/01/19 144A @	75	66,188
MGM Resorts International
6.750%, 10/01/20	425	455,812
6.625%, 12/15/21	450	480,656
Playa Resorts Holding BV 8.000%, 08/15/20 144A @	300	306,000
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	250	250,938

		1,692,750

Machinery - Construction & Mining — 0.6%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 144A @	225	231,750
Terex Corp.
6.500%, 04/01/20	125	130,000
6.000%, 05/15/21	750	768,750

		1,130,500

Machinery - Diversified — 0.5%
Gardner Denver, Inc. 6.875%, 08/15/21 144A @	825	742,500
The Manitowoc Co., Inc. 5.875%, 10/15/22	225	241,875

		984,375

Media — 8.7%
AMC Networks, Inc. 4.750%, 12/15/22	475	472,919
Arqiva Broadcast Finance PLC 9.500%, 03/31/20 144A @	650	1,065,254
CCO Holdings LLC
5.250%, 03/15/21	75	76,781
6.625%, 01/31/22	625	667,969
5.250%, 09/30/22	400	409,000
5.125%, 02/15/23	285	287,850
5.750%, 09/01/23	200	209,000
CCOH Safari LLC 5.500%, 12/01/22	300	306,750
Central European Media Enterprises Ltd. 5.000%, 11/15/15	650	651,219
Cequel Communications Holdings I LLC 5.125%, 12/15/21 144A @	325	324,594
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22	50	51,875
6.500%, 11/15/22	450	473,625
CSC Holdings LLC 6.750%, 11/15/21	300	333,000
Dex Media, Inc. 7.000%, 01/29/17	259	95,877
DISH DBS Corp.
5.125%, 05/01/20	375	377,812
6.750%, 06/01/21	125	133,125
5.875%, 07/15/22	250	254,063
Gannett Co., Inc.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
5.125%, 10/15/19	$200	$209,500
6.375%, 10/15/23	650	705,250
iHeartCommunications, Inc.
10.000%, 01/15/18	500	425,000
9.000%, 12/15/19	550	544,500
ION Media Networks, Inc. 11.000%, 07/31/15 ¤,~	1	0
LGE HoldCo VI BV 7.125%, 05/15/24 144A @	325	396,229
Mediacom Broadband LLC 6.375%, 04/01/23	450	472,500
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 144A @	200	212,750
Numericable SFR S.A. 6.250%, 05/15/24 144A @	975	987,187
Sinclair Television Group, Inc. 6.125%, 10/01/22	300	314,310
Starz LLC 5.000%, 09/15/19	250	256,875
Time, Inc. 5.750%, 04/15/22 144A @	275	268,812
Townsquare Media, Inc. 6.500%, 04/01/23 144A @	250	251,250
Townsquare Radio LLC 9.000%, 04/01/19 144A @	200	213,172
Unitymedia Hessen GmbH & Co. KG 5.000%, 01/15/25 144A @	600	606,000
Unitymedia KabelBW GmbH
9.500%, 03/15/21 144A @	450	549,303
6.125%, 01/15/25 144A @	400	423,000
Univision Communications, Inc.
6.750%, 09/15/22 144A @	492	527,670
5.125%, 05/15/23 144A @	525	532,875
5.125%, 02/15/25 144A @	375	382,969
Videotron Ltd. 6.875%, 07/15/21 144A @	325	275,527
VTR Finance BV 6.875%, 01/15/24 144A @	750	778,125
WideOpenWest Finance LLC
10.250%, 07/15/19	300	322,500
13.375%, 10/15/19	475	508,250
Ziggo Bond Finance BV 5.875%, 01/15/25 144A @	225	235,688

		16,589,955

Mining — 1.8%
Aleris International, Inc.
7.625%, 02/15/18	175	178,063
7.875%, 11/01/20	350	356,125
Eldorado Gold Corp. 6.125%, 12/15/20 144A @	400	389,000
First Quantum Minerals Ltd.
7.250%, 10/15/19 144A @	400	374,000
7.250%, 05/15/22 144A @	575	530,437
Lundin Mining Corp. 7.500%, 11/01/20 144A @	400	415,000

	Par (000)	Value†

Mining — (continued)
Novelis, Inc. 8.750%, 12/15/20	$175	$187,469
Nyrstar Netherlands Holdings BV 8.500%, 09/15/19 144A @	375	431,442
Vedanta Resources PLC
6.000%, 01/31/19 144A @	275	245,022
8.250%, 06/07/21 144A @	350	317,625

		3,424,183

Miscellaneous Manufacturing — 1.0%
Bombardier, Inc. 5.500%, 09/15/18 144A @	925	923,844
Momentive Performance Escrow 0.000%, 10/24/99 ^,~	575	0
Trinseo Materials Operating SCA 8.750%, 02/01/19	1,026	1,082,430

		2,006,274

Office & Business Equipment — 0.5%
CDW LLC 6.000%, 08/15/22	425	456,216
Magnolia BC S.A. 9.000%, 08/01/20 144A @	425	472,974

		929,190

Oil & Gas — 7.8%
Antero Resources Finance Corp. 6.000%, 12/01/20	475	475,237
Atwood Oceanics, Inc. 6.500%, 02/01/20	525	504,000
Bill Barrett Corp.
7.625%, 10/01/19	650	611,000
7.000%, 10/15/22	125	108,672
Canbriam Energy, Inc. 9.750%, 11/15/19 144A @	250	247,500
Chesapeake Energy Corp.
5.375%, 06/15/21	200	194,000
5.750%, 03/15/23	275	268,125
Comstock Resources, Inc. 10.000%, 03/15/20 144A @	625	604,687
Concho Resources, Inc.
7.000%, 01/15/21	150	157,125
5.500%, 04/01/23	800	805,920
Denbury Resources, Inc. 5.500%, 05/01/22	375	336,562
Energy XXI Gulf Coast, Inc. 11.000%, 03/15/20 144A @	200	190,250
EPL Oil & Gas, Inc. 8.250%, 02/15/18	250	185,000
Hercules Offshore, Inc.
10.250%, 04/01/19 144A @	25	7,688
8.750%, 07/15/21 144A @	625	178,125
Memorial Resource Development Corp. 5.875%, 07/01/22 144A @	200	188,000
Newfield Exploration Co.
5.750%, 01/30/22	150	156,375
5.375%, 01/01/26	200	202,025

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Newield Exploration Co. 5.625%, 07/01/24	$150	$156,000
Pacific Drilling V Ltd. 7.250%, 12/01/17 144A @	200	180,000
Pacific Rubiales Energy Corp.
5.375%, 01/26/19 144A @	525	346,500
5.125%, 03/28/23 144A @	100	58,250
5.625%, 01/19/25 144A @	300	176,460
Parker Drilling Co.
7.500%, 08/01/20	75	60,563
6.750%, 07/15/22	450	356,625
Parsley Energy LLC 7.500%, 02/15/22 144A @	600	606,000
PDC Energy, Inc. 7.750%, 10/15/22	700	735,000
Penn Virginia Corp.
7.250%, 04/15/19	400	362,000
8.500%, 05/01/20	450	423,000
Precision Drilling Corp.
6.625%, 11/15/20	425	400,562
6.500%, 12/15/21	75	69,563
Range Resources Corp.
5.000%, 08/15/22	100	99,500
5.000%, 03/15/23	275	273,625
Rosetta Resources, Inc. 5.875%, 06/01/24	975	906,750
Seadrill Ltd. 6.125%, 09/15/17 144A @	400	338,000
Seven Generations Energy Ltd. 8.250%, 05/15/20 144A @	450	459,000
Seventy Seven Energy, Inc. 6.500%, 07/15/22	275	125,125
SM Energy Co.
6.625%, 02/15/19	250	253,125
6.500%, 01/01/23	300	306,000
5.000%, 01/15/24	500	470,750
Sunoco LP 6.375%, 04/01/23 144A @	400	412,000
Whiting Petroleum Corp. 6.250%, 04/01/23 144A @	625	621,875
WPX Energy, Inc.
6.000%, 01/15/22	800	744,000
5.250%, 09/15/24	125	109,938
YPF S.A. 8.875%, 12/19/18 144A @	400	410,380

		14,880,882

Oil & Gas Services — 1.3%
CGG S.A.
6.500%, 06/01/21	250	199,375
6.875%, 01/15/22	650	516,750
Exterran Holdings, Inc. 7.250%, 12/01/18	375	378,750
Exterran Partners LP
6.000%, 04/01/21	125	115,000
6.000%, 10/01/22	350	318,500

	Par (000)	Value†

Oil & Gas Services — (continued)
McDermott International, Inc. 8.000%, 05/01/21 144A @	$225	$174,375
SESI LLC 7.125%, 12/15/21	750	757,500
Weatherford International Ltd. 5.125%, 09/15/20	120	116,851

		2,577,101

Packaging and Containers — 1.6%
AEP Industries, Inc. 8.250%, 04/15/19	150	154,125
Ardagh Finance Holdings S.A. PIK 8.625%, 06/15/19 144A @	209	217,511
Ardagh Packaging Finance PLC
6.250%, 01/31/19 144A @	200	201,000
7.000%, 11/15/20 144A @,^	300	300,375
Beverage Packaging Holdings Luxembourg II SA
5.625%, 12/15/16 144A @	225	225,844
6.000%, 06/15/17 144A @	350	350,875
Consolidated Container Co. LLC 10.125%, 07/15/20 144A @	375	326,250
Coveris Holding Corp. 10.000%, 06/01/18 144A @	200	211,500
Graphic Packaging International, Inc. 4.750%, 04/15/21	175	182,000
SIG Combibloc Holdings SCA 7.750%, 02/15/23 144A @	700	795,650
Tekni-Plex, Inc. 9.750%, 06/01/19 144A @	130	139,750

		3,104,880

Pharmaceuticals — 1.5%
Capsugel S.A. PIK (Cash coupon 7.000%, PIK 7.75%) 7.000%, 05/15/19 144A @	400	406,500
Delta Dutch Newco BV 7.500%, 02/01/22 144A @	300	312,000
Endo Finance LLC 6.000%, 02/01/25 144A @	325	334,750
Par Pharmaceutical Cos, Inc. 7.375%, 10/15/20	100	105,500
Pinnacle Merger Sub, Inc. 9.500%, 10/01/23 144A @	69	76,590
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/20 144A @	400	403,500
6.375%, 10/15/20 144A @	500	519,375
5.875%, 05/15/23 144A @	350	358,750
6.125%, 04/15/25 144A @	425	439,875

		2,956,840

Pipelines — 1.7%
MarkWest Energy Partners LP 4.500%, 07/15/23	625	618,750
Penn Virginia Resource Partners LP 6.500%, 05/15/21	100	105,250
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	100	100,656
6.250%, 03/15/22	250	258,438

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
5.625%, 04/15/23	$425	$423,937
5.750%, 05/15/24	525	527,625
Targa Resources Partners LP
5.000%, 01/15/18 144A @	300	309,000
5.250%, 05/01/23	50	50,250
4.250%, 11/15/23	875	842,187

		3,236,093

Real Estate — 1.9%
CBRE Services, Inc. 5.000%, 03/15/23	625	653,125
Dupont Fabros Technology LP 5.875%, 09/15/21	775	800,187
Greystar Real Estate Partners LLC 8.250%, 12/01/22 144A @	200	209,500
iStar Financial, Inc.
7.125%, 02/15/18	125	133,125
5.000%, 07/01/19	450	450,000
MPT Operating Partnership LP
6.875%, 05/01/21	225	242,156
6.375%, 02/15/22	125	135,338
Omega Healthcare Investors, Inc. 5.875%, 03/15/24	75	79,875
Realogy Group LLC
9.000%, 01/15/20 144A @	100	109,000
5.250%, 12/01/21 144A @	250	253,750
The Howard Hughes Corp. 6.875%, 10/01/21 144A @	625	654,688

		3,720,744

Retail — 4.2%
99 Cents Only Stores 11.000%, 12/15/19	250	262,500
Academy Ltd. 9.250%, 08/01/19 144A @	200	212,000
Chinos Intermediate Holdings A, Inc. PIK (Cash coupon 7.75%, PIK 8.50%) 7.750%, 05/01/19 144A @	50	43,875
Claire’s Stores, Inc. 9.000%, 03/15/19 144A @	325	294,938
Family Tree Escrow LLC
5.250%, 03/01/20 144A @	150	157,125
5.750%, 03/01/23 144A @	925	973,562
Ferrellgas LP 6.500%, 05/01/21	275	277,750
Group 1 Automotive, Inc. 5.000%, 06/01/22 144A @	175	175,438
Guitar Center, Inc. 6.500%, 04/15/19 144A @	375	327,188
JC Penney Corp., Inc. 8.125%, 10/01/19	700	686,000
Jo-Ann Stores, Inc. 8.125%, 03/15/19 144A @	375	375,937
Michaels Stores, Inc. 5.875%, 12/15/20 144A @	475	488,062
New Academy Finance Co. LLC PIK (Cash coupon 8.00%, PIK 8.75%) 8.000%, 06/15/18 144A @	257	257,000

	Par (000)	Value†

Retail — (continued)
New Look Bondco I PLC 8.375%, 05/14/18 144A @	$375	$390,937
PC Nextco Holdings LLC PIK 8.750%, 08/15/19	350	356,125
Penske Automotive Group, Inc. 5.750%, 10/01/22	200	210,000
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 144A @	800	828,000
Rite Aid Corp.
6.750%, 06/15/21	725	771,219
6.125%, 04/01/23 144A @	475	486,875
Sonic Automotive, Inc.
7.000%, 07/15/22	150	163,500
5.000%, 05/15/23	175	173,250
The Men’s Wearhouse, Inc. 7.000%, 07/01/22 144A @	175	184,188

		8,095,469

Semiconductors — 0.3%
NXP BV
5.750%, 02/15/21 144A @	200	211,500
5.750%, 03/15/23 144A @	250	265,625

		477,125

Software — 2.8%
Activision Blizzard, Inc. 6.125%, 09/15/23 144A @	225	245,250
BCP Singapore VI Cayman Financing Co. Ltd. 8.000%, 04/15/21 144A @	200	196,500
BMC Software Finance, Inc. 8.125%, 07/15/21 144A @	350	320,250
BMC Software, Inc. 7.250%, 06/01/18	125	120,625
Eagle Midco, Inc. PIK (Cash coupon 9.000%, PIK 9.750%) 9.000%, 06/15/18 144A @	425	432,969
Epicor Software Corp. 8.625%, 05/01/19	225	235,125
First Data Corp.
6.750%, 11/01/20 144A @	315	335,475
12.625%, 01/15/21	1,625	1,925,625
Infor Software Parent LLC PIK (Cash coupon 7.125%, PIK 7.875%) 7.125%, 05/01/21 144A @	600	594,186
Infor U.S., Inc.
9.375%, 04/01/19	300	321,690
6.500%, 05/15/22 144A @	400	410,000
MSCI, Inc. 5.250%, 11/15/24 144A @	250	258,437

		5,396,132

Telecommunications — 10.5%
Alcatel-Lucent USA, Inc. 8.875%, 01/01/20 144A @	225	245,250
Altice Financing S.A. 6.625%, 02/15/23 144A @	350	360,500
Altice Finco S.A.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
9.875%, 12/15/20 144A @	$400	$443,000
8.125%, 01/15/24 144A @	400	423,250
Altice S.A.
7.750%, 05/15/22 144A @	400	406,750
7.625%, 02/15/25 144A @	1,650	1,653,094
Avaya, Inc. 7.000%, 04/01/19 144A @	565	560,762
B Communications Ltd. 7.375%, 02/15/21 144A @	500	535,750
Crown Castle International Corp. 5.250%, 01/15/23	425	446,250
Digicel Group Ltd.
8.250%, 09/30/20 144A @	225	225,338
7.125%, 04/01/22 144A @	250	228,750
Digicel Ltd. 6.000%, 04/15/21 144A @	200	190,000
EarthLink Holdings Corp. 7.375%, 06/01/20	175	179,375
Goodman Networks, Inc. 12.125%, 07/01/18	375	348,750
Hughes Satellite Systems Corp.
6.500%, 06/15/19	350	379,750
7.625%, 06/15/21	325	357,500
Intelsat Jackson Holdings S.A. 6.625%, 12/15/22	475	458,375
Intelsat Jackson Holdings SA 5.500%, 08/01/23	500	471,875
Level 3 Financing, Inc.
7.000%, 06/01/20	325	346,938
6.125%, 01/15/21	75	78,656
5.625%, 02/01/23 144A @	150	154,125
Matterhorn Financing & CY S.C.A. PIK (Cash coupon 9.000%, PIK 9.7500%) 9.000%, 04/15/19 144A @	550	603,509
Millicom International Cellular S.A. 6.625%, 10/15/21 144A @	200	211,250
NII International Telecom S.C.A. 11.375%, 08/15/19 144A @,¤	350	332,500
Play Topco S.A. PIK (Cash coupon 7.75%, PIK 8.50%) 7.750%, 02/28/20 144A @	225	250,095
Sable International Finance Ltd. 8.750%, 02/01/20 144A @	200	215,000
Sprint Communications, Inc. 11.500%, 11/15/21	800	966,000
Sprint Corp. 7.125%, 06/15/24	1,725	1,681,875
Syniverse Holdings, Inc. 9.125%, 01/15/19	300	295,500
T-Mobile USA, Inc.
6.250%, 04/01/21	450	468,000
6.633%, 04/28/21	450	471,375
6.000%, 03/01/23	1,350	1,383,331
6.500%, 01/15/24	100	104,500
6.375%, 03/01/25	175	180,583
UPC Holding BV

	Par (000)	Value†

Telecommunications — (continued)
6.750%, 03/15/23 144A @	$375	$423,505
6.750%, 03/15/23 144A @	200	234,793
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	225	240,188
Vimpel Communications OJSC Via UBS Luxembourg S.A. 8.250%, 05/23/16 144A @	300	313,323
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/21 144A @	200	196,740
VimpelCom Holdings BV
5.200%, 02/13/19 144A @	200	183,000
7.504%, 03/01/22 144A @	450	426,937
Virgin Media Finance PLC
7.000%, 04/15/23 144A @	275	443,627
6.000%, 10/15/241 44A @	200	210,000
Virgin Media Secured Finance PLC 5.250%, 01/15/26 144A @	200	204,000
Wind Acquisition Finance S.A.
4.750%, 07/15/20 144A @	400	401,000
7.375%, 04/23/21 144A @	1,100	1,141,250

		20,075,919

Textiles — 0.2%
Springs Industries, Inc. 6.250%, 06/01/21	450	444,375

Transportation — 0.1%
Watco Cos. LLC 6.375%, 04/01/23 144A @	175	175,000

TOTAL CORPORATE BONDS (Cost $174,238,395)		172,773,988

LOAN AGREEMENTS — 5.5%‡
Auto Manufacturers — 0.1%
Navistar, Inc. 5.750%, 08/17/17 •	125	125,469

Chemicals — 0.2%
Univar, Inc. 5.000%, 06/30/17 •	499	497,523

Commercial Services — 0.1%
Weight Watchers International, Inc. 4.000%, 04/02/20 •	444	238,958

Computers — 0.1%
Dell, Inc. 4.500%, 04/29/20	147	148,143

Distribution & Wholesale — 0.1%
Husky Injection Molding System 4.250%, 06/30/21	149	148,714

Diversified Financial Services — 0.5%
Onex Wizard Acquisition 5.250%, 03/11/22	400	403,248

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Diversified Financial Services — (continued)
Terra-Gen Finance Co., LLC 5.250%, 12/09/21	$300	$301,125
Vantiv LLC 3.750%, 06/13/21 •	234	234,236

		938,609

Electric — 0.3%
Equipower Resources Holding LLC 4.250%, 12/31/19 •	688	686,552

Entertainment — 0.6%
Delta 2 (Lux) S.a.r.l.
4.750%, 07/30/21	600	595,998
7.750%, 07/29/22	200	198,666
Peninsula Gaming LLC 4.250%, 11/20/17 •	346	345,744

		1,140,408

Healthcare Services — 0.1%
Surgery Center Holdings 5.250%, 11/03/20	200	199,875

Holding Companies — 0.1%
Faenza Acquisition 4.250%, 08/30/20	97	96,783

Insurance — 0.6%
Asurion LLC
5.000%, 05/24/19•	568	569,077
8.500%, 03/03/21	550	551,787

		1,120,864

Machinery - Diversified — 0.1%
Gardner Denver, Inc. 4.250%, 07/30/20 •	172	163,308

Media — 0.3%
McGraw-Hill Global Education Holdings LLC 5.750%, 03/22/19 •	168	168,909
Univision Communications, Inc. 4.000%, 03/01/20 •	371	370,309

		539,218

Oil & Gas — 0.8%
Azure Midstream Energy LLC 7.500%, 11/15/18	191	180,917
C&J Energy Services Ltd.
6.500%, 03/24/20	450	401,251
7.250%, 03/24/22	600	531,498
Foresight Energy LLC 5.500%, 08/21/20 •	120	118,036
Pacific Drilling 4.500%, 06/03/18	200	165,388
Philadelphia Energy Solutions Refining and Marketing LLC 6.250%, 04/04/18 •	95	91,276

		1,488,366

	Par (000)	Value†

Pipelines — 0.1%
Stonewall Gas Gathering LLC 8.750%, 01/28/22	$250	$250,625

Retail — 1.3%
Dollar Tree, Inc. 4.250%, 03/09/22	400	404,056
JC Penney Corp. 6.000%, 05/22/18 •	862	861,264
New Red Finance, Inc. 4.500%, 12/10/21	347	350,185
PetSmart, Inc. 5.000%, 03/11/22	375	377,711
PF Chang’s China Bistro, Inc. 4.250%, 06/22/19 •	477	464,248

		2,457,464

Telecommunications — 0.1%
Level 3 Financing, Inc. 4.500%, 01/31/22	200	200,938

TOTAL LOAN AGREEMENTS‡ (Cost $10,533,896)		10,441,817

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	392,491	392,491
T. Rowe Price Reserve Investment Fund	937,931	937,931

TOTAL SHORT-TERM INVESTMENTS (Cost $1,330,422)		1,330,422

TOTAL INVESTMENTS — 98.7% (Cost $190,004,320)(a)		$188,708,466

Other Assets & Liabilities — 1.3%		2,557,352

TOTAL NET ASSETS — 100.0%		$191,265,818

‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2015. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2015 is $547,346.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2015 is $737,641.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $190,014,859. Net unrealized depreciation was $1,306,393. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,565,859 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,872,252.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

OJSC — Open Joint Stock Company

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 03/31/2015††
United States	74%
Luxembourg	8
Canada	5
Netherlands	3
United Kingdom	3
Bermuda	1
France	1
Other	5

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

HIGH YIELD BOND FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$1,718,114	$1,690,552	$—	$27,562
REAL ESTATE INVESTMENT TRUSTS	256,284	256,284	—	—
PREFERRED STOCKS
Banks	1,021,406	1,021,406	—	—
Oil & Gas	139,863	139,863	—	—
Packaging and Containers	—	—	—	—
Pharmaceuticals	341,044	341,044	—	—
Telecommunications	342,653	342,653	—	—
ASSET BACKED SECURITIES	342,875	—	342,875	—
CORPORATE BONDS	172,773,988	—	172,773,988	—
LOAN AGREEMENTS	10,441,817	—	10,441,817	—
SHORT-TERM INVESTMENTS	1,330,422	1,330,422	—	—

TOTAL INVESTMENTS	$188,708,466	$5,122,224	$183,558,680	$27,562

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2014	$27,838
Change in Appreciation/(Depreciation)	(276)

Balance as of 3/31/2015	$27,562

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
AGENCY OBLIGATION — 0.2%
Banks — 0.2%
KFW 0.500%, 04/19/16 (Cost $6,650,830)	$6,658	$6,664,392

ASSET BACKED SECURITIES — 0.5%
Ally Master Owner Trust 0.875%, 06/15/17 •	8,755	8,761,829
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 11/10/19	635	735,261
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 04/11/24	2,047	2,169,650
Continental Airlines 2012-1 Class B, Pass Through Trust 6.250%, 04/11/20	394	420,922
DB Master Finance LLC 2015-1 3.262%, 02/20/45	1,465	1,479,166
Ford Credit Auto Owner Trust 2012-C 0.580%, 12/15/16	520	520,533
Honda Auto Receivables 2012-3 Owner Trust 0.560%, 05/15/16	402	401,672

TOTAL ASSET BACKED SECURITIES (Cost $14,238,207)		14,489,033

	Number of Shares	Value†
COMMON STOCKS — 57.9%
Aerospace & Defense — 1.1%
The Boeing Co.	163,500	24,538,080
United Technologies Corp.	101,500	11,895,800

		36,433,880

Agriculture — 0.4%
Philip Morris International, Inc.	191,000	14,388,030

Auto Parts & Equipment — 1.6%
Delphi Automotive PLC	150,400	11,992,896
Johnson Controls, Inc.	754,900	38,077,156

		50,070,052

Banks — 4.4%
JPMorgan Chase & Co.	524,800	31,792,384
Julius Baer Group Ltd.*	177,459	8,870,085
State Street Corp.	152,800	11,235,384
The Bank of New York Mellon Corp.	2,200,100	88,532,024

		140,429,877

Beverages — 0.8%
PepsiCo, Inc.	232,200	22,202,964
SABMiller PLC	92,008	4,819,522

		27,022,486

Chemicals — 0.8%
Cytec Industries, Inc.	413,700	22,356,348
LyondellBasell Industries N.V., Class A	18,500	1,624,300

		23,980,648

	Number of Shares	Value†

Commercial Services — 1.8%
Tyco International PLC	1,169,500	$50,358,670
Vantiv, Inc., Class A*	155,000	5,843,500

		56,202,170

Diversified Financial Services — 1.4%
Affiliated Managers Group, Inc.*	9,400	2,018,932
Invesco Ltd.	62,945	2,498,287
Visa, Inc., Class A	596,800	39,036,688

		43,553,907

Diversified Operations — 1.6%
Pentair PLC	826,100	51,953,429

Electric — 2.5%
FirstEnergy Corp.	788,200	27,634,292
PG&E Corp.	963,300	51,122,331

		78,756,623

Electrical Components & Equipment — 1.3%
AMETEK, Inc.	810,200	42,567,908

Electronics — 3.9%
Agilent Technologies, Inc.	414,500	17,222,475
PerkinElmer, Inc.	122,700	6,274,878
Sensata Technologies Holding N.V.*	162,900	9,358,605
Thermo Fisher Scientific, Inc.	670,600	90,088,404

		122,944,362

Food — 0.8%
Kraft Foods Group, Inc.	37,000	3,223,255
Mondelez International, Inc., Class A	652,300	23,541,507

		26,764,762

Healthcare Products — 1.8%
Becton Dickinson & Co.	364,034	52,271,642
Henry Schein, Inc.*	33,678	4,702,122

		56,973,764

Healthcare Services — 2.4%
Cigna Corp.	272,200	35,233,568
UnitedHealth Group, Inc.	342,700	40,537,983

		75,771,551

Insurance — 3.3%
Marsh & McLennan Cos., Inc.	1,860,600	104,361,054

Internet — 1.4%
eBay, Inc.*	161,900	9,338,392
Google, Inc., Class A*	24,300	13,479,210
Google, Inc., Class C*	42,600	23,344,800

		46,162,402

Machinery — Diversified — 1.5%
IDEX Corp.	237,300	17,994,459
Roper Industries, Inc.	176,300	30,323,600

		48,318,059

Media — 2.3%
Comcast Corp., Class A	358,000	20,216,260
Liberty Global PLC, Class A*	134,000	6,896,980
Liberty Global PLC, Series C*	582,800	29,029,268
Time Warner Cable, Inc.	53,900	8,078,532

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Twenty-First Century Fox, Inc., Class B	262,200	$8,621,136

		72,842,176

Miscellaneous Manufacturing — 4.2%
Danaher Corp.	1,588,178	134,836,312

Oil & Gas — 2.1%
Canadian Natural Resources Ltd.	1,905,500	58,517,905
Range Resources Corp.	148,847	7,745,998

		66,263,903

Pharmaceuticals — 6.5%
Abbott Laboratories	713,700	33,065,721
Actavis PLC*	238,940	71,113,415
Eli Lilly & Co.	552,800	40,160,920
Endo International PLC*	60,400	5,417,880
Pfizer, Inc.	701,043	24,389,286
Zoetis, Inc.	717,586	33,217,056

		207,364,278

Retail — 4.5%
AutoZone, Inc.*	127,299	86,838,286
CVS Health Corp.	141,800	14,635,178
Lowe’s Cos., Inc.	380,600	28,312,834
O’Reilly Automotive, Inc.*	17,700	3,827,448
Wal-Mart Stores, Inc.	108,300	8,907,675

		142,521,421

Semiconductors — 0.3%
Texas Instruments, Inc.	193,200	11,048,142

Software — 4.0%
Fidelity National Information Services, Inc.	575,400	39,161,724
Fiserv, Inc.*	1,119,300	88,872,420
SS&C Technologies Holdings, Inc.	6,300	392,490

		128,426,634

Telecommunications — 1.2%
Cisco Systems, Inc.	229,100	6,305,978
Crown Castle International Corp.	269,300	22,228,022
SBA Communications Corp., Class A*	71,300	8,349,230

		36,883,230

TOTAL COMMON STOCKS (Cost $1,409,828,152)		1,846,841,060

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Diversified — 0.5%
American Tower Corp.	162,997	15,346,167

Real Estate Investment Trusts — 0.5%
American Tower Corp.*	155,973	15,477,201

Storage & Warehousing — 0.4%
Iron Mountain, Inc.	412,194	15,036,837

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $38,347,770)		45,860,205

	Number of Shares	Value†
PREFERRED STOCKS — 2.0%
Banks — 0.2%
State Street Corp.	86,000	$2,195,580
U.S. Bancorp, Series F	71,000	2,109,410
U.S. Bancorp, Series G	90,000	2,457,900

		6,762,890

Electric — 0.3%
SCE Trust I	83,775	2,127,885
SCE Trust II	14,730	357,202
SCE Trust III	161,355	4,429,195

		6,914,282

Oil & Gas — 0.0%
Chesapeake Energy Corp.	956	82,694

Pharmaceuticals — 1.2%
Actavis PLC*	38,298	38,757,576

Telecommunications — 0.3%
T-Mobile US, Inc.*	160,540	9,417,277

TOTAL PREFERRED STOCKS (Cost $59,292,126)		61,934,719

	Par (000)	Value†
CORPORATE BONDS — 22.6%
Advertising — 0.1%
Lamar Media Corp.
5.875%, 02/01/22	$900	947,250
5.000%, 05/01/23	850	869,125

		1,816,375

Aerospace & Defense — 0.0%
Moog, Inc. 5.250%, 12/01/22 144A @	650	669,500

Airlines — 0.2%
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	715	773,705
Delta Air Lines 2009-1, Class A, Pass Through Trust 7.750%, 12/17/19	502	580,289
Delta Air Lines 2011-1, Class A, Pass Through Trust 5.300%, 04/15/19	487	529,353
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	1,912	2,169,995
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17 ^	217	236,194

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
US Airways 2012-2 Class A, Pass Through Trust 4.625%, 06/03/25	$267	$286,213
US Airways 2012-2 Class B, Pass Through Trust 6.750%, 06/03/21 ^	503	546,244
US Airways 2013-1 Class A, Pass Through Trust 3.950%, 11/15/25	5	5,061
US Airways 2013-1 Class B, Pass Through Trust 5.375%, 11/15/21	5	5,193

		5,132,247

Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC
0.899%, 03/27/17•	12,525	12,519,990
1.461%, 03/27/17	10,560	10,562,556
1.192%, 01/09/18•	4,625	4,637,538
2.145%, 01/09/18	2,960	2,993,812
Toyota Motor Credit Corp. 0.638%, 03/12/20 •	8,375	8,366,818

		39,080,714

Auto Parts & Equipment — 0.1%
Schaeffler Finance BV 7.750%, 02/15/17 144A @	1,250	1,400,000

Banks — 0.4%
KFW 2.500%, 11/20/24	12,753	13,277,046
Regions Bank 7.500%, 05/15/18	75	87,175
Synovus Financial Corp. 5.125%, 06/15/17	105	106,901

		13,471,122

Chemicals — 0.1%
Cytec Industries, Inc. 3.950%, 05/01/25	3,680	3,779,897

Coal — 0.1%
CONSOL Energy, Inc. 5.875%, 04/15/22	3,075	2,782,875

Diversified Financial Services — 1.4%
Caterpillar Financial Services Corp.
0.700%, 11/06/15	1,585	1,588,276
1.250%, 11/06/17	2,345	2,350,447
Ford Motor Credit Co. LLC
2.750%, 05/15/15	2,300	2,305,078
2.500%, 01/15/16	2,190	2,215,640
1.483%, 05/09/16•	3,755	3,781,507
4.250%, 02/03/17	1,340	1,407,086
6.625%, 08/15/17	1,675	1,860,195
0.753%, 09/08/17•	4,325	4,300,123
0.803%, 12/06/17•	6,325	6,281,376
1.724%, 12/06/17	2,150	2,145,240
5.000%, 05/15/18	1,800	1,962,841

	Par (000)	Value†

Diversified Financial Services — (continued)
2.375%, 03/12/19	$4,275	$4,324,663
2.597%, 11/04/19	4,350	4,407,350
International Lease Finance Corp. 2.191%, 06/15/16 •	2,905	2,905,000
John Deere Capital Corp. 0.700%, 09/04/15	1,800	1,802,360

		43,637,182

Electric — 0.3%
Berkshire Hathaway Energy Co.
2.400%, 02/01/20	2,550	2,586,929
3.500%, 02/01/25	2,655	2,764,848
CMS Energy Corp.
6.550%, 07/17/17	895	997,803
8.750%, 06/15/19	415	524,733
Otter Tail Corp. 9.000%, 12/15/16 ^	890	996,800

		7,871,113

Electronics — 0.0%
Amphenol Corp. 1.550%, 09/15/17	920	922,640

Entertainment — 0.1%
Cedar Fair LP 5.250%, 03/15/21	1,425	1,471,312

Food — 0.2%
B&G Foods, Inc. 4.625%, 06/01/21	1,525	1,523,094
HJ Heinz Co. 4.250%, 10/15/20	4,875	5,001,750

		6,524,844

Healthcare Products — 0.3%
Becton Dickinson and Co.
1.800%, 12/15/17	2,590	2,609,845
2.675%, 12/15/19	2,175	2,221,582
Medtronic, Inc.
1.500%, 03/15/18 144A @	1,905	1,913,275
2.500%, 03/15/20 144A @	2,845	2,907,988

		9,652,690

Healthcare Services — 1.5%
Community Health Systems, Inc. 5.125%, 08/15/18	2,125	2,191,406
DaVita HealthCare Partners, Inc.
6.625%, 11/01/20	6,825	7,149,188
5.750%, 08/15/22	10,165	10,800,312
5.125%, 07/15/24	15,035	15,335,700
Fresenius Medical Care U.S. Finance II, Inc.
5.625%, 07/31/19 144A @	3,575	3,880,663
5.875%, 01/31/22 144A @	1,900	2,090,000
Roche Holdings, Inc. 3.350%, 09/30/24 144A @	3,055	3,203,830
UnitedHealth Group, Inc. 1.400%, 12/15/17	1,545	1,557,413

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — (continued)
Wellcare Health Plans, Inc. 5.750%, 11/15/20	$475	$498,750

		46,707,262

Insurance — 0.0%
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	1,205	1,211,815

Internet — 0.3%
Amazon.com, Inc.
2.600%, 12/05/19	4,155	4,255,913
3.800%, 12/05/24	2,065	2,170,296
Priceline Group, Inc./The 0.350%, 06/15/20	2,323	2,651,124

		9,077,333

Machinery — Construction & Mining — 0.0%
Caterpillar Financial Services Corp. 2.250%, 12/01/19	1,155	1,172,301

Machinery — Diversified — 0.4%
Case New Holland, Inc. 7.875%, 12/01/17	341	377,760
CNH Industrial Capital LLC
3.875%, 11/01/15	1,500	1,511,250
6.250%, 11/01/16	4,950	5,209,875
3.250%, 02/01/17	200	199,000
3.625%, 04/15/18	5,000	5,012,500
Xylem, Inc.
3.550%, 09/20/16	1,300	1,340,905
4.875%, 10/01/21	415	457,321

		14,108,611

Media — 2.1%
CCO Holdings LLC
7.250%, 10/30/17	850	886,125
8.125%, 04/30/20	725	757,625
7.375%, 06/01/20	3,950	4,221,563
DISH DBS Corp. 7.125%, 02/01/16	8,225	8,543,719
Unitymedia Hessen GmbH & Co. KG 5.500%, 01/15/23 144A @	4,100	4,289,830
Unitymedia KabelBW GmbH 6.125%, 01/15/25 144A @	3,300	3,489,750
Univision Communications, Inc.
7.875%, 11/01/20 144A @	19,800	21,136,500
8.500%, 05/15/21 144A @	4,875	5,210,156
6.750%, 09/15/22 144A @	15,169	16,268,752
5.125%, 05/15/23 144A @	2,700	2,740,500

		67,544,520

Oil & Gas — 4.9%
Antero Resources Finance Corp.
6.000%, 12/01/20	2,525	2,526,263
5.375%, 11/01/21	3,700	3,589,000
Canadian Natural Resources Ltd. 1.750%, 01/15/18	1,000	995,047
Chesapeake Energy Corp.
3.250%, 03/15/16	3,175	3,171,031

	Par (000)	Value†

Oil & Gas — (continued)
3.481%, 04/15/19•	$2,225	$2,141,563
Chevron Corp.
0.362%, 02/22/17•	8,650	8,664,774
0.432%, 03/02/18•	8,625	8,624,810
1.365%, 03/02/18	4,400	4,421,437
Concho Resources, Inc.
7.000%, 01/15/21	11,440	11,983,400
6.500%, 01/15/22	4,200	4,399,500
5.500%, 10/01/22	2,425	2,443,188
5.500%, 04/01/23	6,450	6,497,730
EQT Corp.
6.500%, 04/01/18	1,620	1,808,255
8.125%, 06/01/19	1,754	2,095,369
4.875%, 11/15/21	8,005	8,424,214
Exxon Mobil Corp. 0.314%, 03/01/18 •	17,325	17,319,595
Noble Energy, Inc. 3.900%, 11/15/24	835	849,483
Range Resources Corp.
6.750%, 08/01/20	8,725	9,052,187
5.750%, 06/01/21	12,150	12,692,983
5.000%, 08/15/22	16,975	16,890,125
5.000%, 03/15/23	21,375	21,268,125
SM Energy Co.
6.500%, 11/15/21	3,425	3,476,375
6.500%, 01/01/23	1,200	1,224,000
WPX Energy, Inc. 5.250%, 01/15/17	2,300	2,311,500

		156,869,954

Packaging and Containers — 0.1%
Rexam PLC 6.750%, 06/29/67 •	1,700	1,876,357
Sealed Air Corp. 8.375%, 09/15/21 144A @	275	309,375

		2,185,732

Pharmaceuticals — 0.4%
Eli Lilly & Co. 1.250%, 03/01/18	2,200	2,207,276
Johnson & Johnson
1.125%, 11/21/17	1,360	1,367,404
3.375%, 12/05/23	2,200	2,359,854
Merck & Co., Inc.
0.381%, 02/10/17•	2,610	2,611,128
0.631%, 02/10/20•	3,480	3,494,031
Novartis Capital Corp. 3.400%, 05/06/24	875	933,910
Omnicare, Inc. 5.000%, 12/01/24	1,125	1,175,625

		14,149,228

Pipelines — 2.4%
Energy Transfer Partners LP
4.150%, 10/01/20	1,925	2,020,894
4.900%, 02/01/24	2,465	2,641,366
MarkWest Energy Partners LP
6.750%, 11/01/20	8,900	9,345,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
6.500%, 08/15/21	$5,650	$5,918,375
6.250%, 06/15/22	7,900	8,255,500
5.500%, 02/15/23	11,910	12,237,525
4.500%, 07/15/23	16,225	16,062,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 4.875%, 12/01/24	3,175	3,246,120
ONEOK Partners LP 2.000%, 10/01/17	830	827,718
Targa Resources Partners LP
5.000%, 01/15/18 144A @	4,150	4,274,500
4.125%, 11/15/19 144A @	1,325	1,318,375
6.875%, 02/01/21	5,100	5,342,250
5.250%, 05/01/23	2,775	2,788,875
4.250%, 11/15/23	3,325	3,200,312

		77,479,560

Real Estate — 0.0%
CBRE Services, Inc. 5.000%, 03/15/23	900	940,500

Real Estate Investment Trusts — 0.1%
American Tower Corp.
3.500%, 01/31/23	925	916,895
5.000%, 02/15/24	1,535	1,678,513
Host Hotels & Resorts LP 5.875%, 06/15/19	1,800	1,868,028

		4,463,436

Retail — 1.4%
AmeriGas Finance LLC
6.250%, 08/20/19	600	622,500
6.750%, 05/20/20	675	710,437
7.000%, 05/20/22	1,525	1,635,562
Group 1 Automotive, Inc. 5.000%, 06/01/22 144A @	675	676,688
L Brands, Inc.
6.900%, 07/15/17	1,400	1,540,000
8.500%, 06/15/19	900	1,079,730
7.000%, 05/01/20	900	1,037,250
6.625%, 04/01/21	1,925	2,205,107
5.625%, 02/15/22	1,625	1,787,500
5.625%, 10/15/23	5,325	5,910,750
Penske Automotive Group, Inc. 5.375%, 12/01/24	1,325	1,364,750
Rite Aid Corp.
9.250%, 03/15/20	2,125	2,342,812
8.000%, 08/15/20	21,525	22,789,594
Suburban Propane Partners LP 7.375%, 08/01/21	750	806,250

		44,508,930

Semiconductors — 0.7%
NXP BV
5.750%, 02/15/21 144A @	5,075	5,366,812
5.750%, 03/15/23 144A @	7,300	7,756,250

	Par (000)	Value†

Semiconductors — (continued)
NXP BV / NXP Funding LLC 3.750%, 06/01/18 144A @	$7,475	$7,624,500

		20,747,562

Software — 0.0%
IMS Health, Inc. 6.000%, 11/01/20 144A @	875	911,094

Storage & Warehousing — 0.0%
Iron Mountain, Inc. 7.750%, 10/01/19	350	372,313

Telecommunications — 3.8%
Crown Castle International Corp.
4.875%, 04/15/22	4,875	5,063,906
5.250%, 01/15/23	3,865	4,058,250
Intelsat Jackson Holdings SA
7.250%, 04/01/19	7,525	7,799,662
7.250%, 10/15/20	14,405	14,837,150
7.500%, 04/01/21	3,725	3,832,094
Matterhorn Mobile SA
4.468%, 05/15/19 144A @,•	250	257,898
6.750%, 05/15/19 144A @	4,255	4,577,693
MetroPCS Wireless, Inc. 6.625%, 11/15/20	2,725	2,847,625
SBA Communications Corp. 5.625%, 10/01/19	2,100	2,214,450
SBA Telecommunications, Inc. 5.750%, 07/15/20	2,650	2,785,813
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	3,240	3,717,900
T-Mobile USA, Inc. 6.542%, 04/28/20	625	657,813
Telesat Canada 6.000%, 05/15/17 144A @	2,595	2,645,603
UPC Holding BV 6.375%, 09/15/22 144A @	2,275	2,629,648
UPCB Finance III Ltd. 6.625%, 07/01/20 144A @	22,045	23,009,469
UPCB Finance V Ltd. 7.250%, 11/15/21 144A @	13,530	14,561,662
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	18,078	19,298,265
Virgin Media Secured Finance PLC
5.375%, 04/15/21 144A @	2,850	2,988,937
6.000%, 04/15/21 144A @	1,350	2,099,506
5.250%, 01/15/26 144A @	1,025	1,045,500

		120,928,844

TOTAL CORPORATE BONDS (Cost $715,954,167)		721,591,506

LOAN AGREEMENTS — 5.2%‡
Beverages — 0.4%
De Master Blenders
0.000%, 07/23/21	2,250	2,428,714

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Beverages — (continued)
3.500%, 07/23/21	$9,200	$9,177,000

		11,605,714

Commercial Services — 0.3%
Kronos, Inc.
4.500%, 10/30/19•	4,454	4,458,501
9.750%, 04/30/20•	3,772	3,852,198

		8,310,699

Diversified Financial Services — 0.1%
Hilton Worldwide Finance LLC 3.500%, 10/25/20 •	4,467	4,471,170

Electric — 0.0%
Texas Competitive Electric Holdings Co. LLC 3.750%, 12/30/16 •	1,016	1,020,606

Entertainment — 0.1%
Kasima LLC 3.250%, 05/17/21 •	684	681,259
Peninsula Gaming LLC 4.250%, 11/20/17 •	3,284	3,284,564

		3,965,823

Food — 0.8%
H.J. Heinz Co. 3.250%, 06/05/20 •	19,226	19,250,192
Pinnacle Foods Finance LLC
3.000%, 04/29/20•	4,246	4,226,000
3.000%, 04/29/20•	3,792	3,774,464

		27,250,656

Healthcare Services — 0.8%
Davita Healthcare Partners, Inc. 3.500%, 06/24/21 •	7,002	7,011,674
HCA, Inc.
2.500%, 02/02/16•	800	798,664
2.928%, 03/31/17•	18,540	18,537,487

		26,347,825

Holding Companies — 1.2%
Intelsat Jackson Holdings 3.750%, 06/30/19	37,396	37,237,411

Media — 0.4%
Cequel Communications LLC 3.500%, 02/14/19 •	4,279	4,281,316
Charter Communications Operating LLC
3.000%, 07/01/20•	2,088	2,078,814
3.000%, 01/03/21•	1,457	1,451,438
4.250%, 09/10/21•	3,275	3,300,480
Univision Communications, Inc. 0.000%, 03/01/20 •	250	249,420

		11,361,468

Retail — 0.2%
Wendy’s International, Inc. 3.250%, 05/15/19 •	5,502	5,492,371

	Par (000)	Value†

Telecommunications — 0.9%
First Data Corp.
3.674%, 03/24/18•	$1,000	$999,000
3.674%, 09/24/18•	250	249,635
Telesat Canada
4.273%, 03/28/17•	681	534,027
3.500%, 03/28/19•	5,419	5,402,431
4.430%, 03/28/19•,^	3,675	2,883,448
UPC Financing Partnership 3.250%, 06/30/21 •	19,925	19,797,679

		29,866,220

TOTAL LOAN AGREEMENTS (Cost $168,162,730)		166,929,963

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 9.2%
BlackRock Liquidity Funds FedFund Portfolio — Institutional Shares	10,464,302	10,464,302
T. Rowe Price Reserve Investment Fund	282,441,780	282,441,780

TOTAL SHORT-TERM INVESTMENTS (Cost $292,906,082)		292,906,082

TOTAL INVESTMENTS — 99.0% (Cost $2,705,380,064)(a)		$3,157,216,960

Other Assets & Liabilities — 1.0%		32,360,565

TOTAL NET ASSETS — 100.0%		$3,189,577,525

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
American Tower, $110.00, 01/15/16	(557)	(86,335)
Ameriican Tower, $105.00, 01/15/16	(464)	(126,672)
Boeing, $140.00, 01/5/16	(62)	(98,580)
Cisco, $25.00, 01/15/16	(2,144)	(728,960)
Comcast Corp., $65.00, 01/15/16	(2,938)	(417,196)
Comcast Corp., $70.00, 01/15/16	(522)	(34,452)
Crown Castle International, $90.00, 01/15/16	(368)	(69,920)
CVS, $90.00, 01/15/16	(546)	(824,460)
CVS, $95.00, 01/15/16	(545)	(644,735)
DHR, $100.00, 01/15/16	(265)	(39,750)
DHR, $95.00, 01/15/16	(265)	(67,575)
Google, $590.00, 01/15/16	(157)	(460,010)
Google, $590.00, 01/15/16	(157)	(428,610)
Google, $700.00, 01/15/16	(255)	(141,525)
Google, $700.00, 01/15/16	(76)	(46,360)
JPM, $70.00, 01/15/16	(2,802)	(246,576)
Lowe’s, $60.00, 01/15/16	(1,364)	(2,182,400)
Lowe’s, $75.00, 01/5/16	(480)	(271,200)
Modelez International, Inc, $45.00, 01/1516	(781)	(28,116)
Pepsico, $100.00, 01/15/16	(794)	(273,930)
Pepsico, $105.00, 01/15/16	(469)	(100,366)
Pepsico, $110.00, 01/15/16	(774)	(88,236)
Pfiizer, $30.00, 01/15/16	(3,011)	(1,595,830)
PNR, $70.00, 11/20/15	(87)	(16,530)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Contracts	Value†
WRITTEN OPTIONS — (continued)
Call Options — (continued)
State Street Corp., $87.50, 01/15/16	$(1,035)	$(99,360)
TD Ameritrade, $115.00, 01/15/16	(291)	(24,735)
Thermo Fisher Scientifiic, $150.00, 01/15/16	(578)	(238,714)
United Healthcare, $100.00, 01/15/16	(431)	(907,255)
United Healthcare, $105.00, 01/15/16	(430)	(765,400)
United Healthcare, $120.00, 01/15/16	(233)	(198,050)
United Healthcare, $90.00, 01/15/16	(569)	(1,695,620)
United Healthcare, $95.00, 01/15/16	(569)	(1,431,035)
United Technologies Corp., $125.00, 01/15/16	(145)	(56,550)
United Technologies Corp., $130.00, 01/15/16	(144)	(37,296)
United Technologies, $120.00, 01/15/16	(693)	(408,870)
Visa, $70.00, 01/15/16	(708)	(237,180)
Visa, $75.00, 01/15/16	(704)	(118,272)
Walmart, $80.00, 01/15/16	(515)	(285,825)
Walmart, $82.50, 01/15/16	(516)	(231,684)

TOTAL WRITTEN OPTIONS (Premiums $(7,333,310))		(15,754,170)

†	See Security Valuation Note.
*	Non-income producing security.
@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at March 31, 2015 is $4,662,686.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2015. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $2,706,999,656. Net unrealized appreciation was $450,217,304. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $469,541,376 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $19,324,072.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 03/31/2015††
United States	86%
Ireland	3
Canada	2
Cayman Islands	2
Netherlands	2
Switzerland	2
Luxembourg	1
Other	2

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

FLEXIBLY MANAGED FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$36,433,880	$36,433,880	$—	$—
Agriculture	14,388,030	14,388,030	—	—
Auto Parts & Equipment	50,070,052	50,070,052	—	—
Banks	140,429,877	131,559,792	8,870,085	—
Beverages	27,022,486	22,202,964	4,819,522	—
Chemicals	23,980,648	23,980,648	—	—
Commercial Services	56,202,170	56,202,170	—	—
Diversified Financial Services	43,553,907	43,553,907	—	—
Diversified Operations	51,953,429	51,953,429	—	—
Electric	78,756,623	78,756,623	—	—
Electrical Components & Equipment	42,567,908	42,567,908	—	—
Electronics	122,944,362	122,944,362	—	—
Food	26,764,762	26,764,762	—	—
Healthcare Products	56,973,764	56,973,764	—	—
Healthcare Services	75,771,551	75,771,551	—	—
Insurance	104,361,054	104,361,054	—	—
Internet	46,162,402	46,162,402	—	—
Machinery—Diversified	48,318,059	48,318,059	—	—
Media	72,842,176	72,842,176	—	—
Miscellaneous Manufacturing	134,836,312	134,836,312	—	—
Oil & Gas	66,263,903	66,263,903	—	—
Pharmaceuticals	207,364,278	207,364,278	—	—
Retail	142,521,421	142,521,421	—	—
Semiconductors	11,048,142	11,048,142	—	—
Software	128,426,634	128,426,634	—	—
Telecomm- unications	36,883,230	36,883,230	—	—
REAL ESTATE INVESTMENT TRUSTS	45,860,205	45,860,205	—	—
PREFERRED STOCKS	61,934,719	61,934,719	—	—
AGENCY OBLIGATION	6,664,392	—	6,664,392	—
ASSET BACKED SECURITIES	14,489,033	—	14,489,033	—
CORPORATE BONDS	721,591,506	—	721,591,506	—
LOAN AGREEMENTS	166,929,963	—	166,929,963	—
SHORT-TERM INVESTMENTS	292,906,082	292,906,082	—	—

TOTAL INVEST- MENTS	3,157,216,960	2,233,852,459	923,364,501	—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(15,754,170)	$(1,490,648)	$(14,263,522)	$—

Total Liabilities	$(15,754,170)	$(1,490,648)	$(14,263,522)	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $21,356,964)	3,036,164	$48,942,965

AFFILIATED FIXED INCOME FUNDS — 39.8%
Penn Series Quality Bond Fund* (Cost $26,649,670)	2,395,642	32,628,643

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $255,892)	255,892	255,892

TOTAL INVESTMENTS — 99.9% (Cost $48,262,526)(a)		$81,827,500

Other Assets & Liabilities — 0.1%		63,738

TOTAL NET ASSETS — 100.0%		$81,891,238

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $52,118,803. Net unrealized appreciation was $29,708,697. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $33,564,974 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,856,277.

PENN SERIES FUNDS, INC.

BALANCED FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$48,942,965	$48,942,965	$—	$—
AFFILIATED FIXED INCOME FUNDS	32,628,643	32,628,643	—	—
SHORT-TERM INVESTMENTS	255,892	255,892	—	—

TOTAL INVESTMENTS	$81,827,500	$81,827,500	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 96.1%
Aerospace & Defense — 1.8%
The Boeing Co.	34,500	$5,177,760

Airlines — 2.7%
American Airlines Group, Inc.	105,600	5,573,568
United Continental Holdings, Inc.*	37,000	2,488,250

		8,061,818

Apparel — 1.8%
Hanesbrands, Inc.	85,800	2,875,158
NIKE, Inc., Class B	17,400	1,745,742
Under Armour, Inc., Class A*	10,000	807,500

		5,428,400

Auto Manufacturers — 1.0%
Tesla Motors, Inc.*	15,000	2,831,550

Auto Parts & Equipment — 0.9%
BorgWarner, Inc.	20,600	1,245,888
Delphi Automotive PLC	18,600	1,483,164

		2,729,052

Banks — 1.8%
Morgan Stanley	90,900	3,244,221
State Street Corp.	26,500	1,948,545

		5,192,766

Biotechnology — 9.9%
Alexion Pharmaceuticals, Inc.*	25,900	4,488,470
Biogen, Inc.*	14,200	5,995,808
BioMarin Pharmaceutical, Inc.*	14,900	1,856,838
Celgene Corp.*	39,200	4,518,976
Gilead Sciences, Inc.*	62,500	6,133,125
Incyte Corp.*	22,800	2,089,848
Regeneron Pharmaceuticals, Inc.*	5,100	2,302,548
Vertex Pharmaceuticals, Inc.*	16,600	1,958,302

		29,343,915

Building Materials — 0.3%
Martin Marietta Materials, Inc.	7,000	978,600

Chemicals — 1.9%
Ashland, Inc.	11,100	1,413,141
E.I. du Pont de Nemours & Co.	22,800	1,629,516
The Sherwin-Williams Co.	9,100	2,588,950

		5,631,607

Commercial Services — 3.0%
MasterCard, Inc., Class A	72,300	6,245,997
Mobileye NV*	26,700	1,122,201
Tyco International PLC	34,500	1,485,570

		8,853,768

Computers — 3.3%
Apple, Inc.	70,700	8,797,201
SanDisk Corp.	15,300	973,386

		9,770,587

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc., Class A	14,300	1,189,188

Diversified Financial Services — 4.6%
BlackRock, Inc.	3,600	1,317,024

	Number of Shares	Value†

Diversified Financial Services — (continued)
IntercontinentalExchange Group, Inc.	8,800	$2,052,776
TD Ameritrade Holding Corp.	43,800	1,631,988
Visa, Inc., Class A	130,800	8,555,628

		13,557,416

Healthcare Products — 1.2%
Intuitive Surgical, Inc.*	7,100	3,585,713

Healthcare Services — 2.3%
Anthem, Inc.	10,500	1,621,305
Humana, Inc.	15,000	2,670,300
UnitedHealth Group, Inc.	22,100	2,614,209

		6,905,814

Internet — 22.5%
Alibaba Group Holding Ltd. ADR*	51,337	4,273,292
Amazon.com, Inc.*	32,300	12,018,830
Baidu, Inc. ADR*	22,800	4,751,520
Ctrip.com International Ltd. ADR*	5,800	339,996
Facebook, Inc., Class A*	86,100	7,078,711
Google, Inc., Class A*	14,100	7,821,270
Google, Inc., Class C*	14,800	8,110,400
LinkedIn Corp., Class A*	9,300	2,323,698
NAVER Corp.	1,130	681,733
Netflix, Inc.*	5,400	2,250,126
Pandora Media, Inc.*	25,300	410,113
Tencent Holdings Ltd.	125,600	2,385,134
The Priceline Group, Inc.*	7,650	8,905,747
Twitter, Inc.*	39,900	1,998,192
Vipshop Holdings Ltd. ADR*	108,500	3,194,240

		66,543,002

Lodging — 2.6%
Las Vegas Sands Corp.	27,200	1,497,088
MGM Resorts International*	131,890	2,773,647
Wynn Macau Ltd.	493,200	1,065,866
Wynn Resorts Ltd.	19,600	2,467,248

		7,803,849

Machinery — Diversified — 2.4%
Flowserve Corp.	28,300	1,598,667
Roper Industries, Inc.	19,000	3,268,000
Wabtec Corp.	24,800	2,356,248

		7,222,915

Media — 1.5%
The Walt Disney Co.	40,800	4,279,512

Metal Fabricate/Hardware — 1.5%
Precision Castparts Corp.	20,300	4,263,000

Miscellaneous Manufacturing — 2.1%
Danaher Corp.	73,800	6,265,620

Oil & Gas — 2.3%
Concho Resources, Inc.*	3,500	405,720
Continental Resources, Inc.*	20,700	903,969
EOG Resources, Inc.	5,700	522,633
EQT Corp.	21,100	1,748,557
Pioneer Natural Resources Co.	11,200	1,831,312

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Range Resources Corp.	25,597	$1,332,068

		6,744,259

Pharmaceuticals — 7.9%
Actavis PLC*	23,013	6,849,129
McKesson Corp.	28,900	6,537,180
Pharmacyclics, Inc.*	14,100	3,608,895
Valeant Pharmaceuticals International, Inc.*	32,000	6,355,840

		23,351,044

Retail — 9.6%
AutoZone, Inc.*	4,900	3,342,584
CarMax, Inc.*	37,700	2,601,677
Chipotle Mexican Grill, Inc.*	1,000	650,540
Costco Wholesale Corp.	9,400	1,424,053
CVS Health Corp.	31,300	3,230,473
Lowe’s Cos., Inc.	53,700	3,994,743
Ross Stores, Inc.	15,800	1,664,688
Starbucks Corp.	32,100	3,039,870
The Home Depot, Inc.	26,900	3,056,109
Tractor Supply Co.	34,900	2,968,594
Walgreens Boots Alliance, Inc.	29,200	2,472,656

		28,445,987

Semiconductors — 0.4%
ASML Holding N.V.	11,400	1,151,742

Software — 3.9%
Fiserv, Inc.*	15,000	1,191,000
NetSuite, Inc.*	14,500	1,345,020
Red Hat, Inc.*	26,800	2,030,100
Salesforce.com, Inc.*	63,700	4,255,797
ServiceNow, Inc.*	19,600	1,544,088
Workday, Inc., Class A*	14,800	1,249,268

		11,615,273

Telecommunications — 1.4%
Crown Castle International Corp.	41,400	3,417,156
Palo Alto Networks, Inc.*	5,200	759,616

		4,176,772

Transportation — 1.1%
FedEx Corp.	12,900	2,134,305
J.B. Hunt Transport Services, Inc.	14,400	1,229,688

		3,363,993
TOTAL COMMON STOCKS (Cost $188,145,205)		284,464,922

PREFERRED STOCKS — 0.5%
Internet — 0.4%
Dropbox. Inc.^,~	24,940	476,384
Flipkart Ltd. Ordinary Shares~	566	64,395
Flipkart Ltd. Series A^,~	196	22,299
Flipkart Ltd. Series C^,~	341	39,130
Flipkart Ltd. Series E^,~	636	73,605
Flipkart Ltd. Series G^,~	2,888	345,867
Livingsocial, Series F, CONV^,~	15,066	3,917

		1,025,597

	Number of Shares	Value†

Lodging — 0.1%
Airbnb, Inc. Series D^,~	9,999	$407,090

TOTAL PREFERRED STOCKS (Cost $1,543,443)		1,432,687

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Diversified — 1.4%
American Tower Corp. (Cost $2,370,546)	45,400	4,274,410

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	790,804	790,804
T. Rowe Price Reserve Investment Fund	5,106,809	5,106,809

TOTAL SHORT-TERM INVESTMENTS (Cost $5,897,613)		5,897,613

TOTAL INVESTMENTS — 100.0% (Cost $197,956,807)(a)		$296,069,632

Other Assets & Liabilities — 0.0%		77,250

TOTAL NET ASSETS — 100.0%		$296,146,882

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $198,114,860. Net unrealized appreciation was $97,954,772. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $102,007,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,052,789.
~	Fair valued security. The total market value of fair valued securities at March 31, 2015 is $1,432,687.
^	Illiquid security. The total market value of illiquid securities at March 31, 2015 is $1,368,292.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CAP GROWTH FUND

Country Weightings as of 03/31/2015††
United States	89%
China	5
Canada	2
Ireland	2
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

LARGE GROWTH STOCK FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$5,177,760	$5,177,760	$—	$—
Airlines	8,061,818	8,061,818	—	—
Apparel	5,428,400	5,428,400	—	—
Auto Manufacturers	2,831,550	2,831,550	—	—
Auto Parts & Equipment	2,729,052	2,729,052	—	—
Banks	5,192,766	5,192,766	—	—
Biotechnology	29,343,915	29,343,915	—	—
Building Materials	978,600	978,600	—	—
Chemicals	5,631,607	5,631,607	—	—
Commercial Services	8,853,768	8,853,768	—	—
Computers	9,770,587	9,770,587	—	—
Cosmetics & Personal Care	1,189,188	1,189,188	—	—
Diversified Financial Services	13,557,416	13,557,416	—	—
Healthcare Products	3,585,713	3,585,713	—	—
Healthcare Services	6,905,814	6,905,814	—	—
Internet	66,543,002	63,476,135	3,066,867	—
Lodging	7,803,849	6,737,983	1,065,866	—
Machinery - Diversified	7,222,915	7,222,915	—	—
Media	4,279,512	4,279,512	—	—
Metal Fabricate/ Hardware	4,263,000	4,263,000	—	—
Miscellaneous Manufacturing	6,265,620	6,265,620	—	—
Oil & Gas	6,744,259	6,744,259	—	—
Pharmaceuticals	23,351,044	23,351,044	—	—
Retail	28,445,987	28,445,987	—	—
Semiconductors	1,151,742	1,151,742	—	—
Software	11,615,273	11,615,273	—	—
Telecommunications	4,176,772	4,176,772	—	—
Transportation	3,363,993	3,363,993	—	—
REAL ESTATE INVESTMENT TRUSTS
Diversified	4,274,410	4,274,410	—	—
PREFERRED STOCKS	1,432,687	—	—	1,432,687
SHORT-TERM INVESTMENTS	5,897,613	5,897,613	—	—

TOTAL INVESTMENTS	296,069,632	290,504,212	4,132,733	1,432,687

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2014	$1,233,258
Purchases	198,245
Change in Appreciation/(Depreciation)	1,184

Balance as of 3/31/2015	$1,432,687

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.6%
Advertising — 0.4%
Omnicom Group, Inc.	2,853	$222,477

Aerospace & Defense — 2.6%
United Technologies Corp.	13,212	1,548,446

Apparel — 5.6%
Burberry Group PLC	19,970	512,837
LVMH Moet Hennessy Louis Vuitton S.E.	7,490	1,318,108
NIKE, Inc., Class B	7,188	721,172
VF Corp.	9,570	720,717

		3,272,834

Auto Parts & Equipment — 0.9%
Johnson Controls, Inc.	10,531	531,184

Beverages — 2.6%
AMBEV S.A. ADR	63,398	365,173
PepsiCo, Inc.	3,113	297,665
Pernod Ricard S.A.	7,510	887,992

		1,550,830

Chemicals — 6.7%
Ecolab, Inc.	8,029	918,357
LyondellBasell Industries N.V., Class A	5,957	523,025
Monsanto Co.	8,693	978,310
Praxair, Inc.	7,027	848,440
The Sherwin-Williams Co.	2,295	652,927

		3,921,059

Commercial Services — 3.0%
Equifax, Inc.	10,919	1,015,467
MasterCard, Inc., Class A	8,618	744,509

		1,759,976

Computers — 8.4%
Accenture PLC, Class A	26,618	2,493,840
Apple, Inc.	4,635	576,733
Cognizant Technology Solutions Corp., Class A*	13,126	818,931
EMC Corp.	41,144	1,051,641

		4,941,145

Cosmetics & Personal Care — 5.3%
Colgate-Palmolive Co.	29,165	2,022,301
L’Oreal S.A.	2,725	501,918
The Procter & Gamble Co.	7,061	578,578

		3,102,797

Distribution & Wholesale — 2.2%
W.W. Grainger, Inc.	5,360	1,263,942

Diversified Financial Services — 7.8%
CME Group, Inc.	9,272	878,151
Franklin Resources, Inc.	21,255	1,090,807
The Charles Schwab Corp.	9,404	286,258
Visa, Inc., Class A	35,120	2,297,199

		4,552,415

Electronics — 6.7%
Amphenol Corp., Class A	8,438	497,251
Mettler-Toledo International, Inc.*	3,458	1,136,472

	Number of Shares	Value†

Electronics — (continued)
Thermo Fisher Scientific, Inc.	10,968	$1,473,441
Waters Corp.*	6,836	849,852

		3,957,016

Food — 1.6%
Danone S.A.	14,342	966,759

Healthcare Products — 3.0%
DENTSPLY International, Inc.	23,486	1,195,202
Patterson Cos., Inc.	5,821	284,007
St. Jude Medical, Inc.	4,591	300,251

		1,779,460

Household Products & Wares — 0.7%
Church & Dwight Co., Inc.	4,830	412,579

Internet — 5.0%
eBay, Inc.*	7,289	420,430
Google, Inc., Class A*	4,565	2,532,205

		2,952,635

Media — 5.9%
Discovery Communications, Inc., Class A*	15,083	463,953
The Walt Disney Co.	6,058	635,423
Time Warner, Inc.	12,513	1,056,598
Twenty-First Century Fox, Inc., Class A	39,031	1,320,809

		3,476,783

Metal Fabricate/Hardware — 0.8%
Precision Castparts Corp.	2,206	463,260

Miscellaneous Manufacturing — 4.7%
Colfax Corp.*	17,432	832,030
Danaher Corp.	22,348	1,897,345

		2,729,375

Oil & Gas Services — 2.7%
Schlumberger Ltd.	18,714	1,561,496

Pharmaceuticals — 7.0%
Abbott Laboratories	18,933	877,166
Express Scripts Holding Co.*	12,327	1,069,614
Johnson & Johnson	3,841	386,404
Mead Johnson Nutrition Co.	9,164	921,257
Zoetis, Inc.	17,956	831,183

		4,085,624

Retail — 4.9%
AutoZone, Inc.*	1,421	969,349
CVS Health Corp.	14,679	1,515,020
McDonald’s Corp.	3,896	379,626

		2,863,995

Semiconductors — 4.6%
Microchip Technology, Inc.	14,739	720,737
Sensata Technologies Holding N.V.	5,794	332,865
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	31,672	743,659
Texas Instruments, Inc.	15,279	873,730

		2,670,991

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 4.9%
Fidelity National Information Services, Inc.	18,326	$1,247,267
Oracle Corp.	37,626	1,623,562

		2,870,829

Transportation — 0.6%
Expeditors International of Washington, Inc.	7,662	369,155

TOTAL COMMON STOCKS (Cost $47,427,752)		57,827,062

SHORT-TERM INVESTMENTS — 0.9%
Commercial Paper — 0.2%
HSBC USA, Inc. 0.050%, 04/01/15	134	134,000

Money Market — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	426,494	426,494

TOTAL SHORT-TERM INVESTMENTS (Cost $560,494)		560,494

TOTAL INVESTMENTS — 99.5% (Cost $47,988,246)(a)		$58,387,556

Other Assets & Liabilities — 0.5%		268,668

TOTAL NET ASSETS — 100.0%		$58,656,224

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $48,020,078. Net unrealized appreciation was $10,367,478. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,824,550 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $457,072.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CAP GROWTH FUND

Country Weightings as of 03/31/2015 ††
United States	83%
France	9
Ireland	4
Brazil	1
Netherlands	1
Taiwan	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

LARGE CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$57,827,062	$53,639,448	$4,187,614	$—
SHORT-TERM INVESTMENTS	560,494	426,494	134,000	—

TOTAL INVESTMENTS	$58,387,556	$54,065,942	$4,321,614	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Aerospace & Defense — 0.8%
Northrop Grumman Corp.	5,910	$951,274

Airlines — 1.4%
Delta Air Lines, Inc.	38,200	1,717,472

Apparel — 3.9%
NIKE, Inc., Class B	21,430	2,150,072
Under Armour, Inc., Class A*	35,610	2,875,507

		5,025,579

Auto Parts & Equipment — 0.8%
Delphi Automotive PLC	12,490	995,953

Beverages — 2.0%
Constellation Brands, Inc., Class A*	21,980	2,554,296

Biotechnology — 8.7%
Biogen, Inc.*	7,840	3,310,362
Celgene Corp.*	22,840	2,632,995
Gilead Sciences, Inc.	15,537	1,524,646
Regeneron Pharmaceuticals, Inc.*	5,030	2,270,944
Vertex Pharmaceuticals, Inc.*	12,230	1,442,773

		11,181,720

Building Materials — 1.3%
Vulcan Materials Co.	20,150	1,698,645

Commercial Services — 3.1%
Alliance Data Systems Corp.*	5,410	1,602,713
McGraw Hill Financial, Inc.	23,370	2,416,458

		4,019,171

Computers — 7.9%
Apple, Inc.	75,465	9,390,110
Western Digital Corp.	8,020	729,900

		10,120,010

Diversified Financial Services — 7.3%
Affiliated Managers Group, Inc.*	7,877	1,691,822
IntercontinentalExchange Group, Inc.	8,920	2,080,768
Raymond James Financial, Inc.	31,710	1,800,494
Visa, Inc., Class A	57,720	3,775,465

		9,348,549

Electronics — 1.9%
TE Connectivity Ltd.	33,760	2,417,891

Healthcare Services — 0.8%
UnitedHealth Group, Inc.	8,210	971,161

Internet — 10.1%
Amazon.com, Inc.*	7,804	2,903,868
Facebook, Inc., Class A*	56,170	4,618,017
Google, Inc., Class A*	3,090	1,714,023
Google, Inc., Class C*	4,900	2,685,200
LinkedIn Corp., Class A*	4,180	1,044,415

		12,965,523

Leisure Time — 2.3%
Jarden Corp.*	31,660	1,674,814

	Number of Shares	Value†

Leisure Time — (continued)
Polaris Industries, Inc.	9,340	$1,317,874

		2,992,688

Lodging — 1.3%
Hilton Worldwide Holdings, Inc.*	56,910	1,685,674

Machinery — Diversified — 1.2%
Wabtec Corp.	16,080	1,527,761

Media — 4.6%
Liberty Global PLC, Series C	48,189	2,400,294
The Walt Disney Co.	18,220	1,911,096
Time Warner, Inc.	17,980	1,518,231

		5,829,621

Oil & Gas — 2.1%
Cheniere Energy, Inc.*	14,440	1,117,656
Pioneer Natural Resources Co.	9,800	1,602,398

		2,720,054

Pharmaceuticals — 11.2%
Bristol-Myers Squibb Co.	32,860	2,119,470
Cardinal Health, Inc.	20,790	1,876,713
Eli Lilly & Co.	13,720	996,758
Endo International PLC	24,940	2,237,118
McKesson Corp.	10,690	2,418,078
Perrigo Co. PLC	5,600	927,080
Shire PLC ADR	8,290	1,983,714
Zoetis, Inc.	39,160	1,812,717

		14,371,648

Real Estate — 1.6%
CBRE Group, Inc., Class A*	29,300	1,134,203
The Howard Hughes Corp.*	6,062	939,731

		2,073,934

Retail — 7.5%
Chipotle Mexican Grill, Inc.*	1,350	878,229
Lowe’s Cos., Inc.	22,370	1,664,104
Starbucks Corp.	11,730	1,110,831
The Home Depot, Inc.	24,250	2,755,042
The TJX Cos., Inc.	22,890	1,603,445
Williams-Sonoma, Inc.	19,910	1,587,026

		9,598,677

Semiconductors — 2.3%
Applied Materials, Inc.	85,460	1,927,978
Micron Technology, Inc.*	38,840	1,053,729

		2,981,707

Software — 5.0%
Akamai Technologies, Inc.*	24,240	1,722,131
Salesforce.com, Inc.*	24,645	1,646,533
ServiceNow, Inc.*	24,800	1,953,744
Workday, Inc., Class A*	13,340	1,126,029

		6,448,437

Telecommunications — 4.4%
Level 3 Communications, Inc.*	40,020	2,154,677
Palo Alto Networks, Inc.*	12,643	1,846,889

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
SBA Communications Corp., Class A*	13,640	$1,597,244

		5,598,810

Transportation — 3.6%
Old Dominion Freight Line, Inc.*	13,940	1,077,562
Union Pacific Corp.	31,920	3,457,255

		4,534,817

TOTAL COMMON STOCKS (Cost $91,324,383)		124,331,072

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,916,803)	3,916,803	3,916,803

TOTAL INVESTMENTS — 100.1% (Cost $95,241,186)(a)		$128,247,875

Other Assets & Liabilities — (0.1)%		(187,178)

TOTAL NET ASSETS — 100.0%		$128,060,697

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $95,339,760. Net unrealized appreciation was $32,908,115. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $33,613,771 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $705,656.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

LARGE CORE GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$124,331,072	$124,331,072	$—	$—
SHORT-TERM INVESTMENTS	3,916,803	3,916,803	—	—

TOTAL INVESTMENTS	$128,247,875	$128,247,875	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.7%
Advertising — 1.3%
Omnicom Group, Inc.	39,492	$3,079,586

Aerospace & Defense — 2.7%
Northrop Grumman Corp.	22,125	3,561,240
United Technologies Corp.	23,004	2,696,069

		6,257,309

Agriculture — 1.1%
Philip Morris International, Inc.	33,750	2,542,388

Apparel — 1.2%
Ralph Lauren Corp.	20,276	2,666,294

Auto Manufacturers — 1.3%
General Motors Co.	80,991	3,037,163

Banks — 13.0%
Bank of America Corp.	280,274	4,313,417
Citigroup, Inc.	83,293	4,291,255
Fifth Third Bancorp	191,292	3,605,854
JPMorgan Chase & Co.	99,022	5,998,753
State Street Corp.	51,717	3,802,751
The PNC Financial Services Group, Inc.	33,633	3,135,941
Wells Fargo & Co.	84,510	4,597,344

		29,745,315

Beverages — 1.2%
PepsiCo, Inc.	29,626	2,832,838

Building Materials — 1.5%
Vulcan Materials Co.	39,984	3,370,651

Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	46,736	3,340,222

Computers — 2.4%
Apple, Inc.	21,015	2,614,897
EMC Corp.	113,068	2,890,018

		5,504,915

Diversified Financial Services — 5.5%
Ameriprise Financial, Inc.	26,683	3,491,204
Discover Financial Services	63,890	3,600,201
FNF Group	84,355	3,100,890
Legg Mason, Inc.	44,009	2,429,297

		12,621,592

Diversified Operations — 2.5%
Eaton Corp. PLC	49,761	3,380,762
Pentair PLC	38,203	2,402,587

		5,783,349

Electric — 3.2%
Calpine Corp.*	102,178	2,336,811
NextEra Energy, Inc.	24,988	2,600,001
PG&E Corp.	45,187	2,398,074

		7,334,886

Electronics — 1.5%
Honeywell International, Inc.	32,013	3,339,276

	Number of Shares	Value†

Food — 1.3%
Mondelez International, Inc., Class A	81,024	$2,924,156

Healthcare Products — 1.6%
Medtronic PLC	47,957	3,740,167

Healthcare Services — 3.3%
HCA Holdings, Inc.*	31,642	2,380,428
UnitedHealth Group, Inc.	42,998	5,086,233

		7,466,661

Insurance — 5.4%
American International Group, Inc.	61,241	3,355,395
MetLife, Inc.	64,824	3,276,853
The Travelers Cos., Inc.	24,349	2,632,857
Unum Group	91,704	3,093,176

		12,358,281

Internet — 3.8%
AOL, Inc.*	52,238	2,069,147
Liberty Interactive Corp., Class A*	106,594	3,111,479
Symantec Corp.	145,925	3,409,538

		8,590,164

Media — 3.8%
Comcast Corp., Class A	63,363	3,578,108
Liberty Global PLC, Class A	48,868	2,515,236
Viacom, Inc., Class B	37,659	2,572,110

		8,665,454

Miscellaneous Manufacturing — 2.4%
Illinois Tool Works, Inc.	31,515	3,061,367
Ingersoll-Rand PLC	36,442	2,480,971

		5,542,338

Oil & Gas — 6.4%
Chevron Corp.	39,615	4,158,783
Hess Corp.	34,999	2,375,382
Marathon Oil Corp.	113,851	2,972,650
Royal Dutch Shell PLC ADR, Class A	48,662	2,902,688
Valero Energy Corp.	35,189	2,238,724

		14,648,227

Oil & Gas Services — 2.2%
Halliburton Co.	70,184	3,079,674
National Oilwell Varco, Inc.	39,843	1,991,751

		5,071,425

Packaging and Containers — 1.7%
Sealed Air Corp.	84,846	3,865,584

Pharmaceuticals — 11.5%
Actavis PLC	8,953	2,664,592
Eli Lilly & Co.	57,507	4,177,884
Express Scripts Holding Co.*	28,072	2,435,807
Merck & Co., Inc.	66,638	3,830,352
Pfizer, Inc.	163,983	5,704,969
Sanofi ADR	78,534	3,882,721
Teva Pharmaceutical Industries Ltd. ADR	56,288	3,506,742

		26,203,067

Retail — 3.4%
AutoNation, Inc.*	27,888	1,794,035

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
CVS Health Corp.	29,587	$3,053,674
Lowe’s Cos., Inc.	40,503	3,013,018

		7,860,727

Software — 2.0%
Microsoft Corp.	109,971	4,470,871

Telecommunications — 5.7%
Cisco Systems, Inc.	106,640	2,935,266
Knowles Corp.*	106,994	2,061,775
Motorola Solutions, Inc.	40,528	2,702,002
Verizon Communications, Inc.	61,940	3,012,142
Vodafone Group PLC- ADR	73,837	2,412,993

		13,124,178

Transportation — 1.3%
Norfolk Southern Corp.	30,015	3,089,144

TOTAL COMMON STOCKS (Cost $182,420,549)		219,076,228

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Diversified — 1.2%
Weyerhaeuser Co. (Cost $2,383,488)	79,839	2,646,663

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $4,129,820)	4,129,820	4,129,820

TOTAL INVESTMENTS — 98.7% (Cost $188,933,857)(a)		$225,852,711

Other Assets & Liabilities — 1.3%		2,987,743

TOTAL NET ASSETS — 100.0%		$228,840,454

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $189,288,288. Net unrealized appreciation/depreciation was $36,564,423. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $43,984,650 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,420,227.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CAP VALUE FUND

Country Weightings as of 03/31/2015††
United States	89%
Ireland	4
France	2
Israel	2
Netherlands	1
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

LARGE CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$219,076,228	$219,076,228	$—	$—
REAL ESTATE INVESTMENT TRUSTS	2,646,663	2,646,663	—	—
SHORT-TERM INVESTMENTS	4,129,820	4,129,820	—	—

TOTAL INVESTMENTS	$225,852,711	$225,852,711	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.3%
Aerospace & Defense — 2.4%
United Technologies Corp.	39,595	$4,640,534

Agriculture — 3.7%
Altria Group, Inc.	55,721	2,787,164
Reynolds American, Inc.	63,426	4,370,686

		7,157,850

Banks — 15.0%
Bank of America Corp.	231,688	3,565,678
Citigroup, Inc.	105,962	5,459,162
Credit Suisse Group AG ADR	77,290	2,081,420
JPMorgan Chase & Co.	115,891	7,020,677
KeyCorp.	195,859	2,773,364
The Goldman Sachs Group, Inc.	10,155	1,908,835
The PNC Financial Services Group, Inc.	36,774	3,428,808
Wells Fargo & Co.	54,925	2,987,920

		29,225,864

Chemicals — 3.1%
Monsanto Co.	28,756	3,236,200
PPG Industries, Inc.	8,273	1,865,893
Syngenta AG ADR	14,340	972,395

		6,074,488

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.*	22,123	4,751,578
Invesco Ltd.	70,735	2,807,472

		7,559,050

Electric — 4.3%
NextEra Energy, Inc.	45,109	4,693,592
PG&E Corp.	68,604	3,640,814

		8,334,406

Electronics — 2.0%
Thermo Fisher Scientific, Inc.	28,621	3,844,945

Food — 3.4%
General Mills, Inc.	64,393	3,644,644
The Kroger Co.	40,414	3,098,137

		6,742,781

Forest Products & Paper — 1.2%
International Paper Co.	40,970	2,273,425

Gas — 1.8%
Sempra Energy	32,516	3,544,894

Healthcare Products — 3.7%
Medtronic PLC	57,798	4,507,667
Stryker Corp.	30,753	2,836,964

		7,344,631

Insurance — 6.4%
ACE Ltd.	23,512	2,621,353
Aflac, Inc.	57,608	3,687,488
Prudential PLC ADR	39,394	1,964,973
XL Group PLC	114,141	4,200,389

		12,474,203

	Number of Shares	Value†

Internet — 1.9%
Google, Inc., Class C*	6,945	$3,805,860

Media — 3.6%
CBS Corp., Class B	83,681	5,073,579
The Walt Disney Co.	18,388	1,928,717

		7,002,296

Miscellaneous Manufacturing — 4.6%
General Electric Co.	288,495	7,157,561
Trinity Industries, Inc.	53,100	1,885,581

		9,043,142

Oil & Gas — 10.7%
Anadarko Petroleum Corp.	23,919	1,980,732
California Resources Corp.	0	2
Chevron Corp.	17,980	1,887,540
Devon Energy Corp.	46,065	2,778,180
Exxon Mobil Corp.	93,047	7,908,995
Occidental Petroleum Corp.	53,193	3,883,089
Phillips 66	30,526	2,399,344

		20,837,882

Pharmaceuticals — 8.7%
Eli Lilly & Co.	57,680	4,190,452
Merck & Co., Inc.	95,781	5,505,492
Pfizer, Inc.	56,688	1,972,176
Roche Holding Ltd. AG ADR	60,806	2,090,510
Teva Pharmaceutical Industries Ltd. ADR	50,671	3,156,803

		16,915,433

Retail — 3.6%
CVS Health Corp.	33,227	3,429,359
The Home Depot, Inc.	31,439	3,571,785

		7,001,144

Semiconductors — 1.6%
QUALCOMM, Inc.	46,215	3,204,548

Software — 4.9%
Microsoft Corp.	110,606	4,496,687
Oracle Corp.	73,737	3,181,752
SAP SE ADR	26,950	1,944,981

		9,623,420

Telecommunications — 2.1%
Verizon Communications, Inc.	82,824	4,027,731

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	46,493	3,404,217

TOTAL COMMON STOCKS (Cost $156,118,525)		184,082,744

REAL ESTATE INVESTMENT TRUSTS — 4.2%
Apartments — 1.6%
Equity Residential	41,016	3,193,506

Regional Malls — 1.1%
Simon Property Group, Inc.	10,992	2,150,475

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — 1.5%
Public Storage	14,514	$2,861,290

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,374,302)		8,205,271

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,567,341)	3,567,341	3,567,341

TOTAL INVESTMENTS — 100.3% (Cost $166,060,168)(a)		$195,855,356

Other Assets & Liabilities — (0.3)%		(613,163)

TOTAL NET ASSETS — 100.0%		$195,242,193

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $166,276,922. Net unrealized appreciation was $29,578,434. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,923,281 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,344,847.
ADR —	American Depository Receipt.
PLC —	Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

LARGE CORE VALUE FUND

Country Weightings as of 03/31/2015††
United States	90%
Switzerland	4
Bermuda	2
Israel	2
Germany	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

LARGE CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$184,082,744	$184,082,744	$—	$—
REAL ESTATE INVESTMENT TRUSTS	8,205,271	8,205,271	—	—
SHORT-TERM INVESTMENTS	3,567,341	3,567,341	—	—

TOTAL INVESTMENTS	$195,855,356	$195,855,356	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 95.8%
Advertising — 0.1%
Omnicom Group, Inc.	5,767	$449,711
The Interpublic Group of Cos., Inc.	10,134	224,164

		673,875

Aerospace & Defense — 2.1%
General Dynamics Corp.	7,497	1,017,568
L-3 Communications Holdings, Inc.	2,100	264,159
Lockheed Martin Corp.	6,337	1,286,157
Northrop Grumman Corp.	4,892	787,416
Raytheon Co.	7,376	805,828
Rockwell Collins, Inc.	3,245	313,305
The Boeing Co.	15,821	2,374,416
United Technologies Corp.	19,642	2,302,042

		9,150,891

Agriculture — 1.5%
Altria Group, Inc.	46,678	2,334,833
Archer-Daniels-Midland Co.	15,399	729,913
Lorillard, Inc.	8,509	556,063
Philip Morris International, Inc.	36,988	2,786,306
Reynolds American, Inc.	7,202	496,290

		6,903,405

Airlines — 0.6%
American Airlines Group, Inc.	17,000	897,260
Delta Air Lines, Inc.	19,800	890,208
Southwest Airlines Co.	15,917	705,123

		2,492,591

Apparel — 0.8%
Coach, Inc.	6,277	260,056
Hanesbrands, Inc.	9,500	318,345
Michael Kors Holdings Ltd.*	4,900	322,175
NIKE, Inc., Class B	16,446	1,650,027
Ralph Lauren Corp.	1,428	187,782
Under Armour, Inc., Class A*	3,900	314,925
VF Corp.	8,132	612,421

		3,665,731

Auto Manufacturers — 0.7%
Ford Motor Co.	94,267	1,521,470
General Motors Co.	32,200	1,207,500
PACCAR, Inc.	8,544	539,468

		3,268,438

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	5,400	326,592
Delphi Automotive PLC	7,200	574,128
Johnson Controls, Inc.	15,711	792,463
The Goodyear Tire & Rubber Co.	6,906	187,014

		1,880,197

Banks — 7.1%
Bank of America Corp.	249,735	3,843,422
BB&T Corp.	17,099	666,690
Capital One Financial Corp.	13,241	1,043,656
Citigroup, Inc.	71,881	3,703,309
Comerica, Inc.	4,344	196,045
Fifth Third Bancorp	19,446	366,557
Huntington Bancshares, Inc.	19,965	220,613
JPMorgan Chase & Co.	88,964	5,389,439

	Number of Shares	Value†

Banks — (continued)
KeyCorp.	20,699	$293,098
M&T Bank Corp.	3,108	394,716
Morgan Stanley	36,463	1,301,364
Northern Trust Corp.	5,247	365,454
Regions Financial Corp.	32,894	310,848
State Street Corp.	9,947	731,403
SunTrust Banks, Inc.	12,388	509,023
The Bank of New York Mellon Corp.	26,680	1,073,603
The Goldman Sachs Group, Inc.	9,643	1,812,595
The PNC Financial Services Group, Inc.	12,583	1,173,239
U.S. Bancorp	42,656	1,862,787
Wells Fargo & Co.	112,237	6,105,693
Zions Bancorporation	4,804	129,708

		31,493,262

Beverages — 2.2%
Brown-Forman Corp., Class B	3,793	342,698
Coca-Cola Enterprises, Inc.	5,428	239,918
Constellation Brands, Inc., Class A*	3,923	455,892
Dr. Pepper Snapple Group, Inc.	4,500	353,160
Keurig Green Mountain, Inc.	2,900	324,017
Molson Coors Brewing Co., Class B	3,938	293,184
Monster Beverage Corp.*	3,500	484,382
PepsiCo, Inc.	35,661	3,409,905
The Coca-Cola Co.	93,270	3,782,098

		9,685,254

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	4,700	814,510
Amgen, Inc.	18,145	2,900,478
Biogen, Inc.*	5,633	2,378,478
Celgene Corp.*	18,856	2,173,720
Gilead Sciences, Inc.	35,698	3,503,045
Regeneron Pharmaceuticals, Inc.*	1,800	812,664
Vertex Pharmaceuticals, Inc.*	5,700	672,429

		13,255,324

Building Materials — 0.2%
Martin Marietta Materials, Inc.	1,500	209,700
Masco Corp.	8,277	220,996
Vulcan Materials Co.	3,041	256,356

		687,052

Chemicals — 2.3%
Air Products & Chemicals, Inc.	4,521	683,937
Airgas, Inc.	1,600	169,776
CF Industries Holdings, Inc.	1,200	340,416
E.I. du Pont de Nemours & Co.	21,323	1,523,955
Eastman Chemical Co.	3,682	255,015
Ecolab, Inc.	6,333	724,369
FMC Corp.	3,100	177,475
International Flavors & Fragrances, Inc.	1,875	220,125
LyondellBasell Industries N.V., Class A	9,900	869,220
Monsanto Co.	11,537	1,298,374
PPG Industries, Inc.	3,310	746,537
Praxair, Inc.	6,926	836,245
Sigma-Aldrich Corp.	2,722	376,317
The Dow Chemical Co.	26,379	1,265,664
The Mosaic Co.	7,600	350,056

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co.	1,934	$550,223

		10,387,704

Coal — 0.0%
CONSOL Energy, Inc.	5,776	161,093

Commercial Services — 1.6%
Allegion PLC	2,266	138,611
Alliance Data Systems Corp.*	1,500	444,375
Automatic Data Processing, Inc.	11,443	979,978
Cintas Corp.	2,455	200,402
Equifax, Inc.	2,834	263,562
H&R Block, Inc.	6,666	213,779
MasterCard, Inc., Class A	23,300	2,012,887
McGraw Hill Financial, Inc.	6,486	670,652
Moody’s Corp.	4,473	464,297
Paychex, Inc.	7,775	385,757
Quanta Services, Inc.*	4,900	139,797
Robert Half International, Inc.	3,207	194,088
The ADT Corp.	4,134	171,644
The Western Union Co.	12,378	257,586
Total System Services, Inc.	3,977	151,723
Tyco International PLC	10,000	430,600
United Rentals, Inc.*	2,300	209,668

		7,329,406

Computers — 6.2%
Accenture PLC, Class A	15,000	1,405,350
Apple, Inc.	138,782	17,268,644
Cognizant Technology Solutions Corp., Class A*	14,504	904,905
Computer Sciences Corp.	3,357	219,145
EMC Corp.	48,248	1,233,219
Hewlett-Packard Co.	43,983	1,370,510
International Business Machines Corp.	21,758	3,492,159
NetApp, Inc.	7,421	263,149
SanDisk Corp.	5,297	336,995
Seagate Technology PLC	7,700	400,631
Teradata Corp.*	3,516	155,196
Western Digital Corp.	5,100	464,151

		27,514,054

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	20,270	1,405,522
The Estee Lauder Cos., Inc., Class A	5,374	446,902
The Procter & Gamble Co.	64,294	5,268,250

		7,120,674

Distribution & Wholesale — 0.2%
Fastenal Co.	6,700	277,615
Fossil Group, Inc.*	1,100	90,695
Genuine Parts Co.	3,605	335,950
W.W. Grainger, Inc.	1,472	347,112

		1,051,372

Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.*	1,300	279,214
American Express Co.	20,980	1,638,958
Ameriprise Financial, Inc.	4,446	581,715
BlackRock, Inc.	2,999	1,097,154

	Number of Shares	Value†

Diversified Financial Services — (continued)
CME Group, Inc.	7,560	$716,008
Discover Financial Services	10,578	596,070
E*TRADE Financial Corp.*	6,481	185,065
Franklin Resources, Inc.	9,156	469,886
IntercontinentalExchange Group, Inc.	2,670	622,831
Invesco Ltd.	10,367	411,466
Legg Mason, Inc.	2,261	124,807
Navient Corp.	9,734	197,892
T. Rowe Price Group, Inc.	6,281	508,635
The Charles Schwab Corp.	26,969	820,936
The NASDAQ OMX Group, Inc.	2,800	142,632
Visa, Inc., Class A	46,256	3,025,605

		11,418,874

Diversified Operations — 0.3%
Eaton Corp. PLC	11,306	768,130
Leucadia National Corp.	7,260	161,825
Pentair PLC	4,519	284,200

		1,214,155

Electric — 2.7%
AES Corp.	16,344	210,020
Ameren Corp.	5,798	244,676
American Electric Power Co., Inc.	11,757	661,331
CMS Energy Corp.	6,707	234,141
Consolidated Edison, Inc.	6,834	416,874
Dominion Resources, Inc.	13,909	985,731
DTE Energy Co.	4,092	330,184
Duke Energy Corp.	16,859	1,294,434
Edison International	7,674	479,395
Entergy Corp.	4,147	321,351
Eversource Energy	7,517	379,759
Exelon Corp.	20,310	682,619
FirstEnergy Corp.	9,956	349,057
Integrys Energy Group, Inc.	1,995	143,680
NextEra Energy, Inc.	10,285	1,070,154
NRG Energy, Inc.	7,800	196,482
Pepco Holdings, Inc.	5,540	148,638
PG&E Corp.	11,350	602,345
Pinnacle West Capital Corp.	2,569	163,774
PPL Corp.	15,998	538,493
Public Service Enterprise Group, Inc.	11,749	492,518
SCANA Corp.	3,400	186,966
TECO Energy, Inc.	5,923	114,906
The Southern Co.	21,111	934,795
Wisconsin Energy Corp.	5,200	257,400
Xcel Energy, Inc.	11,630	404,840

		11,844,563

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,800	304,732
Emerson Electric Co.	16,376	927,209

		1,231,941

Electronics — 1.2%
Agilent Technologies, Inc.	7,845	325,960
Amphenol Corp., Class A	7,400	436,082
FLIR Systems, Inc.	3,600	112,608
Garmin Ltd.	2,800	133,056

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Honeywell International, Inc.	18,508	$1,930,569
PerkinElmer, Inc.	2,516	128,668
TE Connectivity Ltd.	9,600	687,552
Thermo Fisher Scientific, Inc.	9,482	1,273,812
Waters Corp.*	1,958	243,419

		5,271,726

Engineering & Construction — 0.1%
Fluor Corp.	3,870	221,209
Jacobs Engineering Group, Inc.*	2,983	134,712

		355,921

Environmental Control — 0.2%
Republic Services, Inc.	5,814	235,816
Stericycle, Inc.*	2,000	280,860
Waste Management, Inc.	10,200	553,146

		1,069,822

Food — 1.7%
Campbell Soup Co.	4,516	210,220
ConAgra Foods, Inc.	9,902	361,720
General Mills, Inc.	14,510	821,266
Hormel Foods Corp.	3,100	176,235
Kellogg Co.	6,066	400,053
Kraft Foods Group, Inc.	14,054	1,224,314
McCormick & Co., Inc.	3,208	247,369
Mondelez International, Inc., Class A	39,863	1,438,655
Sysco Corp.	14,252	537,728
The Hershey Co.	3,487	351,873
The J.M. Smucker Co.	2,534	293,260
The Kroger Co.	11,445	877,374
Tyson Foods, Inc., Class A	6,649	254,657
Whole Foods Market, Inc.	8,386	436,743

		7,631,467

Forest Products & Paper — 0.2%
International Paper Co.	9,967	553,069
MeadWestvaco Corp.	3,999	199,430

		752,499

Gas — 0.3%
AGL Resources, Inc.	2,600	129,090
CenterPoint Energy, Inc.	10,322	210,672
NiSource, Inc.	7,365	325,238
Sempra Energy	5,398	588,490

		1,253,490

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	195,296
Stanley Black & Decker, Inc.	3,640	347,110

		542,406

Healthcare Products — 1.9%
Baxter International, Inc.	12,875	881,938
Becton Dickinson & Co.	4,835	694,259
Boston Scientific Corp.*	31,948	567,077
C.R. Bard, Inc.	1,842	308,259
DENTSPLY International, Inc.	3,200	162,848
Edwards Lifesciences Corp.*	2,500	356,150
Henry Schein, Inc.*	2,000	279,240
Hospira, Inc.*	3,912	343,630

	Number of Shares	Value†

Healthcare Products — (continued)
Intuitive Surgical, Inc.*	907	$458,062
Medtronic PLC	33,697	2,628,029
Patterson Cos., Inc.	1,974	96,311
St. Jude Medical, Inc.	6,830	446,682
Stryker Corp.	6,981	643,997
Varian Medical Systems, Inc.*	2,357	221,770
Zimmer Holdings, Inc.	4,029	473,488

		8,561,740

Healthcare Services — 1.8%
Aetna, Inc.	8,193	872,800
Anthem, Inc.	6,495	1,002,893
Cigna Corp.	6,294	814,695
DaVita HealthCare Partners, Inc.*	3,998	324,958
HCA Holdings, Inc.*	7,200	541,656
Humana, Inc.	3,710	660,454
Laboratory Corp. of America Holdings*	2,377	299,716
Quest Diagnostics, Inc.	3,387	260,291
Tenet Healthcare Corp.*	2,343	116,002
UnitedHealth Group, Inc.	22,841	2,701,862
Universal Health Services, Inc., Class B	2,200	258,962

		7,854,289

Home Builders — 0.1%
D.R. Horton, Inc.	8,276	235,700
Lennar Corp., Class A	4,036	209,105
PulteGroup, Inc.	8,034	178,596

		623,401

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,738	232,249
Whirlpool Corp.	1,869	377,650

		609,899

Household Products & Wares — 0.3%
Avery Dennison Corp.	2,183	115,502
Kimberly-Clark Corp.	8,787	941,176
The Clorox Co.	2,997	330,839

		1,387,517

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,317	246,805

Insurance — 4.1%
ACE Ltd.	7,900	880,771
Aflac, Inc.	10,700	684,907
American International Group, Inc.	33,385	1,829,164
Aon PLC	6,844	657,845
Assurant, Inc.	1,673	102,739
Berkshire Hathaway, Inc., Class B*	43,250	6,241,840
Cincinnati Financial Corp.	3,692	196,710
Genworth Financial, Inc., Class A*	11,369	83,107
Lincoln National Corp.	6,173	354,701
Loews Corp.	7,125	290,914
Marsh & McLennan Cos., Inc.	12,909	724,066
MetLife, Inc.	27,185	1,374,202
Principal Financial Group, Inc.	6,465	332,107
Prudential Financial, Inc.	10,730	861,726
The Allstate Corp.	9,976	709,992
The Chubb Corp.	5,651	571,316

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Hartford Financial Services Group, Inc.	10,057	$420,584
The Progressive Corp.	12,956	352,403
The Travelers Cos., Inc.	7,931	857,579
Torchmark Corp.	3,052	167,616
Unum Group	6,076	204,943
XL Group PLC	6,149	226,283

		18,125,515

Internet — 4.7%
Amazon.com, Inc.*	8,975	3,339,598
eBay, Inc.*	26,728	1,541,671
Equinix, Inc.	1,300	302,705
Expedia, Inc.	2,394	225,347
F5 Networks, Inc.*	1,800	206,892
Facebook, Inc., Class A*	49,600	4,077,864
Google, Inc., Class A*	6,825	3,785,827
Google, Inc., Class C*	6,825	3,740,100
Netflix, Inc.*	1,400	583,366
Symantec Corp.	16,638	388,747
The Priceline Group, Inc.*	1,227	1,428,412
TripAdvisor, Inc.*	2,594	215,743
VeriSign, Inc.*	2,609	174,725
Yahoo!, Inc.*	20,817	925,003

		20,936,000

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	2,278	68,363
Nucor Corp.	7,735	367,644

		436,007

Leisure Time — 0.3%
Carnival Corp.	10,945	523,609
Harley-Davidson, Inc.	5,228	317,549
Royal Caribbean Cruises Ltd.	4,000	327,400

		1,168,558

Lodging — 0.3%
Marriott International, Inc., Class A	5,185	416,459
Starwood Hotels & Resorts Worldwide, Inc.	4,252	355,042
Wyndham Worldwide Corp.	2,860	258,744
Wynn Resorts Ltd.	1,930	242,949

		1,273,194

Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	14,328	1,146,670
Joy Global, Inc.	2,300	90,114

		1,236,784

Machinery — Diversified — 0.5%
Cummins, Inc.	3,974	550,956
Deere & Co.	8,432	739,402
Flowserve Corp.	3,300	186,417
Rockwell Automation, Inc.	3,271	379,403
Roper Industries, Inc.	2,400	412,800
Xylem, Inc.	4,154	145,473

		2,414,451

Media — 3.4%
Cablevision Systems Corp., Class A	5,000	91,500
CBS Corp., Class B	11,354	688,393
Comcast Corp., Class A	60,934	3,440,943

	Number of Shares	Value†

Media — (continued)
DIRECTV*	11,919	$1,014,307
Discovery Communications, Inc., Class A*	3,500	107,660
Discovery Communications, Inc., Class C*	6,500	191,588
Gannett Co., Inc.	5,374	199,268
News Corp., Class A*	12,215	195,562
Nielsen Holdings NV	7,400	329,818
Scripps Networks Interactive, Inc., Class A	2,556	175,239
The Walt Disney Co.	37,176	3,899,391
Time Warner Cable, Inc.	6,596	988,608
Time Warner, Inc.	20,004	1,689,138
Twenty-First Century Fox, Inc., Class A	44,160	1,494,374
Viacom, Inc., Class B	8,781	599,742

		15,105,531

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	3,425	719,250

Mining — 0.2%
Alcoa, Inc.	28,348	366,256
Freeport-McMoRan, Inc.	24,496	464,199
Newmont Mining Corp.	12,383	268,835

		1,099,290

Miscellaneous Manufacturing — 2.8%
3M Co.	15,180	2,503,941
Danaher Corp.	14,368	1,219,843
Dover Corp.	3,805	263,002
General Electric Co.	239,925	5,952,539
Illinois Tool Works, Inc.	8,619	837,250
Ingersoll-Rand PLC	6,500	442,520
Leggett & Platt, Inc.	3,354	154,586
Pall Corp.	2,645	265,531
Parker Hannifin Corp.	3,581	425,351
Textron, Inc.	6,576	291,514

		12,356,077

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,161	120,354
Xerox Corp.	25,455	327,097

		447,451

Oil & Gas — 5.9%
Anadarko Petroleum Corp.	11,959	990,325
Apache Corp.	9,023	544,357
Cabot Oil & Gas Corp.	10,088	297,899
Chesapeake Energy Corp.	12,410	175,726
Chevron Corp.	44,770	4,699,955
Cimarex Energy Co.	2,100	241,689
ConocoPhillips	29,280	1,822,973
Devon Energy Corp.	9,229	556,601
Diamond Offshore Drilling, Inc.	1,600	42,864
Ensco PLC, ADR, Class A	5,800	122,206
EOG Resources, Inc.	12,916	1,184,268
EQT Corp.	3,600	298,332
Exxon Mobil Corp.	99,665	8,471,525
Helmerich & Payne, Inc.	2,700	183,789
Hess Corp.	6,097	413,803
Marathon Oil Corp.	15,951	416,481
Marathon Petroleum Corp.	6,725	688,573

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Murphy Oil Corp.	3,917	$182,532
Newfield Exploration Co.*	2,900	101,761
Noble Energy, Inc.	8,538	417,508
Occidental Petroleum Corp.	18,458	1,347,434
Phillips 66	13,140	1,032,804
Pioneer Natural Resources Co.	3,600	588,636
QEP Resources, Inc.	3,690	76,936
Range Resources Corp.	3,923	204,153
Southwestern Energy Co.*	8,490	196,883
Tesoro Corp.	3,094	282,451
Valero Energy Corp.	12,340	785,071

		26,367,535

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	10,228	650,296
Cameron International Corp.*	4,770	215,222
FMC Technologies, Inc.*	5,700	210,957
Halliburton Co.	20,269	889,404
National Oilwell Varco, Inc.	10,123	506,049
Noble Corp. PLC	6,400	91,392
Schlumberger Ltd.	30,659	2,558,187
Transocean Ltd.	8,300	121,761

		5,243,268

Packaging and Containers — 0.1%
Ball Corp.	3,226	227,885
Owens-Illinois, Inc.*	4,000	93,280
Sealed Air Corp.	5,033	229,303

		550,468

Pharmaceuticals — 7.5%
Abbott Laboratories	35,896	1,663,062
AbbVie, Inc.	37,896	2,218,432
Actavis PLC	9,313	2,771,736
AmerisourceBergen Corp.	5,000	568,350
Bristol-Myers Squibb Co.	39,497	2,547,556
Cardinal Health, Inc.	7,882	711,508
Eli Lilly & Co.	23,254	1,689,403
Endo International PLC	4,200	376,740
Express Scripts Holding Co.*	17,464	1,515,351
Johnson & Johnson	66,541	6,694,025
Mallinckrodt PLC*	2,700	341,955
McKesson Corp.	5,525	1,249,755
Mead Johnson Nutrition Co.	4,768	479,327
Merck & Co., Inc.	67,813	3,897,891
Mylan NV*	9,056	537,474
Perrigo Co. PLC	3,400	562,870
Pfizer, Inc.	145,605	5,065,598
Zoetis, Inc.	12,107	560,433

		33,451,466

Pipelines — 0.7%
Kinder Morgan, Inc.	40,236	1,692,326
ONEOK, Inc.	4,800	231,552
Spectra Energy Corp.	15,784	570,908
The Williams Cos., Inc.	16,034	811,160

		3,305,946

	Number of Shares	Value†

Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,401	$247,783

Retail — 6.6%
AutoNation, Inc.*	1,719	110,583
AutoZone, Inc.*	741	505,481
Bed Bath & Beyond, Inc.*	4,466	342,877
Best Buy Co., Inc.	7,168	270,879
CarMax, Inc.*	5,300	365,753
Chipotle Mexican Grill, Inc.*	700	455,378
Costco Wholesale Corp.	10,377	1,572,064
CVS Health Corp.	27,067	2,793,585
Darden Restaurants, Inc.	2,940	203,860
Dollar General Corp.	7,000	527,660
Dollar Tree, Inc.*	4,900	397,610
Family Dollar Stores, Inc.	2,233	176,943
GameStop Corp., Class A	2,664	101,125
Kohl’s Corp.	5,001	391,328
L Brands, Inc.	5,760	543,110
Lowe’s Cos., Inc.	22,940	1,706,507
Macy’s, Inc.	8,227	534,015
McDonald’s Corp.	22,978	2,238,976
Nordstrom, Inc.	3,337	268,028
O’Reilly Automotive, Inc.*	2,400	518,976
PVH Corp.	1,900	202,464
Ross Stores, Inc.	4,900	516,264
Staples, Inc.	15,637	254,648
Starbucks Corp.	17,844	1,689,827
Target Corp.	15,132	1,241,883
The Gap, Inc.	6,182	267,866
The Home Depot, Inc.	31,304	3,556,447
The TJX Cos., Inc.	16,518	1,157,086
Tiffany & Co.	2,764	243,260
Tractor Supply Co.	3,300	280,698
Urban Outfitters, Inc.*	2,500	114,125
Wal-Mart Stores, Inc.	37,347	3,071,791
Walgreens Boots Alliance, Inc.	20,779	1,759,566
Yum! Brands, Inc.	10,369	816,248

		29,196,911

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,257	117,973
People’s United Financial, Inc.	7,700	117,040

		235,013

Semiconductors — 3.0%
Altera Corp.	7,265	311,741
Analog Devices, Inc.	7,376	464,688
Applied Materials, Inc.	29,321	661,482
Avago Technologies Ltd.	6,000	761,880
Broadcom Corp., Class A	12,908	558,852
First Solar, Inc.*	1,800	107,622
Intel Corp.	112,475	3,517,093
KLA-Tencor Corp.	3,827	223,076
Lam Research Corp.	3,859	271,037
Linear Technology Corp.	5,541	259,319
Microchip Technology, Inc.	5,018	245,380
Micron Technology, Inc.*	25,686	696,861
NVIDIA Corp.	11,754	245,952

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
QUALCOMM, Inc.	39,299	$2,724,993
Skyworks Solutions, Inc.	4,500	442,305
Texas Instruments, Inc.	25,093	1,434,943
Xilinx, Inc.	6,364	269,197

		13,196,421

Software — 3.8%
Adobe Systems, Inc.*	11,305	835,892
Akamai Technologies, Inc.*	4,160	295,547
Autodesk, Inc.*	5,281	309,678
CA, Inc.	7,639	249,108
Cerner Corp.*	7,000	512,820
Citrix Systems, Inc.*	3,791	242,131
Electronic Arts, Inc.*	7,430	436,995
Fidelity National Information Services, Inc.	6,659	453,212
Fiserv, Inc.*	5,814	461,632
Intuit, Inc.	6,692	648,856
Microsoft Corp.	195,515	7,948,662
Oracle Corp.	76,517	3,301,709
Red Hat, Inc.*	4,600	348,450
Salesforce.com, Inc.*	13,800	921,978
The Dun & Bradstreet Corp.	900	115,524

		17,082,194

Telecommunications — 3.4%
AT&T, Inc.	123,443	4,030,414
CenturyLink, Inc.	13,326	460,413
Cisco Systems, Inc.	121,780	3,351,995
Corning, Inc.	30,515	692,080
Crown Castle International Corp.	8,000	660,320
Frontier Communications Corp.	25,072	176,758
Harris Corp.	2,600	204,776
Juniper Networks, Inc.	9,171	207,081
Level 3 Communications, Inc.*	6,600	355,344
Motorola Solutions, Inc.	5,046	336,417
Verizon Communications, Inc.	98,376	4,784,025
Windstream Holdings, Inc.	13,351	98,797

		15,358,420

Textiles — 0.1%
Mohawk Industries, Inc.*	1,500	278,625

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	165,183
Mattel, Inc.	8,281	189,221

		354,404

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,439	251,804
CSX Corp.	23,366	773,882
Expeditors International of Washington, Inc.	4,573	220,327
FedEx Corp.	6,266	1,036,710
Kansas City Southern	2,700	275,616
Norfolk Southern Corp.	7,252	746,376
Ryder System, Inc.	1,125	106,751
Union Pacific Corp.	21,020	2,276,676

	Number of Shares	Value†

Transportation — (continued)
United Parcel Service, Inc., Class B	16,574	$1,606,683

		7,294,825

TOTAL COMMON STOCKS (Cost $247,656,780)		426,072,225

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Apartments — 0.4%
Apartment Investment & Management Co., Class A	3,662	144,136
AvalonBay Communities, Inc.	3,192	556,206
Equity Residential	8,592	668,973
Essex Property Trust, Inc.	1,500	344,850

		1,714,165

Diversified — 0.4%
American Tower Corp.	10,059	947,055
Plum Creek Timber Co., Inc.	4,047	175,842
Vornado Realty Trust	4,087	457,744
Weyerhaeuser Co.	12,626	418,552

		1,999,193

Healthcare — 0.3%
HCP, Inc.	10,840	468,397
Health Care REIT, Inc.	7,800	603,408
Ventas, Inc.	7,653	558,822

		1,630,627

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	17,676	356,702

Industrial — 0.1%
Prologis, Inc.	11,899	518,320

Office Property — 0.2%
Boston Properties, Inc.	3,642	511,628
SL Green Realty Corp.	2,300	295,274

		806,902

Regional Malls — 0.5%
General Growth Properties, Inc.	14,900	440,295
Simon Property Group, Inc.	7,328	1,433,650
The Macerich Co.	3,400	286,722

		2,160,667

Storage & Warehousing — 0.2%
Iron Mountain, Inc.	4,697	171,347
Public Storage	3,416	673,430

		844,777

Strip Centers — 0.1%
Kimco Realty Corp.	9,564	256,793

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,767,255)		10,288,146

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INDEX 500 FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.020%, 04/09/15¤	$250	$249,999
0.003%, 04/16/15¤	375	374,997

TOTAL U.S. TREASURY OBLIGATIONS (Cost $624,999)		624,996

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,571,060)	8,571,060	8,571,060

TOTAL INVESTMENTS — 100.2% (Cost $263,620,094)(a)		$445,556,427

Other Assets & Liabilities — (0.2)%		(883,286)

TOTAL NET ASSETS — 100.0%		$444,673,141

†	See Security Valuation Note.
*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $272,715,856. Net unrealized appreciation was $172,840,571. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $190,510,763 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $17,670,192.
ADR —	American Depository Receipt.
PLC —	Public Limited Company.
REIT —	Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

INDEX 500 FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
TOTAL COMMON STOCKS	426,072,225	426,072,225	—	—
TOTAL REAL ESTATE INVESTMENT TRUSTS	10,288,146	10,288,146	—	—
U.S. TREASURY OBLIGATIONS	624,996	—	624,996	—
SHORT-TERM INVESTMENTS	8,571,060	8,571,060	—	—

TOTAL INVESTMENTS	445,556,427	444,931,431	624,996	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.2%
Apparel — 4.3%
Burberry Group PLC	57,729	$1,482,503
Carter’s, Inc.	21,696	2,006,229
Ralph Lauren Corp.	7,887	1,037,140
Under Armour, Inc., Class A*	13,292	1,073,329

		5,599,201

Banks — 8.1%
First Republic Bank	49,359	2,817,905
Northern Trust Corp.	57,254	3,987,741
Signature Bank*	22,124	2,866,828
UMB Financial Corp.	16,800	888,552

		10,561,026

Beverages — 1.0%
Brown-Forman Corp., Class B	13,970	1,262,189

Biotechnology — 6.0%
Alkermes PLC*	32,099	1,957,076
BioMarin Pharmaceutical, Inc.*	19,837	2,472,087
Incyte Corp.*	14,965	1,371,692
Medivation, Inc.*	15,457	1,995,035

		7,795,890

Building Materials — 2.1%
Fortune Brands Home & Security, Inc.	56,822	2,697,909

Chemicals — 1.0%
The Valspar Corp.	15,046	1,264,315

Commercial Services — 6.1%
Alliance Data Systems Corp.*	7,010	2,076,712
CoStar Group, Inc.*	10,642	2,105,307
Towers Watson & Co., Class A	12,646	1,671,612
Verisk Analytics, Inc., Class A*	30,800	2,199,120

		8,052,751

Computers — 2.4%
SanDisk Corp.	15,869	1,009,586
Teradata Corp.*	47,044	2,076,522

		3,086,108

Cosmetics & Personal Care — 1.1%
Coty, Inc., Class A*	57,265	1,389,822

Distribution & Wholesale — 1.9%
Fastenal Co.	60,487	2,506,279

Diversified Financial Services — 2.1%
CME Group, Inc.	18,333	1,736,318
Oaktree Capital Group LLC	18,928	977,821

		2,714,139

Electrical Components & Equipment — 0.2%
Generac Holdings, Inc.*	5,274	256,791

Electronics — 1.0%
Gentex Corp.	74,004	1,354,273

Environmental Control — 1.6%
Stericycle, Inc.*	14,685	2,062,215

	Number of Shares	Value†

Food — 3.1%
The Hain Celestial Group, Inc.*	43,349	$2,776,503
Whole Foods Market, Inc.	25,300	1,317,624

		4,094,127

Healthcare Products — 7.3%
Align Technology, Inc.*	30,589	1,645,229
Henry Schein, Inc.*	13,798	1,926,477
Intuitive Surgical, Inc.*	7,375	3,724,596
Varian Medical Systems, Inc.*	24,679	2,322,047

		9,618,349

Healthcare Services — 1.2%
Acadia Healthcare Co., Inc.*	21,376	1,530,522

Household Products & Wares — 1.1%
The Scotts Miracle-Gro Co., Class A	21,500	1,444,155

Internet — 6.0%
F5 Networks, Inc.*	14,547	1,672,032
GrubHub, Inc.*	40,476	1,837,205
Pandora Media, Inc.*	141,365	2,291,527
TripAdvisor, Inc.*	9,688	805,751
WebMD Health Corp.*	29,933	1,312,113

		7,918,628

Leisure Time — 1.0%
Polaris Industries, Inc.	9,220	1,300,942

Machinery—Construction & Mining — 1.0%
Joy Global, Inc.	32,114	1,258,227

Machinery—Diversified — 1.5%
Flowserve Corp.	35,816	2,023,246

Miscellaneous Manufacturing — 0.8%
Polypore International, Inc.*	17,945	1,056,961

Oil & Gas — 6.0%
Cabot Oil & Gas Corp.	60,525	1,787,303
Cimarex Energy Co.	9,166	1,054,915
Continental Resources, Inc.*	42,067	1,837,066
Noble Energy, Inc.	24,315	1,189,004
Oasis Petroleum, Inc.*	52,242	742,881
Southwestern Energy Co.*	56,176	1,302,721

		7,913,890

Oil & Gas Services — 0.7%
Dril-Quip, Inc.*	13,895	950,279

Pharmaceuticals — 5.1%
ACADIA Pharmaceuticals, Inc.*	29,352	956,582
Mead Johnson Nutrition Co.	31,001	3,116,531
Zoetis, Inc.	55,715	2,579,047

		6,652,160

Retail — 12.0%
DSW, Inc., Class A	41,803	1,541,695
Dunkin’ Brands Group, Inc.	52,372	2,490,812
Kate Spade & Co.*	31,763	1,060,566
Nordstrom, Inc.	24,022	1,929,447
Ross Stores, Inc.	18,739	1,974,341

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Tiffany & Co.	15,892	$1,398,655
Ulta Salon Cosmetics & Fragrance, Inc.*	17,362	2,619,058
Urban Outfitters, Inc.*	58,825	2,685,361

		15,699,935

Semiconductors — 2.5%
Microchip Technology, Inc.	66,252	3,239,723

Software — 6.9%
ANSYS, Inc.*	18,800	1,657,972
Cerner Corp.*	21,666	1,587,251
Electronic Arts, Inc.*	68,400	4,022,946
ServiceNow, Inc.*	22,224	1,750,807

		9,018,976

Toys, Games & Hobbies — 1.2%
Mattel, Inc.	69,097	1,578,866

Transportation — 2.9%
Expeditors International of Washington, Inc.	64,427	3,104,093
J.B. Hunt Transport Services, Inc.	7,758	662,494

		3,766,587

TOTAL COMMON STOCKS (Cost $116,305,512)		129,668,481

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,696,737)	1,696,737	1,696,737

TOTAL INVESTMENTS — 100.5% (Cost $118,002,249)(a)		$131,365,218

Other Assets & Liabilities — (0.5)%		(593,421)

TOTAL NET ASSETS — 100.0%		$130,771,797

WRITTEN OPTIONS — 0.0%
Call Option — 0.0%
Dril-Quip, Inc. US, $70 04/17/15	(72)	(5,400)

Put Options — 0.0%
Acadia Pharmaceuticals, Inc. US, $28 05/15/15	(137)	(10,001)
Pacira Pharmaceuticals, Inc. US, $85 05/15/15	(74)	(29,600)

		(39,601)

TOTAL WRITTEN OPTIONS (Cost $(67,019))		(45,001)

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $118,058,027. Net unrealized appreciation was $13,307,191. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,726,002 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,418,811.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

MID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$129,668,481	$128,185,978	$1,482,503	$—
SHORT-TERM INVESTMENTS	1,696,737	1,696,737	—	—
TOTAL INVESTMENTS	$131,365,218	$129,882,715	$1,482,503	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(45,001)	$(45,001)	$—	$—
Total Liabilities	$(45,001)	$(45,001)	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 88.3%
Aerospace & Defense — 5.0%
General Dynamics Corp.	29,350	$3,983,676
Spirit Aerosystems Holdings, Inc., Class A*	106,100	5,539,481

		9,523,157

Auto Parts & Equipment — 1.6%
Lear Corp.	20,200	2,238,564
TRW Automotive Holdings Corp.*	8,800	922,680

		3,161,244

Banks — 7.8%
BB&T Corp.	52,200	2,035,278
Comerica, Inc.	77,700	3,506,601
Huntington Bancshares, Inc.	268,100	2,962,505
M&T Bank Corp.	23,100	2,933,700
State Street Corp.	47,600	3,500,028

		14,938,112

Building Materials — 1.6%
Owens Corning	69,400	3,011,960

Chemicals — 2.9%
Ashland, Inc.	44,000	5,601,640

Commercial Services — 9.8%
Hertz Global Holdings, Inc.*	213,400	4,626,512
The ADT Corp.	183,000	7,598,160
The Western Union Co.	199,100	4,143,271
Tyco International PLC	58,300	2,510,398

		18,878,341

Computers — 3.4%
Cadence Design Systems, Inc.*	125,700	2,317,908
Teradata Corp.*	96,700	4,268,338

		6,586,246

Diversified Financial Services — 1.0%
AerCap Holdings N.V.*	45,700	1,994,805

Electric — 4.0%
AES Corp.	288,100	3,702,085
Edison International	64,800	4,048,056

		7,750,141

Electronics — 3.1%
Flextronics International Ltd.*	319,400	4,048,395
Itron, Inc.*	52,200	1,905,822

		5,954,217

Engineering & Construction — 1.1%
KBR, Inc.	140,700	2,037,336

Environmental Control — 2.2%
Covanta Holding Corp.	186,400	4,180,952

Gas — 1.7%
CenterPoint Energy, Inc.	160,000	3,265,600

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	24,700	1,974,024

	Number of Shares	Value†

Healthcare Products — 2.0%
Zimmer Holdings, Inc.	32,100	$3,772,392

Household Products & Wares — 1.1%
Avery Dennison Corp.	38,500	2,037,035

Machinery—Diversified — 1.1%
The Manitowoc Co., Inc.	93,400	2,013,704

Miscellaneous Manufacturing — 3.0%
Harsco Corp.	142,600	2,461,276
Valmont Industries, Inc.	26,900	3,305,472

		5,766,748

Oil & Gas — 5.5%
Cabot Oil & Gas Corp.	108,200	3,195,146
Devon Energy Corp.	66,600	4,016,646
Energy Transfer Partners, LP	46,075	2,568,681
Southwestern Energy Co.*	36,400	844,116

		10,624,589

Oil & Gas Services — 1.3%
Cameron International Corp.*	54,700	2,468,064

Pharmaceuticals — 2.8%
Cardinal Health, Inc.	25,400	2,292,858
Omnicare, Inc.	40,300	3,105,518

		5,398,376

Retail — 13.5%
Best Buy Co., Inc.	92,700	3,503,133
CVS Health Corp.	50,800	5,243,068
Darden Restaurants, Inc.	78,200	5,422,388
Express, Inc.*	177,400	2,932,422
Kohl’s Corp.	66,500	5,203,625
Office Depot, Inc.*	390,000	3,588,000

		25,892,636

Savings & Loans — 2.0%
BankUnited, Inc.	115,200	3,771,648

Semiconductors — 2.1%
Skyworks Solutions, Inc.	40,700	4,000,403

Software — 4.5%
Check Point Software Technologies Ltd.*	49,200	4,032,924
Nuance Communications, Inc.*	319,088	4,578,913

		8,611,837

Telecommunications — 3.2%
Amdocs Ltd.	79,500	4,324,800
Telephone & Data Systems, Inc.	74,400	1,852,560

		6,177,360

TOTAL COMMON STOCKS (Cost $127,810,669)		169,392,567

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 5.6%
Building & Real Estate — 4.1%
Starwood Property Trust, Inc.	165,900	$4,031,370
Starwood Waypoint Residential Trust	150,220	3,883,187

		7,914,557

Diversified — 1.5%
Corrections Corporation of America	70,617	2,843,040

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,124,373)		10,757,597

RIGHTS — 0.0%
Food — 0.0%
Safeway Casa Ley CVR, 01/30/19*~	47,300	0
Safeway PDC CVR, 01/30/17*~	47,300	0
TOTAL RIGHTS (Cost $50,313)		0

SHORT-TERM INVESTMENTS — 7.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $15,178,223)	15,178,223	15,178,223

TOTAL INVESTMENTS — 101.8% (Cost $153,163,578)(a)		$195,328,387

Other Assets & Liabilities — (1.8)%		(3,364,500)

TOTAL NET ASSETS — 100.0%		$191,963,887

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $153,163,578. Net unrealized appreciation was $42,164,809. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $47,507,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,342,518.
~	Fair valued security. The total market value of fair valued securities at March 31, 2015 is 0.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 03/31/2015††
United States	95%
Israel	2
Singapore	2
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

MID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$169,392,567	$169,392,567	$—	$—
REAL ESTATE INVESTMENT TRUSTS	10,757,597	10,757,597	—	—
RIGHTS	—	—	—	—
SHORT-TERM INVESTMENTS	15,178,223	15,178,223	—	—

TOTAL INVEST- MENTS	$195,328,387	$195,328,387	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 90.2%
Aerospace & Defense — 1.3%
Exelis, Inc.	47,416	$1,155,528

Apparel — 0.6%
Ralph Lauren Corp.	4,055	533,232

Auto Manufacturers — 1.9%
Honda Motor Co. Ltd.ADR	14,455	473,546
Oshkosh Corp.	26,822	1,308,645

		1,782,191

Banks — 11.4%
Bank of Hawaii Corp.	9,902	606,101
BB&T Corp.	11,429	445,617
BOK Financial Corp.	8,400	514,248
Comerica, Inc.	13,120	592,106
Commerce Bancshares, Inc.	25,661	1,085,974
Cullen/Frost Bankers, Inc.	7,204	497,652
M&T Bank Corp.	8,382	1,064,514
Northern Trust Corp.	38,338	2,670,242
State Street Corp.	8,006	588,681
SunTrust Banks, Inc.	15,476	635,909
The PNC Financial Services Group, Inc.	11,322	1,055,663
Westamerica Bancorporation	15,464	668,199

		10,424,906

Biotechnology — 0.5%
Bio-Rad Laboratories, Inc., Class A*	3,064	414,192

Chemicals — 0.8%
The Mosaic Co.	15,804	727,932

Commercial Services — 2.0%
The ADT Corp.	22,030	914,686
Tyco International PLC	22,337	961,831

		1,876,517

Computers — 2.0%
SanDisk Corp.	11,572	736,211
Western Digital Corp.	12,457	1,133,711

		1,869,922

Distribution & Wholesale — 0.3%
Beacon Roofing Supply, Inc.*	7,865	246,174

Diversified Financial Services — 2.6%
Franklin Resources, Inc.	10,571	542,504
LPL Financial Holdings, Inc.	20,440	896,499
Markit Ltd.	19,678	529,338
T. Rowe Price Group, Inc.	5,636	456,403

		2,424,744

Diversified Operations — 0.4%
Pentair PLC	5,999	377,277

Electric — 6.1%
Consolidated Edison, Inc.	4,527	276,147
Edison International	17,297	1,080,544
Great Plains Energy, Inc.	28,595	762,915
NorthWestern Corp.	6,679	359,263
OGE Energy Corp.	11,261	355,960
PG&E Corp.	10,089	535,423

	Number of Shares	Value†

Electric — (continued)
Westar Energy, Inc.	29,601	$1,147,335
Xcel Energy, Inc.	31,285	1,089,031

		5,606,618

Electrical Components & Equipment — 1.5%
Emerson Electric Co.	24,011	1,359,503

Electronics — 3.0%
Keysight Technologies, Inc.	23,071	857,088
Koninklijke Philips N.V.	41,543	1,178,569
TE Connectivity Ltd.	9,899	708,966

		2,744,623

Environmental Control — 3.6%
Clean Harbors, Inc.*	12,893	732,065
Republic Services, Inc.	64,536	2,617,580

		3,349,645

Food — 7.5%
Campbell Soup Co.	12,694	590,906
ConAgra Foods, Inc.	35,066	1,280,961
Danone S.A.	3,767	253,924
General Mills, Inc.	16,800	950,880
Kellogg Co.	9,047	596,649
Mondelez International, Inc., Class A	25,486	919,790
Sysco Corp.	38,925	1,468,640
The J.M. Smucker Co.	7,008	811,036

		6,872,786

Gas — 2.1%
Atmos Energy Corp.	14,722	814,127
The Laclede Group, Inc.	21,973	1,125,457

		1,939,584

Healthcare Products — 3.5%
Becton Dickinson & Co.	3,191	458,196
Boston Scientific Corp.*	34,020	603,855
Hospira, Inc.*	4,817	423,125
Stryker Corp.	8,475	781,819
Zimmer Holdings, Inc.	7,917	930,406

		3,197,401

Healthcare Services — 4.7%
Cigna Corp.	6,215	804,470
Humana, Inc.	4,060	722,761
LifePoint Hospitals, Inc.*	20,788	1,526,878
Quest Diagnostics, Inc.	16,040	1,232,674

		4,286,783

Home Builders — 1.8%
PulteGroup, Inc.	21,215	471,609
Thor Industries, Inc.	7,076	447,274
Toll Brothers, Inc.*	17,617	693,053

		1,611,936

Insurance — 7.3%
ACE Ltd.	7,382	823,019
Aflac, Inc.	6,503	416,257
Arthur J Gallagher & Co.	5,965	278,864
Brown & Brown, Inc.	18,048	597,569
HCC Insurance Holdings, Inc.	16,749	949,166

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
MetLife, Inc.	7,493	$378,771
Reinsurance Group of America, Inc.	9,761	909,627
The Allstate Corp.	3,639	258,988
The Chubb Corp.	5,208	526,529
The Travelers Cos., Inc.	4,469	483,233
Torchmark Corp.	6,877	377,685
Unum Group	21,820	735,989

		6,735,697

Iron & Steel — 0.8%
Nucor Corp.	15,181	721,553

Leisure Time — 1.0%
Carnival Corp.	19,111	914,270

Media — 0.6%
Time Warner Cable, Inc.	3,642	545,863

Mining — 0.3%
Newmont Mining Corp.	14,303	310,518

Miscellaneous Manufacturing — 0.4%
Textron, Inc.	8,047	356,723

Oil & Gas — 5.8%
Apache Corp.	7,676	463,093
Devon Energy Corp.	15,779	951,631
Helmerich & Payne, Inc.	5,057	344,230
Imperial Oil Ltd.	50,301	2,007,592
Noble Energy, Inc.	13,135	642,302
Occidental Petroleum Corp.	10,769	786,137
Southwestern Energy Co.*	4,926	114,234

		5,309,219

Oil & Gas Services — 0.8%
Cameron International Corp.*	15,396	694,667

Packaging and Containers — 1.3%
Bemis Co., Inc.	15,331	709,979
Sonoco Products Co.	9,996	454,418

		1,164,397

Pharmaceuticals — 1.2%
Cardinal Health, Inc.	9,466	854,496
Express Scripts Holding Co.*	2,761	239,572

		1,094,068

Retail — 2.3%
Bed Bath & Beyond, Inc.*	7,483	574,507
CST Brands, Inc.	7,021	307,731
Lowe’s Cos., Inc.	8,369	622,570
Target Corp.	7,501	615,607

		2,120,415

Savings & Loans — 0.7%
Capitol Federal Financial, Inc.	12,667	158,338
People’s United Financial, Inc.	28,901	439,295

		597,633

Semiconductors — 5.8%
Applied Materials, Inc.	36,116	814,777

	Number of Shares	Value†

Semiconductors — (continued)
Broadcom Corp., Class A	21,682	$938,722
Lam Research Corp.	13,708	962,781
Maxim Integrated Products, Inc.	13,322	463,739
Microchip Technology, Inc.	17,653	863,232
Micron Technology, Inc.*	9,432	255,890
Teradyne, Inc.	52,333	986,477

		5,285,618

Software — 0.5%
Fidelity National Information Services, Inc.	7,269	494,728

Telecommunications — 1.9%
CenturyLink, Inc.	23,065	796,896
Harris Corp.	6,841	538,797
Rogers Communications, Inc., Class B	13,569	454,246

		1,789,939

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	29,859	682,278

Transportation — 1.2%
Heartland Express, Inc.	21,802	518,016
Werner Enterprises, Inc.	19,642	616,955

		1,134,971

TOTAL COMMON STOCKS (Cost $75,071,011)		82,754,051

REAL ESTATE INVESTMENT TRUSTS — 4.8%
Building & Real Estate — 0.2%
Annaly Capital Management, Inc.	16,274	169,250

Diversified — 2.1%
Corrections Corporation of America	28,409	1,143,746
Weyerhaeuser Co.	24,015	796,097

		1,939,843

Hotels & Resorts — 0.5%
Host Hotels & Resorts, Inc.	22,421	452,456

Office Property — 2.0%
Boston Properties, Inc.	3,837	539,022
Empire State Realty Trust, Inc.	22,393	421,212
Piedmont Office Realty Trust, Inc., Class A	51,131	951,548

		1,911,782

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,210,037)		4,473,331

EXCHANGE TRADED FUNDS — 3.1%
Investment Companies — 3.1%
iShares Russell MidCap Value Index Fund (Cost $2,755,265)	37,818	2,846,183

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,549,361)	1,549,361	1,549,361

TOTAL INVESTMENTS — 99.8% (Cost $83,585,674)(a)		$91,622,926

Other Assets & Liabilities — 0.2%		144,801

TOTAL NET ASSETS — 100.0%		$91,767,727

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $83,966,681. Net unrealized appreciation was $7,656,245. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,752,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,096,082.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

MID CORE VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi-ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$82,754,051	$81,321,558	$1,432,493	$—
REAL ESTATE INVESTMENT TRUSTS	4,473,331	4,473,331	—	—
EXCHANGE TRADED FUNDS	2,846,183	2,846,183	—	—
SHORT-TERM INVESTMENTS	1,549,361	1,549,361	—	—

TOTAL INVESTMENTS	$91,622,926	$90,190,433	$1,432,493	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.4%
Airlines — 1.5%
Spirit Airlines, Inc.*	11,180	$864,885

Apparel — 4.0%
Carter’s, Inc.	10,270	949,667
Columbia Sportswear Co.	11,822	719,960
Under Armour, Inc., Class A*	8,090	653,267

		2,322,894

Auto Parts & Equipment — 2.5%
Allison Transmission Holdings, Inc.	20,550	656,367
Gentherm, Inc.*	15,788	797,452

		1,453,819

Beverages — 1.2%
Constellation Brands, Inc., Class A*	6,070	705,395

Biotechnology — 6.9%
Achillion Pharmaceuticals, Inc.*	23,625	232,943
Alnylam Pharmaceuticals, Inc.*	5,924	618,584
AMAG Pharmaceuticals, Inc.*	13,620	744,469
BioMarin Pharmaceutical, Inc.*	3,953	492,623
Bluebird Bio, Inc.*	3,230	390,087
Medivation, Inc.*	4,540	585,978
Novavax, Inc.*	58,883	486,962
Puma Biotechnology, Inc.*	1,710	403,748

		3,955,394

Building Materials — 1.1%
Vulcan Materials Co.	7,660	645,738

Chemicals — 1.3%
Axalta Coating Systems Ltd.	27,289	753,722

Commercial Services — 13.0%
Allegion PLC	10,820	661,859
Bright Horizons Family Solutions, Inc.*	15,070	772,639
CoStar Group, Inc.*	6,104	1,207,554
Euronet Worldwide, Inc.*	14,181	833,134
Mobileye NV*	1,652	69,434
Mobileye NV*	5,068	213,008
SEI Investments Co.	24,700	1,089,023
ServiceMaster Global Holdings, Inc.*	30,186	1,018,777
Vantiv, Inc., Class A*	21,997	829,287
WEX, Inc.*	7,550	810,568

		7,505,283

Computers — 1.0%
EPAM Systems, Inc.*	9,790	600,029

Diversified Financial Services — 2.0%
Affiliated Managers Group, Inc.*	2,740	588,497
Raymond James Financial, Inc.	9,900	562,122

		1,150,619

Electrical Components & Equipment — 1.7%
Acuity Brands, Inc.	5,723	962,380

Electronics — 2.0%
TASER International, Inc.*	31,580	761,394

	Number of Shares	Value†

Electronics — (continued)
Tower Semiconductor Ltd.*	24,100	$409,218

		1,170,612

Entertainment — 2.2%
Cinemark Holdings, Inc.	28,650	1,291,256

Hand & Machine Tools — 1.1%
Snap-On, Inc.	4,170	613,240

Healthcare Products — 7.8%
Alere, Inc.*	12,270	600,003
Align Technology, Inc.*	14,760	793,866
Cepheid, Inc.*	14,288	812,987
DexCom, Inc.*	10,649	663,859
IDEXX Laboratories, Inc.*	4,670	721,422
The Cooper Cos., Inc.	4,820	903,364

		4,495,501

Healthcare Services — 3.8%
Catalent, Inc.*	17,560	546,994
Community Health Systems, Inc.*	15,070	787,859
Envision Healthcare Holdings Inc*	22,139	849,031

		2,183,884

Home Furnishings — 1.2%
Harman International Industries, Inc.	5,210	696,212

Internet — 3.5%
Makemytrip Ltd.	24,344	534,594
Splunk, Inc.*	13,020	770,784
Vipshop Holdings Ltd. ADR*	23,170	682,125

		1,987,503

Leisure Time — 3.1%
Brunswick Corp.	9,030	464,594
Jarden Corp.*	9,840	520,536
Polaris Industries, Inc.	5,850	825,435

		1,810,565

Lodging — 0.5%
Extended Stay America, Inc.	15,942	311,347

Machinery—Diversified — 3.7%
Cognex Corp.	17,530	869,313
Wabtec Corp.	13,300	1,263,633

		2,132,946

Miscellaneous Manufacturing — 2.8%
Carlisle Cos., Inc.	10,710	992,067
Proto Labs, Inc.*	8,843	619,010

		1,611,077

Oil & Gas — 2.6%
Delek US Holdings, Inc.	7,560	300,510
Diamondback Energy, Inc.*	11,920	915,933
Sanchez Energy Corp.*	21,585	280,821

		1,497,264

Pharmaceuticals — 3.4%
GW Pharmaceuticals PLC ADR*	2,670	243,317
Jazz Pharmaceuticals PLC	4,950	855,311

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
VCA, Inc.*	15,320	$839,842

		1,938,470

Real Estate — 0.6%
The Howard Hughes Corp.*	2,179	337,789

Retail — 9.0%
Brown Shoe Co., Inc.	14,770	484,456
Dave & Buster’s Entertainment, Inc.*	14,010	426,744
Domino’s Pizza, Inc.	7,880	792,334
Kate Spade & Co.*	23,230	775,650
Krispy Kreme Doughnuts, Inc.*	25,190	503,548
Lithia Motors, Inc., Class A	8,285	823,612
Restoration Hardware Holdings, Inc.*	7,447	738,668
The Michaels Cos, Inc.*	24,469	662,131

		5,207,143

Semiconductors — 0.7%
Veeco Instruments, Inc.*	12,333	376,773

Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	3,860	540,979

Software — 8.3%
athenahealth, Inc.*	4,920	587,399
CyberArk Software Ltd.*	11,223	623,662
Fleetmatics Group PLC	16,649	746,708
Guidewire Software, Inc.*	12,211	642,421
ServiceNow, Inc.*	7,460	587,699
Solera Holdings, Inc.	12,716	656,908
Tableau Software, Inc., Class A*	10,470	968,684

		4,813,481

Telecommunications — 4.1%
Palo Alto Networks, Inc.*	5,517	805,923
Qorvo, Inc.*	9,341	744,478
SBA Communications Corp., Class A*	7,076	828,600

		2,379,001

Transportation — 1.9%
Old Dominion Freight Line, Inc.*	13,980	1,080,654

TOTAL COMMON STOCKS (Cost $44,848,000)		57,395,855

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $803,801)	803,801	803,801

TOTAL INVESTMENTS — 100.8% (Cost $45,651,801)(a)		$58,199,656

Other Assets & Liabilities — (0.8)%		(461,022)

TOTAL NET ASSETS — 100.0%		$57,738,634

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $45,935,572. Net unrealized appreciation was $12,264,084. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,641,133 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,377,049.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 03/31/2015††
United States	94%
Israel	2
China	1
India	1
Ireland	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

SMID CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$57,395,855	$57,395,855	$—	$—
SHORT-TERM INVESTMENTS	803,801	803,801	—	—

TOTAL INVESTMENTS	$58,199,656	$58,199,656	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 91.2%
Aerospace & Defense — 1.3%
Spirit Aerosystems Holdings, Inc., Class A*	19,350	$1,010,263

Apparel — 0.8%
Crocs, Inc.*	49,180	580,816

Auto Parts & Equipment — 3.4%
Dana Holding Corp.	31,740	671,618
Lear Corp.	8,350	925,347
Tenneco, Inc.*	17,830	1,023,799

		2,620,764

Banks — 8.2%
Associated Banc-Corp.	29,580	550,188
Comerica, Inc.	15,945	719,598
Huntington Bancshares, Inc.	92,520	1,022,346
Popular, Inc.*	26,609	915,083
Susquehanna Bancshares, Inc.	55,300	758,163
Synovus Financial Corp.	22,100	619,021
Webster Financial Corp.	18,620	689,871
Zions Bancorporation	38,650	1,043,550

		6,317,820

Chemicals — 1.8%
A. Schulman, Inc.	20,820	1,003,524
Huntsman Corp.	18,630	413,027

		1,416,551

Commercial Services — 2.0%
Booz Allen Hamilton Holding Corp.	35,740	1,034,316
Korn/Ferry International	16,100	529,207

		1,563,523

Computers — 3.4%
Brocade Communications Systems, Inc.	60,800	721,392
Insight Enterprises, Inc.*	29,140	831,073
NCR Corp.*	36,920	1,089,509

		2,641,974

Distribution & Wholesale — 2.5%
Arrow Electronics, Inc.*	15,810	966,782
WESCO International, Inc.*	13,380	935,128

		1,901,910

Diversified Financial Services — 2.4%
E*TRADE Financial Corp.*	32,570	930,037
SLM Corp.	98,140	910,739

		1,840,776

Diversified Machinery — 1.2%
Oshkosh Corp.	18,250	890,417

Electric — 2.6%
PNM Resources, Inc.	36,480	1,065,216
Westar Energy, Inc.	24,630	954,659

		2,019,875

Electrical Components & Equipment — 0.6%
General Cable Corp.	27,060	466,244

Electronics — 4.6%
Avnet, Inc.	25,860	1,150,770
Keysight Technologies, Inc.*	23,540	874,511

	Number of Shares	Value†

Electronics — (continued)
TTM Technologies, Inc.*	58,550	$527,535
Vishay Intertechnology, Inc.	72,400	1,000,568

		3,553,384

Engineering & Construction — 3.7%
AECOM*	22,204	684,327
EMCOR Group, Inc.	12,860	597,604
Granite Construction, Inc.	23,440	823,682
Tutor Perini Corp.*	31,570	737,160

		2,842,773

Food — 2.4%
Dean Foods Co.	64,615	1,068,086
Ingredion, Inc.	10,090	785,204

		1,853,290

Gas — 2.5%
Southwest Gas Corp.	16,960	986,563
UGI Corp.	29,615	965,153

		1,951,716

Hand & Machine Tools — 1.3%
Regal-Beloit Corp.	12,260	979,819

Healthcare Services — 3.5%
LifePoint Hospitals, Inc.*	11,900	874,055
Molina Healthcare, Inc.*	10,300	693,087
WellCare Health Plans, Inc.*	12,120	1,108,495

		2,675,637

Home Builders — 3.4%
Meritage Homes Corp.*	20,990	1,020,954
PulteGroup, Inc.	28,080	624,218
Thor Industries, Inc.	15,680	991,133

		2,636,305

Household Products & Wares — 1.6%
Avery Dennison Corp.	12,120	641,269
Helen of Troy Ltd.*	7,400	603,026

		1,244,295

Insurance — 9.3%
American Financial Group, Inc.	17,130	1,098,890
Aspen Insurance Holdings Ltd.	22,710	1,072,593
CNO Financial Group, Inc.	64,920	1,117,922
Essent Group Ltd.*	34,834	832,881
StanCorp Financial Group, Inc.	16,090	1,103,774
The Hanover Insurance Group, Inc.	14,170	1,028,459
Validus Holdings Ltd.	20,790	875,259

		7,129,778

Internet — 1.2%
CDW Corp.	23,780	885,567

Iron & Steel — 0.8%
Steel Dynamics, Inc.	31,450	632,145

Machinery—Construction & Mining — 0.8%
Terex Corp.	22,980	611,038

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 1.0%
ITT Corp.	18,320	$731,151

Oil & Gas — 2.5%
Bill Barrett Corp.*	41,830	347,189
Rosetta Resources, Inc.*	36,180	615,784
SM Energy Co.	17,865	923,263

		1,886,236

Packaging and Containers — 0.8%
Graphic Packaging Holding Co.	42,250	614,315

Retail — 9.8%
Big Lots, Inc.	23,270	1,117,658
Bloomin’ Brands, Inc.	44,820	1,090,470
Brown Shoe Co., Inc.	23,410	767,848
Dillard’s, Inc., Class A	6,470	883,220
GameStop Corp., Class A	21,720	824,491
Office Depot, Inc.*	124,120	1,141,904
Pier 1 Imports, Inc.	46,120	644,758
The Children’s Place, Inc.	15,970	1,025,114

		7,495,463

Savings & Loans — 0.8%
First Niagara Financial Group, Inc.	65,450	578,578

Semiconductors — 3.7%
Advanced Micro Devices, Inc.*	104,700	280,596
Fairchild Semiconductor International, Inc.*	61,170	1,112,070
Lam Research Corp.	12,620	886,366
Teradyne, Inc.	30,920	582,842

		2,861,874

Software — 1.0%
Electronic Arts, Inc.*	13,570	798,120

Telecommunications — 4.2%
Amdocs Ltd.	18,345	997,968
Finisar Corp.*	27,080	577,887
Genpact Ltd.*	31,560	733,770
Harris Corp.	11,210	882,900

		3,192,525

Transportation — 2.1%
Con-way, Inc.	15,470	682,691
Ryder System, Inc.	9,650	915,689

		1,598,380

TOTAL COMMON STOCKS (Cost $55,833,643)		70,023,322

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Apartments — 0.9%
Mid-America Apartment Communities, Inc.	8,560	661,431

Diversified — 0.7%
STAG lndustrial, Inc.	21,980	516,970

Healthcare — 2.4%
LTC Properties, Inc.	21,370	983,020

	Number of Shares	Value†

Healthcare — (continued)
Medical Properties Trust, Inc.	59,480	$876,735

		1,859,755

Hotels & Resorts — 1.2%
DiamondRock Hospitality Co.	64,440	910,537

Office Property — 0.8%
Parkway Properties, Inc.	36,520	633,622

Strip Centers — 0.9%
DDR Corp.	38,220	711,656

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,502,512)		5,293,971

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,905,824)	1,905,824	1,905,824

TOTAL INVESTMENTS — 100.6% (Cost $62,241,979)(a)		$77,223,117

Other Assets & Liabilities — (0.6)%		(425,862)

TOTAL NET ASSETS — 100.0%		$76,797,255

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $62,297,552. Net unrealized appreciation was $14,925,565. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,168,620 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,243,055.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMID CAP VALUE FUND

Country Weightings as of 03/31/2015††
United States	95%
Bermuda	4
Puerto Rico	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

SMID CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	70,023,322	70,023,322	—	—
TOTAL REAL ESTATE INVESTMENT TRUSTS	5,293,971	5,293,971	—	—
SHORT-TERM INVESTMENTS	1,905,824	1,905,824	—	—

TOTAL INVESTMENTS	77,223,117	77,223,117	—	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.3%
Aerospace & Defense — 2.5%
HEICO Corp., Class A	53,721	$2,661,338

Apparel — 4.8%
Carter’s, Inc.	24,350	2,251,645
Gildan Activewear, Inc.	28,070	828,626
Wolverine World Wide, Inc.	60,796	2,033,626

		5,113,897

Banks — 1.9%
Bank of the Ozarks, Inc.	26,042	961,731
SVB Financial Group*	8,060	1,023,942

		1,985,673

Biotechnology — 2.4%
Concordia Healthcare Corp.	6,603	443,867
Incyte Corp.*	7,180	658,119
Ligand Pharmaceuticals, Inc.*	2,261	174,346
Medivation, Inc.*	3,536	456,391
OvaScience, Inc.*	6,718	233,316
Puma Biotechnology, Inc.*	2,486	586,969

		2,553,008

Chemicals — 2.3%
Sensient Technologies Corp.	36,200	2,493,456

Commercial Services — 9.3%
CoStar Group, Inc.*	4,835	956,508
Euronet Worldwide, Inc.*	40,973	2,407,164
Gartner, Inc.*	7,951	666,691
Healthcare Services Group, Inc.	30,165	969,201
Healthequity, Inc.*	10,392	259,696
Nord Anglia Education, Inc. *	52,864	1,201,070
Rollins, Inc.	18,427	455,700
ServiceMaster Global Holdings, Inc.*	41,266	1,392,728
SP Plus Corp.*	26,784	585,230
The Corporate Executive Board Co.	13,366	1,067,409

		9,961,397

Computers — 3.6%
Cadence Design Systems, Inc.*	85,790	1,581,968
Jack Henry & Associates, Inc.	28,405	1,985,225
Stratasys Ltd. *	6,125	323,278

		3,890,471

Distribution & Wholesale — 1.3%
WESCO International, Inc.*	19,411	1,356,635

Diversified Financial Services — 3.2%
Artisan Partners Asset Management, Inc., Class A	8,931	406,003
Financial Engines, Inc.	16,754	700,820
LPL Financial Holdings, Inc.	14,894	653,251
MarketAxess Holdings, Inc.	12,728	1,055,151
Markit Ltd. *	22,692	610,415

		3,425,640

Electrical Components & Equipment — 3.6%
Belden, Inc.	20,956	1,960,644
EnerSys	23,213	1,491,203

	Number of Shares	Value†

Electrical Components & Equipment — (continued)
GrafTech International Ltd.*	108,108	$420,540

		3,872,387

Electronics — 3.3%
CTS Corp.	36,380	654,476
FEI Co.	15,585	1,189,759
National Instruments Corp.	14,375	460,575
OSI Systems, Inc.*	17,202	1,277,421

		3,582,231

Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.*	26,395	348,150

Entertainment — 2.5%
AMC Entertainment Holdings, Inc., Class A	27,260	967,458
Manchester United PLC, Class A*	35,125	558,839
National CineMedia, Inc.	63,663	961,311
SFX Entertainment, Inc.*	55,290	226,136

		2,713,744

Environmental Control — 0.9%
Clean Harbors, Inc.*	16,436	933,236

Hand & Machine Tools — 1.4%
Kennametal, Inc.	43,610	1,469,221

Healthcare Products — 6.4%
Bio-Techne Corp.	12,176	1,221,131
Cimpress NV*	11,083	935,183
Endologix, Inc.*	83,484	1,425,072
LDR Holding Corp.*	31,995	1,172,297
Masimo Corp.*	35,554	1,172,571
Quidel Corp.*	34,713	936,557

		6,862,811

Healthcare Services — 1.3%
Catalent, Inc.*	43,051	1,341,039

Household Products & Wares — 2.4%
Ontex Group NV*	30,573	928,009
Prestige Brands Holdings, Inc.*	22,718	974,375
Tumi Holdings, Inc.*	26,827	656,188

		2,558,572

Internet — 2.1%
ChannelAdvisor Corp.*	29,676	287,560

Endurance International Group Holdings, Inc.*	55,774	1,063,053
Wayfair, Inc., Class A*	14,152	454,562
Zillow Group, Inc.*	4,203	421,561

		2,226,736

Machinery—Diversified — 1.9%
Nordson Corp.	6,019	471,528
Tennant Co.	6,691	437,391
Wabtec Corp.	12,275	1,166,248

		2,075,167

Medical Instruments — 0.6%
Novadaq Technologies, Inc.*	40,331	654,975

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — 1.5%
Rexnord Corp.*	58,764	$1,568,411

Miscellaneous Manufacturing — 1.7%
Polypore International, Inc.*	9,860	580,754
Proto Labs, Inc.*	9,836	688,520
Raven Industries, Inc.	26,423	540,615

		1,809,889

Oil & Gas Services — 1.3%
Dril-Quip, Inc.*	10,501	718,163
Targa Resources Corp.	6,520	624,551

		1,342,714

Pharmaceuticals — 8.4%
Akorn, Inc.*	16,553	786,433
Alkermes PLC*	10,398	633,966
Depomed, Inc.*	18,889	423,303
Dyax Corp.*	42,821	717,466
Flamel Technologies S.A., ADR*	27,927	502,127
IGI Laboratories, Inc.*	58,247	475,296
Ironwood Pharmaceuticals, Inc.*	45,013	720,208
Mallinckrodt PLC*	7,065	894,782
Pacira Pharmaceuticals, Inc.*	8,105	720,129
Pernix Therapeutics Holdings, Inc.*	54,754	585,320
Phibro Animal Health Corp., Class A	36,044	1,276,318
Relypsa, Inc.*	16,142	582,242
Synageva BioPharma Corp.*	6,740	657,352

		8,974,942

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	4,226	720,111
The St. Joe Co.*	23,895	443,491

		1,163,602

Real Estate Investment Trusts — 0.4%
Lamar Advertising Co.	7,620	451,637

Retail — 4.5%
Biglari Holdings, Inc.*	2,443	1,011,646
Casey’s General Stores, Inc.	11,869	1,069,397
Dunkin’ Brands Group, Inc.	8,255	392,608
Hibbett Sports, Inc.*	19,597	961,429
Popeyes Louisiana Kitchen, Inc.*	5,321	318,302
Sally Beauty Holdings, Inc.*	15,626	537,066
Ulta Salon Cosmetics & Fragrance, Inc.*	3,626	546,982

		4,837,430

Semiconductors — 3.6%
Atmel Corp.	194,049	1,597,023
ON Semiconductor Corp.*	107,900	1,306,669
Sensata Technologies Holding N.V. *	16,209	931,207

		3,834,899

Software — 14.1%
ACI Worldwide, Inc.*	52,556	1,138,363
Advent Software, Inc.	23,877	1,053,214
athenahealth, Inc.*	5,880	702,013
Blackbaud, Inc.	50,105	2,373,975
Broadridge Financial Solutions, Inc.	39,530	2,174,545
Envestnet, Inc.*	17,642	989,363

	Number of Shares	Value†

Software — (continued)
Guidewire Software, Inc.*	14,741	$775,524
Informatica Corp.*	13,713	601,384
RealPage, Inc.*	41,219	830,151
Solera Holdings, Inc.	29,189	1,507,904
SS&C Technologies Holdings, Inc.	47,711	2,972,395

		15,118,831

Telecommunications — 1.6%
NICE Systems, Ltd. ADR	28,504	1,736,749

Transportation — 2.1%
Landstar System, Inc.	12,226	810,584
Old Dominion Freight Line, Inc.*	11,917	921,184
Saia, Inc.*	10,763	476,801

		2,208,569

TOTAL COMMON STOCKS (Cost $80,919,344)		105,127,457

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,781,854)	2,781,854	2,781,854

TOTAL INVESTMENTS( — 100.9% (Cost $83,701,198)(a)		$107,909,311

Other Assets & Liabilities — (0.9)%		(977,101)

TOTAL NET ASSETS — 100.0%		$106,932,210

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $83,733,728. Net unrealized appreciation was $24,175,583. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,574,715 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,399,132.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 03/31/2015††
United States	91%
Canada	2
Netherlands	2
Belgium	1
Hong Kong	1
Ireland	1
Israel	1
Other	1

Total	100%

††	% of total investments as of March 31, 2015

PENN SERIES FUNDS, INC.

SMALL CAP GROWTH FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$2,661,338	$2,661,338	$—	$—
Apparel	5,113,897	5,113,897	—	—
Banks	1,985,673	1,985,673	—	—
Biotechnology	2,553,008	2,553,008	—	—
Chemicals	2,493,456	2,493,456	—	—
Commercial Services	9,961,397	9,961,397	—	—
Computers	3,890,471	3,890,471	—	—
Distribution & Wholesale	1,356,635	1,356,635	—	—
Diversified Financial Services	3,425,640	3,425,640	—	—
Electrical Components & Equipment	3,872,387	3,872,387	—	—
Electronics	3,582,231	3,582,231	—	—
Energy-Alternate Sources	348,150	348,150	—	—
Entertainment	2,713,744	2,713,744	—	—
Environmental Control	933,236	933,236	—	—
Hand & Machine Tools	1,469,221	1,469,221	—	—
Healthcare Products	6,862,811	6,862,811	—	—
Healthcare Services	1,341,039	1,341,039	—	—
Household Products & Wares	2,558,572	1,630,563	928,009	—
Internet	2,226,736	2,226,736	—	—
Machinery - Diversified	2,075,167	2,075,167	—	—
Medical Instruments	654,975	654,975	—	—
Metal Fabricate/ Hardware	1,568,411	1,568,411	—	—
Miscellaneous Manufacturing	1,809,889	1,809,889	—	—
Oil & Gas Services	1,342,714	1,342,714	—	—
Pharmaceuticals	8,974,942	8,974,942	—	—
Real Estate	1,163,602	1,163,602	—	—
Real Estate Investment Trusts	451,637	451,637	—	—
Retail	4,837,430	4,837,430	—	—
Semiconductors	3,834,899	3,834,899	—	—
Software	15,118,831	15,118,831	—	—
Telecommunications	1,736,749	1,736,749	—	—
Transportation	2,208,569	2,208,569	—	—
SHORT-TERM INVESTMENTS	2,781,854	2,781,854	—	—

TOTAL INVESTMENTS	107,909,311	106,981,302	928,009	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 83.9%
Aerospace & Defense — 3.2%
Curtiss-Wright Corp.	25,012	$1,849,387
Esterline Technologies Corp.*	26,054	2,981,099
Kaman Corp.	33,609	1,426,030
Moog, Inc., Class A*	22,310	1,674,365

		7,930,881

Apparel — 0.7%
Carter’s, Inc.	11,503	1,063,682
Steven Madden Ltd.*	16,054	610,052

		1,673,734

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing Holdings, Inc.*	38,016	981,953
Tenneco, Inc.*	6,698	384,599
Tower International, Inc.*	24,393	648,854

		2,015,406

Banks — 13.8%
BancorpSouth, Inc.	84,816	1,969,427
Bank of the Ozarks, Inc.	63,670	2,351,333
Banner Corp.	26,761	1,228,330
Boston Private Financial Holdings, Inc.	80,476	977,783
Bridge Capital Holdings*	14,669	383,008
CoBiz Financial, Inc.	30,611	377,127
Community Bank System, Inc.	28,410	1,005,430
ConnectOne Bancorp, Inc.	15,486	301,358
CVB Financial Corp.	39,716	633,073
First Financial Bankshares, Inc.	36,337	1,004,355
First Midwest Bancorp, Inc.	40,569	704,683
Glacier Bancorp, Inc.	51,567	1,296,910
Great Western Bancorp, Inc.	35,792	787,782
Heritage Financial Corp.	17,008	289,136
Home BancShares, Inc.	33,486	1,134,841
Independent Bank Corp.	20,724	909,162
Independent Bank Group, Inc.	9,564	372,135
Lakeland Financial Corp.	11,512	467,157
LegacyTexas Financial Group, Inc.	53,763	1,222,033
MB Financial, Inc.	53,668	1,680,345
PacWest Bancorp	43,509	2,040,137
Pinnacle Financial Partners, Inc.	32,167	1,430,145
PrivateBancorp, Inc.	72,971	2,566,390
Prosperity Bancshares, Inc.	25,689	1,348,159
Sandy Spring Bancorp, Inc.	15,072	395,339
Sierra Bancorp	3,536	59,051
South State Corp.	18,781	1,284,433
Southcoast Financial Corp.*	1,262	8,960
Southwest Bancorp, Inc.	23,993	426,835
State Bank Financial Corp.	25,278	530,838
Summit State Bank	7,362	97,988
Texas Capital Bancshares, Inc.*	16,315	793,725
The First of Long Island Corp.	11,390	290,445
Trico Bancshares	15,225	367,379
UMB Financial Corp.	27,380	1,448,128
Webster Financial Corp.	67,061	2,484,610

		34,667,970

	Number of Shares	Value†

Biotechnology — 0.2%
Ligand Pharmaceuticals, Inc.*	6,270	$483,480

Building Materials — 1.4%
Comfort Systems USA, Inc.	34,669	729,436
Continental Building Products, Inc.*	45,392	1,025,405
Eagle Materials, Inc.	13,639	1,139,675
NCI Building Systems, Inc.*	34,020	587,865

		3,482,381

Chemicals — 2.6%
Axiall Corp.	7,966	373,924
Cytec Industries, Inc.	15,893	858,858
Methanex Corp.	18,642	998,652
Minerals Technologies, Inc.	5,922	432,898
Olin Corp.	11,954	383,006
PolyOne Corp.	36,876	1,377,319
Quaker Chemical Corp.	10,490	898,364
WR Grace & Co.*	12,134	1,199,688

		6,522,709

Commercial Services — 2.4%
Albany Molecular Research, Inc.*	41,142	724,099
Convergys Corp.	62,218	1,422,926
Live Nation Entertainment, Inc.*	69,604	1,756,109
Monro Muffler Brake, Inc.	10,213	664,356
On Assignment, Inc.*	18,858	723,581
TrueBlue, Inc.*	28,611	696,678

		5,987,749

Computers — 0.4%
Electronics for Imaging, Inc.*	24,105	1,006,384

Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc.*	25,520	798,776
Core-Mark Holding Co., Inc.	13,859	891,411
WESCO International, Inc.*	18,064	1,262,493

		2,952,680

Diversified Financial Services — 2.1%
Cohen & Steers, Inc.	8,084	331,040
MarketAxess Holdings, Inc.	8,770	727,033
Moelis & Co., Class A	11,555	348,036
OM Asset Management PLC	59,634	1,111,578
Stifel Financial Corp.*	33,764	1,882,343
Virtus Investment Partners, Inc.	6,017	786,843

		5,186,873

Electric — 4.4%
ALLETE, Inc.	26,212	1,382,945
Black Hills Corp.	19,954	1,006,480
Dynegy, Inc.*	47,903	1,505,591
IDACORP, Inc.	31,939	2,008,005
NorthWestern Corp.	31,975	1,719,935
PNM Resources, Inc.	49,234	1,437,633
Portland General Electric Co.	54,298	2,013,913

		11,074,502

Electrical Components & Equipment — 0.7%
Belden, Inc.	11,217	1,049,462

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Littelfuse, Inc.	7,679	$763,216

		1,812,678

Electronics — 1.4%
CTS Corp.	41,027	738,076
Newport Corp.*	45,774	872,452
Watts Water Technologies, Inc., Class A	18,883	1,039,132
Woodward, Inc.	17,122	873,393

		3,523,053

Engineering & Construction — 0.8%
EMCOR Group, Inc.	34,857	1,619,805
MYR Group, Inc.*	12,361	387,393

		2,007,198

Entertainment — 1.6%
Carmike Cinemas, Inc.*	28,096	944,026
Marriott Vacations Worldwide Corp.	14,204	1,151,234
Vail Resorts, Inc.	18,525	1,915,855

		4,011,115

Environmental Control — 0.6%
Ceco Environmental Corp.	35,424	375,849
Progressive Waste Solutions Ltd.	35,311	1,037,437

		1,413,286

Food — 1.2%
B&G Foods, Inc.	15,455	454,841
J&J Snack Foods Corp.	7,076	755,009
SUPERVALU, Inc.*	23,215	269,990
The Hain Celestial Group, Inc.*	22,558	1,444,840

		2,924,680

Forest Products & Paper — 0.5%
KapStone Paper and Packaging Corp.	41,457	1,361,448

Gas — 1.4%
New Jersey Resources Corp.	40,233	1,249,637
Southwest Gas Corp.	40,014	2,327,614

		3,577,251

Healthcare Products — 2.2%
Bruker Corp.*	87,451	1,615,220
Endologix, Inc.*	93,553	1,596,950
Integra LifeSciences Holdings Corp.*	18,294	1,127,825
Tornier N.V.*	43,158	1,131,603

		5,471,598

Healthcare Services — 2.2%
Adeptus Health, Inc., Class A*	12,740	639,803
Air Methods Corp.*	35,372	1,647,981
Catalent, Inc.*	37,531	1,169,091
HealthSouth Corp.	47,249	2,095,966

		5,552,841

Home Builders — 1.0%
Meritage Homes Corp.*	20,205	982,771
Standard Pacific Corp.*	104,573	941,157
William Lyon Homes, Class A*	19,414	501,270

		2,425,198

Household Products & Wares — 1.3%
Prestige Brands Holdings, Inc.*	23,640	1,013,920

	Number of Shares	Value†

Household Products & Wares — (continued)
Spectrum Brands Holdings, Inc.	25,500	$2,283,780

		3,297,700

Insurance — 5.9%
American Equity Investment Life Holding Co.	82,165	2,393,467
AMERISAFE, Inc.	11,978	553,983
AmTrust Financial Services, Inc.	12,148	692,254
CNO Financial Group, Inc.	132,023	2,273,436
Endurance Specialty Holdings Ltd.	17,166	1,049,529
Enstar Group Ltd.*	5,349	758,809
Fidelity & Guaranty Life	19,007	402,948
Maiden Holdings Ltd.	98,900	1,466,687
National General Holdings Corp.	27,912	521,954
ProAssurance Corp.	18,963	870,591
Radian Group, Inc.	123,555	2,074,488
RLI Corp.	16,246	851,453
Symetra Financial Corp.	34,049	798,790

		14,708,389

Investment Companies — 0.3%
Golub Capital BDC, Inc.	18,228	319,901
New Mountain Finance Corp.	28,260	412,596

		732,497

Iron & Steel — 0.2%
AK Steel Holding Corp.*	86,366	386,056
Commercial Metals Co.	7,190	116,406
Timkensteel Corp.	4,062	107,521

		609,983

Leisure Time — 0.7%
Brunswick Corp.	2,269	116,740
Diamond Resorts International, Inc.*	49,227	1,645,659

		1,762,399

Machinery—Diversified — 0.8%
Alamo Group, Inc.	11,295	713,053
Applied Industrial Technologies, Inc.	17,309	784,790
Graco, Inc.	7,650	552,024

		2,049,867

Media — 0.4%
Nexstar Broadcasting Group, Inc., Class A	15,526	888,398
Townsquare Media, Inc.*	14,221	182,740

		1,071,138

Metal Fabricate/Hardware — 0.6%
CIRCOR International, Inc.	9,394	513,852
RBC Bearings, Inc.	14,513	1,110,825

		1,624,677

Mining — 0.9%
Globe Specialty Metals, Inc.	38,184	722,441
Kaiser Aluminum Corp.	18,891	1,452,529

		2,174,970

Miscellaneous Manufacturing — 2.5%
Actuant Corp., Class A	57,456	1,364,005
Barnes Group, Inc.	23,340	945,036
Carlisle Cos., Inc.	19,871	1,840,651
CLARCOR, Inc.	20,877	1,379,135

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Standex International Corp.	8,936	$733,914

		6,262,741

Oil & Gas — 2.5%
Laredo Petroleum, Inc.*	27,512	358,757
Parsley Energy, Inc., Class A*	62,334	996,097
Rex Energy Corp.*	143,189	532,663
Rice Energy, Inc.*	81,734	1,778,532
SM Energy Co.	48,208	2,491,389

		6,157,438

Oil & Gas Services — 1.2%
Forum Energy Technologies, Inc.*	25,485	499,506
Newpark Resources, Inc.*	38,370	349,551
Oil States International, Inc.*	28,651	1,139,450
TETRA Technologies, Inc.*	63,007	389,383
Thermon Group Holdings, Inc.*	31,591	760,396

		3,138,286

Packaging and Containers — 1.4%
Berry Plastics Group, Inc.*	70,787	2,561,782
Graphic Packaging Holding Co.	68,030	989,156

		3,550,938

Pharmaceuticals — 0.8%
Infinity Pharmaceuticals, Inc.*	78,132	1,092,285
Vanda Pharmaceuticals, Inc.*	103,265	960,365

		2,052,650

Real Estate — 0.8%
Kennedy-Wilson Holdings, Inc.	72,469	1,894,340

Retail — 5.7%
American Eagle Outfitters, Inc.	26,209	447,650
Asbury Automotive Group, Inc.*	9,652	802,081
Bloomin’ Brands, Inc.	39,189	953,469
Boot Barn Holdings, Inc.*	20,249	484,356
Burlington Stores, Inc.*	28,209	1,676,179
DineEquity, Inc.	6,818	729,594
First Cash Financial Services, Inc.*	13,129	610,761
Freshpet, Inc.*	6,841	132,921
GNC Holdings, Inc., Class A	23,216	1,139,209
HSN, Inc.	16,479	1,124,362
Jack in the Box, Inc.	20,958	2,010,291
Krispy Kreme Doughnuts, Inc.*	24,977	499,290
Lithia Motors, Inc., Class A	17,705	1,760,054
Office Depot, Inc.*	203,946	1,876,303

		14,246,520

Savings & Loans — 1.2%
Brookline Bancorp, Inc.	33,032	331,972
Dime Community Bancshares, Inc.	21,203	341,368
Flushing Financial Corp.	32,408	650,429
Oritani Financial Corp.	25,756	374,750
Provident Financial Services, Inc.	42,056	784,344
WSFS Financial Corp.	6,553	495,603

		2,978,466

Semiconductors — 3.5%
Cabot Microelectronics Corp.*	22,315	1,115,081
Entegris, Inc.*	120,976	1,656,161

	Number of Shares	Value†

Semiconductors — (continued)
Fairchild Semiconductor International, Inc.*	52,841	$960,649
Intersil Corp., Class A	114,234	1,635,831
MKS Instruments, Inc.	36,572	1,236,499
Semtech Corp.*	37,561	1,000,813
Silicon Laboratories, Inc.*	20,939	1,063,073

		8,668,107

Software — 3.4%
Allscripts Healthcare Solutions, Inc.*	163,858	1,959,742
Bottomline Technologies, Inc.*	34,719	950,259
Digi International, Inc.*	30,850	307,883
Everyday Health, Inc.*	65,648	844,233
Monotype Imaging Holdings, Inc.	24,330	794,131
Pegasystems, Inc.	30,523	663,875
PTC, Inc.*	24,082	871,046
Quality Systems, Inc.	9,053	144,667
RADWARE Ltd.*	45,906	959,895
Verint Systems, Inc.*	18,640	1,154,375

		8,650,106

Storage & Warehousing — 0.7%
Mobile Mini, Inc.	38,529	1,642,877

Telecommunications — 1.4%
ADTRAN, Inc.	30,680	572,796
Anixter International, Inc.*	14,941	1,137,458
Extreme Networks, Inc.*	49,001	154,843
JDS Uniphase Corp.*	79,422	1,042,017
Premiere Global Services, Inc.*	70,866	677,479

		3,584,593

Textiles — 0.4%
G&K Services, Inc., Class A	12,501	906,697

Transportation — 0.5%
Forward Air Corp.	23,899	1,297,716

TOTAL COMMON STOCKS (Cost $165,609,176)		210,128,190

REAL ESTATE INVESTMENT TRUSTS — 12.6%
Building & Real Estate — 2.1%
Apollo Commercial Real Estate Finance, Inc.	79,543	1,366,549
Blackstone Mortgage Trust, Inc., Class A	53,791	1,526,051
MFA Financial, Inc.	166,117	1,305,679
Two Harbors Investment Corp.	104,866	1,113,677

		5,311,956

Diversified — 1.5%
DuPont Fabros Technology, Inc.	45,534	1,488,051
PS Business Parks, Inc.	25,634	2,128,648

		3,616,699

Healthcare — 0.9%
National Health Investors, Inc.	32,991	2,342,691

Hotels & Resorts — 3.3%
Chesapeake Lodging Trust	96,320	3,258,505
Pebblebrook Hotel Trust	59,123	2,753,358

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — (continued)
Strategic Hotels & Resorts, Inc.*	188,834	$2,347,207

		8,359,070

Industrial — 0.6%
Terreno Realty Corp.	61,232	1,396,090

Office Property — 1.6%
Highwoods Properties, Inc.	44,745	2,048,426
Hudson Pacific Properties, Inc.	60,365	2,003,514

		4,051,940

Regional Malls — 0.6%
CBL & Associates Properties, Inc.	71,064	1,407,067

Storage & Warehousing — 1.1%
CubeSmart	93,222	2,251,311
Sovran Self Storage, Inc.	5,404	507,652

		2,758,963

Strip Centers — 0.9%
Acadia Realty Trust	67,058	2,338,983

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,771,437)		31,583,459

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Value ETF (Cost $2,984,735)	29,057	2,998,973

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,211,032)	5,211,032	5,211,032

TOTAL INVESTMENTS — 99.8% (Cost $197,576,380)(a)		$249,921,654

Other Assets & Liabilities — 0.2%		477,591

TOTAL NET ASSETS — 100.0%		$250,399,245

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $198,051,879. Net unrealized appreciation was $51,869,775. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $57,999,733 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,129,958.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SMALL CAP VALUE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$210,128,190	$210,128,190	$—	$—
REAL ESTATE INVESTMENT TRUSTS	31,583,459	31,583,459	—	—
EXCHANGE TRADED FUNDS	2,998,973	2,998,973	—	—
SHORT-TERM INVESTMENTS	5,211,032	5,211,032	—	—

TOTAL INVESTMENTS	$249,921,654	$249,921,654	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 90.4%
Advertising — 0.1%
Evine Live, Inc.*	1,700	$11,407
Harte-Hanks, Inc.	1,678	13,088
Marchex, Inc., Class B	1,545	6,304
Marin Software, Inc.*	700	4,403
MDC Partners, Inc., Class A	1,500	42,525
Millennial Media, Inc.*	2,900	4,205
Sizmek, Inc.*	757	5,496
Tremor Video, Inc.*	2,100	4,914

		92,342

Aerospace & Defense — 1.5%
AAR Corp.	1,569	48,168
AeroVironment, Inc.*	718	19,034
Astronics Corp.*	637	46,947
Astronics Corp., Class B*	127	9,282
Cubic Corp.	869	44,988
Curtiss-Wright Corp.	1,826	135,014
Ducommun, Inc.*	400	10,360
Esterline Technologies Corp.*	1,240	141,881
GenCorp, Inc.*	2,440	56,584
HEICO Corp.	2,515	153,591
Kaman Corp.	1,048	44,467
Kratos Defense & Security Solutions, Inc.*	2,422	13,394
LMI Aerospace, Inc.*	653	7,973
M/A-COM Technology Solutions Holdings, Inc.*	500	18,630
Moog, Inc., Class A*	1,591	119,405
National Presto Industries, Inc.	146	9,255
Teledyne Technologies, Inc.*	1,304	139,176

		1,018,149

Agriculture — 0.3%
Alico, Inc.	51	2,614
Alliance One International, Inc.*	2,256	2,482
Limoneira Co.	600	13,080
Tejon Ranch Co.*	288	7,617
The Andersons, Inc.	1,132	46,831
Universal Corp.	855	40,322
Vector Group Ltd.	2,907	63,867

		176,813

Airlines — 0.6%
Allegiant Travel Co.	501	96,337
Hawaiian Holdings, Inc.*	1,626	35,813
JetBlue Airways Corp.*	9,528	183,414
Republic Airways Holdings, Inc.*	1,901	26,139
SkyWest, Inc.	1,881	27,481
Virgin America, Inc.*	600	18,240

		387,424

Apparel — 0.9%
Columbia Sportswear Co.	1,022	62,240
Crocs, Inc.*	2,900	34,249
G-III Apparel Group Ltd.*	704	79,306
Iconix Brand Group, Inc.*	1,842	62,020
Oxford Industries, Inc.	508	38,329
Perry Ellis International, Inc.*	414	9,588
Quiksilver, Inc.*	5,560	10,286
Sequential Brands Group, Inc.*	700	7,490

	Number of Shares	Value†

Apparel — (continued)
Skechers U.S.A., Inc., Class A*	1,416	$101,824
Steven Madden Ltd.*	2,249	85,462
Unifi, Inc.*	460	16,601
Vince Holding Corp.*	400	7,420
Weyco Group, Inc.	100	2,990
Wolverine World Wide, Inc.	3,782	126,508

		644,313

Auto Manufacturers — 0.1%
Wabash National Corp.*	2,600	36,660

Auto Parts & Equipment — 1.2%
Accuride Corp.*	1,000	4,660
American Axle & Manufacturing Holdings, Inc.*	2,516	64,988
Commercial Vehicle Group, Inc.*	600	3,864
Cooper Tire & Rubber Co.	2,249	96,347
Cooper-Standard Holding, Inc.*	600	35,520
Dana Holding Corp.	6,396	135,339
Dorman Products, Inc.*	992	49,352
Douglas Dynamics, Inc.	900	20,556
Federal-Mogul Holdings Corp.*	916	12,192
Fuel Systems Solutions, Inc.*	634	6,999
Gentherm, Inc.*	1,268	64,047
Meritor, Inc.*	3,645	45,964
Metaldyne Performance Group, Inc.*	400	7,208
Miller Industries, Inc.	443	10,854
Modine Manufacturing Co.*	2,077	27,977
Motorcar Parts of America, Inc.*	700	19,453
Remy International, Inc.	1,200	26,652
Spartan Motors, Inc.	917	4,447
Standard Motor Products, Inc.	700	29,582
Strattec Security Corp.	100	7,384
Superior Industries International, Inc.	1,119	21,183
Tenneco, Inc.*	2,200	126,324
Titan International, Inc.	1,913	17,906
Tower International, Inc.*	800	21,280

		860,078

Banks — 7.2%
1st Source Corp.	626	20,113
American National Bankshares, Inc.	400	9,032
Ameris Bancorp	947	24,991
Ames National Corp.	199	4,945
Arrow Financial Corp.	371	10,073
BancFirst Corp.	260	15,855
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,110	36,397
BancorpSouth, Inc.	3,649	84,730
Bank of Marin Bancorp	290	14,761
Bank of the Ozarks, Inc.	3,052	112,710
Banner Corp.	800	36,720
BBCN Bancorp, Inc.	3,185	46,087
Blue Hills Bancorp, Inc.*	1,300	17,186
BNC Bancorp	800	14,480
Boston Private Financial Holdings, Inc.	2,858	34,725
Bridge Bancorp, Inc.	307	7,930
Bridge Capital Holdings*	300	7,833

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bryn Mawr Bank Corp.	532	$16,178
Camden National Corp.	326	12,988
Capital Bank Financial Corp., Class A*	1,000	27,610
Capital City Bank Group, Inc.	269	4,371
Cardinal Financial Corp.	1,218	24,336
Cascade Bancorp*	1,262	6,058
Cass Information Systems, Inc.	454	25,488
Cathay General Bancorp	3,050	86,773
Centerstate Banks, Inc.	1,432	17,055
Central Pacific Financial Corp.	800	18,376
Century Bancorp, Inc., Class A	69	2,739
Chemical Financial Corp.	1,166	36,566
Citizens & Northern Corp.	356	7,184
City Holding Co.	648	30,475
CNB Financial Corp.	474	8,067
CoBiz Financial, Inc.	1,700	20,944
Columbia Banking System, Inc.	2,214	64,140
Community Bank System, Inc.	1,511	53,474
Community Trust Bancorp, Inc.	683	22,648
CommunityOne Bancorp*	700	6,888
ConnectOne Bancorp, Inc.	660	12,844
CU Bancorp*	400	9,100
Customers Bancorp, Inc.*	880	21,437
CVB Financial Corp.	3,992	63,632
Eagle Bancorp, Inc.*	973	37,363
Enterprise Bancorp, Inc.	300	6,375
Enterprise Financial Services Corp.	782	16,156
F.N.B. Corp.	6,408	84,201
Fidelity Southern Corp.	607	10,246
Financial Institutions, Inc.	440	10,089
First Bancorp	824	14,469
First Bancorp Puerto Rico*	4,700	29,140
First Bancorp, Inc.	234	4,083
First Busey Corp.	2,802	18,745
First Business Financial Services, Inc.	200	8,648
First Citizens Bancshares, Inc., Class A	364	94,527
First Commonwealth Financial Corp.	4,021	36,189
First Community Bancshares, Inc.	626	10,974
First Connecticut Bancorp, Inc.	659	10,129
First Financial Bancorp	2,205	39,271
First Financial Bankshares, Inc.	2,452	67,773
First Financial Corp.	280	10,049
First Interstate BancSystem, Inc.	600	16,692
First Merchants Corp.	1,238	29,143
First Midwest Bancorp, Inc.	2,814	48,879
First NBC Bank Holding Co.*	600	19,788
FirstMerit Corp.	6,394	121,870
German American Bancorp, Inc.	392	11,537
Glacier Bancorp, Inc.	2,721	68,433
Great Southern Bancorp, Inc.	471	18,553
Great Western Bancorp, Inc.	700	15,407
Guaranty Bancorp	900	15,264
Hancock Holding Co.	3,072	91,730
Hanmi Financial Corp.	1,213	25,655
Heartland Financial USA, Inc.	717	23,396
Heritage Commerce Corp.	600	5,478

	Number of Shares	Value†

Banks — (continued)
Heritage Financial Corp.	1,130	$19,210
Heritage Oaks Bancorp	200	1,662
Home BancShares, Inc.	2,164	73,338
Horizon Bancorp	400	9,356
Hudson Valley Holding Corp.	462	11,809
Iberiabank Corp.	1,246	78,535
Independent Bank Corp.	1,000	12,830
Independent Bank Corp.	971	42,598
Independent Bank Group, Inc.	400	15,564
International Bancshares Corp.	2,225	57,917
Lakeland Bancorp, Inc.	1,111	12,777
Lakeland Financial Corp.	594	24,105
LegacyTexas Financial Group, Inc.	1,666	37,868
Macatawa Bank Corp.	1,900	10,165
MainSource Financial Group, Inc.	521	10,232
MB Financial, Inc.	2,584	80,905
Mercantile Bank Corp.	500	9,775
Merchants Bancshares, Inc.	86	2,509
Metro Bancorp, Inc.	563	15,522
MidSouth Bancorp, Inc.	186	2,744
MidWestOne Financial Group, Inc.	400	11,532
National Bankshares, Inc.	319	9,519
National Penn Bancshares, Inc.	4,487	48,325
NBT Bancorp, Inc.	1,469	36,813
NewBridge Bancorp	1,100	9,812
Northrim BanCorp, Inc.	400	9,816
OFG Bancorp	1,810	29,539
Old Line Bancshares, Inc.	600	9,480
Old National Bancorp	4,686	66,494
Opus Bank	300	9,264
Pacific Continental Corp.	862	11,396
Park National Corp.	524	44,833
Park Sterling Corp.	1,600	11,360
Peapack Gladstone Financial Corp.	636	13,738
Penns Woods Bancorp, Inc.	268	13,108
Peoples Bancorp, Inc.	572	13,522
Peoples Financial Services Corp.	300	13,461
Pinnacle Financial Partners, Inc.	1,363	60,599
Preferred Bank Los Angeles CA	500	13,735
PrivateBancorp, Inc.	2,698	94,889
Prosperity Bancshares, Inc.	2,526	132,564
Renasant Corp.	1,358	40,808
Republic Bancorp, Inc., Class A	387	9,571
Republic First Bancorp, Inc.*	1,900	6,897
S&T Bancorp, Inc.	1,259	35,730
Sandy Spring Bancorp, Inc.	1,085	28,460
Seacoast Banking Corp of Florida*	440	6,279
Sierra Bancorp	712	11,890
Simmons First National Corp., Class A	900	40,923
South State Corp.	958	65,518
Southside Bancshares, Inc.	858	24,616
Southwest Bancorp, Inc.	1,036	18,430
Square 1 Financial, Inc.*	100	2,677
State Bank Financial Corp.	1,200	25,200
Stock Yards Bancorp, Inc.	445	15,321
Stonegate Bank	500	15,095

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Suffolk Bancorp	443	$10,526
Sun Bancorp, Inc.*	220	4,160
Susquehanna Bancshares, Inc.	7,133	97,793
Talmer Bancorp, Inc.	900	13,784
Texas Capital Bancshares, Inc.*	1,773	86,256
The Bancorp, Inc.*	1,412	12,750
The Bank of Kentucky Financial Corp.	200	9,810
The First of Long Island Corp.	593	15,122
Tompkins Financial Corp.	558	30,048
TowneBank	1,532	24,635
Trico Bancshares	704	16,988
Tristate Capital Holdings, Inc.*	1,000	10,470
TrustCo Bank Corp.	3,252	22,374
Trustmark Corp.	2,630	63,856
UMB Financial Corp.	1,481	78,330
Umpqua Holdings Corp.	6,401	109,969
Union Bankshares Corp.	1,828	40,600
United Bankshares, Inc.	2,492	93,649
United Community Banks, Inc.	1,878	35,457
Univest Corp. of Pennsylvania	600	11,874
Valley National Bancorp	8,635	81,514
Walker & Dunlop, Inc.*	400	7,092
Washington Trust Bancorp, Inc.	670	25,587
Webster Financial Corp.	3,528	130,712
WesBanco, Inc.	1,231	40,121
West Bancorporation, Inc.	378	7,518
Westamerica Bancorporation	1,073	46,364
Western Alliance Bancorp*	2,775	82,251
Wilshire Bancorp, Inc.	2,676	26,680
Wintrust Financial Corp.	1,742	83,059
Yadkin Financial Corp.*	600	12,180

		4,990,355

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	174	19,673
Craft Brew Alliance, Inc.*	700	9,548
Farmers Brothers Co.*	204	5,049
National Beverage Corp.*	642	15,671
The Boston Beer Co., Inc., Class A*	310	82,894

		132,835

Biotechnology — 3.4%
Acceleron Pharma, Inc.*	700	26,642
Achillion Pharmaceuticals, Inc.*	4,300	42,398
Acorda Therapeutics, Inc.*	1,531	50,952
Agenus, Inc.*	2,000	10,260
Alder Biopharmaceuticals, Inc.*	300	8,658
AMAG Pharmaceuticals, Inc.*	956	52,255
ANI Pharmaceuticals, Inc.*	300	18,765
Arena Pharmaceuticals, Inc.*	8,506	37,171
ARIAD Pharmaceuticals, Inc.*	6,600	54,384
Atara Biotherapeutics, Inc.*	300	12,471
Avalanche Biotechnologies, Inc.*	200	8,104
Bellicum Pharmaceuticals, Inc.*	300	6,951
BioCryst Pharmaceuticals, Inc.*	2,900	26,187
BioTime, Inc.*	1,100	5,467
Bluebird Bio, Inc.*	900	108,693
Cambrex Corp.*	1,167	46,248

	Number of Shares	Value†

Biotechnology — (continued)
Celldex Therapeutics, Inc.*	3,644	$101,558
Coherus Biosciences, Inc.*	300	9,174
CTI BioPharma Corp.*	5,000	9,050
Cytokinetics, Inc.*	1,000	6,780
Cytrx Corp.*	2,600	8,762
Dynavax Technologies Corp.*	1,020	22,879
Emergent BioSolutions, Inc.*	1,058	30,428
Enzo Biochem, Inc.*	1,300	3,835
Epizyme, Inc.*	600	11,268
Exact Sciences Corp.*	3,100	68,262
Exelixis, Inc.*	6,969	17,910
Five Prime Therapeutics, Inc.*	800	18,280
Foundation Medicine, Inc.*	700	33,677
Galena Biopharma, Inc.*	3,600	5,004
Geron Corp.*	5,050	19,039
Halozyme Therapeutics, Inc.*	3,589	51,251
Idera Pharmaceuticals, Inc.*	2,300	8,533
ImmunoGen, Inc.*	3,263	29,204
Immunomedics, Inc.*	2,936	11,245
Inovio Pharmaceuticals, Inc.*	2,500	20,400
Insmed, Inc.*	1,600	33,280
Intrexon Corp.*	1,400	63,518
Karyopharm Therapeutics, Inc.*	400	12,244
Kite Pharma, Inc.*	400	23,072
KYTHERA Biopharmaceuticals, Inc.*	700	35,105
Lexicon Pharmaceuticals, Inc.*	8,826	8,334
Ligand Pharmaceuticals, Inc.*	744	57,370
MacroGenics, Inc.*	600	18,822
Merrimack Pharmaceuticals, Inc.*	3,500	41,580
Momenta Pharmaceuticals, Inc.*	1,882	28,606
Neuralstem, Inc.*	3,100	5,890
Newlink Genetics Corp.*	700	38,297
Novavax, Inc.*	8,929	73,843
Omeros Corp.*	1,400	30,842
OncoMed Pharmaceuticals, Inc.*	600	15,468
Oncothyreon, Inc.*	3,300	5,379
Organovo Holdings, Inc.*	2,700	9,558
OvaScience, Inc.*	600	20,838
Oxford ImmunoteC Global PLC*	600	8,448
Pacific Biosciences of California, Inc.*	2,400	14,016
PDL BioPharma, Inc.	6,217	43,737
Peregrine Pharmaceuticals, Inc.*	5,800	7,830
Prothena Corp. PLC*	900	34,326
PTC Therapeutics, Inc.*	900	54,765
Puma Biotechnology, Inc.*	900	212,499
Repligen Corp.*	1,300	39,468
Retrophin, Inc.*	1,000	23,960
Rigel Pharmaceuticals, Inc.*	2,690	9,603
RTI Surgical, Inc.*	2,035	10,053
Sage Therapeutics, Inc.*	300	15,069
Sangamo Biosciences, Inc.*	2,403	37,679
Sequenom, Inc.*	5,097	20,133
Spark Therapeutics, Inc.*	300	23,250
Spectrum Pharmaceuticals, Inc.*	2,414	14,653
Stemline Therapeutics, Inc.*	400	5,788
Sunesis Pharmaceuticals, Inc.*	1,400	3,430

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
The Medicines Co.*	2,392	$67,024
Theravance Biopharma, Inc.*	1,000	17,350
Theravance, Inc.	3,200	50,304
Ultragenyx Pharmaceutical, Inc.*	300	18,627
Verastem, Inc.*	600	6,102
Versartis, Inc.*	200	3,674
XOMA Corp.*	3,600	13,104
ZIOPHARM Oncology, Inc.*	3,700	39,849

		2,318,932

Building Materials — 1.2%
AAON, Inc.	1,585	38,880
Apogee Enterprises, Inc.	1,043	45,058
Boise Cascade Co.*	1,600	59,936
Builders FirstSource, Inc.*	2,173	14,494
Comfort Systems USA, Inc.	1,227	25,816
Continental Building Products, Inc.*	700	15,813
Drew Industries, Inc.	891	54,832
Gibraltar Industries, Inc.*	1,101	18,067
Griffon Corp.	1,256	21,892
Headwaters, Inc.*	2,880	52,819
Louisiana-Pacific Corp.*	5,394	89,055
LSI Industries, Inc.	1,314	10,709
Masonite International Corp.*	1,100	73,986
NCI Building Systems, Inc.*	1,264	21,842
Nortek, Inc.*	400	35,300
Patrick Industries, Inc.*	300	18,681
PGT, Inc.*	1,700	18,998
Ply Gem Holdings, Inc.*	600	7,800
Quanex Building Products Corp.	1,425	28,130
Simpson Manufacturing Co., Inc.	1,685	62,968
Stock Building Supply Holdings, Inc.*	300	5,418
Trex Co., Inc.*	1,262	68,817
Universal Forest Products, Inc.	783	43,441
US Concrete, Inc.*	600	20,328

		853,080

Chemicals — 1.9%
A. Schulman, Inc.	1,188	57,262
Aceto Corp.	1,042	22,924
American Vanguard Corp.	1,078	11,448
Axiall Corp.	2,600	122,044
Balchem Corp.	1,205	66,733
Chemtura Corp.*	2,914	79,523
Ferro Corp.*	2,638	33,107
H.B. Fuller Co.	1,980	84,883
Hawkins, Inc.	449	17,057
Innophos Holdings, Inc.	796	44,862
Innospec, Inc.	900	41,751
Intrepid Potash, Inc.*	2,100	24,255
KMG Chemicals, Inc.	200	5,346
Kraton Performance Polymers, Inc.*	1,241	25,081
Kronos Worldwide, Inc.	900	11,385
Landec Corp.*	1,218	16,991
Minerals Technologies, Inc.	1,328	97,077
Oil-Dri Corp. of America	97	3,264
Olin Corp.	3,092	99,068
OM Group, Inc.	1,254	37,658

	Number of Shares	Value†

Chemicals — (continued)
OMNOVA Solutions, Inc.*	2,368	$20,199
PolyOne Corp.	3,355	125,309
Quaker Chemical Corp.	511	43,762
Rentech, Inc.*	7,187	8,049
Sensient Technologies Corp.	1,874	129,081
Stepan Co.	708	29,495
Tronox Ltd., Class A	2,400	48,792
Zep, Inc.	1,092	18,597

		1,325,003

Coal — 0.1%
Alpha Natural Resources, Inc.*	8,300	8,299
Arch Coal, Inc.	7,900	7,899
Cloud Peak Energy, Inc.*	2,600	15,132
SunCoke Energy, Inc.	2,341	34,975
Walter Energy, Inc.	2,400	1,488
Westmoreland Coal Co.*	600	16,056

		83,849

Commercial Services — 5.3%
ABM Industries, Inc.	2,139	68,149
Acacia Research Corp.	1,880	20,116
Albany Molecular Research, Inc.*	900	15,840
American Public Education, Inc.*	755	22,635
AMN Healthcare Services, Inc.*	1,909	44,041
ARC Document Solutions, Inc.*	1,436	13,254
Arrowhead Research Corp.*	2,100	14,206
Ascent Capital Group Inc., Class A*	531	21,139
Barrett Business Services, Inc.	342	14,651
Bridgepoint Education, Inc.*	480	4,632
Bright Horizons Family Solutions, Inc.*	1,200	61,524
Capella Education Co.	407	26,406
Cardtronics, Inc.*	1,763	66,289
Career Education Corp.*	2,300	11,569
Carriage Services, Inc.	600	14,322
CBIZ, Inc.*	1,340	12,502
CDI Corp.	741	10,411
Cenveo, Inc.*	1,299	2,780
Chemed Corp.	629	75,103
Civeo Corp.	3,700	9,398
Collectors Universe, Inc.	400	9,024
Convergys Corp.	3,983	91,091
CorVel Corp.*	462	15,897
CRA International, Inc.*	274	8,527
Cross Country Healthcare, Inc.*	1,084	12,856
Deluxe Corp.	1,907	132,117
Electro Rent Corp.	715	8,108
Ennis, Inc.	858	12,115
Euronet Worldwide, Inc.*	1,955	114,856
EVERTEC, Inc.	2,600	56,836
ExamWorks Group, Inc.*	1,300	54,106
ExlService Holdings, Inc.*	1,200	44,640
Forrester Research, Inc.	375	13,792
Franklin Covey Co.*	241	4,642
FTI Consulting, Inc.*	1,556	58,288
Global Cash Access Holdings, Inc.*	2,396	18,258
Grand Canyon Education, Inc.*	1,756	76,035
Great Lakes Dredge & Dock Corp.*	2,751	16,534

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Green Dot Corp.*	1,400	$22,288
H&E Equipment Services, Inc.	1,159	28,963
Healthcare Services Group, Inc.	2,680	86,108
Healthequity, Inc.*	200	4,998
Heartland Payment Systems, Inc.	1,269	59,453
Heidrick & Struggles International, Inc.	669	16,444
Hill International, Inc.*	1,500	5,385
HMS Holdings Corp.*	3,415	52,762
Huron Consulting Group, Inc.*	928	61,387
ICF International, Inc.*	748	30,556
INC Research Holdings, Inc.*	300	9,819
Information Services Group, Inc.	2,000	7,980
Insperity, Inc.	924	48,316
ITT Educational Services, Inc.*	900	6,111
K12, Inc.*	1,152	18,109
Kelly Services, Inc., Class A	1,014	17,684
Kforce, Inc.	1,086	24,229
Korn/Ferry International	1,790	58,837
Landauer, Inc.	480	16,867
Lendingtree, Inc.*	200	11,202
Liberty Tax, Inc.*	200	5,566
LifeLock, Inc.*	3,200	45,152
Matthews International Corp., Class A	1,205	62,070
MAXIMUS, Inc.	2,588	172,775
McGrath RentCorp	953	31,363
Medifast, Inc.*	331	9,920
MoneyGram International, Inc.*	878	7,586
Monro Muffler Brake, Inc.	1,237	80,467
Monster Worldwide, Inc.*	3,900	24,726
Multi-Color Corp.	467	32,377
National Research Corp.	687	9,893
Navigant Consulting, Inc.*	1,984	25,713
On Assignment, Inc.*	1,952	74,898
PAREXEL International Corp.*	2,199	151,709
Paylocity Holding Corp.*	300	8,592
Pendrell Corp.*	5,800	7,540
Performant Financial Corp.*	900	3,060
PHH Corp.*	1,989	48,074
PRGX Global, Inc.*	600	2,412
Quad/Graphics, Inc.	1,000	22,980
Rent-A-Center, Inc.	1,953	53,590
Resources Connection, Inc.	1,322	23,135
RPX Corp.*	2,100	30,219
ServiceSource International, Inc.*	2,400	7,440
Sotheby’s	2,341	98,931
SP Plus Corp.*	393	8,587
Steiner Leisure Ltd.*	543	25,738
Strayer Education, Inc.*	400	21,364
Team Health Holdings, Inc.*	2,572	150,488
Team, Inc.*	792	30,872
TeleTech Holdings, Inc.	707	17,993
The Advisory Board Co.*	1,550	82,584
The Brink’s Co.	2,010	55,536
The Corporate Executive Board Co.	1,269	101,342
The Hackett Group, Inc.	516	4,613
The Providence Service Corp.*	400	21,248

	Number of Shares	Value†

Commercial Services — (continued)
TriNet Group, Inc.*	700	$24,661
TrueBlue, Inc.*	1,576	38,376
Universal Technical Institute, Inc.	525	5,040
Viad Corp.	771	21,449
Weight Watchers International, Inc.*	1,200	8,388
WEX, Inc.*	1,457	156,424
Xoom Corp.*	1,300	19,097

		3,698,175

Computers — 2.2%
A10 Networks, Inc.*	800	3,464
Agilysys, Inc.*	376	3,700
CACI International, Inc., Class A*	850	76,432
Carbonite, Inc.*	800	11,440
Ciber, Inc.*	3,557	14,655
Computer Task Group, Inc.	579	4,232
Cray, Inc.*	1,399	39,284
Datalink Corp.*	900	10,836
Digimarc Corp.	300	6,585
Dot Hill Systems Corp.*	2,700	14,310
Electronics for Imaging, Inc.*	1,824	76,152
Engility Holdings, Inc.	700	21,028
EPAM Systems, Inc.*	1,400	85,806
iGATE Corp.*	1,457	62,156
Immersion Corp.*	842	7,730
Insight Enterprises, Inc.*	1,543	44,006
j2 Global, Inc.	1,774	116,516
LivePerson, Inc.*	1,925	19,702
Manhattan Associates, Inc.*	2,868	145,149
Maxwell Technologies, Inc.*	1,366	11,010
Mentor Graphics Corp.	3,676	88,334
Mercury Systems, Inc.*	1,036	16,110
MTS Systems Corp.	560	42,364
NetScout Systems, Inc.*	1,365	59,855
Nimble Storage, Inc.*	400	8,924
Qualys, Inc.*	700	32,536
Quantum Corp.*	8,761	14,018
RealD, Inc.*	1,608	20,566
Science Applications International Corp.	1,400	71,890
Silicon Graphics International Corp.*	1,366	11,871
Silver Spring Networks, Inc.*	1,500	13,410
Super Micro Computer, Inc.*	1,271	42,210
Sykes Enterprises, Inc.*	1,536	38,170
Synaptics, Inc.*	1,416	115,128
Syntel, Inc.*	1,160	60,007
The KEYW Holding Corp.*	1,300	10,699
Unisys Corp.*	1,724	40,014
Varonis Systems, Inc.*	300	7,698
Violin Memory, Inc.*	3,500	13,195
Virtusa Corp.*	889	36,787
Vocera Communications, Inc.*	800	7,936

		1,525,915

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc.*	760	11,856
Inter Parfums, Inc.	624	20,355

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Cosmetics & Personal Care — (continued)
Revlon, Inc., Class A*	570	$23,484

		55,695

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc.*	1,981	62,005
Core-Mark Holding Co., Inc.	882	56,730
Houston Wire & Cable Co.	969	9,428
Owens & Minor, Inc.	2,476	83,788
Pool Corp.	1,676	116,918
Rentrak Corp.*	365	20,279
ScanSource, Inc.*	1,181	48,008
Speed Commerce, Inc.*	2,800	1,788
Titan Machinery, Inc.*	523	6,982
United Stationers, Inc.	1,519	62,264
Watsco, Inc.	938	117,907

		586,097

Diversified Financial Services — 2.6%
Aircastle Ltd.	2,576	57,857
Altisource Asset Management Corp.*	53	9,812
Altisource Portfolio Solutions SA*	500	6,435
Ashford, Inc.*	26	3,088
BGC Partners, Inc., Class A	6,907	65,271
Blackhawk Network Holdings, Inc.*	500	17,885
Blackhawk Network Holdings, Inc., Class B*	1,500	53,325
Calamos Asset Management, Inc., Class A	469	6,308
Cohen & Steers, Inc.	817	33,456
Consumer Portfolio Services, Inc.*	1,100	7,689
Cowen Group, Inc., Class A*	5,390	28,028
Credit Acceptance Corp.*	220	42,900
Diamond Hill Investment Group, Inc.	107	17,120
Ellie Mae, Inc.*	1,100	60,841
Encore Capital Group, Inc.*	997	41,465
Enova International, Inc.*	1,029	20,261
Evercore Partners, Inc., Class A	1,222	63,129
FBR & Co.*	277	6,401
Federal Agricultural Mortgage Corp., Class C	300	8,457
Financial Engines, Inc.	1,900	79,477
FXCM, Inc.	2,000	4,260
Gain Capital Holdings, Inc.	800	7,816
GAMCO Investors, Inc., Class A	262	20,570
Greenhill & Co., Inc.	1,100	43,615
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,000	18,280
Higher One Holdings, Inc.*	1,500	3,630
INTL. FCstone, Inc.*	593	17,630
Investment Technology Group, Inc.*	1,300	39,403
J.G. Wentworth Company, Class A*	400	4,156
Janus Capital Group, Inc.	5,600	96,264
KCG Holdings, Inc.*	1,275	15,632
Ladenburg Thalmann Financial Services, Inc.*	4,000	15,440
Manning & Napier, Inc.	300	3,903
MarketAxess Holdings, Inc.	1,399	115,977
Marlin Business Services Corp.	200	4,006
Moelis & Co., Class A	300	9,036

	Number of Shares	Value†

Diversified Financial Services — (continued)
Nelnet, Inc., Class A	799	$37,809
NewStar Financial, Inc.*	1,300	15,249
Nicholas Financial, Inc.*	300	4,203
OM Asset Management PLC	900	16,776
On Deck Capital, Inc.*	400	8,516
Oppenheimer Holdings, Inc., Class A	238	5,583
Outerwall, Inc.	750	49,590
PennyMac Financial Service, Class A*	500	8,485
Piper Jaffray Cos.*	687	36,040
PRA Group, Inc.*	1,948	105,815
Pzena Investment Management, Inc., Class A	130	1,192
RCS Capital Corp.	500	5,320
Regional Management Corp.*	200	2,952
Springleaf Holdings, Inc.*	900	46,593
Stifel Financial Corp.*	2,506	139,710
Stonegate Mortgage Corp.*	300	3,246
Teton Advisors, Inc., Class B~	2	104
Virtus Investment Partners, Inc.	272	35,569
Wageworks, Inc.*	1,300	69,329
Walter Investment Management Corp.*	1,353	21,851
Westwood Holdings Group, Inc.	311	18,753
WisdomTree Investments, Inc.	3,800	81,548
World Acceptance Corp.*	262	19,105

		1,782,161

Electric — 2.0%
ALLETE, Inc.	1,651	87,107
Ameresco, Inc., Class A*	1,100	8,140
Atlantic Power Corp.	4,127	11,597
Avista Corp.	2,239	76,529
Black Hills Corp.	1,748	88,169
Cleco Corp.	2,271	123,815
Dynegy, Inc.*	4,600	144,578
El Paso Electric Co.	1,577	60,935
Empire District Electric Co.	1,719	42,666
EnerNOC, Inc.*	1,300	14,820
IDACORP, Inc.	1,901	119,516
MGE Energy, Inc.	1,342	59,477
NorthWestern Corp.	1,780	95,746
NRG Yield, Inc., Class A	1,000	50,730
Ormat Technologies, Inc.	1,200	45,624
Otter Tail Corp.	1,292	41,564
PNM Resources, Inc.	2,910	84,972
Portland General Electric Co.	2,956	109,638
UIL Holdings Corp.	2,191	112,661
Unitil Corp.	663	23,052

		1,401,336

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*	1,393	35,744
Belden, Inc.	1,655	154,842
Capstone Turbine Corp.*	13,500	8,775
Encore Wire Corp.	771	29,206
EnerSys	1,623	104,262
Generac Holdings, Inc.*	2,649	128,980
General Cable Corp.	1,900	32,737
GrafTech International Ltd.*	4,400	17,116
Graham Corp.	466	11,170

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Insteel Industries, Inc.	691	$14,946
Littelfuse, Inc.	878	87,264
Powell Industries, Inc.	429	14,487
PowerSecure International, Inc.*	800	10,528
Revolution Lighting Technologies, Inc.*	2,200	2,442
Universal Display Corp.*	1,549	72,416
Vicor Corp.*	422	6,414

		731,329

Electronics — 2.0%
American Science & Engineering, Inc.	278	13,583
Analogic Corp.	507	46,086
Applied Optoelectronics, Inc.*	700	9,716
Badger Meter, Inc.	459	27,512
Bel Fuse, Inc., Class B	269	5,119
Benchmark Electronics, Inc.*	2,077	49,910
Brady Corp., Class A	1,857	52,535
Checkpoint Systems, Inc.	1,545	16,717
Coherent, Inc.*	973	63,206
Control4 Corp.*	400	4,792
CTS Corp.	1,263	22,721
Cui Global, Inc.*	700	4,102
Electro Scientific Industries, Inc.	693	4,283
ESCO Technologies, Inc.	1,034	40,305
FARO Technologies, Inc.*	620	38,521
FEI Co.	1,546	118,022
Fluidigm Corp.*	1,100	46,310
II-VI, Inc.*	2,056	37,954
InvenSense, Inc.*	2,800	42,588
Itron, Inc.*	1,500	54,765
Kemet Corp.*	1,100	4,554
Kimball Electronics, Inc.*	933	13,193
Mesa Laboratories, Inc.	100	7,220
Methode Electronics, Inc.	1,460	68,678
Multi-Fineline Electronix, Inc.*	152	2,777
Newport Corp.*	1,463	27,885
NVE Corp.	209	14,404
OSI Systems, Inc.*	757	56,215
Park Electrochemical Corp.	833	17,959
Plexus Corp.*	1,303	53,123
Rofin-Sinar Technologies, Inc.*	1,186	28,737
Rogers Corp.*	660	54,259
Sanmina Corp.*	3,126	75,618
Sparton Corp.*	400	9,800
Stoneridge, Inc.*	673	7,598
TASER International, Inc.*	2,011	48,485
TTM Technologies, Inc.*	2,359	21,255
Viasystems Group, Inc.*	100	1,749
Vishay Precision Group, Inc.*	300	4,779
Watts Water Technologies, Inc., Class A	1,117	61,469
Woodward, Inc.	2,523	128,698

		1,407,202

Energy-Alternate Sources — 0.4%
Abengoa Yield PLC	1,200	40,536
Amyris, Inc.*	400	960
Clean Energy Fuels Corp.*	2,900	15,471
Enphase Energy, Inc.*	400	5,276

	Number of Shares	Value†

Energy-Alternate Sources — (continued)
FuelCell Energy, Inc.*	6,981	$8,726
FutureFuel Corp.	1,100	11,297
Green Plains, Inc.	1,467	41,883
Pacific Ethanol, Inc.*	900	9,711
Pattern Energy Group, Inc.	1,600	45,312
Plug Power, Inc.*	6,800	17,612
Renewable Energy Group, Inc.*	900	8,298
REX American Resources Corp.*	192	11,676
Solazyme, Inc.*	3,100	8,866
Terraform Power, Inc., Class A	1,000	36,510
Vivint Solar, Inc.*	800	9,712

		271,846

Engineering & Construction — 0.7%
Aegion Corp.*	1,555	28,068
Argan, Inc.	536	19,387
Dycom Industries, Inc.*	1,153	56,312
EMCOR Group, Inc.	2,363	109,809
Exponent, Inc.	520	46,228
Granite Construction, Inc.	1,444	50,742
Layne Christensen Co.*	926	4,639
MasTec, Inc.*	2,464	47,555
McDermott International, Inc.*	9,300	35,712
Mistras Group, Inc.*	800	15,408
MYR Group, Inc.*	983	30,807
Orion Marine Group, Inc.*	1,137	10,074
Sterling Construction Co., Inc.*	353	1,596
Tutor Perini Corp.*	1,397	32,620
VSE Corp.	104	8,516

		497,473

Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A	800	28,392
Carmike Cinemas, Inc.*	800	26,880
Churchill Downs, Inc.	520	59,785
Eros International PLC*	900	15,723
International Speedway Corp.	1,100	35,871
Isle of Capri Casinos, Inc.*	841	11,816
Marriott Vacations Worldwide Corp.	1,000	81,050
National CineMedia, Inc.	2,374	35,848
Penn National Gaming, Inc.*	3,200	50,112
Pinnacle Entertainment, Inc.*	2,182	78,748
Reading International, Inc., Class A*	700	9,415
Scientific Games Corp., Class A*	1,900	19,893
SFX Entertainment, Inc.*	1,500	6,135
Speedway Motorsports, Inc.	316	7,189
Vail Resorts, Inc.	1,346	139,203

		606,060

Environmental Control — 0.4%
Calgon Carbon Corp.	2,162	45,553
Casella Waste Systems, Inc., Class A*	2,300	12,650
Ceco Environmental Corp.	709	7,523
Darling Ingredients, Inc.*	6,267	87,801
Energy Recovery, Inc.*	1,918	4,968
Heritage-Crystal Clean, Inc.*	200	2,340
MSA Safety, Inc.	1,021	50,927
Nuverra Environmental Solutions, Inc.*	441	1,570

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Environmental Control — (continued)
Tetra Tech, Inc.	2,364	$56,783
U.S. Ecology, Inc.	742	37,078

		307,193

Food — 1.9%
B&G Foods, Inc.	2,172	63,922
Boulder Brands, Inc.*	2,579	24,578
Cal-Maine Foods, Inc.	1,246	48,669
Calavo Growers, Inc.	451	23,191
Dean Foods Co.	3,700	61,161
Diamond Foods, Inc.*	776	25,274
Fairway Group Holdings Corp.*	600	4,062
Fresh Del Monte Produce, Inc.	1,216	47,315
Ingles Markets, Inc., Class A	404	19,990
Inventure Foods, Inc.*	500	5,595
J&J Snack Foods Corp.	532	56,764
John B. Sanfilippo & Son, Inc.	400	17,240
Lancaster Colony Corp.	672	63,954
Lifeway Foods, Inc.*	87	1,861
NutriSystem, Inc.	1,037	20,719
Post Holdings, Inc.*	2,000	93,680
Sanderson Farms, Inc.	834	66,428
Seaboard Corp.*	11	45,452
Seneca Foods Corp., Class A*	211	6,290
Senomyx, Inc.*	1,800	7,938
Smart & Final Stores, Inc.*	500	8,800
Snyder’s-Lance, Inc.	1,879	60,053
SpartanNash Co.	1,530	48,287
SUPERVALU, Inc.*	7,700	89,551
The Chefs’ Warehouse Holdings, Inc.*	750	16,823
The Fresh Market, Inc.*	1,700	69,088
Tootsie Roll Industries, Inc.	835	28,334
TreeHouse Foods, Inc.*	1,614	137,222
United Natural Foods, Inc.*	1,900	146,376
Village Super Market, Inc., Class A	268	8,426
Weis Markets, Inc.	466	23,188

		1,340,231

Forest Products & Paper — 0.6%
Clearwater Paper Corp.*	778	50,803
Deltic Timber Corp.	392	25,970
KapStone Paper and Packaging Corp.	3,240	106,402
Neenah Paper, Inc.	574	35,898
Orchids Paper Products Co.	400	10,784
P.H. Glatfelter Co.	1,659	45,672
Resolute Forest Products*	2,700	46,575
Schweitzer-Mauduit International, Inc.	1,176	54,237
Wausau Paper Corp.	1,781	16,973

		393,314

Gas — 1.1%
Chesapeake Utilities Corp.	535	27,076
New Jersey Resources Corp.	3,264	101,380
Northwest Natural Gas Co.	1,050	50,348
One Gas, Inc.	2,000	86,460
Piedmont Natural Gas Co., Inc.	2,951	108,921
South Jersey Industries, Inc.	1,240	67,307
Southwest Gas Corp.	1,794	104,357

	Number of Shares	Value†

Gas — (continued)
The Laclede Group, Inc.	1,656	$84,820
WGL Holdings, Inc.	1,994	112,462

		743,131

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	1,670	63,694

Healthcare Products — 3.9%
Abaxis, Inc.	829	53,147
ABIOMED, Inc.*	1,489	106,583
Accelerate Diagnostics, Inc.*	951	21,397
Accuray, Inc.*	2,738	25,463
Affymetrix, Inc.*	2,371	29,780
AngioDynamics, Inc.*	958	17,043
AtriCure, Inc.*	1,200	24,588
Atrion Corp.	37	12,784
BioTelemetry, Inc.*	800	7,080
Cantel Medical Corp.	1,275	60,562
Cardiovascular Systems, Inc.*	1,000	39,040
Cepheid, Inc.*	2,680	152,492
Cerus Corp.*	3,600	15,012
Cimpress NV*	1,300	109,694
CONMED Corp.	1,003	50,641
CryoLife, Inc.	1,399	14,508
Cyberonics, Inc.*	1,032	66,997
Cynosure, Inc., Class A*	694	21,285
DexCom, Inc.*	2,742	170,936
Endologix, Inc.*	2,298	39,227
Exactech, Inc.*	209	5,357
GenMark Diagnostics, Inc.*	1,200	15,576
Genomic Health, Inc.*	509	15,550
Globus Medical, Inc.*	2,600	65,624
Greatbatch, Inc.*	993	57,445
Haemonetics Corp.*	1,946	87,414
Hanger, Inc.*	1,408	31,948
HeartWare International, Inc.*	689	60,474
ICU Medical, Inc.*	479	44,614
Inogen, Inc.*	200	6,398
Insulet Corp.*	2,146	71,569
Integra LifeSciences Holdings Corp.*	1,026	63,253
Invacare Corp.	1,190	23,098
K2M Group Holdings, Inc.*	300	6,615
LDR Holding Corp.*	700	25,648
Luminex Corp.*	1,353	21,648
Masimo Corp.*	1,504	49,602
Merge Healthcare, Inc.*	1,657	7,407
Meridian Bioscience, Inc.	1,760	33,581
Merit Medical Systems, Inc.*	1,875	36,094
MiMedx Group, Inc.*	3,200	33,280
Nanostring Technologies, Inc.*	600	6,114
Natus Medical, Inc.*	1,175	46,377
Navidea Biopharmaceuticals, Inc.*	6,000	9,540
NuVasive, Inc.*	1,706	78,459
NxStage Medical, Inc.*	2,284	39,513
Ocular Therapeutix, Inc.*	200	8,397
OraSure Technologies, Inc.*	2,201	14,395
Orthofix International N.V.*	671	24,082

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
PhotoMedex, Inc.*	700	$1,407
Quidel Corp.*	1,051	28,356
Rockwell Medical, Inc.*	1,800	19,674
Spectranetics Corp.*	1,465	50,923
STAAR Surgical Co.*	1,400	10,402
STERIS Corp.	2,232	156,843
SurModics, Inc.*	373	9,709
Symmetry Surgical, Inc.*	436	3,196
Tandem Diabetes Care, Inc.*	400	5,048
The Female Health Co.	904	2,558
Thoratec Corp.*	2,000	83,780
Tornier N.V.*	1,200	31,464
Unilife Corp.*	3,410	13,674
Utah Medical Products, Inc.	200	11,972
Vascular Solutions, Inc.*	483	14,645
West Pharmaceutical Services, Inc.	2,678	161,242
Wright Medical Group, Inc.*	1,861	48,014
Zeltiq Aesthetics, Inc.*	1,100	33,913

		2,714,151

Healthcare Services — 1.8%
AAC Holdings, Inc.*	200	6,116
Acadia Healthcare Co., Inc.*	1,600	114,560
Addus Homecare Corp.*	400	9,208
Adeptus Health, Inc., Class A*	100	5,022
Air Methods Corp.*	1,487	69,279
Alliance Healthcare Services, Inc.*	200	4,436
Almost Family, Inc.*	177	7,914
Amedisys, Inc.*	1,006	26,941
Amsurg Corp.*	1,623	99,847
Bio-Reference Labs, Inc.*	1,007	35,487
Capital Senior Living Corp.*	1,036	26,874
Catalent, Inc.*	2,000	62,300
Civitas Solutions, Inc.*	400	8,376
Five Star Quality Care, Inc.*	2,500	11,100
Genesis Healthcare, Inc.*	561	3,994
HealthSouth Corp.	3,336	147,985
Healthways, Inc.*	1,258	24,783
IPC The Hospitalist Co., Inc.*	647	30,176
Kindred Healthcare, Inc.	2,775	66,008
LHC Group, Inc.*	382	12,617
Magellan Health Services, Inc.*	1,041	73,724
Molina Healthcare, Inc.*	1,168	78,595
National Healthcare Corp.	406	25,866
NeoStem, Inc.*	1,400	3,556
RadNet, Inc.*	1,500	12,600
Select Medical Holdings Corp.	3,100	45,973
Surgical Care Affiliates, Inc.*	400	13,732
The Ensign Group, Inc.	740	34,676
Triple-S Management Corp., Class B*	791	15,725
U.S. Physical Therapy, Inc.	491	23,322
Universal American Corp.*	1,780	19,010
WellCare Health Plans, Inc.*	1,626	148,714

		1,268,516

Holding Companies — 0.1%
FCB Financial Holdings Inc*	500	13,685
HRG Group, Inc.*	3,375	42,120

	Number of Shares	Value†

Holding Companies — (continued)
National Bank Holdings Corp.	1,400	$26,334
Resource America, Inc., Class A	1,000	9,100

		91,239

Home Builders — 0.8%
Beazer Homes USA, Inc.*	924	16,373
Cavco Industries, Inc.*	369	27,697
Hovnanian Enterprises, Inc., Class A*	4,810	17,124
Installed Building Products, Inc.*	300	6,528
KB Home	3,400	53,108
LGI Homes, Inc.*	400	6,664
M/I Homes, Inc.*	836	19,930
MDC Holdings, Inc.	1,500	42,750
Meritage Homes Corp.*	1,490	72,474
Standard Pacific Corp.*	5,590	50,310
The New Home Co., Inc.*	600	9,570
The Ryland Group, Inc.	1,746	85,100
TRI Pointe Homes, Inc.*	5,700	87,951
UCP, Inc., Class A*	500	4,350
WCI Communities, Inc.*	400	9,580
William Lyon Homes, Class A*	600	15,492
Winnebago Industries, Inc.	1,122	23,854

		548,855

Home Furnishings — 0.5%
American Woodmark Corp.*	369	20,195
Daktronics, Inc.	1,209	13,069
DTS, Inc.*	703	23,951
Ethan Allen Interiors, Inc.	1,028	28,414
Flexsteel Industries, Inc.	200	6,258
iRobot Corp.*	1,082	35,306
Kimball International, Inc., Class B	1,244	13,037
La-Z-Boy, Inc.	1,962	55,152
Norcraft Cos, Inc.*	500	12,785
Select Comfort Corp.*	2,072	71,422
Skullcandy, Inc.*	407	4,599
TiVo, Inc.*	3,955	41,963
Universal Electronics, Inc.*	600	33,864
VOXX International Corp.*	825	7,557

		367,572

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	2,000	21,060
La Quinta Holdings Inc*	1,800	42,624

		63,684

Household Products & Wares — 0.5%
ACCO Brands Corp.*	4,393	36,506
Central Garden & Pet Co., Class A*	1,202	12,765
CSS Industries, Inc.	212	6,392
Helen of Troy Ltd.*	1,095	89,231
Prestige Brands Holdings, Inc.*	1,972	84,579
Tumi Holdings, Inc.*	1,800	44,028
WD-40 Co.	546	48,343

		321,844

Housewares — 0.1%
Libbey, Inc.	800	31,928

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Housewares — (continued)
Lifetime Brands, Inc.	200	$3,056

		34,984

Insurance — 2.9%
Ambac Financial Group, Inc.*	1,700	41,140
American Equity Investment Life Holding Co.	2,876	83,778
AMERISAFE, Inc.	708	32,745
AmTrust Financial Services, Inc.	1,067	60,803
Argo Group International Holdings Ltd.	1,145	57,427
Atlas Financial Holdings, Inc.*	400	7,068
Baldwin & Lyons, Inc., Class B	325	7,624
Citizens, Inc.*	1,466	9,031
CNO Financial Group, Inc.	7,393	127,307
Crawford & Co., Class B	1,538	13,288
Donegal Group, Inc., Class A	283	4,449
eHealth, Inc.*	720	6,754
EMC Insurance Group, Inc.	100	3,380
Employers Holdings, Inc.	1,282	34,601
Enstar Group Ltd.*	274	38,870
Essent Group Ltd.*	1,700	40,647
FBL Financial Group, Inc., Class A	327	20,277
Federated National Holding Co.	500	15,300
Fidelity & Guaranty Life	500	10,600
First American Financial Corp.	3,873	138,189
Global Indemnity PLC*	383	10,628
Greenlight Capital Re, Ltd., Class A*	1,128	35,870
Hallmark Financial Services, Inc.*	255	2,703
HCI Group, Inc.	300	13,761
Hilltop Holdings, Inc.*	2,984	58,003
Horace Mann Educators Corp.	1,509	51,608
Infinity Property & Casualty Corp.	420	34,461
James River Group Holdings	400	9,412
Kansas City Life Insurance Co.	73	3,353
Kemper Corp.	1,800	70,128
Maiden Holdings Ltd.	2,268	33,634
Meadowbrook Insurance Group, Inc.	1,518	12,903
MGIC Investment Corp.*	12,827	123,524
Montpelier Re Holdings Ltd.	1,507	57,929
National General Holdings Corp.	1,500	28,050
National Interstate Corp.	402	11,288
National Western Life Insurance Co.,Class A	52	13,224
NMI Holdings, Inc., Class A*	2,100	15,729
OneBeacon Insurance Group Ltd., Class A	1,100	16,731
Primerica, Inc.	2,100	106,890
Radian Group, Inc.	7,203	120,938
RenaissanceRe Holdings Ltd.	0	38
RLI Corp.	1,522	79,768
Safety Insurance Group, Inc.	482	28,799
Selective Insurance Group, Inc.	2,175	63,184
State Auto Financial Corp.	776	18,849
State National Cos., Inc.	1,000	9,950
Stewart Information Services Corp.	808	32,837
Symetra Financial Corp.	2,900	68,034
The Navigators Group, Inc.*	395	30,747
The Phoenix Cos., Inc.*	146	7,299
Third Point Reinsurance Ltd.*	2,300	32,545

	Number of Shares	Value†

Insurance — (continued)
United Fire Group, Inc.	680	$21,604
United Insurance Holdings Corp.	800	18,000
Universal Insurance Holdings, Inc.	1,251	32,013

		2,027,712

Internet — 2.0%
1-800-Flowers.com, Inc., Class A*	737	8,719
Angie’s List, Inc.*	1,600	9,392
Bankrate, Inc.*	2,723	30,879
Barracuda Networks, Inc.*	200	7,694
Bazaarvoice, Inc.*	1,900	10,735
Blucora, Inc.*	1,496	20,435
Blue Nile, Inc.*	439	13,978
Boingo Wireless, Inc.*	900	6,786
Box, Inc., Class A*	500	9,875
Brightcove, Inc.*	1,200	8,796
BroadSoft, Inc.*	1,061	35,501
ChannelAdvisor Corp.*	900	8,721
Chegg, Inc.*	3,100	24,645
Cinedigm Corp., Class A*	2,500	4,050
Cogent Communications Holdings, Inc.	1,819	64,265
comScore, Inc.*	1,359	69,581
Constant Contact, Inc.*	1,165	44,515
Coupons.com, Inc.*	500	5,870
Covisint Corp.*	1,206	2,448
Dealertrack Technologies, Inc.*	2,096	80,738
Dice Holdings, Inc.*	1,163	10,374
Endurance International Group Holdings, Inc.*	1,400	26,684
ePlus, Inc.*	174	15,126
FTD Cos, Inc.*	818	24,491
Global Eagle Entertainment, Inc.*	1,500	19,965
Global Sources Ltd.*	316	1,852
GrubHub, Inc.*	400	18,156
HealthStream, Inc.*	900	22,680
Internap Corp.*	1,921	19,652
IntraLinks Holdings, Inc.*	1,700	17,578
Limelight Networks, Inc.*	1,172	4,254
Lionbridge Technologies, Inc.*	2,243	12,830
Liquidity Services, Inc.*	1,035	10,226
Marketo, Inc.*	1,100	28,182
Moduslink Global Solutions, Inc.*	945	3,638
New Media Investment Group, Inc.	1,700	40,681
NIC, Inc.	2,629	46,454
Orbitz Worldwide, Inc.*	1,476	17,210
Overstock.com, Inc.*	571	13,830
Perficient, Inc.*	1,245	25,759
Q2 Holdings, Inc.*	600	12,684
QuinStreet, Inc.*	1,815	10,799
ReachLocal, Inc.*	200	582
RealNetworks, Inc.*	515	3,466
Reis, Inc.	400	10,256
RetailMeNot, Inc.*	1,300	23,413
Rightside Group Ltd.*	260	2,639
RingCentral, Inc., Class A*	1,200	18,396
Safeguard Scientifics, Inc.*	550	9,944
Shutterfly, Inc.*	1,490	67,408

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Shutterstock, Inc.*	600	$41,202
SPS Commerce, Inc.*	600	40,260
Stamps.com, Inc.*	462	31,088
TechTarget, Inc.*	500	5,765
TeleCommunication Systems, Inc., Class A*	1,400	5,362
Textura Corp.*	800	21,744
Travelzoo, Inc.*	311	2,998
Truecar, Inc.*	200	3,570
Unwired Planet, Inc.*	1,950	1,115
VASCO Data Security International, Inc.*	1,028	22,143
VirnetX Holding Corp.*	1,583	9,640
Wayfair, Inc., Class A*	500	16,060
Web.com Group, Inc.*	2,000	37,900
WebMD Health Corp.*	1,486	65,139
Wix.com Ltd.*	300	5,748
XO Group, Inc.*	859	15,178
Zendesk, Inc.*	400	9,076
Zix Corp.*	3,548	13,944

		1,354,764

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	21,654
Caesars Acquisition Co., Class A*	1,900	12,920

		34,574

Iron & Steel — 0.2%
AK Steel Holding Corp.*	7,200	32,184
Commercial Metals Co.	4,700	76,093
Ryerson Holding Corp.*	800	5,096
Schnitzer Steel Industries, Inc., Class A	900	14,274
Shiloh Industries, Inc.*	400	5,616
Universal Stainless & Alloy Products, Inc.*	333	8,731

		141,994

Leisure Time — 0.8%
Arctic Cat, Inc.	444	16,126
Black Diamond, Inc.*	1,300	12,285
Brunswick Corp.	3,468	178,429
Callaway Golf Co.	2,746	26,169
ClubCorp Holdings, Inc.	800	15,488
Diamond Resorts International, Inc.*	1,400	46,802
Escalade, Inc.	600	10,428
Fox Factory Holding Corp.*	500	7,670
Interval Leisure Group, Inc.	1,416	37,113
Johnson Outdoors, Inc.	200	6,622
Life Time Fitness, Inc.*	1,559	110,627
Malibu Boats, Inc., Class A*	500	11,675
Marine Products Corp.	160	1,371
Nautilus, Inc.*	1,300	19,851
Travelport Worldwide Ltd.	1,200	20,040

		520,696

Lodging — 0.1%
Boyd Gaming Corp.*	3,000	42,600
Intrawest Resorts Holdings, Inc.*	200	1,744
Monarch Casino & Resort, Inc.*	185	3,541
Morgans Hotel Group Co.*	1,494	11,578

	Number of Shares	Value†

Lodging — (continued)
The Marcus Corp.	933	$19,864

		79,327

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	698	29,930
Hyster-Yale Materials Handling, Inc.	444	32,541

		62,471

Machinery - Diversified — 0.9%
Alamo Group, Inc.	317	20,012
Albany International Corp., Class A	1,132	44,997
Altra Industrial Motion Corp.	1,003	27,723
Applied Industrial Technologies, Inc.	1,582	71,728
Briggs & Stratton Corp.	1,936	39,766
Chart Industries, Inc.*	1,177	41,283
Cognex Corp.*	3,314	164,341
Columbus McKinnon Corp.	685	18,454
DXP Enterprises, Inc.*	522	23,015
Global Power Equipment Group, Inc.	900	11,880
Hurco Cos., Inc.	200	6,586
Intevac, Inc.*	800	4,912
Kadant, Inc.	499	26,252
Lindsay Corp.	453	34,541
Manitex International, Inc.*	500	4,865
NACCO Industries, Inc., Class A	222	11,764
Power Solutions International, Inc.*	100	6,429
Tennant Co.	736	48,112
The ExOne Co.*	500	6,825
The Gorman-Rupp Co.	751	22,493
Twin Disc, Inc.	235	4,153
Xerium Technologies, Inc.*	400	6,488

		646,619

Media — 1.1%
A.H. Belo Corp., Class A	1,100	9,053
Central European Media Enterprises Ltd., Class A*	3,100	8,246
Crown Media Holdings, Inc., Class A*	217	868
Cumulus Media, Inc., Class A*	5,200	12,844
Daily Journal Corp.*	2	366
Demand Media, Inc.*	260	1,487
Dex Media, Inc.*	700	2,933
Entercom Communications Corp., Class A*	700	8,505
Entravision Communications Corp., Class A	2,800	17,724
Gray Television, Inc.*	2,000	27,640
Hemisphere Media Group, Inc.*	600	7,590
Houghton Mifflin Harcourt Co.*	4,300	100,964
Journal Communications, Inc., Class A*	1,784	26,439
Lee Enterprises, Inc.*	1,700	5,389
Martha Stewart Living Omnimedia, Inc., Class A*	562	3,653
Media General, Inc.*	3,000	49,470
Meredith Corp.	1,300	72,501
Nexstar Broadcasting Group, Inc., Class A	1,100	62,942
Saga Communications, Inc.	133	5,924
Scholastic Corp.	956	39,139
Sinclair Broadcast Group, Inc., Class A	2,417	75,918
The E.W. Scripps Co., Class A*	2,006	57,051

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
The McClatchy Co., Class A*	2,400	$4,416
The New York Times Co., Class A	5,321	73,217
Time, Inc.	4,300	96,492
World Wrestling Entertainment, Inc., Class A	1,314	18,409

		789,180

Metal Fabricate/Hardware — 0.8%
A.M. Castle & Co.*	435	1,588
Advanced Drainage Systems, Inc.	700	20,958
Ampco-Pittsburgh Corp.	214	3,736
CIRCOR International, Inc.	735	40,205
Dynamic Materials Corp.	690	8,811
Furmanite Corp.*	1,354	10,683
Global Brass & Copper Holdings, Inc.	600	9,270
Haynes International, Inc.	564	25,160
L.B. Foster Co., Class A	366	17,378
Mueller Industries, Inc.	2,188	79,053
Mueller Water Products, Inc., Class A	6,192	60,991
NN, Inc.	700	17,556
Northwest Pipe Co.*	483	11,085
Olympic Steel, Inc.	231	3,109
Omega Flex, Inc.	59	1,484
RBC Bearings, Inc.	937	71,718
Rexnord Corp.*	2,800	74,732
RTI International Metals, Inc.*	1,113	39,968
Sun Hydraulics Corp.	859	35,528
Worthington Industries, Inc.	1,984	52,794

		585,807

Mining — 0.6%
Century Aluminum Co.*	1,754	24,205
Coeur Mining, Inc.*	3,828	18,030
Globe Specialty Metals, Inc.	2,414	45,673
Gold Resource Corp.	1,300	4,147
Hecla Mining Co.	12,817	38,195
Horsehead Holding Corp.*	1,983	25,105
Kaiser Aluminum Corp.	716	55,053
Materion Corp.	857	32,934
Molycorp, Inc.*	5,800	2,235
Noranda Aluminium Holding Corp.	2,500	7,425
Ring Energy, Inc.*	800	8,496
Stillwater Mining Co.*	4,524	58,450
United States Lime & Minerals, Inc.	29	1,870
US Silica Holdings, Inc.	2,100	74,781

		396,599

Miscellaneous Manufacturing — 1.8%
Actuant Corp., Class A	2,506	59,492
American Railcar Industries, Inc.	400	19,892
AZZ, Inc.	976	45,472
Barnes Group, Inc.	2,065	83,612
Blount International, Inc.*	1,995	25,696
Chase Corp.	200	8,746
CLARCOR, Inc.	1,898	125,382
EnPro Industries, Inc.	917	60,476
Fabrinet*	1,500	28,485
Federal Signal Corp.	2,343	36,996

	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
FreightCar America, Inc.	570	$17,915
GP Strategies Corp.*	400	14,800
Handy & Harman Ltd.*	200	8,212
Harsco Corp.	3,200	55,232
Hillenbrand, Inc.	2,374	73,285
John Bean Technologies Corp.	1,229	43,900
Koppers Holdings, Inc.	820	16,138
LSB Industries, Inc.*	749	30,956
Lydall, Inc.*	600	19,032
Movado Group, Inc.	760	21,675
Myers Industries, Inc.	1,125	19,721
NL Industries, Inc.*	90	697
Park-Ohio Holdings Corp.	400	21,068
Polypore International, Inc.*	1,700	100,130
Proto Labs, Inc.*	900	63,000
Raven Industries, Inc.	1,346	27,539
Smith & Wesson Holding Corp.*	2,179	27,739
Standex International Corp.	500	41,065
Sturm Ruger & Co., Inc.	819	40,647
Tredegar Corp.	1,061	21,337
TriMas Corp.*	1,795	55,268
Trinseo SA*	600	11,880

		1,225,485

Office & Business Equipment — 0.0%
Eastman Kodak Co.*	800	15,192

Office Furnishings — 0.5%
Herman Miller, Inc.	2,232	61,961
HNI Corp.	1,643	90,644
Interface, Inc.	2,595	53,924
Knoll, Inc.	1,953	45,759
Steelcase, Inc., Class A	3,131	59,301

		311,589

Oil & Gas — 1.6%
Abraxas Petroleum Corp.*	4,100	13,325
Adams Resources & Energy, Inc.	100	6,721
Alon USA Energy, Inc.	952	15,775
American Eagle Energy Corp.*	1,200	216
Approach Resources, Inc.*	1,341	8,837
Bill Barrett Corp.*	2,025	16,807
Bonanza Creek Energy, Inc.*	1,300	32,058
C&J Energy Services Ltd.*	1,830	20,368
Callon Petroleum Co.*	2,000	14,940
Carrizo Oil & Gas, Inc.*	1,965	97,562
Clayton Williams Energy, Inc.*	217	10,987
Comstock Resources, Inc.	1,987	7,094
Contango Oil & Gas Co.*	703	15,466
Delek US Holdings, Inc.	2,298	91,345
Diamondback Energy, Inc.*	1,600	122,944
Eclipse Resources Corp.*	1,400	7,868
Emerald Oil, Inc.*	2,200	1,628
Energy XXI Ltd.	3,733	13,588
Evolution Petroleum Corp.	500	2,975
EXCO Resources, Inc.	6,375	11,666
FMSA Holdings, Inc.*	900	6,516
FX Energy, Inc.*	1,389	1,736

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Gastar Exploration, Inc.*	2,600	$6,812
Goodrich Petroleum Corp.*	1,281	4,548
Halcon Resources Corp.*	9,876	15,209
Harvest Natural Resources, Inc.*	1,400	626
Hercules Offshore, Inc.*	6,105	2,559
Isramco, Inc.*	21	2,642
Jones Energy, Inc.*	600	5,388
Magnum Hunter Resources Corp.*	7,500	20,025
Matador Resources Co.*	2,900	63,568
Midstates Petroleum Co., Inc.*	1,100	935
Miller Energy Resources, Inc.*	1,900	1,188
Northern Oil & Gas, Inc.*	2,253	17,371
Panhandle Oil and Gas, Inc., Class A	634	12,547
Parker Drilling Co.*	5,217	18,207
Parsley Energy, Inc., Class A*	2,000	31,960
PDC Energy, Inc.*	1,412	76,304
Penn Virginia Corp.*	2,412	15,630
PetroQuest Energy, Inc.*	1,539	3,540
Resolute Energy Corp.*	3,000	1,690
Rex Energy Corp.*	1,800	6,696
Rosetta Resources, Inc.*	2,737	46,584
RSP Permian, Inc.*	900	22,671
Sanchez Energy Corp.*	1,900	24,719
Stone Energy Corp.*	2,079	30,520
Swift Energy Co.*	1,889	4,080
Synergy Resources Corp.*	3,100	36,735
Transatlantic Petroleum Ltd.*	1,000	5,340
Trecora Resources*	1,000	12,200
Triangle Petroleum Corp.*	2,800	14,084
Vaalco Energy, Inc.*	2,430	5,954
W&T Offshore, Inc.	1,643	8,396
Warren Resources, Inc.*	3,605	3,208
Western Refining, Inc.	1,837	90,729

		1,133,087

Oil & Gas Services — 0.7%
Basic Energy Services, Inc.*	1,188	8,233
CARBO Ceramics, Inc.	800	24,408
CHC Group Ltd.*	1,400	1,862
Dawson Geophysical Co.*	378	1,616
Exterran Holdings, Inc.	2,300	77,211
Flotek Industries, Inc.*	2,000	29,480
Forum Energy Technologies, Inc.*	2,300	45,080
Geospace Technologies Corp.*	476	7,859
Gulf Island Fabrication, Inc.	518	7,697
Helix Energy Solutions Group, Inc.*	4,101	61,351
Hornbeck Offshore Services, Inc.*	1,378	25,920
ION Geophysical Corp.*	5,465	11,859
Key Energy Services, Inc.*	5,224	9,508
Matrix Service Co.*	987	17,332
Mitcham Industries, Inc.*	300	1,380
Natural Gas Services Group, Inc.*	594	11,417
Newpark Resources, Inc.*	3,512	31,994
North Atlantic Drilling Ltd.	2,800	3,248
Pioneer Energy Services Corp.*	2,650	14,363
SEACOR Holdings, Inc.*	700	48,769
Tesco Corp.	1,400	15,918

	Number of Shares	Value†

Oil & Gas Services — (continued)
TETRA Technologies, Inc.*	2,979	$18,410
Thermon Group Holdings, Inc.*	1,100	26,477
Vantage Drilling Co.*	9,090	2,977
Willbros Group, Inc.*	1,517	5,021

		509,390

Packaging and Containers — 0.5%
AEP Industries, Inc.*	138	7,595
Berry Plastics Group, Inc.*	3,500	126,665
Graphic Packaging Holding Co.	12,287	178,653
UFP Technologies, Inc.*	200	4,556

		317,469

Pharmaceuticals — 4.7%
ACADIA Pharmaceuticals, Inc.*	3,000	97,770
AcelRx Pharmaceuticals, Inc.*	900	3,474
Actinium Pharmaceuticals, Inc.*	800	1,976
Aegerion Pharmaceuticals, Inc.*	1,100	28,787
Aerie Pharmaceuticals, Inc.*	300	9,402
Agios Pharmaceuticals, Inc.*	500	47,150
Akebia Therapeutics, Inc.*	300	3,333
Akorn, Inc.*	2,413	114,642
Alimera Sciences, Inc.*	1,100	5,511
Ampio Pharmaceuticals, Inc.*	1,200	9,036
Anacor Pharmaceuticals, Inc.*	1,300	75,205
Anika Therapeutics, Inc.*	500	20,585
Antares Pharma, Inc.*	5,200	14,092
Aratana Therapeutics, Inc.*	900	14,409
Array BioPharma, Inc.*	4,748	34,993
Auspex Pharmaceuticals, Inc.*	400	40,108
Bio-Path Holdings, Inc.*	3,400	6,120
BioDelivery Sciences International, Inc.*	1,900	19,950
BioScrip, Inc.*	2,011	8,909
Biospecifics Technologies Corp.*	100	3,915
Cempra, Inc.*	1,100	37,741
ChemoCentryx, Inc.*	1,000	7,550
Chimerix, Inc.*	1,100	41,459
Clovis Oncology, Inc.*	1,000	74,230
Corcept Therapeutics, Inc.*	2,900	16,240
Cytori Therapeutics, Inc.*	3,510	4,142
Depomed, Inc.*	1,983	44,439
Derma Sciences, Inc.*	700	5,929
Diplomat Pharmacy, Inc.*	600	20,748
Dyax Corp.*	5,020	84,110
Enanta Pharmaceuticals, Inc.*	400	12,248
Endocyte, Inc.*	1,500	9,390
Esperion Therapeutics, Inc.*	200	18,520
Fibrogen, Inc.*	400	12,552
Galectin Therapeutics, Inc.*	800	2,680
Heron Therapeutics, Inc.*	900	13,095
Horizon Pharma PLC*	2,400	62,328
Hyperion Therapeutics, Inc.*	400	18,360
IGI Laboratories, Inc.*	1,800	14,688
Immune Design Corp.*	100	2,111
Impax Laboratories, Inc.*	2,637	123,596
Infinity Pharmaceuticals, Inc.*	1,828	25,555
Insys Therapeutics, Inc.*	300	17,439
Intra-Cellular Therapies, Inc.*	800	19,104

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Ironwood Pharmaceuticals, Inc.*	4,461	$71,376
Isis Pharmaceuticals, Inc.*	4,410	280,785
Keryx Biopharmaceuticals, Inc.*	3,500	44,555
Kindred Biosciences, Inc.*	500	3,570
Lannett Co., Inc.*	997	67,507
MannKind Corp.*	8,904	46,301
Mirati Therapeutics, Inc.*	300	8,796
Nanoviricides, Inc.*	1,500	3,375
Natural Grocers By Vitamin Cottage, Inc.*	400	11,044
Nature’s Sunshine Products, Inc.	200	2,624
Nektar Therapeutics*	4,833	53,163
Neogen Corp.*	1,302	60,843
Neurocrine Biosciences, Inc.*	3,177	126,159
Nevro Corp.*	300	14,379
Northwest Biotherapeutics, Inc.*	1,600	11,792
Nutraceutical International Corp.*	196	3,861
Ohr Pharmaceutical, Inc.*	1,000	2,540
Omega Protein Corp.*	500	6,845
Ophthotech Corp.*	600	27,918
OPKO Health, Inc.*	7,176	101,684
Orexigen Therapeutics, Inc.*	4,188	32,792
Osiris Therapeutics, Inc.*	773	13,589
Otonomy, Inc.*	300	10,608
Pacira Pharmaceuticals, Inc.*	1,300	115,505
Pain Therapeutics, Inc.*	1,200	2,268
Pernix Therapeutics Holdings, Inc.*	1,500	16,035
PharMerica Corp.*	1,220	34,392
Phibro Animal Health Corp., Class A	700	24,787
Portola Pharmaceuticals, Inc.*	1,700	64,532
POZEN, Inc.*	1,002	7,735
PRA Health Sciences, Inc.*	800	23,072
Progenics Pharmaceuticals, Inc.*	2,601	15,554
Radius Health, Inc.*	300	12,348
Raptor Pharmaceutical Corp.*	2,600	28,262
Receptos, Inc.*	800	131,912
Regulus Therapeutics, Inc.*	500	8,470
Relypsa, Inc.*	700	25,249
Repros Therapeutics, Inc.*	900	7,731
Revance Therapeutics, Inc.*	400	8,292
Sagent Pharmaceuticals, Inc.*	1,000	23,250
Sarepta Therapeutics, Inc.*	1,400	18,592
Sciclone Pharmaceuticals, Inc.*	2,277	20,174
Sucampo Pharmaceuticals, Inc., Class A*	671	10,441
Supernus Pharmaceuticals, Inc.*	1,400	16,926
Synageva BioPharma Corp.*	900	87,777
Synergy Pharmaceuticals, Inc.*	4,300	19,866
Synta Pharmaceuticals Corp.*	1,921	3,727
Synutra International, Inc.*	311	1,990
TESARO, Inc.*	700	40,180
Tetraphase Pharmaceuticals, Inc.*	1,200	43,968
TG Therapeutics, Inc.*	1,200	18,576
TherapeuticsMD, Inc.*	4,500	27,225
Threshold Pharmaceuticals, Inc.*	2,000	8,120
USANA Health Sciences, Inc.*	224	24,891
Vanda Pharmaceuticals, Inc.*	1,241	11,541
Vital Therapies, Inc.*	300	7,503

	Number of Shares	Value†

Pharmaceuticals — (continued)
VIVUS, Inc.*	3,770	$9,274
Xencor, Inc.*	400	6,128
XenoPort, Inc.*	1,927	13,720
Zafgen, Inc.*	300	11,883
Zogenix, Inc.*	4,600	6,302
Zs Pharma, Inc.*	300	12,624

		3,224,549

Pipelines — 0.2%
Primoris Services Corp.	1,490	25,613
SemGroup Corp.	1,600	130,144

		155,757

Real Estate — 0.4%
Alexander & Baldwin, Inc.	1,800	77,724
AV Homes, Inc.*	195	3,112
Consolidated-Tomoka Land Co.	124	7,398
Forestar Group, Inc.*	1,163	18,340
FRP Holdings, Inc.*	369	13,432
HFF, Inc., Class A	1,100	41,294
Kennedy-Wilson Holdings, Inc.	2,681	70,081
Marcus & Millichap, Inc.*	200	7,496
RE/MAX Holdings, Inc., Class A	400	13,284
The St. Joe Co.*	2,500	46,400

		298,561

Retail — 5.9%
Aeropostale, Inc.*	3,184	11,048
America’s Car-Mart, Inc.*	227	12,315
American Eagle Outfitters, Inc.	7,600	129,808
ANN, Inc.*	1,785	73,239
Asbury Automotive Group, Inc.*	1,049	87,172
Barnes & Noble, Inc.*	1,400	33,250
bebe Stores, Inc.	1,517	5,507
Big 5 Sporting Goods Corp.	581	7,710
Biglari Holdings, Inc.*	70	28,987
BJ’s Restaurants, Inc.*	820	41,369
Bloomin’ Brands, Inc.	3,000	72,990
Bob Evans Farms, Inc.	842	38,951
Bravo Brio Restaurant Group, Inc.*	500	7,345
Brown Shoe Co., Inc.	1,654	54,251
Buffalo Wild Wings, Inc.*	747	135,386
Build-A-Bear Workshop, Inc.*	700	13,755
Burlington Stores, Inc.*	1,000	59,420
Carrols Restaurant Group, Inc.*	1,713	14,201
Casey’s General Stores, Inc.	1,440	129,744
Cash America International, Inc.	1,125	26,212
Christopher & Banks Corp.*	1,500	8,340
Chuy’s Holdings, Inc.*	600	13,518
Citi Trends, Inc.*	503	13,581
Conn’s, Inc.*	1,104	33,429
Cracker Barrel Old Country Store, Inc.	724	110,149
Dave & Buster’s Entertainment, Inc.*	300	9,138
Del Frisco’s Restaurant Group, Inc.*	1,000	20,150
Denny’s Corp.*	3,552	40,493
Destination Maternity Corp.	578	8,705
Destination XL Group, Inc.*	1,500	7,410
DineEquity, Inc.	671	71,804

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
El Pollo Loco Holdings Inc*	400	$10,244
Express, Inc.*	3,154	52,136
Ezcorp, Inc., Class A*	1,766	16,124
Fiesta Restaurant Group, Inc.*	1,013	61,793
First Cash Financial Services, Inc.*	1,162	54,056
Five Below, Inc.*	2,100	74,697
Francesca’s Holdings Corp.*	1,658	29,512
Fred’s, Inc., Class A	1,431	24,456
Freshpet, Inc.*	400	7,772
Genesco, Inc.*	895	63,751
Group 1 Automotive, Inc.	907	78,301
Guess?, Inc.	2,400	44,616
Haverty Furniture Cos., Inc.	950	23,636
hhgregg, Inc.*	662	4,058
Hibbett Sports, Inc.*	955	46,852
HSN, Inc.	1,279	87,266
Ignite Restaurant Group, Inc.*	300	1,455
Jack in the Box, Inc.	1,514	145,223
Jamba, Inc.*	940	13,827
Kirkland’s, Inc.*	427	10,141
Krispy Kreme Doughnuts, Inc.*	2,622	52,414
Lands’ End, Inc.*	700	25,116
Lithia Motors, Inc., Class A	894	88,873
Lumber Liquidators Holdings, Inc.*	1,033	31,796
MarineMax, Inc.*	1,000	26,510
Mattress Firm Holding Corp.*	600	41,784
Nathan’s Famous, Inc.	100	5,415
New York & Co., Inc.*	583	1,457
Noodles & Co.*	300	5,232
Office Depot, Inc.*	20,210	185,932
Pacific Sunwear of California, Inc.*	2,100	5,796
Papa John’s International, Inc.	1,210	74,790
PC Connection, Inc.	565	14,741
PetMed Express, Inc.	1,113	18,387
Pier 1 Imports, Inc.	3,644	50,943
Popeyes Louisiana Kitchen, Inc.*	959	57,367
Potbelly Corp.*	300	4,110
Pricesmart, Inc.	731	62,120
Red Robin Gourmet Burgers, Inc.*	520	45,240
Regis Corp.*	1,832	29,972
Restoration Hardware Holdings, Inc.*	1,200	119,028
Roundy’s, Inc.*	900	4,401
Ruby Tuesday, Inc.*	2,213	13,300
Rush Enterprises, Inc., Class A*	1,435	39,262
Ruth’s Hospitality Group, Inc.	1,695	26,917
Sears Hometown and Outlet Stores, Inc.*	300	2,316
Shake Shack, Inc., Class A*	200	10,010
Shoe Carnival, Inc.	758	22,316
Sonic Automotive, Inc., Class A	1,534	38,197
Sonic Corp.	2,132	67,584
Stage Stores, Inc.	1,381	31,653
Stein Mart, Inc.	1,261	15,699
Systemax, Inc.*	262	3,202
Texas Roadhouse, Inc.	2,570	93,625
The Bon-Ton Stores, Inc.	500	3,480
The Buckle, Inc.	1,049	53,593

	Number of Shares	Value†

Retail — (continued)
The Cato Corp., Class A	1,104	$43,718
The Cheesecake Factory, Inc.	1,916	94,516
The Children’s Place, Inc.	894	57,386
The Container Store Group, Inc.*	600	11,430
The Finish Line, Inc., Class A	1,793	43,964
The Habit Restaurants, Inc., Class A*	200	6,428
The Men’s Wearhouse, Inc.	1,856	96,883
The Pep Boys—Manny, Moe, & Jack*	2,305	22,174
Tile Shop Holdings, Inc.*	1,300	15,743
Tilly’s, Inc.*	400	6,260
Tuesday Morning Corp.*	1,629	26,227
Vera Bradley, Inc.*	800	12,984
Vitamin Shoppe, Inc.*	1,200	49,428
West Marine, Inc.*	664	6,155
Winmark Corp.	100	8,757
Zoe’s Kitchen, Inc.*	200	6,658
Zumiez, Inc.*	703	28,296

		4,078,878

Savings & Loans — 1.6%
Anchor Bancorp Wisconsin, Inc.*	200	6,946
Astoria Financial Corp.	3,201	41,453
Banc of California, Inc.	800	9,848
Bank Mutual Corp.	2,432	17,802
BankFinancial Corp.	609	8,002
BBX Capital Corp.*	400	7,440
Beneficial Bancorp, Inc.*	1,374	15,510
Berkshire Hills Bancorp, Inc.	1,102	30,525
BofI Holding, Inc.*	600	55,824
Brookline Bancorp, Inc.	2,122	21,326
Capitol Federal Financial, Inc.	5,600	70,000
Charter Financial Corp.	900	10,350
Clifton Bancorp, Inc.	1,146	16,170
Dime Community Bancshares, Inc.	1,030	16,583
EverBank Financial Corp.	3,600	64,908
First Defiance Financial Corp.	300	9,846
First Financial Northwest, Inc.	600	7,410
Flagstar Bancorp, Inc.*	800	11,608
Flushing Financial Corp.	1,338	26,854
Fox Chase Bancorp, Inc.	420	7,069
Home Loan Servicing Solutions Ltd.	2,800	46,312
Homestreet, Inc.*	600	10,992
HomeTrust Bancshares, Inc.*	900	14,373
Investors Bancorp, Inc.	13,555	158,865
Kearny Financial Corp.*	852	11,570
Meridian Bancorp, Inc.*	1,074	14,145
Meta Financial Group, Inc.	200	7,946
Northfield Bancorp, Inc.	2,193	32,500
Northwest Bancshares, Inc.	3,775	44,734
OceanFirst Financial Corp.	327	5,647
Oritani Financial Corp.	1,718	24,997
Pacific Premier Bancorp, Inc.*	700	11,333
Provident Financial Services, Inc.	2,403	44,816
Sterling Bancorp, Inc.	3,427	45,956
Territorial Bancorp, Inc.	243	5,774
United Community Financial Corp.	1,700	9,282
United Financial Bancorp, Inc.	2,131	26,488

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Washington Federal, Inc.	4,000	$87,220
Waterstone Financial, Inc.	1,500	19,260
WSFS Financial Corp.	357	27,000

		1,104,684

Semiconductors — 3.2%
Alpha & Omega Semiconductor Ltd.*	400	3,564
Ambarella, Inc.*	1,100	83,281
Amkor Technology, Inc.*	3,211	28,369
Applied Micro Circuits Corp.*	2,958	15,086
Axcelis Technologies, Inc.*	6,100	14,518
Brooks Automation, Inc.	2,477	28,807
Cabot Microelectronics Corp.*	961	48,021
Cascade Microtech, Inc.*	700	9,506
Cavium, Inc.*	1,979	140,153
CEVA, Inc.*	671	14,306
Cirrus Logic, Inc.*	2,481	82,518
Cohu, Inc.	904	9,890
Cypress Semiconductor Corp.	11,605	163,752
Diodes, Inc.*	1,399	39,955
DSP Group, Inc.*	557	6,673
Emulex Corp.*	2,106	16,785
Entegris, Inc.*	5,270	72,146
Entropic Communications, Inc.*	3,832	11,343
Exar Corp.*	1,532	15,397
Fairchild Semiconductor International, Inc.*	4,400	79,992
FormFactor, Inc.*	2,172	19,266
Gerber Scientific, Inc.~	500	0
GSl Group, Inc.*	800	10,656
Inphi Corp.*	1,100	19,613
Integrated Device Technology, Inc.*	5,093	101,962
Integrated Silicon Solution, Inc.	1,000	17,890
Intersil Corp., Class A	5,100	73,032
IXYS Corp.	1,266	15,597
Kopin Corp.*	1,507	5,305
Lattice Semiconductor Corp.*	4,924	31,218
MaxLinear, Inc., Class A*	1,400	11,382
Micrel, Inc.	1,845	27,823
Microsemi Corp.*	3,693	130,732
MKS Instruments, Inc.	1,996	67,485
Monolithic Power Systems, Inc.	1,467	77,237
Nanometrics, Inc.*	900	15,138
Omnivision Technologies, Inc.*	2,119	55,878
Pericom Semiconductor Corp.	646	9,994
Photronics, Inc.*	2,192	18,632
PMC-Sierra, Inc.*	6,900	64,032
Power Integrations, Inc.	1,095	57,027
QLogic Corp.*	3,200	47,168
Quicklogic Corp.*	2,500	4,825
Rambus, Inc.*	4,623	58,134
Rubicon Technology, Inc.*	1,123	4,425
Rudolph Technologies, Inc.*	1,654	18,227
Semtech Corp.*	2,609	69,517
Silicon Laboratories, Inc.*	1,700	86,309
Tessera Technologies, Inc.	2,123	85,514
Ultra Clean Holdings, Inc.*	900	6,435
Ultratech, Inc.*	978	16,958

	Number of Shares	Value†

Semiconductors — (continued)
Veeco Instruments, Inc.*	1,393	$42,556
Vitesse Semiconductor Corp.*	2,900	15,399
Xcerra Corp.*	2,466	21,923

		2,191,351

Software — 4.8%
2U, Inc.*	600	15,348
ACI Worldwide, Inc.*	4,027	87,225
Actua Corp.*	1,428	22,120
Acxiom Corp.*	2,967	54,860
Advent Software, Inc.	2,035	89,764
Amber Road, Inc.*	600	5,550
American Software, Inc., Class A	593	6,060
Aspen Technology, Inc.*	3,553	136,755
Audience, Inc.*	400	1,816
AVG Technologies NV*	1,400	30,310
Benefitfocus, Inc.*	200	7,358
Blackbaud, Inc.	1,750	82,915
Bottomline Technologies, Inc.*	1,545	42,287
Callidus Software, Inc.*	2,000	25,360
Castlight Health, Inc., Class B*	400	3,104
CommVault Systems, Inc.*	1,848	80,758
Computer Programs & Systems, Inc.	447	24,254
Cornerstone OnDemand, Inc.*	2,100	60,669
CSG Systems International, Inc.	1,281	38,930
Cvent, Inc.*	800	22,432
Demandware, Inc.*	1,200	73,080
Digi International, Inc.*	657	6,557
Ebix, Inc.	1,036	31,474
Envestnet, Inc.*	1,300	72,904
Epiq Systems, Inc.	1,168	20,942
Fair Isaac Corp.	1,188	105,399
Fleetmatics Group PLC*	1,500	67,275
Glu Mobile, Inc.*	4,000	20,040
Guidance Software, Inc.*	400	2,164
Guidewire Software, Inc.*	2,600	136,786
Hubspot, Inc.*	200	7,980
Imperva, Inc.*	1,000	42,700
inContact, Inc.*	2,100	22,890
Infoblox, Inc.*	2,100	50,127
InnerWorkings, Inc.*	1,724	11,585
Interactive Intelligence Group, Inc.*	597	24,584
Jive Software, Inc.*	1,500	7,695
Kofax Ltd.*	3,100	33,945
Luxoft Holding, Inc.*	300	15,522
ManTech International Corp., Class A	1,039	35,264
Mavenir Systems, Inc.*	200	3,548
MedAssets, Inc.*	2,448	46,071
Medidata Solutions, Inc.*	2,088	102,396
MicroStrategy, Inc., Class A*	318	53,802
Model N, Inc.*	300	3,588
Monotype Imaging Holdings, Inc.	1,599	52,191
New Relic, Inc.*	200	6,940
Omnicell, Inc.*	1,435	50,369
Opower, Inc.*	600	6,078
Paycom Software, Inc.*	200	6,412
PDF Solutions, Inc.*	1,200	21,504

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Pegasystems, Inc.	1,260	$27,405
Progress Software Corp.*	1,986	53,960
Proofpoint, Inc.*	1,500	88,830
PROS Holdings, Inc.*	917	22,659
QAD, Inc.	92	2,226
Qlik Technologies, Inc.*	3,441	107,118
Quality Systems, Inc.	1,704	27,230
Rally Software Development Corp.*	1,000	15,690
RealPage, Inc.*	2,000	40,280
Rocket Fuel, Inc.*	800	7,360
Rosetta Stone, Inc.*	1,202	9,147
Sapiens International Corp. N.V.*	800	6,560
SciQuest, Inc.*	900	15,237
Seachange International, Inc.*	1,273	9,993
SS&C Technologies Holdings, Inc.	2,500	155,750
Synchronoss Technologies, Inc.*	1,346	63,881
SYNNEX Corp.	1,094	84,512
Take-Two Interactive Software, Inc.*	3,044	77,485
Tangoe, Inc.*	1,769	24,412
The Ultimate Software Group, Inc.*	1,072	182,192
Tyler Technologies, Inc.*	1,252	150,904
Verint Systems, Inc.*	2,195	135,936

		3,288,454

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	1,777	75,771
Wesco Aircraft Holdings, Inc.*	2,140	32,785

		108,556

Telecommunications — 3.4%
8X8, Inc.*	3,400	28,560
ADTRAN, Inc.	2,205	41,167
Alliance Fiber Optic Products, Inc.	600	10,452
Anixter International, Inc.*	1,034	78,718
Aruba Networks, Inc.*	4,213	103,176
Atlantic Tele-Network, Inc.	349	24,158
Black Box Corp.	562	11,763
CalAmp Corp.*	1,400	22,666
Calix, Inc.*	1,487	12,476
Ciena Corp.*	3,900	75,309
Cincinnati Bell, Inc.*	7,785	27,481
Clearfield, Inc.*	400	5,928
Comtech Telecommunications Corp.	552	15,980
Comverse, Inc.*	990	19,503
Consolidated Communications Holdings, Inc.	1,841	37,556
DigitalGlobe, Inc.*	2,869	97,747
EarthLink Holdings Corp.	4,016	17,831
Extreme Networks, Inc.*	3,147	9,945
Fairpoint Communications, Inc.*	600	10,560
Finisar Corp.*	3,821	81,540
General Communication, Inc., Class A*	986	15,539
Gigamon, Inc.*	1,000	21,240
Globalstar, Inc.*	11,000	36,630
Gogo Inc*	2,200	41,932
GTT Communications, Inc.*	800	15,104
Harmonic, Inc.*	2,870	21,267
Hawaiian Telcom Holdco, Inc.*	500	13,315

	Number of Shares	Value†

Telecommunications — (continued)
IDT Corp., Class B	800	$14,200
Infinera Corp.*	4,694	92,331
Inteliquent, Inc.	1,226	19,297
Intelsat SA*	1,200	14,400
InterDigital, Inc.	1,294	65,658
Iridium Communications, Inc.*	3,500	33,985
Ixia*	2,113	25,631
KVH Industries, Inc.*	354	5,353
LogMeIn, Inc.*	881	49,327
Loral Space & Communications, Inc.*	546	37,368
Lumos Networks Corp.	782	11,933
MagicJack VocalTec Ltd.*	700	4,788
NETGEAR, Inc.*	1,329	43,698
NeuStar, Inc., Class A*	2,000	49,240
NTELOS Holdings Corp.	382	1,834
Numerex Corp.*	800	9,120
Oclaro, Inc.*	3,000	5,940
ORBCOMM, Inc.*	2,000	11,940
ParkerVision, Inc.*	4,100	3,403
Plantronics, Inc.	1,667	88,268
Polycom, Inc.*	5,500	73,700
Preformed Line Products Co.	45	1,896
Premiere Global Services, Inc.*	1,656	15,831
Procera Networks, Inc.*	700	6,573
Qorvo, Inc.*	5,425	432,346
RigNet, Inc.*	500	14,295
Ruckus Wireless, Inc.*	2,700	34,749
Shenandoah Telecommunications Co.	859	26,766
ShoreTel, Inc.*	2,281	15,556
Sonus Networks, Inc.*	1,843	14,523
Spok Holdings, Inc.	1,112	21,317
Telenav, Inc.*	1,000	7,920
Tessco Technologies, Inc.	200	4,932
Ubiquiti Networks, Inc.	1,200	35,460
ViaSat, Inc.*	1,562	93,111
Vonage Holdings Corp.*	6,100	29,951
Vringo, Inc.*	2,800	1,821
West Corp.	1,500	50,595

		2,366,599

Textiles — 0.2%
Culp, Inc.	300	8,025
G&K Services, Inc., Class A	776	56,283
The Dixie Group, Inc.*	900	8,145
UniFirst Corp.	577	67,907

		140,360

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.*	584	3,994
LeapFrog Enterprises, Inc.*	2,776	6,052

		10,046

Transportation — 1.9%
Air Transport Services Group, Inc.*	2,085	19,224
Arcbest Corp.	995	37,701
Ardmore Shipping Corp.	800	8,056
Atlas Air Worldwide Holdings, Inc.*	1,048	45,085
Baltic Trading Ltd.	2,200	3,278

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Bristow Group, Inc.	1,350	$73,508
CAI International, Inc.*	660	16,216
Celadon Group, Inc.	935	25,451
DHT Holdings, Inc.	2,900	20,242
Dorian LPG Ltd.*	400	5,212
Echo Global Logistics, Inc.*	800	21,808
Era Group, Inc.*	800	16,672
Forward Air Corp.	1,196	64,943
Frontline Ltd.*	1,200	2,688
GasLog Ltd.	1,700	33,014
Gulfmark Offshore, Inc., Class A	979	12,766
Heartland Express, Inc.	1,967	46,736
Hub Group, Inc., Class A*	1,443	56,695
International Shipholding Corp.	141	1,708
Knight Transportation, Inc.	2,264	73,014
Knightsbridge Tankers Ltd.	2,574	12,870
Marten Transport Ltd.	651	15,103
Matson, Inc.	1,600	67,456
Navios Maritime Acq Corp.	3,700	13,098
Navios Maritime Holdings, Inc.	3,200	13,376
Nordic American Offshore Ltd.	900	8,244
Nordic American Tankers Ltd.	3,567	42,483
Patriot Transportation Holding, Inc.*	123	3,071
PHI, Inc.*	593	17,837
Quality Distribution, Inc.*	800	8,264
Roadrunner Transportation Systems, Inc.*	1,000	25,270
Safe Bulkers, Inc.	1,700	6,103
Saia, Inc.*	961	42,572
Scorpio Bulkers, Inc.*	5,200	12,324
Scorpio Tankers, Inc.	6,300	59,346
Ship Finance International Ltd.	2,284	33,803
Swift Transportation Co.*	3,300	85,866
Teekay Tankers Ltd., Class A	3,193	18,328
Universal Truckload Services, Inc.	100	2,518
USA Truck, Inc.*	200	5,538
UTi Worldwide, Inc.*	3,400	41,820
Werner Enterprises, Inc.	1,752	55,030
XPO Logistics, Inc.*	2,041	92,804
YRC Worldwide, Inc.*	1,300	23,348

		1,290,489

Trucking and Leasing — 0.2%
Greenbrier Cos., Inc.	1,047	60,726
TAL International Group, Inc.	1,293	52,664
Textainer Group Holdings Ltd.	812	24,352

		137,742

Water — 0.3%
American States Water Co.	1,524	60,792
Artesian Resources Corp., Class A	113	2,417
California Water Service Group	1,766	43,285
Connecticut Water Service, Inc.	319	11,589
Middlesex Water Co.	531	12,086
PICO Holdings, Inc.*	792	12,838
SJW Corp.	488	15,084

	Number of Shares	Value†

Water — (continued)
York Water Co.	697	$16,923

		175,014

TOTAL COMMON STOCKS (Cost $42,680,994)		62,464,525

REAL ESTATE INVESTMENT TRUSTS — 9.0%
Apartments — 0.3%
American Residential Properties, Inc.*	1,300	23,387
Associated Estates Realty Corp.	2,156	53,210
Campus Crest Communities, Inc.	2,300	16,468
Education Realty Trust, Inc.	1,601	56,643
Silver Bay Realty Trust Corp.	1,637	26,454
Trade Street Residential, Inc.	1,200	8,592

		184,754

Building & Real Estate — 1.3%
Agree Realty Corp.	596	19,650
Altisource Residential Corp.	2,200	45,892
Anworth Mortgage Asset Corp.	3,731	18,991
Apollo Commercial Real Estate Finance, Inc.	2,200	37,796
Ares Commercial Real Estate Corp.	1,000	11,050
Capstead Mortgage Corp.	3,475	40,901
Colony Financial, Inc.	4,016	104,095
CYS Investments, Inc.	5,856	52,177
Dynex Capital, Inc.	2,307	19,540
Getty Realty Corp.	1,163	21,166
Hatteras Financial Corp.	3,800	69,008
Invesco Mortgage Capital, Inc.	4,907	76,206
iStar Financial, Inc.*	3,318	43,134
New York Mortgage Trust, Inc.	3,400	26,384
PennyMac Mortgage Investment Trust	2,692	57,312
Redwood Trust, Inc.	2,877	51,412
Resource Capital Corp.	4,700	21,338
Select Income REIT	1,500	37,485
Starwood Waypoint Residential Trust	1,600	41,360
Sun Communities, Inc.	1,790	119,429

		914,326

Diversified — 1.0%
AG Mortgage Investment Trust, Inc.	1,188	22,382
Armada Hoffler Properties, Inc.	800	8,528
CatchMark Timber Trust, Inc., Class A	700	8,204
CorEnergy Infrastructure Trust, Inc.	1,500	10,395
CoreSite Realty Corp.	700	34,076
DuPont Fabros Technology, Inc.	2,450	80,066
EPR Properties	2,210	132,666
Gramercy Property Trust, Inc.	1,800	50,526
New York REIT, Inc.	6,200	64,976
PS Business Parks, Inc.	765	63,526
STAG lndustrial, Inc.	2,100	49,392
The Geo Group, Inc.	2,768	121,072
UMH Properties, Inc.	968	9,748
Whitestone REIT	800	12,704

		668,261

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified Financial Services — 0.6%
American Capital Mortgage Investment Corp.	2,043	$36,692
Apollo Residential Mortgage, Inc.	1,332	21,246
ARMOUR Residential REIT, Inc.	14,200	45,014
DCT Industrial Trust, Inc.	3,120	108,139
Ladder Capital Corp.Class A*	600	11,106
New Residential Investment Corp.	5,600	84,168
Owens Realty Mortgage, Inc.	300	4,494
RAIT Financial Trust	3,606	24,737
STORE Capital Corp.	1,200	28,020
Western Asset Mortgage Capital Corp.	1,597	24,083

		387,699

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	63,183

Healthcare — 0.8%
Aviv REIT, Inc.	800	29,200
CareTrust REIT, Inc.	995	13,492
Healthcare Realty Trust, Inc.	3,672	102,008
LTC Properties, Inc.	1,317	60,582
Medical Properties Trust, Inc.	7,807	115,075
National Health Investors, Inc.	1,457	103,462
Physicians Realty Trust	2,600	45,786
Sabra Health Care REIT, Inc.	2,188	72,532
Universal Health Realty Income Trust	520	29,250
Ventas, Inc.	1	70

		571,457

Hotels & Resorts — 1.8%
Ashford Hospitality Prime, Inc.	864	14,489
Ashford Hospitality Trust, Inc.	3,020	29,052
Belmond Ltd.*	3,745	45,989
Chatham Lodging Trust	1,400	41,174
Chesapeake Lodging Trust	2,089	70,671
DiamondRock Hospitality Co.	7,523	106,300
FelCor Lodging Trust, Inc.	5,018	57,657
Hersha Hospitality Trust	7,669	49,619
LaSalle Hotel Properties	4,217	163,873
Pebblebrook Hotel Trust	2,709	126,158
RLJ Lodging Trust	5,000	156,550
Ryman Hospitality Properties, Inc.	1,612	98,187
Strategic Hotels & Resorts, Inc.*	10,312	128,178
Summitt Hotel Properties, Inc.	3,500	49,245
Sunstone Hotel Investors, Inc.	7,805	130,109

		1,267,251

Industrial — 0.5%
Chambers Street Properties	9,300	73,284
EastGroup Properties, Inc.	1,175	70,665
First Industrial Realty Trust, Inc.	4,129	88,484
First Potomac Realty Trust	2,392	28,441
Monmouth Real Estate Investment Corp., Class A	2,049	22,764
QTS Realty Trust, Inc.	500	18,205
Rexford Industrial Realty, Inc.	2,000	31,620
Terreno Realty Corp.	1,675	38,190

		371,653

	Number of Shares	Value†

Internet — 0.1%
CyrusOne, Inc.	1,300	$40,456

Mixed Industrial/Office — 0.4%
Cousins Properties, Inc.	7,761	82,267
Gladstone Commercial Corp.	652	12,134
Investors Real Estate Trust	4,618	34,635
Lexington Realty Trust	8,015	78,787
One Liberty Properties, Inc.	503	12,283
Washington Real Estate Investment Trust	2,606	72,004

		292,110

Office Property — 0.9%
American Assets Trust, Inc.	1,400	60,592
Easterly Government Proper, Inc.*	500	8,025
Empire State Realty Trust, Inc.	3,300	62,073
Franklin Street Properties Corp.	3,245	41,601
Government Properties Income Trust	2,744	62,700
Highwoods Properties, Inc.	3,460	158,399
Hudson Pacific Properties, Inc.	2,500	82,975
Mack-Cali Realty Corp.	3,500	67,480
Parkway Properties, Inc.	2,980	51,703

		595,548

Regional Malls — 0.1%
Pennsylvania Real Estate Investment Trust	2,715	63,070
Rouse Properties, Inc.	1,400	26,544

		89,614

Storage & Warehousing — 0.4%
CubeSmart	6,125	147,919
InfraREIT, Inc.	900	25,731
Sovran Self Storage, Inc.	1,282	120,431

		294,081

Strip Centers — 0.7%
Acadia Realty Trust	2,520	87,897
Alexander’s, Inc.	57	26,025
Cedar Realty Trust, Inc.	2,826	21,167
Equity One, Inc.	2,454	65,497
Excel Trust, Inc.	2,100	29,442
Inland Real Estate Corp.	3,688	39,425
Kite Realty Group Trust	1,251	35,241
Ramco-Gershenson Properties Trust	3,141	58,423
Retail Opportunity Investments Corp.	3,300	60,390
Saul Centers, Inc.	451	25,797
Urstadt Biddle Properties, Inc., Class A	816	18,817

		468,121

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,703,085)		6,208,514

RIGHTS — 0.0%
Chelsea Therapeutics Intl Ltd. - Contingent Rights~	1,600	0
Clinical Data, Inc.~	354	0
Durata Therapeutics CVR Shares~	500	415
Federal Mogul Rights*~	916	18
Furiex Pharmaceuticals Rights~	300	2,445

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
RIGHTS — (continued)
Leap Wireless CVR~	2,300	$5,796

TOTAL RIGHTS (Cost $8,671)		8,674

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.003%, 04/16/15	$65	64,999
0.005%, 04/23/15	60	60,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,000)		124,999

	Number of Shares	Value†
WARRANTS — 0.0%
Magnum Hunter Resources Corp.~ (Cost $0)	780	0

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $966,541)	966,541	966,541

TOTAL INVESTMENTS — 101.0% (Cost $48,484,291)(a)		$69,773,253

Other Assets & Liabilities — (1.0)%		(657,607)

TOTAL NET ASSETS — 100.0%		$69,115,646

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $48,805,075. Net unrealized appreciation was $20,968,178. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $25,655,551 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,687,373.
~	Fair valued security. The total market value of fair valued securities at March 31, 2015 is $8,778.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$92,342
Aerospace & Defense	1.6%	1,018,149
Agriculture	0.3%	176,813
Airlines	0.6%	387,424
Apparel	1.0%	644,313
Auto Manufacturers	0.1%	36,660
Auto Parts & Equipment	1.4%	860,078
Banks	8.0%	4,990,355
Beverages	0.2%	132,835

Biotechnology	3.7%	2,318,932
Building Materials	1.4%	853,080
Chemicals	2.1%	1,325,003
Coal	0.1%	83,849
Commercial Services	5.9%	3,698,175
Computers	2.4%	1,525,915
Cosmetics & Personal Care	0.1%	55,695
Distribution & Wholesale	0.9%	586,097
Diversified Financial Services	2.9%	1,782,161
Electric	2.2%	1,401,336
Electrical Components & Equipment	1.2%	731,329
Electronics	2.3%	1,407,202
Energy-Alternate Sources	0.4%	271,846
Engineering & Construction	0.8%	497,473
Entertainment	1.0%	606,060
Environmental Control	0.5%	307,193
Food	2.1%	1,340,231
Forest Products & Paper	0.6%	393,314
Gas	1.2%	743,131
Hand & Machine Tools	0.1%	63,694
Healthcare Products	4.3%	2,714,151
Healthcare Services	2.0%	1,268,516
Holding Companies	0.1%	91,239
Home Builders	0.9%	548,855
Home Furnishings	0.6%	367,572
Hotels & Resorts	0.1%	63,684
Household Products & Wares	0.5%	321,844
Housewares	0.1%	34,984
Insurance	3.3%	2,027,712
Internet	2.2%	1,354,764
Investment Companies	0.1%	34,574
Iron & Steel	0.2%	141,994
Leisure Time	0.8%	520,696
Lodging	0.1%	79,327
Machinery - Construction & Mining	0.1%	62,471
Machinery - Diversified	1.0%	646,619
Media	1.3%	789,180
Metal Fabricate/Hardware	0.9%	585,807
Mining	0.6%	396,599
Miscellaneous Manufacturing	2.0%	1,225,485
Office & Business Equipment	— %+	15,192
Office Furnishings	0.5%	311,589
Oil & Gas	1.8%	1,133,087
Oil & Gas Services	0.8%	509,390
Packaging and Containers	0.5%	317,469
Pharmaceuticals	5.2%	3,224,549
Pipelines	0.3%	155,757
Real Estate	0.5%	298,561
Retail	6.5%	4,078,878
Savings & Loans	1.8%	1,104,684
Semiconductors	3.5%	2,191,351
Software	5.3%	3,288,454
Storage & Warehousing	0.2%	108,556
Telecommunications	3.8%	2,366,599
Textiles	0.2%	140,360
Toys, Games & Hobbies	— %+	10,046
Transportation	2.1%	1,290,489
Trucking and Leasing	0.2%	137,742
Water	0.3%	175,014
	100.0%	$62,464,525

+ Rounded.

PENN SERIES FUNDS, INC.

SMALL CAP INDEX FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi-ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$92,342	$92,342	$—	$—
Aerospace & Defense	1,018,149	1,018,149	—	—
Agriculture	176,813	176,813	—	—
Airlines	387,424	387,424	—	—
Apparel	644,313	644,313	—	—
Auto Manufacturers	36,660	36,660	—	—
Auto Parts & Equipment	860,078	860,078	—	—
Banks	4,990,355	4,990,355	—	—
Beverages	132,835	132,835	—	—
Biotechnology	2,318,932	2,318,932	—	—
Building Materials	853,080	853,080	—	—
Chemicals	1,325,003	1,325,003	—	—
Coal	83,849	83,849	—	—
Commercial Services	3,698,175	3,698,175	—	—
Computers	1,525,915	1,525,915	—	—
Cosmetics & Personal Care	55,695	55,695	—	—
Distribution & Wholesale	586,097	586,097	—	—
Diversified Financial Services	1,782,161	1,782,057	104	—
Electric	1,401,336	1,401,336	—	—
Electrical Components & Equipment	731,329	731,329	—	—
Electronics	1,407,202	1,407,202	—	—
Energy-Alternate Sources	271,846	271,846	—	—
Engineering & Construction	497,473	497,473	—	—
Entertainment	606,060	606,060	—	—
Environmental Control	307,193	307,193	—	—
Food	1,340,231	1,340,231	—	—
Forest Products & Paper	393,314	393,314	—	—
Gas	743,131	743,131	—	—
Hand & Machine Tools	63,694	63,694	—	—
Healthcare Products	2,714,151	2,714,151	—	—
Healthcare Services	1,268,516	1,268,516	—	—
Holding Companies	91,239	91,239	—	—
Home Builders	548,855	548,855	—	—
Home Furnishings	367,572	367,572	—	—
Hotels & Resorts	63,684	63,684	—	—
Household Products & Wares	321,844	321,844	—	—
Housewares	34,984	34,984	—	—
Insurance	2,027,712	2,027,712	—	—
Internet	1,354,764	1,354,764	—	—
Investment Companies	34,574	34,574	—	—
Iron & Steel	141,994	141,994	—	—
Leisure Time	520,696	520,696	—	—
Lodging	79,327	79,327	—	—
Machinery - Construction & Mining	62,471	62,471	—	—
Machinery - Diversified	646,619	646,619	—	—
Media	789,180	789,180	—	—
Metal Fabricate/Hardware	585,807	585,807	—	—
Mining	396,599	396,599	—	—
Miscellaneous Manufacturing	1,225,485	1,225,485	—	—
Office & Business Equipment	15,192	15,192	—	—
Office Furnishings	311,589	311,589	—	—
Oil & Gas	1,133,087	1,133,087	—	—
Oil & Gas Services	509,390	509,390	—	—
Packaging and Containers	317,469	317,469	—	—
Pharmaceuticals	3,224,549	3,224,549	—	—
Pipelines	155,757	155,757	—	—
Real Estate	298,561	298,561	—	—
Retail	4,078,878	4,078,878	—	—
Savings & Loans	1,104,684	1,104,684	—	—

Semiconductors	2,191,351	2,191,351	—	—
Software	3,288,454	3,288,454	—	—
Storage & Warehousing	108,556	108,556	—	—
Telecommunications	2,366,599	2,366,599	—	—
Textiles	140,360	140,360	—	—
Toys, Games & Hobbies	10,046	10,046	—	—
Transportation	1,290,489	1,290,489	—	—
Trucking and Leasing	137,742	137,742	—	—
Water	175,014	175,014	—	—
REAL ESTATE INVESTMENT TRUSTS	6,208,514	6,208,514	—	—
U.S. TREASURY OBLIGATIONS	124,999	—	124,999	—
RIGHTS	8,674	—	8,674	—
WARRANTS	—	—	—	—
SHORT-TERM INVESTMENTS	966,541	966,541	—	—
TOTAL INVESTMENTS	$69,773,253	$69,639,476	$133,777	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 96.8%
Australia — 7.1%
AGL Energy Ltd.	5,276	$60,995
ALS Ltd.	2,665	10,010
Alumina Ltd.	24,432	29,732
Amcor Ltd.	9,072	96,662
AMP Ltd.	24,438	119,278
APA Group	8,753	60,204
Asciano Ltd.	6,807	32,735
ASX Ltd.	1,401	44,077
Aurizon Holdings Ltd.	15,495	57,033
Ausnet Services	17,025	18,895
Australia & New Zealand Banking Group Ltd.	21,569	600,053
Bank of Queensland Ltd.	2,849	29,854
Bendigo & Adelaide Bank Ltd.	3,553	33,856
BHP Billiton Ltd.	24,967	580,333
Boral Ltd.	7,228	35,037
Brambles Ltd.	11,190	97,859
Caltex Australia Ltd.	1,064	28,238
Coca-Cola Amatil Ltd.	4,861	39,799
Cochlear Ltd.	371	25,505
Commonwealth Bank of Australia	12,870	912,877
Computershare Ltd.	3,381	32,680
Crown Resorts Ltd.	2,801	28,430
CSL Ltd.	3,583	250,675
Dexus Property Group	6,834	39,344
Federation Centres	9,200	21,236
Flight Centre Travel Group Ltd.	439	13,213
Fortescue Metals Group Ltd.	13,816	20,452
Goodman Group	14,482	69,733
Harvey Norman Holdings Ltd.	3,235	10,934
Healthscope Ltd.	7,253	16,862
Iluka Resources Ltd.	2,885	18,596
Incitec Pivot Ltd.	13,459	41,571
Insurance Australia Group Ltd.	19,230	89,015
Leighton Holdings Ltd.	829	13,284
Lend Lease Group	4,333	54,728
Macquarie Group Ltd.	2,346	136,364
Medibank Pvt. Ltd.*	21,209	37,405
Mirvac Group	26,971	41,182
National Australia Bank Ltd.	18,476	540,872
Newcrest Mining Ltd.	6,279	63,327
Novion Property Group	15,426	29,386
Orica Ltd.	2,861	43,445
Origin Energy Ltd.	8,958	76,786
Platinum Asset Management Ltd.	1,805	10,723
Qantas Airways Ltd.*	6,627	15,719
QBE Insurance Group Ltd.	10,872	107,468
Ramsay Health Care Ltd.	980	50,034
REA Group Ltd.	400	14,652
Rio Tinto Ltd.	3,224	139,696
Santos Ltd.	7,742	41,879
Scentre Group	41,494	117,878
Seek Ltd.	2,700	35,007
Sonic Healthcare Ltd.	3,379	52,496
Stockland	17,761	60,682
Suncorp Group Ltd.	9,636	98,813

	Number of Shares	Value†

Australia — (continued)
Sydney Airport	9,491	$37,349
Tabcorp Holdings Ltd.	7,043	25,376
Tatts Group Ltd.	13,129	39,720
Telstra Corp. Ltd.	33,844	162,467
The GPT Group*	14,881	51,687
The GPT Group, In Specie~	16,419	0
Toll Holdings Ltd.	4,477	30,121
TPG Telecom Ltd.	2,224	15,440
Transurban Group	14,509	105,058
Treasury Wine Estates Ltd.	5,248	20,391
Wesfarmers Ltd.	8,771	292,898
Westfield Corp.	15,906	115,272
Westpac Banking Corp.	24,415	729,790
Woodside Petroleum Ltd.	5,940	155,622
Woolworths Ltd.	9,465	211,959
WorleyParsons Ltd.	1,418	10,262

		7,351,011

Austria — 0.2%
Andritz AG	668	39,884
Erste Group Bank AG	1,965	48,308
Immoeast AG~	2,678	0
IMMOFINANZ AG*	6,387	18,811
OMV AG	1,135	31,134
Raiffeisen Bank International AG*	750	10,423
Vienna Insurance Group AG Wiener Versicherung Gruppe	300	13,283
Voestalpine AG	1,009	36,909

		198,752

Belgium — 1.3%
Ageas*	1,719	61,733
Anheuser-Busch InBev N.V.	6,279	767,073
Belgacom S.A.	1,133	39,642
Colruyt S.A.	647	28,159
Delhaize Group S.A.	900	80,856
Groupe Bruxelles Lambert S.A.	667	55,300
KBC Groep N.V.	1,797	111,058
Solvay S.A.	480	69,384
Telenet Group Holding N.V.*	377	20,744
UCB S.A.	1,013	73,180
Umicore S.A.	738	30,823

		1,337,952

Bermuda — 0.0%
Seadrill Ltd.*	3,129	29,299

China — 0.1%
Sands China Ltd.	19,200	79,397
Yangzijiang Shipbuilding Holdings Ltd.	19,000	17,468

		96,865

Denmark — 1.6%
A.P. Moller - Maersk A/S, B Shares	55	114,963
A.P. Moller - Maersk A/S, A Shares	31	62,950
Carlsberg A/S, B Shares	840	69,263
Coloplast A/S, B Shares	905	68,368
Danske Bank A/S	5,150	135,770
DSV A/S	1,264	39,284

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
ISS A/S*	936	$29,503
Novo Nordisk A/S, B Shares	15,674	836,737
Novozymes A/S, B Shares	1,916	87,464
Pandora A/S	923	84,035
TDC A/S	6,200	44,423
Tryg A/S	193	22,698
Vestas Wind Systems A/S	1,794	73,968
William Demant Holding A/S*	138	11,717

		1,681,143

Finland — 0.8%
Elisa OYJ	1,000	25,113
Fortum OYJ	3,489	73,095
Kone OYJ, B Shares	2,334	103,490
Metso OYJ	661	19,312
Neste Oil OYJ	812	21,307
Nokia OYJ	28,055	213,912
Nokian Renkaat OYJ	765	22,798
Orion OYJ, B Shares	750	21,141
Sampo OYJ, A Shares	3,551	179,106
Stora Enso OYJ, R Shares	4,323	44,449
UPM-Kymmene OYJ	4,158	80,777
Wartsila OYJ Abp	1,184	52,368

		856,868

France — 9.0%
Accor S.A.	1,266	66,017
Aeroports de Paris	215	25,698
Air Liquide S.A.	2,701	347,724
Alcatel-Lucent*	21,121	79,403
Alstom S.A.	1,899	58,434
Arkema S.A.	577	45,696
AtoS S.A.	684	47,084
AXA S.A.	14,120	355,387
BNP Paribas S.A.	8,235	501,065
Bollore S.A.	4,400	23,444
Bouygues S.A.	1,207	47,382
Bureau Veritas S.A.	1,772	38,018
Cap Gemini S.A.	1,033	84,749
Carrefour S.A.	4,584	153,137
Casino Guichard Perrachon S.A.	468	41,439
Christian Dior SE	408	76,793
CNP Assurances	1,617	28,340
Compagnie de Saint-Gobain	3,494	153,411
Compagnie Generale des Establissements Michelin, B Shares	1,486	147,775
Credit Agricole S.A.	8,333	122,453
Danone S.A.	4,504	303,604
Dassault Systemes S.A.	976	66,050
Edenred	1,675	41,791
Electricite de France S.A.	2,020	48,436
Essilor International S.A.	1,615	185,426
Eurazeo S.A.	327	22,410
Eutelsat Communications S.A.	1,288	42,724
Fonciere Des Regions	262	25,944
Fonciere Des Regions I2015*	16	1,544
GDF Suez	10,880	214,803
Gecina S.A.	190	25,698

	Number of Shares	Value†

France — (continued)
Groupe Eurotunnel SE	3,742	$53,645
Hermes International	218	76,972
ICADE	313	28,278
Iliad S.A.	205	47,898
Imerys S.A.	213	15,628
JCDecaux S.A.	400	13,469
Kering	548	106,979
Klepierre	1,527	74,985
L’Oreal S.A.	1,971	363,038
Lafarge S.A.	1,338	86,984
Lagardere S.C.A.	948	28,492
Legrand S.A.	2,075	112,398
LVMH Moet Hennessy Louis Vuitton SE	2,114	372,027
Natixis	7,282	54,546
Numericable-SFR S.A.S*	671	36,608
Orange S.A.	14,609	234,613
Pernod Ricard S.A.	1,689	199,709
Peugeot S.A.	3,574	59,741
Publicis Groupe S.A.	1,450	111,877
Remy Cointreau S.A.	152	11,195
Renault S.A.	1,493	135,609
Rexel S.A.	1,862	35,109
Safran S.A.	2,129	148,756
Sanofi S.A.	9,242	912,728
Schneider Electric SE	3,929	305,749
SCOR SE	1,378	46,477
Societe BIC S.A.	246	35,021
Societe Generale S.A.	5,416	261,494
Sodexo	765	74,613
Suez Environment Co.	2,507	43,162
Technip S.A.	838	50,689
Thales S.A.	773	42,888
Total S.A.	16,701	830,153
Unibail-Rodamco SE	776	209,547
Valeo S.A.	573	85,466
Vallourec S.A.	794	19,379
Veolia Environment S.A.	2,970	56,173
Vinci S.A.	3,660	209,109
Vivendi S.A.	9,570	237,601
Wendel S.A.	253	30,156
Zodiac Aerospace	1,348	44,600

		9,325,440

Germany — 8.6%
Adidas AG	1,710	135,027
Allianz SE	3,570	619,809
Axel Springer SE	327	19,300
BASF SE	7,181	710,884
Bayer AG	6,448	964,719
Bayerische Motoren Werke AG	2,574	320,552
Beiersdorf AG	792	68,674
Brenntag AG	1,140	68,109
Celesio AG	516	15,237
Commerzbank AG*	7,602	104,460
Continental AG	878	206,765
Daimler AG	7,498	720,066
Deutsche Annington Immobilien SE	2,675	90,141

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Deutsche Bank AG	10,441	$361,860
Deutsche Boerse AG	1,516	123,719
Deutsche Lufthansa AG	1,991	27,879
Deutsche Post AG	7,523	234,377
Deutsche Telekom AG	24,414	446,541
Deutsche Wohnen AG	2,258	57,752
E.ON SE	15,047	223,732
Fraport AG Frankfurt Airport Services Worldwide	272	16,247
Fresenius Medical Care AG & Co. KGaA	1,772	147,291
Fresenius SE & Co. KGaA	2,961	176,524
GEA Group AG	1,522	73,164
Hannover Rueck SE	474	48,980
HeidelbergCement AG	1,060	83,827
Henkel AG & Co. KGaA	823	84,927
Hugo Boss AG	437	53,092
Infineon Technologies AG	8,492	101,028
K+S AG	1,330	43,334
Kabel Deutschland Holding AG	172	22,327
LANXESS AG	691	36,751
Linde AG	1,444	293,635
MAN SE	297	31,265
Merck KGaA	1,016	113,708
Metro AG	1,107	37,516
Muenchener Ruckversicherungs AG	1,344	288,801
OSRAM Licht AG	667	33,018
ProSiebenSat.1 Media AG	1,773	86,722
RWE AG	3,801	96,773
SAP SE	7,163	517,721
Siemens AG	6,062	655,628
Symrise AG	897	56,559
Telefonica Deutschland Holding AG	4,698	27,015
ThyssenKrupp AG	3,706	97,023
Tui AG*	3,510	61,580
United Internet AG	908	41,213
Volkswagen AG	247	63,509

		8,908,781

Guernsey — 0.1%
Friends Life Group Ltd.	10,186	62,359

Hong Kong — 3.0%
AIA Group Ltd.	94,200	591,433
ASM Pacific Technology Ltd.	1,700	17,695
Bank of East Asia Ltd.	11,300	45,013
BOC Hong Kong Holdings Ltd.	27,500	98,078
Cathay Pacific Airways Ltd.	10,000	23,140
Cheung Kong Infrastructure Holdings Ltd.	4,000	34,355
CK Hutchison Holdings Ltd.	11,000	224,736
CLP Holdings Ltd.	14,000	122,362
First Pacific Co., Ltd.	15,750	15,724
Galaxy Entertainment Group Ltd.	18,000	81,726
Hang Lung Properties Ltd.	19,000	53,380
Hang Seng Bank Ltd.	5,600	101,354
Henderson Land Development Co., Ltd.	9,130	64,139
HKT Trust & HKT Ltd.	21,240	27,357
Hong Kong & China Gas Co., Ltd.	49,145	113,798

	Number of Shares	Value†

Hong Kong — (continued)
Hong Kong Exchanges & Clearing Ltd.	8,230	$201,736
Hutchison Whampoa Ltd.	17,000	235,635
Hysan Development Co., Ltd.	6,140	26,913
Kerry Properties Ltd.	3,509	12,181
Li & Fung Ltd.	50,000	48,825
MGM China Holdings Ltd.	8,400	15,782
MTR Corp., Ltd.	11,264	53,575
New World Development Co., Ltd.	46,324	53,705
Noble Group Ltd.	38,270	25,635
NWS Holdings Ltd.	12,295	20,479
PCCW Ltd.	33,068	20,207
Power Assets Holdings Ltd.	10,000	102,078
Shangri-La Asia Ltd.	6,666	9,155
Sino Land Co., Ltd.	21,063	34,346
SJM Holdings Ltd.	17,000	22,203
Sun Hung Kai Properties Ltd.	13,161	202,936
Swire Pacific Ltd., A Shares	5,000	68,062
Swire Properties Ltd.	9,336	30,322
Techtronic Industries Co.	11,000	37,085
The Link REIT	18,176	112,131
The Wharf Holdings Ltd.	11,000	76,789
WH Group Ltd.*	23,670	13,445
Wheelock & Co., Ltd.	7,000	35,771
Yue Yuen Industrial Holdings Ltd.	7,000	24,769

		3,098,055

Ireland — 0.8%
Anglo Irish Bank Corp. PLC~	3,146	0
Bank of Ireland*	220,348	84,073
CRH PLC*	6,319	165,259
Experian PLC	7,210	119,347
James Hardie Industries PLC	3,154	36,485
Kerry Group PLC, A Shares*	1,174	78,917
Ryanair Holdings PLC ADR	59	3,939
Shire PLC	4,642	370,073

		858,093

Israel — 0.6%
Bank Hapoalim BM	8,292	39,871
Bank Leumi Le-Israel BM*	11,337	42,040
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	27,953
Delek Group Ltd.	36	9,265
Israel Chemicals Ltd.	3,410	24,219
Mizrahi Tefahot Bank Ltd.*	783	7,946
NICE Systems Ltd.	400	24,415
Teva Pharmaceutical Industries Ltd.	6,730	420,607
The Israel Corp. Ltd.	16	5,573

		601,889

Italy — 2.1%
Assicurazioni Generali SpA	8,750	172,043
Atlantia SpA	3,091	81,170
Banca Monte Dei Paschi di Siena SPA*	34,821	23,110
Banco Popolare SC	3,001	46,717
Enel Green Power SpA	13,747	25,633
Enel SpA	52,111	235,407
Eni SpA	19,331	334,582

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Exor SpA	848	$38,465
Finmeccanica SpA*	3,179	37,761
Intesa Sanpaolo SpA	98,312	333,670
Intesa Sanpaolo SpA, RSP	4,624	14,361
Luxottica Group SpA	1,314	83,223
Mediobanca SpA	4,539	43,427
Pirelli & C. SpA	1,674	27,709
Prysmian SpA	1,833	37,778
Saipem SpA*	2,015	20,497
Snam Rete Gas SpA	17,071	82,865
Telecom Italia SpA*	84,348	98,763
Telecom Italia SpA	38,303	36,017
Terna Rete Elettrica Nasionale SpA	11,628	51,203
UniCredit SpA	33,145	224,765
Unione di Banche Italiane SCpA	7,359	57,393
Unipolsai SPA	8,602	25,029

		2,131,588

Japan — 21.6%
ABC-Mart, Inc.	200	11,697
Acom Co., Ltd.*	3,200	11,097
Advantest Corp.	1,200	15,129
Aeon Co., Ltd.	4,900	53,750
AEON Financial Service Co., Ltd.	700	17,658
Aeon Mall Co., Ltd.	710	14,060
Air Water, Inc.	1,000	17,858
Aisin Seiki Co., Ltd.	1,400	50,757
Ajinomoto Co., Inc.	4,000	87,754
Alfresa Holdings Corp.	1,600	22,546
Amada Co., Ltd.	3,000	28,892
ANA Holdings, Ltd.	11,000	29,449
Aozora Bank Ltd.	10,000	35,446
Asahi Glass Co., Ltd.	7,000	45,850
Asahi Group Holdings Ltd.	3,200	101,467
Asahi Kasei Corp.	9,000	85,947
Asics Corp.	1,000	27,212
Astellas Pharma, Inc.	17,000	278,543
Bandai Namco Holdings, Inc.	1,100	21,410
Benesse Holdings, Inc.	700	22,021
Bridgestone Corp.	5,200	208,208
Brother Industries Ltd.	1,500	23,832
Calbee, Inc.	400	17,365
Canon, Inc.*	8,900	314,894
Casio Computer Co., Ltd.	1,500	28,412
Central Japan Railway Co.	1,100	198,792
Chiyoda Corp.	1,000	8,543
Chubu Electric Power Co., Inc.	5,100	60,812
Chugai Pharmaceutical Co., Ltd.*	1,800	56,810
Citizen Holdings Co., Ltd.	1,400	10,730
Credit Saison Co., Ltd.	1,500	26,908
Dai Nippon Printing Co., Ltd.	5,000	48,566
Daicel Corp.	2,000	23,839
Daihatsu Motor Co., Ltd.	1,800	27,532
Daiichi Sankyo Co., Ltd.	4,500	71,509
Daikin Industries Ltd.	1,800	120,337
Daito Trust Construction Co., Ltd.	600	66,999
Daiwa House Industry Co., Ltd.	4,300	84,754

	Number of Shares	Value†

Japan — (continued)
Daiwa Securities Group, Inc.	13,000	$102,335
Denso Corp.	3,600	164,107
Dentsu, Inc.	1,800	77,001
Don Quijote Holdings Co., Ltd.	400	32,515
East Japan Railway Co.	2,500	200,335
Eisai Co., Ltd.	2,000	142,256
Electric Power Development Co., Ltd.	1,000	33,687
FamilyMart Co., Ltd.	500	20,949
FANUC Corp.	1,500	327,471
Fast Retailing Co., Ltd.	400	154,663
Fuji Electric Co., Ltd.	4,000	18,872
Fuji Heavy Industries Ltd.	4,500	149,383
FUJIFILM Holdings Corp.	3,700	131,633
Fujitsu Ltd.	13,000	88,655
Fukuoka Financial Group, Inc.	6,000	30,855
GungHo Online Entertainment, Inc.*	3,000	11,719
Hakuhodo DY Holdings, Inc.	2,500	26,578
Hamamatsu Photonics K.K.	1,000	30,142
Hankyu Hanshin Holdings, Inc.	10,000	61,774
Hikari Tsushin, Inc.	200	12,953
Hino Motors Ltd.	2,000	28,457
Hirose Electric Co., Ltd.	210	27,038
Hisamitsu Pharmaceutical Co., Inc.	400	16,428
Hitachi Chemical Co., Ltd.	1,000	21,354
Hitachi Construction Machinery Co., Ltd.	1,000	17,456
Hitachi High-Technologies Corp.	500	15,216
Hitachi Ltd.	38,000	259,534
Hitachi Metals Ltd.	2,000	30,653
Hokuhoku Financial Group, Inc.	10,000	22,291
Hokuriku Electric Power Co.	1,200	15,879
Honda Motor Co., Ltd.	12,400	404,772
Hoya Corp.	3,500	140,120
Hulic Co., Ltd.	2,500	28,090
Ibiden Co., Ltd.	1,300	21,915
Idemitsu Kosan Co., Ltd.	400	6,966
IHI Corp.	12,000	56,109
Iida Group Holdings Co., Ltd.	1,000	12,441
Inpex Corp.	7,200	79,335
Isetan Mitsukoshi Holdings Ltd.	2,500	41,307
Isuzu Motors Ltd.	4,500	59,704
ITOCHU Corp.	11,800	127,698
Itochu Technology Solutions Corp.	600	12,447
J. Front Retailing Co., Ltd.	2,000	31,397
Japan Airlines Co., Ltd.	1,000	31,107
Japan Display, Inc.	3,000	10,704
Japan Exchange Group, Inc.	2,000	57,906
Japan Prime Realty Investment Corp.*	5	17,218
Japan Real Estate Investment Corp.*	10	47,036
Japan Retail Fund Investment Corp.	20	39,742
Japan Tobacco, Inc.	8,300	262,403
JFE Holdings, Inc.	3,700	81,671
JGC Corp.	2,000	39,715
JSR Corp.	1,100	19,049
JTEKT Corp.	1,500	23,387
JX Holdings, Inc.	17,690	68,065
Kajima Corp.	7,000	32,454

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Kakaku.Com, Inc.	1,100	$18,253
Kamigumi Co., Ltd.	2,000	18,880
Kaneka Corp.	2,000	14,061
Kansai Paint Co., Ltd.	2,000	36,400
Kao Corp.	3,800	189,749
Kawasaki Heavy Industries Ltd.	10,000	50,450
KDDI Corp.	13,200	298,221
Keihan Electric Railway Co., Ltd.	3,000	18,258
Keikyu Corp.	4,000	31,973
Keio Corp.	5,000	39,160
Keisei Electric Railway Co., Ltd.	2,000	24,823
Keyence Corp.	341	186,083
Kikkoman Corp.	1,000	31,709
Kintetsu Corp.	13,000	47,695
Kirin Holdings Co., Ltd.	5,800	76,074
Kobe Steel Ltd.	26,000	47,955
Koito Manufacturing Co., Ltd.	600	18,041
Komatsu Ltd.	7,300	143,100
Konami Corp.	600	11,225
Konica Minolta, Inc.	4,000	40,537
Kubota Corp.	9,000	142,190
Kuraray Co., Ltd.	2,400	32,495
Kurita Water Industries Ltd.	800	19,327
Kyocera Corp.	2,600	142,097
Kyowa Hakko Kirin Co., Ltd.	2,000	26,070
Kyushu Electric Power Co., Inc.	2,900	28,097
Lawson, Inc.	600	41,592
LIXIL Group Corp.	2,300	54,431
M3, Inc.	1,800	38,187
Mabuchi Motor Co., Ltd.	400	21,161
Makita Corp.	800	41,456
Marubeni Corp.	13,000	75,159
Marui Group Co., Ltd.	1,500	16,998
Maruichi Steel Tube Ltd.	300	7,101
Mazda Motor Corp.	3,900	79,021
McDonald’s Holdings Co.	700	15,513
Medipal Holdings Corp.	1,500	19,551
MEIJI Holdings Co., Ltd.	500	60,905
Minebea Co., Ltd.	2,000	31,457
Miraca Holdings, Inc.	400	18,389
Mitsubishi Chemical Holdings Corp.	9,500	55,148
Mitsubishi Corp.	10,500	210,985
Mitsubishi Electric Corp.	15,000	178,072
Mitsubishi Estate Co., Ltd.	10,000	231,920
Mitsubishi Gas Chemical Co., Inc.	3,000	14,764
Mitsubishi Heavy Industries Ltd.	24,000	132,055
Mitsubishi Logistics Corp.	1,000	15,563
Mitsubishi Materials Corp.	7,000	23,522
Mitsubishi Motors Corp.	5,200	46,887
Mitsubishi Tanabe Pharma Corp.	1,900	32,595
Mitsubishi UFJ Financial Group, Inc.	99,100	613,767
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	22,732
Mitsui & Co., Ltd.	12,700	170,081
Mitsui Chemicals, Inc.	5,000	16,034
Mitsui Fudosan Co., Ltd.	7,000	205,576
Mitsui OSK Lines Ltd.	10,000	33,917

	Number of Shares	Value†

Japan — (continued)
Mixi, Inc.	200	$8,085
Mizuho Financial Group, Inc.	179,880	316,135
MS&AD Insurance Group Holdings, Inc.	3,590	100,506
Murata Manufacturing Co., Ltd.	1,600	219,743
Nabtesco Corp.	700	20,222
Nagoya Railroad Co., Ltd.	7,000	27,952
NEC Corp.	21,000	61,686
Nexon Co. Ltd.	1,100	11,714
NGK Insulators Ltd.	2,000	42,613
NGK Spark Plug Co., Ltd.	1,400	37,582
NH Foods Ltd.	1,000	23,044
NHK Spring Co., Ltd.	1,200	12,484
Nidec Corp.	1,600	106,211
Nikon Corp.	2,900	38,885
Nintendo Co., Ltd.	800	117,380
Nippon Building Fund, Inc.	10	49,125
Nippon Electric Glass Co., Ltd.	2,000	9,774
Nippon Express Co., Ltd.	8,000	44,699
Nippon Paint Co., Ltd.	1,000	36,557
Nippon Prologis REIT, Inc.	10	22,014
Nippon Steel & Sumitomo Metal Corp.	59,170	148,777
Nippon Telegraph & Telephone Corp.	2,800	172,847
Nippon Yusen K.K.	13,000	37,398
Nissan Motor Co., Ltd.	19,400	197,309
Nisshin Seifun Group, Inc.	1,815	21,363
Nissin Foods Holdings Co., Ltd.	500	24,573
Nitori Holdings Co., Ltd.	600	40,616
Nitto Denko Corp.	1,200	80,129
NOK Corp.	1,000	30,068
Nomura Holdings, Inc.	28,500	167,399
Nomura Real Estate Holdings, Inc.	1,000	18,009
Nomura Research Institute Ltd.	1,000	37,570
NSK Ltd.	4,000	58,382
NTT Data Corp.	1,000	43,432
NTT DOCOMO, Inc.	11,400	199,227
NTT Urban Development Corp.	1,000	9,989
Obayashi Corp.	6,000	38,892
Odakyu Electric Railway Co., Ltd.	5,000	50,925
Oji Holdings Corp.	6,000	24,549
Olympus Corp.*	2,000	74,151
Omron Corp.	1,600	72,079
Ono Pharmaceutical Co., Ltd.	600	67,706
Oracle Corp. Japan	200	8,607
Oriental Land Co., Ltd.	1,600	121,149
ORIX Corp.	9,700	136,296
Osaka Gas Co., Ltd.	16,000	66,908
Otsuka Corp.	300	12,785
Otsuka Holdings Co., Ltd.	3,000	93,851
Panasonic Corp.	16,400	215,366
Park24 Co., Ltd.	800	16,368
Rakuten, Inc.	6,200	109,171
Recruit Holdings Co., Ltd.	1,000	31,201
Resona Holdings, Inc.	17,800	88,337
Ricoh Co., Ltd.	5,000	54,367
Rinnai Corp.	300	22,233
Rohm Co., Ltd.	800	54,666

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Sankyo Co., Ltd.	400	$14,207
Sanrio Co., Ltd.	300	8,014
Santen Pharmaceutical Co., Ltd.	3,000	43,757
SBI Holdings, Inc.	1,710	20,700
Secom Co., Ltd.	1,700	113,391
Sega Sammy Holdings, Inc.	1,200	17,485
Seibu Holdings, Inc.	1,000	25,832
Seiko Epson Corp.	2,200	38,965
Sekisui Chemical Co., Ltd.	3,000	38,925
Sekisui House Ltd.	4,000	58,080
Seven & I Holdings Co., Ltd.	6,000	252,140
Seven Bank Ltd.	5,300	26,133
Sharp Corp.	11,000	21,546
Shikoku Electric Power Co., Inc.	1,300	16,000
Shimadzu Corp.	2,000	22,274
Shimamura Co., Ltd.	200	18,524
Shimano, Inc.	600	89,161
Shimizu Corp.	5,000	33,804
Shin-Etsu Chemical Co., Ltd.	3,200	208,922
Shinsei Bank Ltd.	14,000	27,837
Shionogi & Co., Ltd.	2,100	69,910
Shiseido Co., Ltd.	3,200	56,768
Showa Shell Sekiyu K.K.	1,000	9,134
SMC Corp.	400	119,106
SoftBank Corp.	7,500	436,796
Sompo Japan Nipponkoa Holdings, Inc.	2,825	87,825
Sony Corp.	8,900	238,018
Sony Financial Holdings, Inc.	1,200	19,303
Stanley Electric Co., Ltd.	1,300	29,344
Sumitomo Chemical Co., Ltd.	12,000	61,589
Sumitomo Corp.	8,100	86,435
Sumitomo Dainippon Pharma Co., Ltd.	1,400	16,582
Sumitomo Electric Industries Ltd.	5,900	77,340
Sumitomo Heavy Industries Ltd.	3,000	19,633
Sumitomo Metal Mining Co., Ltd.	4,000	58,463
Sumitomo Mitsui Financial Group, Inc.	10,000	383,046
Sumitomo Mitsui Trust Holdings, Inc.	25,430	105,638
Sumitomo Realty & Development Co., Ltd.	3,000	108,004
Sumitomo Rubber Industries Ltd.	1,200	22,120
Suntory Beverage & Food Ltd.	1,000	42,819
Suruga Bank Ltd.	1,000	20,767
Suzuken Co., Ltd.	440	13,412
Suzuki Motor Corp.	2,800	84,096
Sysmex Corp.	1,000	55,447
T&D Holdings, Inc.	5,100	70,054
Taiheiyo Cement Corp.	8,000	24,426
Taisei Corp.	8,000	45,154
Taisho Pharmaceutical Holdings Co., Ltd.	300	22,291
Taiyo Nippon Sanso Corp.	1,000	13,608
Takashimaya Co., Ltd.	2,000	19,647
Takeda Pharmaceutical Co., Ltd.	6,200	309,491
TDK Corp.	900	63,727
Teijin Ltd.	6,000	20,357
Terumo Corp.	2,200	57,954
The Bank of Kyoto Ltd.	3,000	31,443
The Bank of Yokohama Ltd.	10,000	58,566

	Number of Shares	Value†

Japan — (continued)
The Chiba Bank Ltd.	5,000	$36,645
The Chugoku Bank Ltd.	1,000	14,932
The Chugoku Electric Power Co., Inc.	2,100	27,374
The Dai-ichi Life Insurance Co., Ltd.	8,500	123,293
The Gunma Bank Ltd.	3,000	20,266
The Hachijuni Bank Ltd.	4,000	28,205
The Hiroshima Bank Ltd.	4,000	21,557
The Iyo Bank Ltd.	2,000	23,719
The Joyo Bank Ltd.	6,000	30,835
The Kansai Electric Power Co., Inc.	5,900	56,232
The Shizuoka Bank Ltd.	4,000	39,895
The Yokohama Rubber Co., Ltd.	2,000	20,616
THK Co., Ltd.	1,000	25,411
Tobu Railway Co., Ltd.	9,000	42,639
Toho Co., Ltd.	900	22,006
Toho Gas Co., Ltd.	3,000	17,488
Tohoku Electric Power Co., Inc.	3,100	35,211
Tokio Marine Holdings, Inc.	5,400	203,833
Tokyo Electric Power Co., Inc.*	12,200	46,176
Tokyo Electron Ltd.	1,400	97,109
Tokyo Gas Co., Ltd.	17,000	106,874
Tokyo Tatemono Co., Ltd.	3,000	21,979
Tokyu Corp.	10,000	61,868
Tokyu Fudosan Holdings Corp.	4,000	27,282
TonenGeneral Sekiyu K.K.	2,000	17,248
Toppan Printing Co., Ltd.	4,000	30,769
Toray Industries, Inc.	11,000	92,070
Toshiba Corp.	32,000	134,082
TOTO Ltd.	2,000	29,698
Toyo Seikan Group Holdings Ltd.	1,000	14,627
Toyo Suisan Kaisha Ltd.	600	21,109
Toyoda Gosei Co., Ltd.	400	8,929
Toyota Industries Corp.	1,200	68,636
Toyota Motor Corp.	21,200	1,479,839
Toyota Tsusho Corp.	1,800	47,624
Trend Micro, Inc.*	800	26,360
Unicharm Corp.	3,000	78,540
United Urban Investment Corp.	19	29,619
USS Co., Ltd.	2,200	38,015
West Japan Railway Co.	1,300	68,160
Yahoo Japan Corp.	10,400	42,897
Yakult Honsha Co., Ltd.	700	48,764
Yamada Denki Co., Ltd.	8,300	34,179
Yamaguchi Financial Group, Inc.	2,000	22,987
Yamaha Corp.	1,600	27,940
Yamaha Motor Co., Ltd.*	2,400	57,818
Yamato Holdings Co., Ltd.	2,800	64,536
Yamato Kogyo Co., Ltd.	300	7,231
Yamazaki Baking Co., Ltd.	1,000	18,018
Yaskawa Electric Corp.	2,000	29,228
Yokogawa Electric Corp.	2,000	21,547

		22,378,825

Jersey — 0.1%
Randgold Resources Ltd.	735	50,952

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Luxembourg — 0.3%
Altice S.A.*	694	$75,256
ArcelorMittal	8,260	77,500
Millicom International Cellular S.A.*	489	35,359
RTL Group S.A.	294	28,271
SES S.A.	2,387	84,619
Tenaris S.A.	3,987	55,890

		356,895

Macau — 0.0%
Wynn Macau Ltd.	12,400	26,798

Netherlands — 4.5%
Aegon N.V.	13,094	103,385
Airbus Group N.V.*	4,420	287,347
Akzo Nobel N.V.	1,944	146,984
ASML Holding N.V.	2,705	274,230
CNH Industrial N.V.	7,320	59,989
Delta Lloyd N.V.	1,629	30,653
Gemalto N.V.	668	53,225
Heineken Holdings N.V.	898	61,795
Heineken N.V.	1,880	143,494
ING Groep N.V.	29,989	439,276
Koninklijke Ahold NV	7,270	143,261
Koninklijke Boskalis Westminster N.V.	632	31,150
Koninklijke DSM N.V.	1,421	79,198
Koninklijke KPN N.V.	25,159	85,280
Koninklijke Philips N.V.	7,261	205,994
Koninklijke Vopak N.V.	584	32,229
NN Group NV	1,222	34,643
OCI N.V.*	783	24,232
QIAGEN N.V.*	1,994	50,038
Randstad Holding N.V.	923	55,952
Reed Elsevier N.V.	5,178	129,023
Royal Dutch Shell PLC, A Shares	30,609	910,219
Royal Dutch Shell PLC, B Shares	18,971	590,950
TNT Express N.V.	3,470	22,041
Unilever N.V.	12,833	536,258
Wolters Kluwer N.V.	2,160	70,534

		4,601,380

New Zealand — 0.1%
Auckland International Airport Ltd.	7,482	25,132
Contact Energy Ltd.	2,990	13,352
Fletcher Building Ltd.	4,795	30,116
Meridian Energy Ltd.	7,526	11,377
Mighty River Power Ltd.	4,163	9,640
Ryman Healthcare Ltd.	2,831	16,568
Spark New Zealand Ltd.	16,634	36,993

		143,178

Norway — 0.6%
DNB ASA	7,620	122,299
Gjensidige Forsikring ASA	1,418	24,467
Norsk Hydro ASA	10,203	53,630
Orkla ASA	6,430	48,529
Statoil ASA	8,879	156,993
Telenor ASA	6,070	122,495

	Number of Shares	Value†

Norway — (continued)
Yara International ASA	1,246	$63,263

		591,676

Portugal — 0.1%
Banco Comercial Portugues S.A.*	240,809	24,759
Banco Espirito Santo S.A.*~	27,017	0
EDP - Energias de Portugal S.A.*	16,826	63,015
Galp Energia SGPS, S.A.	2,726	29,480
Jeronimo Martins SGPS, S.A.	2,107	26,514

		143,768

Singapore — 1.4%
Ascendas Real Estate Investment Trust	15,000	28,293
CapitaCommercial Trust	16,000	20,595
CapitaLand Ltd.*	18,000	46,918
CapitaMall Trust	21,700	34,740
City Developments Ltd.	3,000	21,989
ComfortDelGro Corp. Ltd.	14,000	29,493
DBS Group Holdings Ltd.	13,514	200,384
Genting Singapore PLC	54,000	36,106
Global Logistic Properties Ltd.	26,000	50,182
Golden Agri-Resources Ltd.	65,000	20,115
Hutchison Port Holdings Trust	35,100	24,394
Jardine Cycle & Carriage Ltd.	1,000	29,869
Keppel Corp. Ltd.	11,600	76,004
Oversea-Chinese Banking Corp. Ltd.	23,096	177,849
Sembcorp Industries Ltd.	9,000	27,629
SembCorp Marine Ltd.	7,000	14,858
Singapore Airlines Ltd.	4,000	34,826
Singapore Exchange Ltd.	6,000	35,576
Singapore Press Holdings Ltd.	10,000	30,526
Singapore Technologies Engineering Ltd.	12,000	30,431
Singapore Telecommunications Ltd.	63,000	201,035
StarHub Ltd.	5,000	15,851
Suntec Real Estate Investment Trust	16,000	21,609
United Overseas Bank Ltd.	9,609	161,068
UOL Group Ltd.	4,128	22,974
Wilmar International Ltd.	17,000	40,358

		1,433,672

Spain — 3.4%
Abertis Infraestructuras S.A.	3,451	62,375
ACS Actividades de Construccion y Servicios S.A.	1,389	49,163
Aena SA*	465	46,754
Amadeus IT Holding S.A.	3,406	145,971
Banco Bilbao Vizcaya Argentaria S.A.	48,344	488,249
Banco de Sabadell S.A.	26,016	63,566
Banco Popular Espanol S.A.	13,495	66,006
Banco Santander S.A.	109,896	823,818
Bankia S.A.*	36,141	50,367
Bankinter S.A.	4,820	36,749
CaixaBank	17,170	81,428
Distribuidora Internacional de Alimentacion S.A.	4,084	31,871
Enagas S.A.	1,740	49,755
Endesa SA*	2,463	47,548
Ferrovial S.A.	3,441	73,162

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Gas Natural SDG S.A.	2,914	$65,425
Grifols S.A.	1,252	53,646
Iberdrola S.A.	39,157	252,505
Inditex S.A.	8,480	272,255
Mapfre S.A.	8,177	29,855
Red Electrica Corp. S.A.	908	73,832
Repsol S.A.	8,401	156,387
Telefonica S.A.	32,751	466,029
Zardoya Otis S.A.	1,544	19,927

		3,506,643

Sweden — 2.9%
Alfa Laval AB	2,688	52,793
Assa Abloy AB, B Shares	2,432	144,863
Atlas Copco AB, A Shares	5,275	170,771
Atlas Copco AB, B Shares	2,722	80,379
Boliden AB	1,883	37,301
Electrolux AB, B Shares	1,720	49,138
Elekta AB, B Shares	3,250	29,228
Getinge AB, B Shares	1,448	35,778
Hennes & Mauritz AB, B Shares	7,381	299,062
Hexagon AB, B Shares	2,081	73,886
Husqvarna AB, B Shares	2,834	20,528
ICA Gruppen AB	521	17,464
Industrivarden AB, C Shares	1,227	23,022
Investment AB Kinnevik, B Shares	1,832	61,156
Investor AB, B Shares	3,414	135,901
Lundin Petroleum AB*	1,488	20,360
Nordea Bank AB	22,880	278,689
Sandvik AB	8,213	91,970
Securitas AB, B Shares	1,984	28,483
Skandinaviska Enskilda Banken AB, A Shares	12,133	141,613
Skanska AB, B Shares	2,985	66,922
SKF AB, B Shares	3,338	86,191
Svenska Cellulosa AB SCA, B Shares	4,703	108,070
Svenska Handelsbanken AB, A Shares	3,762	169,427
Swedbank AB, A Shares	6,778	161,816
Swedish Match AB	1,496	43,986
Tele2 AB, B Shares	2,927	35,009
Telefonaktiebolaget LM Ericsson, B Shares	23,658	297,025
TeliaSonera AB	18,708	118,883
Volvo AB, B Shares	11,928	144,355

		3,024,069

Switzerland — 9.6%
ABB Ltd.	16,654	353,298
Actelion Ltd.	835	96,303
Adecco S.A.	1,364	113,380
Aryzta AG	739	45,303
Baloise Holding AG	408	53,920
Barry Callebaut AG	17	16,598
Chocoladefabriken Lindt & Spruengli AG	1	63,261
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates*	7	37,468
Cie Financiere Richemont S.A.	4,087	328,394
Coca-Cola HBC AG	1,371	24,662
Credit Suisse Group AG*	11,988	322,524

	Number of Shares	Value†

Switzerland — (continued)
EMS-Chemie Holding AG	65	$26,431
Geberit AG	269	100,664
Givaudan S.A.	74	133,692
Glencore PLC	80,695	340,672
Holcim Ltd.	1,694	126,207
Julius Baer Group Ltd.*	1,895	94,719
Kuehne + Nagel International AG	444	65,921
Lonza Group AG	459	57,145
Nestle S.A.	24,984	1,881,356
Novartis AG	17,826	1,759,435
Pargesa Holding S.A.	272	19,089
Partners Group Holding AG	138	41,142
Roche Holding AG	5,466	1,502,014
Schindler Holding AG	145	23,694
Schindler Holding AG, Participation Certificates	349	57,921
SGS S.A.	43	81,984
Sika AG	18	64,448
Sonova Holding AG	427	59,247
STMicroelectronics N.V.	4,919	45,840
Sulzer AG	188	20,636
Swiss Life Holding AG	272	67,197
Swiss Prime Site AG*	430	37,336
Swiss Re AG	2,781	268,250
Swisscom AG	183	106,120
Syngenta AG	723	245,624
The Swatch Group AG	253	106,995
The Swatch Group AG, Registered Shares	366	30,676
Transocean Ltd.	3,010	43,365
UBS Group AG*	28,612	536,507
Wolseley PLC	2,086	123,291
Zurich Insurance Group AG	1,170	395,463

		9,918,192

United Kingdom — 16.9%
3i Group PLC	8,442	60,321
Aberdeen Asset Management PLC	7,687	52,297
Admiral Group PLC	1,518	34,371
Aggreko PLC	2,157	48,792
Amec Foster Wheeler PLC	2,494	33,361
Anglo American PLC	10,459	156,204
Antofagasta PLC	3,403	36,814
ARM Holdings PLC	11,309	183,672
Ashtead Group PLC	3,679	59,003
Associated British Foods PLC	2,872	119,857
AstraZeneca PLC	9,861	676,644
Aviva PLC	21,899	175,254
Babcock International Group PLC	1,759	25,660
BAE Systems PLC	25,041	194,056
Barclays PLC	128,161	462,599
BG Group PLC	25,932	318,281
BHP Billiton PLC	16,047	352,155
BP PLC	141,456	916,937
British American Tobacco PLC	14,337	742,424
BT Group PLC	61,952	402,553
Bunzl PLC	2,435	66,016
Burberry Group PLC	3,582	91,987

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Capita PLC	5,526	$91,349
Carnival PLC	1,577	77,104
Centrica PLC	37,872	141,652
Cobham PLC	8,466	38,136
Compass Group PLC	13,243	229,888
Croda International PLC	1,214	49,237
Diageo PLC	19,654	543,123
Direct Line Insurance Group PLC	10,377	48,969
Dixons Carphone PLC	7,844	47,972
easyJet PLC	1,334	37,127
Fiat Chrysler Automobiles NV*	6,477	105,148
Fresnillo PLC	1,200	12,119
G4S PLC	12,521	54,885
GKN PLC	13,828	73,349
GlaxoSmithKline PLC	37,838	871,025
Hammerson PLC	6,570	64,702
Hargreaves Lansdown PLC	1,892	32,272
HSBC Holdings PLC	148,475	1,265,213
ICAP PLC	4,325	33,733
IMI PLC	1,958	36,948
Imperial Tobacco Group PLC	7,532	330,399
Inmarsat PLC	3,494	47,849
Intercontinental Hotels Group PLC	1,943	75,784
International Consolidated Airlines Group S.A. (London Main Market Exchange)*	2,764	24,636
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)*	5,668	50,784
Intertek Group PLC	1,257	46,560
Intu Properties PLC	8,009	41,290
Investec PLC	4,543	37,677
ITV PLC	30,751	115,133
J. Sainsbury PLC	9,762	37,461
Johnson Matthey PLC	1,610	80,666
Kingfisher PLC	18,641	105,173
Land Securities Group PLC	6,374	118,335
Legal & General Group PLC	47,123	194,068
Lloyds Banking Group PLC*	447,156	518,313
London Stock Exchange Group PLC	1,764	64,156
Marks & Spencer Group PLC	12,979	102,649
Meggitt PLC	5,739	46,650
Melrose Industries PLC	7,834	32,175
Merlin Entertainments PLC	3,376	22,102
National Grid PLC	28,998	372,798
Next PLC	1,232	128,126
Old Mutual PLC	38,468	126,277
Pearson PLC	5,952	128,108
Persimmon PLC*	2,549	62,816
Petrofac Ltd.	1,906	26,833
Prudential PLC	20,038	497,250
Reckitt Benckiser Group PLC	5,052	433,993
Reed Elsevier PLC	8,393	144,342
Rexam PLC	5,992	51,353
Rio Tinto PLC	9,892	407,913
Rolls-Royce Holdings PLC	14,045	198,089
Royal Bank of Scotland Group PLC*	19,867	100,362
Royal Mail PLC	5,386	34,934

	Number of Shares	Value†

United Kingdom — (continued)
RSA Insurance Group PLC	7,501	$46,754
SABMiller PLC	7,565	396,266
Schroders PLC	799	37,850
Segro PLC	6,316	39,002
Severn Trent PLC	2,104	64,135
Sky PLC	7,899	116,209
Smith & Nephew PLC	7,021	119,718
Smiths Group PLC	3,378	55,869
Sports Direct International PLC*	2,156	19,377
SSE PLC	7,658	169,953
Standard Chartered PLC	18,669	302,375
Standard Life PLC	16,040	112,708
Subsea 7 S.A.	1,806	15,508
Tate & Lyle PLC	3,269	28,921
Tesco PLC	64,072	228,708
The British Land Co. PLC	7,874	97,046
The Sage Group PLC	8,870	61,271
The Weir Group PLC	1,674	42,241
Travis Perkins PLC	2,061	59,507
Tullow Oil PLC	7,372	30,905
Unilever PLC	10,072	420,237
United Utilities Group PLC	5,606	77,515
Vodafone Group PLC	206,154	674,600
W.M. Morrison Supermarkets PLC	17,966	51,346
Whitbread PLC	1,474	114,455
William Hill PLC	7,259	39,861
WPP PLC	9,883	224,448

		17,515,048

TOTAL COMMON STOCKS (Cost $79,063,130)		100,229,191

PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG	477	44,058
Fuchs Petrolub SE	598	23,852
Henkel AG & Co. KGaA	1,395	163,858
Porsche Automobil Holding SE	1,203	117,807
Volkswagen AG	1,278	338,928

TOTAL PREFERRED STOCKS (Cost $371,468)		688,503

RIGHTS — 0.0%
Spain — 0.0%
Telefonica04/12/15*	32,751	5,282
Banco de Sabadell S.A. 04/17/15*	26,016	6,602

		11,884

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A. 04/12/15*	48,344	6,966
TOTAL RIGHTS (Cost $6,845)		18,850

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
WARRANTS — 0.0%
Belgium — 0.0%
Anheuser-Busch InBev N.V. 02/27/13 * (Cost $0)	356	$0

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,286,316)	3,286,316	3,286,316

TOTAL INVESTMENTS — 100.7% (Cost $82,727,759)(a)		$104,222,860

Other Assets & Liabilities — (0.7)%		(735,432)

TOTAL NET ASSETS — 100.0%		$103,487,428

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2015 is $0.
(a)	At March 31, 2015, the cost for Federal income tax purposes was 83,169,710. Net unrealized appreciation was 21,053,150. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of 26,968,342 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of 5,915,192.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$453,373
Aerospace & Defense	0.8%	840,194
Agriculture	1.4%	1,439,685
Airlines	0.3%	278,606
Apparel	0.9%	857,879
Auto Manufacturers	4.1%	4,105,980
Auto Parts & Equipment	1.3%	1,335,481
Banks	14.4%	14,387,943
Beverages	2.5%	2,497,130
Biotechnology	0.3%	338,139
Building & Real Estate	0.1%	62,816
Building Materials	1.2%	1,195,041
Building-Maintenance Service	— %+	29,503
Chemicals	4.0%	3,966,592
Commercial Services	1.6%	1,573,491
Computers	0.4%	438,784
Cosmetics & Personal Care	0.8%	756,769
Distribution & Wholesale	0.9%	919,967
Diversified	— %+	28,293
Diversified Financial Services	1.8%	1,826,094
Diversified Operations	0.2%	168,431
Electric	2.5%	$2,520,272

Electrical Components & Equipment	1.1%	1,106,165
Electronics	1.4%	1,449,493
Energy-Alternate Sources	0.2%	160,596
Engineering & Construction	1.2%	1,177,431
Entertainment	0.2%	222,458
Environmental Control	— %+	19,327
Food	5.2%	5,236,066
Forest Products & Paper	0.3%	257,845
Gas	1.0%	992,489
Hand & Machine Tools	0.4%	415,515
Healthcare Products	1.0%	980,447
Healthcare Services	0.3%	283,251
Holding Companies	0.6%	608,664
Home Builders	0.2%	194,200
Home Furnishings	0.5%	524,068
Hotels & Resorts	0.2%	241,676
Household Products & Wares	0.6%	574,469
Industrial	0.2%	198,089
Insurance	6.0%	5,967,582
Internet	0.4%	387,771
Investment Companies	0.4%	374,502
Iron & Steel	0.5%	548,171
Leisure Time	0.3%	344,301
Lodging	0.3%	283,674
Machinery - Construction & Mining	0.4%	411,706
Machinery - Diversified	1.2%	1,225,450
Media	1.2%	1,193,196
Metal Fabricate/Hardware	0.4%	371,806
Mining	2.4%	2,435,697
Miscellaneous Manufacturing	1.2%	1,201,633
Mixed Industrial/Office	0.5%	528,571
Office & Business Equipment	0.4%	408,226
Oil & Gas	4.9%	4,919,133
Oil & Gas Services	0.1%	131,380
Packaging and Containers	0.2%	162,642
Pharmaceuticals	9.0%	9,044,175
Pipelines	0.1%	60,204
Real Estate	1.7%	1,692,664
Real Estate Investment Trusts	1.0%	1,020,151
Real Estate Management Services	0.1%	90,141
Retail	3.0%	2,975,590
Semiconductors	0.8%	774,240
Shipbuilding	— %+	32,326
Software	0.9%	871,848
Storage & Warehousing	— %+	15,563
Telecommunications	5.5%	5,498,796
Textiles	0.1%	144,922
Toys, Games & Hobbies	0.1%	146,804
Transportation	2.0%	2,002,308
Venture Capital	0.1%	60,321
Water	0.2%	240,985
	100.0%	$100,229,191

+ Rounded.

PENN SERIES FUNDS, INC.

DEVELOPED INTERNATIONAL INDEX FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,351,011	$—	$7,351,011	$—
Austria	198,752	—	198,752	—
Belgium	1,337,952	—	1,337,952	—
Bermuda	29,299	—	29,299	—
China	96,865	—	96,865	—
Denmark	1,681,143	11,717	1,669,426	—
Finland	856,868	—	856,868	—
France	9,325,440	86,050	9,239,390	—
Germany	8,908,781	—	8,908,781	—
Guernsey	62,359	—	62,359	—
Hong Kong	3,098,055	15,724	3,082,331	—
Ireland	858,093	3,939	854,154	—
Israel	601,889	—	601,889	—
Italy	2,131,588	—	2,131,588	—
Japan	22,378,825	—	22,378,825	—
Jersey	50,952	—	50,952	—
Luxembourg	356,895	75,256	281,639	—
Macau	26,798	—	26,798	—
Netherlands	4,601,380	—	4,601,380	—
New Zealand	143,178	—	143,178	—
Norway	591,676	—	591,676	—
Portugal	143,768	—	143,768	—
Singapore	1,433,672	24,394	1,409,278	—
Spain	3,506,643	46,754	3,459,889	—
Sweden	3,024,069	29,228	2,994,841	—
Switzerland	9,918,192	—	9,918,192	—
United Kingdom	17,515,048	77,104	17,437,944	—
PREFERRED STOCKS
Germany	688,503		688,503
RIGHTS	18,850	6,966	11,884	—
SHORT-TERM INVESTMENTS	3,286,316	3,286,316	—	—

TOTAL INVESTMENTS	104,222,860	3,663,448	100,559,412	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 95.3%
Australia — 4.1%
CSL Ltd.	119,759	$8,378,618
Ramsay Health Care Ltd.	149,842	7,650,276

		16,028,894

Brazil — 1.0%
Cielo S.A.	274,537	3,930,252

Canada — 6.0%
Alimentation Couche Tard, Inc., Class B	137,652	5,485,213
Enbridge, Inc.	176,277	8,496,870
Silver Wheaton Corp.	162,482	3,086,587
The Bank of Nova Scotia	124,355	6,238,614

		23,307,284

China — 4.5%
Alibaba Group Holding Ltd. ADR*	9,643	802,683
Baidu, Inc. ADR*	31,516	6,567,935
Sands China Ltd.	1,129,306	4,669,946
Tencent Holdings Ltd.	293,340	5,570,502

		17,611,066

Denmark — 4.0%
Coloplast A/S, B Shares	27,769	2,097,814
Novo Nordisk A/S, B Shares	254,182	13,569,197

		15,667,011

France — 8.5%
Air Liquide S.A.	42,168	5,428,662
Bureau Veritas S.A.	291,943	6,263,541
Essilor International S.A.	59,296	6,808,050
Hermes International	13,253	4,679,412
L’Oreal S.A.	31,430	5,789,089
Pernod Ricard S.A.	32,245	3,812,690

		32,781,444

Germany — 2.4%
Bayer AG	35,967	5,381,213
Fresenius Medical Care AG & Co. KGaA	48,100	3,998,141

		9,379,354

Hong Kong — 1.9%
Cheung Kong Infrastructure Holdings Ltd.	286,990	2,464,898
Galaxy Entertainment Group Ltd.	386,030	1,752,709
The Link REIT	505,677	3,119,614

		7,337,221

India — 11.9%
HDFC Bank Ltd.~	963,918	18,515,235
HDFC Bank Ltd. ADR	14,591	859,264
Housing Development Finance Corp.	843,178	17,727,954
ITC Ltd.	1,716,281	8,922,218

		46,024,671

Ireland — 1.2%
Paddy Power PLC*	54,225	4,632,613

Japan — 1.2%
Daito Trust Construction Co., Ltd.	42,500	4,745,794

Netherlands — 4.8%
Core Laboratories N.V.	14,497	1,514,791

	Number of Shares	Value†

Netherlands — (continued)
Unilever N.V.	410,088	$17,136,510

		18,651,301

South Africa — 1.5%
Naspers Ltd., N Shares	38,718	5,938,993

Spain — 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	397,900	4,018,583
Grifols S.A.	139,452	5,975,318

		9,993,901

Switzerland — 16.0%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates*	1,142	6,112,691
Cie Financiere Richemont S.A.	85,732	6,888,643
DKSH Holding AG	50,905	4,148,876
Nestle S.A.	198,441	14,943,092
Roche Holding AG	62,320	17,125,044
SGS S.A.	3,531	6,732,266
UBS Group AG*	331,047	6,207,499

		62,158,111

United Kingdom — 18.1%
British American Tobacco PLC	426,142	22,067,258
Diageo PLC	263,368	7,277,968
Domino’s Pizza Group PLC	402,463	4,627,546
Lloyds Banking Group PLC*	3,296,371	3,820,933
Persimmon PLC*	227,122	5,597,044
Reckitt Benckiser Group PLC	179,986	15,461,736
SABMiller PLC	218,773	11,459,669

		70,312,154

United States — 5.6%
Philip Morris International, Inc.	174,394	13,137,100
The Priceline Group, Inc.*	7,409	8,625,187

		21,762,287

TOTAL COMMON STOCKS (Cost $294,270,606)		370,262,351

PREFERRED STOCKS — 0.8%
Brazil — 0.8%
Itau Unibanco Holding S.A. ADR (Cost $3,857,789)	260,876	2,885,288

RIGHTS — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.* 04/12/15 (Cost $56,333)	397,900	57,331

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $11,612,991)	11,612,991	11,612,991

TOTAL INVESTMENTS — 99.1% (Cost $309,797,719)(a)		$ 384,817,961

Other Assets & Liabilities — 0.9%		3,538,587

TOTAL NET ASSETS — 100.0%		$ 388,356,548

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $309,108,663. Net unrealized appreciation was $75,709,298. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $85,138,898 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,429,600.
~	Fair valued security. The total market value of fair valued securities at March 31, 2015 is $18,515,235.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 03/31/2015††
United Kingdom	18%
Switzerland	16
India	12
United States	9
France	8
Canada	6
Netherlands	5
Other	26

Total	100%

††	% of total investments as of March 31, 2015

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	1.1%	$4,148,876
Agriculture	11.9%	44,126,576
Apparel	1.3%	4,679,412
Banks	10.7%	39,660,128
Beverages	6.1%	22,550,327
Biotechnology	2.3%	8,378,618
Building & Real Estate	1.5%	5,597,044
Chemicals	1.4%	5,381,213
Commercial Services	4.6%	16,926,059
Cosmetics & Personal Care	1.6%	5,789,089
Diversified Financial Services	4.8%	17,727,954
Entertainment	1.2%	4,632,613
Food	10.3%	38,192,293
Gas	1.5%	5,428,662
Healthcare Products	2.4%	8,905,864
Healthcare Services	3.1%	11,648,417
Hotels & Resorts	0.5%	1,752,709
Household Products & Wares	4.2%	15,461,736
Internet	5.8%	21,566,307
Investment Companies	0.7%	2,464,898
Lodging	1.3%	4,669,946
Media	1.6%	5,938,993
Mining	0.8%	3,086,587
Oil & Gas Services	2.7%	10,011,661
Pharmaceuticals	9.9%	36,669,559
Real Estate	1.3%	4,745,794
Real Estate Investment Trusts	0.8%	3,119,614
Retail	4.6%	17,001,402

	100.0%	$370,262,351

PENN SERIES FUNDS, INC.

INTERNATIONAL EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$16,028,894	$—	$16,028,894	$—
Brazil	3,930,252	3,930,252	—	—
Canada	23,307,284	23,307,284	—	—
China	17,611,066	7,370,618	10,240,448	—
Denmark	15,667,011	—	15,667,011	—
France	32,781,444	—	32,781,444	—
Germany	9,379,354	—	9,379,354	—
Hong Kong	7,337,221	—	7,337,221	—
India	46,024,671	859,264	45,165,407	—
Ireland	4,632,613	—	4,632,613	—
Japan	4,745,794	—	4,745,794	—
Netherlands	18,651,301	1,514,791	17,136,510	—
South Africa	5,938,993	—	5,938,993	—
Spain	9,993,901	—	9,993,901	—
Switzerland	62,158,111	—	62,158,111	—
United Kingdom	70,312,154	—	70,312,154	—
United States	21,762,287	21,762,287	—	—
PREFERRED STOCKS	2,885,288	2,885,288	—	—
RIGHTS	57,331	57,331	—	—
SHORT-TERM INVESTMENTS	11,612,991	11,612,991	—	—
TOTAL INVESTMENTS	384,817,961	73,300,106	311,517,855	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 92.6%
Argentina — 0.9%
MercadoLibre, Inc.	6,180	$757,174
YPF S.A. ADR	24,632	676,148

		1,433,322

Austria — 2.1%
Erste Group Bank AG	78,573	1,931,650
Vienna Insurance Group AG Wiener Versicherung Gruppe	32,253	1,428,046

		3,359,696

Brazil — 3.3%
BRF S.A.	155,257	3,072,498
CCR S.A.	137,160	709,534
Raia Drogasil S.A.	78,861	705,451
Ultrapar Participacoes S.A.	41,081	835,766

		5,323,249

Chile — 0.6%
S.A.C.I. Falabella	118,517	906,593

China — 12.2%
Bank of China Ltd., Class H	8,249,000	4,768,547
CGN Power Co. Ltd.*	300,000	129,223
China Construction Bank Corp., Class H	2,881,930	2,391,965
China Life Insurance Co. Ltd., Class H	543,000	2,386,896
China Oilfield Services Ltd., Class H	106,000	176,505
China Pacific Insurance Group Co. Ltd., Class H	191,800	912,325
Chongqing Changan Automobile Co. Ltd., Class B~	109,700	299,556
Huadian Power International Corp. Ltd., Class H	572,000	477,160
JD.Com, Inc. ADR*	23,222	682,262
Qihoo 360 Technology Co. Ltd. ADR*	4,953	253,594
Sihuan Pharmaceutical Holdings Group Ltd.~	1,282,000	729,250
TAL Education Group ADR*	15,958	530,125
Tencent Holdings Ltd.	275,700	5,235,520
Tsingtao Brewery Co. Ltd., Class H	80,000	536,437
Uni-President China Holdings Ltd.	124,800	82,581

		19,591,946

Colombia — 0.2%
Grupo de Inversiones Suramericana SA	29,612	382,223

Czech Republic — 1.1%
Komercni Banka, A.S.	7,932	1,710,921

Egypt — 0.5%
Commercial International Bank Egypt SAE	112,727	830,980

Hong Kong — 3.6%
China Mengniu Dairy Co. Ltd.	203,000	1,081,310
China Mobile Ltd.	245,000	3,192,937
China Overseas Land & Investment Ltd.	252,000	813,808
CSPC Pharmaceutical Group Ltd.	436,000	368,920
Shenzhen International Holdings Ltd.	227,500	343,073

		5,800,048

India — 10.5%
Ashok Leyland Ltd.*	1,629,313	1,910,883

	Number of Shares	Value†

India — (continued)
Bharat Petroleum Corp Ltd.	90,714	$1,176,198
Glenmark Pharmaceuticals Ltd.	84,829	1,065,324
HDFC Bank Ltd.~	114,469	2,198,756
ICICI Bank Ltd.	167,337	847,211
Idea Cellular Ltd.	199,345	585,663
IndusInd Bank Ltd.~	126,928	1,878,570
Marico Ltd.	170,590	1,051,376
Maruti Suzuki India Ltd.	27,249	1,610,764
Oil & Natural Gas Corp. Ltd.	177,747	870,055
Shree Cement Ltd.	7,641	1,319,900
Shriram Transport Finance Co. Ltd.	83,970	1,496,492
Tata Consultancy Services Ltd.	19,276	785,420

		16,796,612

Indonesia — 2.6%
AKR Corporindo Tbk PT	769,800	301,358
Kalbe Farma Tbk PT	5,899,100	841,681
Link Net Tbk PT*	1,477,200	675,049
Matahari Department Store Tbk PT	1,014,300	1,525,319
Surya Citra Media Tbk PT	1,741,900	451,963
Xl Axiata Tbk PT	1,001,200	332,658

		4,128,028

Japan — 0.3%
Nexon Co. Ltd.	46,600	496,247

Malaysia — 0.8%
Astro Malaysia Holdings Bhd	730,400	630,079
IHH Healthcare Bhd	457,700	742,750

		1,372,829

Mexico — 6.5%
Alfa S.A.B. de C.V.*	804,258	1,626,601
America Movil S.A.B. de C.V., Series L ADR	51,801	1,059,848
Cemex S.A.B. de C.V. ADR*	236,684	2,241,397
El Puerto de Liverpool Sab de CV*	51,658	605,869
Fomento Economico Mexicano S.A.B. de C.V. ADR*	32,992	3,084,752
Grupo Financiero Banorte S.A.B. de C.V., Series O	170,912	990,950
Grupo Financiero Inbursa S.A.B de C.V., Series O	300,472	757,213

		10,366,630

Netherlands — 0.4%
Yandex N.V., Class A*	42,184	639,720

Pakistan — 0.6%
United Bank Ltd.	634,700	958,354

Panama — 0.4%
Copa Holdings S.A., Class A	6,138	619,754

Peru — 1.1%
Credicorp Ltd.	12,906	1,814,971

Philippines — 4.3%
BDO Unibank, Inc.	289,850	803,232
DMCI Holdings, Inc.	1,691,750	586,512

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Philippines — (continued)
International Container Terminal Services, Inc.	271,320	$654,897
LT Group, Inc.	2,081,100	757,535
Metro Pacific Investments Corp.	9,275,400	1,000,587
Metropolitan Bank & Trust Co.	713,383	1,554,123
SM Investments Corp.	73,640	1,480,950

		6,837,836

Poland — 2.6%
Bank Pekao S.A.	30,978	1,500,771
Bank Zachodni WBK S.A.	6,830	621,122
CCC SA	8,414	405,532
PKP Cargo S.A.	35,177	818,664
Polski Koncern Naftowy Orlen S.A.	51,296	800,774

		4,146,863

Portugal — 0.9%
Jeronimo Martins SGPS, S.A.	121,410	1,527,789

Qatar — 0.3%
Ooredoo QSC	17,358	472,510

Russia — 0.9%
Mail.Ru Group Ltd. GDR*	36,172	718,738
NOVATEK OAO GDR	9,523	714,225

		1,432,963

South Africa — 5.3%
Life Healthcare Group Holdings Ltd.	291,584	1,015,555
MTN Group Ltd.	108,851	1,834,918
Naspers Ltd., N Shares	19,073	2,925,627
Steinhoff International Holdings Ltd.	227,624	1,424,651
Vodacom Group Ltd.	116,032	1,267,402

		8,468,153

South Korea — 11.8%
Amorepacific Corp.	222	670,769
CJ E&M Corp.*	1,265	62,017
Cosmax, Inc.	4,658	572,217
Coway Co. Ltd.	21,092	1,735,975
Hotel Shilla Co. Ltd.	11,245	990,456
Hyundai Engineering & Construction Co. Ltd.	12,760	577,705
KB Financial Group, Inc.	43,585	1,538,499
Kia Motors Corp.	23,793	966,898
Kolao Holdings	21,384	328,607
Kolao Holdings GDR	1	8
Korea Aerospace Industries Ltd.	4,998	253,821
LG Chem Ltd.	2,828	574,061
Lotte Chemical Corp.	2,576	470,661
NAVER Corp.	2,665	1,607,803
Samsung Electronics Co. Ltd.	3,501	4,539,934
Samsung Life Insurance Co. Ltd.	9,253	805,197
Shinhan Financial Group Co. Ltd.	21,719	815,979
SK Hynix, Inc.	41,806	1,707,634
SK Telecom Co. Ltd.	3,075	756,655

		18,974,896

	Number of Shares	Value†

Spain — 0.3%
Cemex Latam Holdings S.A.*	99,528	$516,780

Switzerland — 1.4%
Coca-Cola HBC AG	63,951	1,150,374
DKSH Holding AG	13,096	1,067,354

		2,217,728

Taiwan — 9.6%
Advanced Semiconductor Engineering, Inc.	604,000	817,897
Catcher Technology Co. Ltd.	96,000	1,003,989
Chailease Holding Co. Ltd.	483,250	1,203,202
Delta Electronics, Inc.	142,000	894,804
Eclat Textile Co. Ltd.	58,644	768,457
Epistar Corp.	304,000	488,734
Far Eastone Telecommunications Co. Ltd.	146,000	352,217
Fubon Financial Holding Co. Ltd.	715,310	1,282,223
Ginko International Co. Ltd.	28,000	321,676
Hermes Microvision, Inc.	12,012	691,075
Largan Precision Co. Ltd.	12,000	1,031,616
MediaTek, Inc.	37,000	499,713
Pegatron Corp.	161,000	434,385
Taiwan Mobile Co. Ltd.	178,000	622,315
Taiwan Semiconductor Manufacturing Co. Ltd.	867,769	4,033,010
Uni-President Enterprises Corp.	587,502	981,823

		15,427,136

Thailand — 4.2%
Advanced Info Service PCL NVDR	177,600	1,290,676
BTS Rail Mass Transit Growth Infrastructure Fund	2,532,000	809,244
Indorama Ventures PCL NVDR	915,000	730,575
Kasikornbank PCL NVDR	102,300	719,316
Land and Houses PCL NVDR	2,688,000	804,494
Minor International PCL NVDR	667,700	717,376
PTT PCL	112,100	1,112,732
Total Access Communication PCL NVDR	191,300	480,858

		6,665,271

United Kingdom — 0.9%
Mondi PLC	78,135	1,499,603

United States — 2.4%
Samsonite International S.A.	723,000	2,513,315
Yum! Brands, Inc.	16,329	1,285,419

		3,798,734

TOTAL COMMON STOCKS (Cost $121,089,865)		148,518,385

PREFERRED STOCKS — 2.9%
Brazil — 2.1%
Banco Bradesco S.A.	175,071	1,625,340
Itau Unibanco Holding S.A.	156,384	1,735,558

		3,360,898

Colombia — 0.3%
Grupo de Inversiones Suramericana S.A.	31,247	395,395

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
PREFERRED STOCKS — (continued)
South Korea — 0.5%
Samsung Electronics Co. Ltd.	843	$837,063

TOTAL PREFERRED STOCKS (Cost $5,727,551)		4,593,356

SHORT-TERM INVESTMENTS — 4.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $6,889,003)	6,889,003	6,889,003

TOTAL INVESTMENTS — 99.8% (Cost $133,706,419)(a)		$160,000,744

Other Assets & Liabilities — 0.2%		281,374

TOTAL NET ASSETS — 100.0%		$160,282,118

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $134,370,188. Net unrealized appreciation was $25,630,556. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,590,044 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,959,488.
~	Fair valued security. The total market value of fair valued securities at March 31, 2015 is $5,106,132

ADR — American Depository Receipt.

GDR — Global Depository Receipt.

NVDR — Non Voting Depository Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.7%	$1,067,354
Aerospace & Defense	0.2%	253,821
Airlines	0.4%	619,754
Apparel	0.5%	768,457
Auto Manufacturers	3.2%	4,788,101
Banks	17.7%	26,278,652
Beverages	3.7%	5,529,098
Building Materials	2.7%	4,078,077
Chemicals	1.8%	2,611,063
Commercial Services	1.5%	2,237,629
Computers	0.5%	785,420
Cosmetics & Personal Care	0.8%	1,242,986
Distribution & Wholesale	0.2%	301,358
Diversified Financial Services	3.5%	5,133,193
Electric	0.4%	606,383
Electrical Components & Equipment	1.4%	2,020,264
Engineering & Construction	0.8%	1,164,217
Environmental Control	1.2%	1,735,975
Food	4.5%	6,746,001
Forest Products & Paper	1.0%	1,499,603
Healthcare Products	0.2%	321,676
Healthcare Services	1.2%	1,758,305
Holding Companies	1.1%	1,626,601
Home Builders	0.5%	804,494
Home Furnishings	1.0%	1,424,651
Hotels & Resorts	0.7%	990,456
Household Products & Wares	2.4%	3,564,691
Insurance	3.7%	5,532,464
Internet	7.1%	10,569,860
Investment Companies	0.3%	382,223
Media	2.7%	4,069,686
Metal Fabricate/Hardware	0.7%	1,003,989
Miscellaneous Manufacturing	0.7%	1,031,616
Oil & Gas	3.6%	5,350,132
Oil & Gas Services	0.1%	176,505
Pharmaceuticals	2.0%	3,005,175
Real Estate	1.4%	2,017,010
Retail	5.4%	7,961,124
Semiconductors	8.1%	12,086,922
Software	0.3%	496,247
Telecommunications	8.3%	12,248,657
Transportation	1.1%	1,627,908
Water	0.7%	1,000,587

	100.0%	$148,518,385

PENN SERIES FUNDS, INC.

EMERGING MARKETS EQUITY FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$1,433,322	$1,433,322	$—	$—
Austria	3,359,696	—	3,359,696	—
Brazil	5,323,249	5,323,249	—	—
Chile	906,593	906,593	—	—
China	19,591,946	2,577,368	17,014,578	—
Colombia	382,223	382,223	—	—
Czech Republic	1,710,921	—	1,710,921	—
Egypt	830,980	—	830,980	—
Hong Kong	5,800,048	—	5,800,048	—
India	16,796,612	—	16,796,612	—
Indonesia	4,128,028	675,049	3,452,979	—
Japan	496,247	—	496,247	—
Malaysia	1,372,829	742,750	630,079	—
Mexico	10,366,630	10,366,630	—	—
Netherlands	639,720	639,720	—	—
Pakistan	958,354	958,354	—	—
Panama	619,754	619,754	—	—
Peru	1,814,971	1,814,971	—	—
Philippines	6,837,836	—	6,837,836	—
Poland	4,146,863	—	4,146,863	—
Portugal	1,527,789	—	1,527,789	—
Qatar	472,510	—	472,510	—
Russia	1,432,963	1,432,963	—	—
South Africa	8,468,153	—	8,468,153	—
South Korea	18,974,896	8	18,974,888	—
Spain	516,780	516,780	—	—
Switzerland	2,217,728	—	2,217,728	—
Taiwan	15,427,136	—	15,427,136	—
Thailand	6,665,271	1,921,976	4,743,295	—
United Kingdom	1,499,603	—	1,499,603	—
United States	3,798,734	3,798,734	—	—
PREFERRED STOCKS	4,593,356	3,756,293	837,063	—
SHORT-TERM INVEST- MENTS	6,889,003	6,889,003	—	—

TOTAL INVEST- MENTS	$160,000,744	$44,755,740	$115,245,004	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any significant transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 3.6%
Home Builders — 0.4%
Toll Brothers, Inc.*	15,391	$605,482

Hotels & Resorts — 1.0%
La Quinta Holdings Inc*	58,976	1,396,551

Lodging — 1.0%
Extended Stay America, Inc.	73,324	1,432,018

Real Estate — 1.2%
Forest City Enterprises, Inc., Class A*	67,714	1,728,061

TOTAL COMMON STOCKS (Cost $4,572,997)		5,162,112

REAL ESTATE INVESTMENT TRUSTS — 95.2%
Apartments — 19.6%
American Homes 4 Rent	127,395	2,108,387
Apartment Investment & Management Co., Class A	82,868	3,261,684
Education Realty Trust, Inc.	30,948	1,094,940
Equity Residential	134,148	10,444,763
Essex Property Trust, Inc.	4,382	1,007,422
Home Properties, Inc.	36,981	2,562,414
Monogram Residential Trust, Inc.	118,565	1,105,026
UDR, Inc.	199,619	6,793,035

		28,377,671

Building & Real Estate — 1.7%
Spirit Realty Capital, Inc.	197,873	2,390,306

Diversified — 9.6%
American Assets Trust, Inc.	35,141	1,520,902
Liberty Property Trust	40,984	1,463,129
Retail Properties of America, Inc. Class A	132,498	2,123,943
Vornado Realty Trust	78,083	8,745,296

		13,853,270

Healthcare — 8.9%
HCP, Inc.	66,434	2,870,613
Health Care REIT, Inc.	88,611	6,854,947
Healthcare Trust of America, Inc.	65,616	1,828,062
Omega Healthcare Investors, Inc.	32,891	1,334,388

		12,888,010

Hotels & Resorts — 6.1%
Belmond Ltd.	70,975	871,573
DiamondRock Hospitality Co.	136,187	1,924,322
Host Hotels & Resorts, Inc.	136,163	2,747,769
Strategic Hotels & Resorts, Inc.*	117,366	1,458,860
Sunstone Hotel Investors, Inc.	105,225	1,754,101

		8,756,625

Industrial — 4.6%
First Industrial Realty Trust, Inc.	59,805	1,281,621
Prologis, Inc.	99,407	4,330,169
QTS Realty Trust, Inc.	28,269	1,029,274

		6,641,064

	Number of Shares	Value†

Manufactured Homes — 1.2%
Sun Communities, Inc.	26,596	$1,774,485

Office Property — 12.9%
BioMed Realty Trust, Inc.	124,339	2,817,522
Brandywine Realty Trust	131,592	2,102,840
Douglas Emmett, Inc.	71,773	2,139,553
Empire State Realty Trust, Inc.	61,498	1,156,777
Equity Commonwealth*	54,014	1,434,072
Kilroy Realty Corp.	25,550	1,946,144
SL Green Realty Corp.	54,885	7,046,136

		18,643,044

Regional Malls — 14.3%
General Growth Properties, Inc.	4,847	143,229
Pennsylvania Real Estate Investment Trust	57,835	1,343,507
Simon Property Group, Inc.	73,221	14,324,956
Taubman Centers, Inc.	8,850	682,601
The Macerich Co.	49,194	4,148,530

		20,642,823

Storage & Warehousing — 8.3%
CubeSmart	129,824	3,135,250
Public Storage	35,460	6,990,584
Sovran Self Storage, Inc.	19,277	1,810,881

		11,936,715

Strip Centers — 8.0%
DDR Corp.	193,038	3,594,368
Regency Centers Corp.	55,744	3,792,822
Urban Edge Properties	42,379	1,004,382
Weingarten Realty Investors	85,954	3,092,625

		11,484,197

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $113,538,771)		137,388,210

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,867,972)	1,867,972	1,867,972

TOTAL INVESTMENTS — 100.1% (Cost $119,979,740)(a)		$144,418,294

Other Assets & Liabilities — (0.1)%		(115,179)

TOTAL NET ASSETS — 100.0%		$144,303,115

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $120,120,842. Net unrealized appreciation was $24,297,452. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,770,073 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $472,621.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

REAL ESTATE SECURITIES FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$5,162,112	$5,162,112	$—	$—
REAL ESTATE INVESTMENT TRUSTS	137,388,210	137,388,210	—	—
SHORT-TERM INVEST- MENTS	1,867,972	1,867,972	—	—

TOTAL INVEST- MENTS	$144,418,294	$144,418,294	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 66.6%
Penn Series Flexibly Managed Fund*	61,858	$2,550,411
Penn Series Index 500 Fund*	237,321	3,825,617
Penn Series Large Cap Growth Fund*	191,472	2,550,412
Penn Series Large Cap Value Fund*	275,899	6,376,029
Penn Series Large Core Growth Fund*	38,619	637,603
Penn Series Large Core Value Fund*	211,547	3,188,014
Penn Series Large Growth Stock Fund*	88,433	2,550,411
Penn Series Mid Cap Growth Fund*	164,755	2,550,412
Penn Series Mid Cap Value Fund*	144,189	3,188,014
Penn Series Mid Core Value Fund*	140,829	2,550,411
Penn Series Real Estate Securities Fund*	134,657	2,550,411
Penn Series Small Cap Growth Fund*	84,200	2,550,412
Penn Series Small Cap Index Fund*	34,842	637,603
Penn Series Small Cap Value Fund*	88,402	2,550,411
Penn Series SMID Cap Growth Fund*	60,637	1,275,206
Penn Series SMID Cap Value Fund*	147,730	3,188,014

TOTAL AFFILIATED EQUITY FUNDS (Cost $24,026,931)		42,719,391

AFFILIATED FIXED INCOME FUNDS — 4.0%
Penn Series Quality Bond Fund* (Cost $2,243,029)	187,255	2,550,412

AFFILIATED INTERNATIONAL EQUITY FUNDS — 28.8%
Penn Series Developed International Index Fund*	420,167	5,100,822
Penn Series Emerging Markets Equity Fund*	400,289	4,463,220
Penn Series International Equity Fund*	373,179	8,926,440

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $14,152,640)		18,490,482

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $473,122)	473,122	473,122

TOTAL INVESTMENTS — 100.1% (Cost $40,895,722)(a)		$64,233,407

Other Assets & Liabilities — (0.1)%		(33,913)

TOTAL NET ASSETS — 100.0%		$64,199,494

*	Non-income producing security.
†	See Security Valuation Note.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $41,323,687. Net unrealized appreciation was $22,909,720. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,337,685 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $427,965.

PENN SERIES FUNDS, INC.

AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$42,719,391	$42,719,391	$—	$—
AFFILIATED FIXED INCOME FUNDS	2,550,412	2,550,412	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	18,490,482	18,490,482	—	—
SHORT-TERM INVEST- MENTS	473,122	473,122	—	—

TOTAL INVEST- MENTS	64,233,407	64,233,407	—	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.8%
Penn Series Flexibly Managed Fund*	247,801	$10,216,853
Penn Series Index 500 Fund*	792,250	12,771,066
Penn Series Large Cap Growth Fund*	575,273	7,662,639
Penn Series Large Cap Value Fund*	994,717	22,987,919
Penn Series Large Core Growth Fund*	154,707	2,554,213
Penn Series Large Core Value Fund*	677,960	10,216,853
Penn Series Large Growth Stock Fund*	354,260	10,216,853
Penn Series Mid Cap Growth Fund*	495,003	7,662,640
Penn Series Mid Cap Value Fund*	577,615	12,771,066
Penn Series Mid Core Value Fund*	564,155	10,216,853
Penn Series Real Estate Securities Fund*	404,574	7,662,640
Penn Series Small Cap Growth Fund*	252,976	7,662,639
Penn Series Small Cap Index Fund*	279,149	5,108,426
Penn Series Small Cap Value Fund*	265,603	7,662,640
Penn Series SMID Cap Growth Fund*	242,911	5,108,426
Penn Series SMID Cap Value Fund*	355,081	7,662,640

TOTAL AFFILIATED EQUITY FUNDS (Cost $78,102,539)		148,144,366

AFFILIATED FIXED INCOME FUNDS — 18.9%
Penn Series High Yield Bond Fund*	678,710	7,662,640
Penn Series Limited Maturity Bond Fund*	883,811	10,216,853
Penn Series Quality Bond Fund*	2,250,408	30,650,558

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,662,631)		48,530,051

AFFILIATED INTERNATIONAL EQUITY FUNDS — 22.9%
Penn Series Developed International Index Fund*	1,472,775	17,879,493
Penn Series Emerging Markets Equity Fund*	1,145,387	12,771,066
Penn Series International Equity Fund*	1,174,596	28,096,345

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $43,418,777)		58,746,904

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,235,491)	1,235,491	1,235,491

TOTAL INVESTMENTS — 100.1% (Cost $165,419,438)(a)		$256,656,812

Other Assets & Liabilities — (0.1)%		(249,604)

TOTAL NET ASSETS — 100.0%		$256,407,208

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $167,567,840. Net unrealized appreciation was $89,088,972. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $91,237,374 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,148,402.

PENN SERIES FUNDS, INC.

MODERATELY AGGRESSIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$148,144,366	$148,144,366	$—	$—
AFFILIATED FIXED INCOME FUNDS	48,530,051	48,530,051	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	58,746,904	58,746,904	—	—
SHORT-TERM INVESTMENTS	1,235,491	1,235,491	—	—

TOTAL INVEST- MENTS	$256,656,812	$256,656,812	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.9%
Penn Series Flexibly Managed Fund*	533,881	$22,011,934
Penn Series Index 500 Fund*	1,137,921	18,343,279
Penn Series Large Cap Growth Fund*	826,274	11,005,967
Penn Series Large Cap Value Fund*	952,485	22,011,934
Penn Series Large Core Value Fund*	730,323	11,005,967
Penn Series Large Growth Stock Fund*	254,414	7,337,311
Penn Series Mid Cap Growth Fund*	473,987	7,337,312
Penn Series Mid Cap Value Fund*	497,782	11,005,967
Penn Series Mid Core Value Fund*	607,729	11,005,967
Penn Series Real Estate Securities Fund*	387,398	7,337,311
Penn Series Small Cap Growth Fund*	242,235	7,337,312
Penn Series Small Cap Index Fund*	400,946	7,337,311
Penn Series Small Cap Value Fund*	254,326	7,337,311
Penn Series SMID Cap Growth Fund*	174,449	3,668,656
Penn Series SMID Cap Value Fund*	510,008	11,005,967

TOTAL AFFILIATED EQUITY FUNDS (Cost $86,865,774)		165,089,506

AFFILIATED FIXED INCOME FUNDS — 35.9%
Penn Series High Yield Bond Fund*	1,299,789	14,674,623
Penn Series Limited Maturity Bond Fund*	2,221,504	25,680,590
Penn Series Quality Bond Fund*	6,733,950	91,716,393

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $115,297,135)		132,071,606

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.0%
Penn Series Developed International Index Fund*	1,510,978	18,343,279
Penn Series Emerging Markets Equity Fund*	987,082	11,005,967
Penn Series International Equity Fund*	1,380,347	33,017,901

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $44,038,186)		62,367,147

AFFILIATED MONEY MARKET FUND — 2.0%
Penn Series Money Market Fund (Cost $7,337,372)	7,337,372	7,337,372

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,126,303)	1,126,303	1,126,303

TOTAL INVESTMENTS — 100.1% (Cost $254,664,770)(a)		$367,991,934

Other Assets & Liabilities — (0.1)%		(210,868)

TOTAL NET ASSETS — 100.0%		$367,781,066

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $256,320,271. Net unrealized appreciation was $111,671,663. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $113,327,164 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,655,501.

PENN SERIES FUNDS, INC.

MODERATE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$165,089,506	$165,089,506	$—	$—
AFFILIATED FIXED INCOME FUNDS	132,071,606	132,071,606	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	62,367,147	62,367,147	—	—
AFFILIATED MONEY MARKET FUNDS	7,337,372	7,337,372	—	—
SHORT-TERM INVEST- MENTS	1,126,303	1,126,303	—	—

TOTAL INVEST- MENTS	$367,991,934	$367,991,934	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.8%
Penn Series Flexibly Managed Fund*	192,503	$7,936,904
Penn Series Index 500 Fund*	211,013	3,401,531
Penn Series Large Cap Growth Fund*	170,247	2,267,687
Penn Series Large Cap Value Fund*	245,314	5,669,218
Penn Series Large Core Value Fund*	150,477	2,267,687
Penn Series Large Growth Stock Fund*	39,315	1,133,844
Penn Series Mid Cap Value Fund*	153,846	3,401,530
Penn Series Mid Core Value Fund*	125,217	2,267,687
Penn Series Real Estate Securities Fund*	119,730	2,267,687
Penn Series Small Cap Growth Fund*	37,433	1,133,844
Penn Series Small Cap Index Fund*	61,959	1,133,844
Penn Series Small Cap Value Fund*	39,301	1,133,843
Penn Series SMID Cap Growth Fund*	53,916	1,133,844
Penn Series SMID Cap Value Fund*	105,083	2,267,687

TOTAL AFFILIATED EQUITY FUNDS (Cost $20,488,409)		37,416,837

AFFILIATED FIXED INCOME FUNDS — 54.7%
Penn Series High Yield Bond Fund*	602,574	6,803,061
Penn Series Limited Maturity Bond Fund*	1,471,250	17,007,653
Penn Series Quality Bond Fund*	2,830,446	38,550,681

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $53,744,609)		62,361,395

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.9%
Penn Series Developed International Index Fund*	373,589	4,535,374
Penn Series Emerging Markets Equity Fund*	101,690	1,133,843
Penn Series International Equity Fund*	237,007	5,669,218

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,617,776)		11,338,435

AFFILIATED MONEY MARKET FUND — 2.0%
Penn Series Money Market Fund (Cost $2,267,706)	2,267,706	2,267,706

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $659,034)	659,034	659,034

TOTAL INVESTMENTS — 100.0% (Cost $84,777,534)(a)		$114,043,407

Other Assets & Liabilities — 0.0%		30,033

TOTAL NET ASSETS — 100.0%		$114,073,440

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $85,471,153. Net unrealized appreciation was $28,572,254. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $29,265,873 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $693,619.

PENN SERIES FUNDS, INC.

MODERATELY CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$37,416,837	$37,416,837	$—	$—
AFFILIATED FIXED INCOME FUNDS	62,361,395	62,361,395	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	11,338,435	11,338,435	—	—
AFFILIATED MONEY MARKET FUNDS	2,267,706	2,267,706	—	—
SHORT-TERM INVEST- MENTS	659,034	659,034	—	—

TOTAL INVEST- MENTS	114,043,407	114,043,407	—	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.7%
Penn Series Flexibly Managed Fund*	123,066	$5,074,012
Penn Series Index 500 Fund*	78,691	1,268,503
Penn Series Large Cap Growth Fund*	95,233	1,268,503
Penn Series Large Cap Value Fund*	54,890	1,268,503
Penn Series Large Core Value Fund*	42,087	634,251
Penn Series Mid Cap Value Fund*	57,372	1,268,503
Penn Series Mid Core Value Fund*	35,022	634,251

TOTAL AFFILIATED EQUITY FUNDS (Cost $6,396,950)		11,416,526

AFFILIATED FIXED INCOME FUNDS — 70.0%
Penn Series High Yield Bond Fund*	393,247	4,439,760
Penn Series Limited Maturity Bond Fund*	1,152,187	13,319,281
Penn Series Quality Bond Fund*	2,002,409	27,272,814

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $37,925,481)		45,031,855

AFFILIATED INTERNATIONAL EQUITY FUNDS — 4.9%
Penn Series Developed International Index Fund*	156,734	1,902,754
Penn Series International Equity Fund*	53,031	1,268,503

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,893,119)		3,171,257

AFFILIATED MONEY MARKET FUND — 5.9%
Penn Series Money Market Fund (Cost $3,805,541)	3,805,541	3,805,541

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $900,152)	900,152	900,152

TOTAL INVESTMENTS — 99.9% (Cost $50,921,243)(a)		$64,325,331

Other Assets & Liabilities — 0.1%		52,969

TOTAL NET ASSETS — 100.0%		$64,378,300

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2015, the cost for Federal income tax purposes was $51,326,580. Net unrealized appreciation was $12,998,751. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,404,088 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $405,337.

PENN SERIES FUNDS, INC.

CONSERVATIVE ALLOCATION FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2015 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2015	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$11,416,526	$11,416,526	$—	$—
AFFILIATED FIXED INCOME FUNDS	45,031,855	45,031,855	—	—
AFFILIATED INTER- NATIONAL EQUITY FUNDS	3,171,257	3,171,257	—	—
AFFILIATED MONEY MARKET FUNDS	3,805,541	3,805,541	—	—
SHORT-TERM INVEST- MENTS	900,152	900,152	—	—

TOTAL INVEST- MENTS	$64,325,331	$64,325,331	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of the level 2 or level 3 fair value hierarchies during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Adviser and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Adviser or the applicable sub adviser, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Adviser or respective sub adviser on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Adviser or sub adviser, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Adviser or sub adviser, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the period ended March 31, 2015, if any, are shown as notes on the Schedule of Investments of the individual fund.

Significant Level 3 items at March 31, 2015 consist of $1,432,687 of equities in the Large Growth Stock Fund which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

DERIVATIVE FINANCIAL INSTRUMENTS:

The Quality Bond, Index 500, Developed International Index, Limited Maturity Bond and Small Cap Index Funds have entered into futures contracts during the period ended March 31, 2015. Open futures contracts held by the Index 500, Developed International Index and Small Cap Index Funds at March 31, 2015 were as follows:

Fund	Type	Future Contract	Expiration Date	Number Of Contracts	Units per Contract	Closing Price	Unrealized Appreciation (Depreciation)
Limited Maturity Bond	Buy/Long	US Treasury Note	6/15/2015	120	2,000	$110	$92,516
Limited Maturity Bond	Sell/Short	US Treasury Note	6/15/2015	(40)	1,000	129	(70,625)
Quality Bond	Buy/Long	US Treasury Note	6/15/2015	80	1,000	120	1,250
Quality Bond	Buy/Long	US Treasury Note	6/15/2015	190	2,000	110	149,219
Quality Bond	Sell/Short	US Treasury Note	6/15/2015	(440)	1,000	129	(959,063)
Quality Bond	Sell/Short	US Ultra Bond	6/15/2015	(115)	1,000	170	(522,969)
Quality Bond	Sell/Short	90 DayEuro Dollar	9/16/2016	(100)	2,500	99	(93,893)
Index 500	Buy/Long	E-Mini S&P 500 Index	6/15/2015	79	50	2,061	(19,868)
Small Cap Index	Buy/Long	Russell 2000 Mini Index	6/15/2015	8	100	1,249	12,325
Developed International Index	Buy/Long	E-Mini MSCI Eafe Index	6/15/2015	25	50	1,830	21,863

The total market value of futures contracts held in the Limited Maturity Bond, Quality Bond, Index 500, Developed International Index and Small Cap Index Funds as of March 31, 2015 are classified as Level 1.

Open forward foreign currency contracts held by High Yield Bond Fund at March 31, 2015 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Sell	Canadian Dollar	Royal Bank of Canada	06/19/2015	(908,000)	1.26792	$(709,845)	$(716,136)	$(6,291)
Buy	Euro	BNY Mellon	06/12/2015	148,000	0.92908	160,372	159,297	(1,075)
Buy	Euro	BNY Mellon	06/12/2015	77,440	0.92908	84,314	83,352	(962)
Sell	Euro	Citi	06/12/2015	(183,439)	0.92908	(200,256)	(197,441)	2,815
Sell	Euro	Citi	06/12/2015	(8,212,000)	0.92908	(8,816,157)	(8,838,848)	(22,691)
Buy	Pounds Sterling	Goldman Sachs	04/10/2015	404,106	0.67418	614,345	599,406	(14,939)
Buy	Pounds Sterling	HSBC	04/10/2015	125,469	0.67418	192,302	186,107	(6,195)
Sell	Pounds Sterling	BNY Mellon	04/10/2015	(65,529)	0.67418	(97,301)	(97,199)	102
Sell	Pounds Sterling	BA Securities	04/10/2015	(2,747,000)	0.67418	(4,139,152)	(4,074,602)	64,550
Buy	Swiss Francs	Bank of America	05/12/2015	165,000	0.97012	174,599	170,083	(4,516)
Buy	Swiss Francs	Barclays	05/12/2015	965,775	0.97012	1,036,273	995,525	(40,748)
Buy	Swiss Francs	BNY Mellon	05/12/2015	6,656	0.97012	6,709	6,861	152
Sell	Swiss Francs	HSBC	05/12/2015	(1,554,000)	0.97012	(1,690,509)	(1,601,869)	88,640

Total								$58,842

Open forward foreign currency contracts held by Mid Core Value Fund at March 31, 2015 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Sell	Canadian Dollar	JP Morgan	04/30/2015	(2,671,177)	1.26702	$(2,140,263)	$(2,108,244)	$32,019
Sell	Japanese Yen	Credit Suisse	04/30/2015	(1,221,092)	119.89560	(10,185)	(10,185)	—
Sell	Japanese Yen	Credit Suisse	04/30/2015	(1,180,530)	119.87750	(9,849)	(9,848)	1
Sell	Japanese Yen	Credit Suisse	04/30/2015	(32,130,611)	119.87750	(269,876)	(268,029)	1,847
Sell	Euro	UBS	04/30/2015	(1,142,182)	0.92963	(1,242,214)	(1,228,641)	13,573

Total								$47,440

Open forward foreign currency contracts held by Emerging Market Equity Fund at March 31, 2015 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Buy	Japanese Yen	State Street	04/02/2015	2,773,554	119.9312	$22,786	$23,126	$340
Sell	Japanese Yen	State Street	04/02/2015	(53,714,910)	119.9312	(447,239)	(447,881)	(642)
Sell	Japanese Yen	State Street	05/07/2015	(57,212,109)	119.8682	(475,903)	(477,292)	(1,389)
Sell	Euro	UBS	04/16/2015	(4,367,566)	0.929812	(4,635,909)	(4,697,257)	(61,348)

Total								$(63,039)

The total market value of forward foreign currency contracts held in the High Yield Bond, Mid Core Value and Emerging Markets Equity Funds as of March 31, 2015 are classified as Level 2.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 27, 2015

By (Signature and Title)*	/s/ Timothy P. Demetres
Timothy P. Demetres, Treasurer
(principal financial officer)

Date  May 27, 2015

*	Print the name and title of each signing officer under his or her signature.